UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22613

Jackson Variable Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices) (Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 – September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares	Value ($)
JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 6.7%
JNL Multi-Manager Alternative Fund - Class I (1.0%) (a)	1,182	11,977
JNL/Boston Partners Global Long Short Equity Fund - Class I (1.0%) (a)	470	5,124
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (1.3%) (a)	457	4,274
JNL/Heitman U.S. Focused Real Estate Fund - Class I (1.2%) (a)	172	1,727
		23,102
Domestic Balanced 9.2%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (0.5%) (a)	723	9,385
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.6%) (a)	1,447	22,244
		31,629
Domestic Equity 9.0%
JNL Multi-Manager Mid Cap Fund - Class I (0.5%) (a)	378	5,134
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	77	2,571
JNL Multi-Manager Small Cap Value Fund - Class I (0.2%) (a)	159	2,561
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.6%) (a)	556	9,439
JNL/Invesco Diversified Dividend Fund - Class I (1.8%) (a)	1,053	11,110
		30,815
Domestic Fixed Income 52.0%
JNL/Crescent High Income Fund - Class I (1.4%) (a)	776	8,564
JNL/DoubleLine Core Fixed Income Fund - Class I (0.8%) (a)	2,287	31,658
JNL/DoubleLine Total Return Fund - Class I (2.1%) (a)	4,244	46,219
JNL/PIMCO Income Fund - Class I (2.0%) (a)	2,042	20,542
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I (4.8%) (a)	1,718	19,684
JNL/PIMCO Real Return Fund - Class I (0.2%) (a)	343	3,420
JNL/PPM America High Yield Bond Fund - Class I (0.1%) (a)	213	3,424
JNL/PPM America Total Return Fund - Class I (2.3%) (a)	2,239	26,529
JNL/Scout Unconstrained Bond Fund - Class I (3.4%) (a)	1,821	17,960
		178,000
Emerging Markets Equity 3.0%
JNL/GQG Emerging Markets Equity Fund - Class I (1.3%) (a)	644	5,999
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (0.8%) (a)	409	4,270
		10,269
Global Fixed Income 7.3%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (1.5%) (a)	2,315	24,886
International Equity 6.0%
JNL/Causeway International Value Select Fund - Class I (0.5%) (a)	551	9,371
JNL/WCM Focused International Equity Fund - Class I (0.8%) (a)	728	11,121
		20,492
International Fixed Income 6.8%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.1%) (a)	2,120	23,130
Total Investment Companies (cost $338,178)		342,323
Total Investments 100.0% (cost $338,178)		342,323
Other Assets and Liabilities, Net (0.0)%		(85)
Total Net Assets 100.0%		342,238

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

	Shares	Value ($)
JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 6.8%
JNL Multi-Manager Alternative Fund - Class I (1.6%) (a)	1,804	18,272
JNL/Boston Partners Global Long Short Equity Fund - Class I (1.0%) (a)	476	5,193
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (1.5%) (a)	554	5,178
JNL/First State Global Infrastructure Fund - Class I (0.1%) (a)	95	1,289
JNL/Heitman U.S. Focused Real Estate Fund - Class I (1.8%) (a)	256	2,580
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (1.3%) (a)	232	2,655
		35,167
Domestic Balanced 11.2%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (1.0%) (a)	1,396	18,134
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.2%) (a)	2,619	40,251
		58,385
Domestic Equity 15.5%
JNL Multi-Manager Mid Cap Fund - Class I (1.5%) (a)	1,144	15,547
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	155	5,203
JNL Multi-Manager Small Cap Value Fund - Class I (0.5%) (a)	400	6,444
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (1.2%) (a)	1,235	20,960
JNL/Invesco Diversified Dividend Fund - Class I (3.0%) (a)	1,712	18,059
JNL/T. Rowe Price Established Growth Fund - Class I (0.1%) (a)	277	14,436
		80,649
Domestic Fixed Income 38.2%
JNL/Crescent High Income Fund - Class I (1.5%) (a)	825	9,113
JNL/DoubleLine Core Fixed Income Fund - Class I (0.9%) (a)	2,535	35,089
JNL/DoubleLine Total Return Fund - Class I (2.4%) (a)	4,773	51,975
JNL/PIMCO Income Fund - Class I (2.3%) (a)	2,331	23,446
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I (4.7%) (a)	1,702	19,505
JNL/PIMCO Real Return Fund - Class I (0.3%) (a)	521	5,194
JNL/PPM America High Yield Bond Fund - Class I (0.2%) (a)	243	3,901
JNL/PPM America Total Return Fund - Class I (2.7%) (a)	2,632	31,193
JNL/Scout Unconstrained Bond Fund - Class I (3.6%) (a)	1,976	19,480
		198,896
Emerging Markets Equity 5.5%
JNL/GQG Emerging Markets Equity Fund - Class I (3.0%) (a)	1,550	14,428
JNL/Lazard Emerging Markets Fund - Class I (0.7%) (a)	532	5,301
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (1.7%) (a)	872	9,118
		28,847
Global Equity 2.0%
JNL/Harris Oakmark Global Equity Fund - Class I (1.1%) (a)	900	10,356
Global Fixed Income 5.3%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (1.6%) (a)	2,568	27,607
International Equity 10.5%
JNL Multi-Manager International Small Cap Fund - Class I (2.4%) (a)	643	6,482
JNL/Causeway International Value Select Fund - Class I (1.4%) (a)	1,380	23,462
JNL/WCM Focused International Equity Fund - Class I (1.7%) (a)	1,628	24,872
		54,816

1

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares	Value ($)
International Fixed Income 5.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.7%) (a)	2,394	26,117
Total Investment Companies (cost $507,583)		520,840
Total Investments 100.0% (cost $507,583)		520,840
Other Assets and Liabilities, Net (0.0)%		(129)
Total Net Assets 100.0%		520,711

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 100 Fund
INVESTMENT COMPANIES 100.0%
Alternative 100.0%
JNL Multi-Manager Alternative Fund - Class I (4.2%) (a)	4,874	49,377
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I (4.1%) (a)	1,767	23,360
JNL/AQR Managed Futures Strategy Fund - Class I (6.5%) (a)	2,337	19,096
JNL/BlackRock Global Long Short Credit Fund - Class I (5.6%) (a)	633	6,162
JNL/Boston Partners Global Long Short Equity Fund - Class I (9.2%) (a)	4,267	46,506
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (8.5%) (a)	3,071	28,708
JNL/First State Global Infrastructure Fund - Class I (1.2%) (a)	797	10,839
JNL/Heitman U.S. Focused Real Estate Fund - Class I (7.6%) (a)	1,070	10,759
JNL/Invesco Global Real Estate Fund - Class I (0.5%) (a)	813	8,131
JNL/Neuberger Berman Currency Fund - Class I (11.7%) (a)	1,211	12,389
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (6.9%) (a)	1,209	13,824
JNL/Nicholas Convertible Arbitrage Fund - Class I (6.6%) (a)	1,055	10,971
JNL/PPM America Long Short Credit Fund - Class I (9.0%) (a)	978	8,908
JNL/Westchester Capital Event Driven Fund - Class I (11.3%) (a)	2,315	24,679
Total Investment Companies (cost $269,896)		273,709
Total Investments 100.0% (cost $269,896)		273,709
Other Assets and Liabilities, Net (0.0)%		(81)
Total Net Assets 100.0%		273,628

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1	7,545	228,685
Total Investment Companies (cost $213,666)		228,685
Total Investments 100.0% (cost $213,666)		228,685
Other Assets and Liabilities, Net (0.0)%		(56)
Total Net Assets 100.0%		228,629

JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1	6,390	522,815
Total Investment Companies (cost $471,455)		522,815
Total Investments 100.0% (cost $471,455)		522,815
Other Assets and Liabilities, Net (0.0)%		(166)
Total Net Assets 100.0%		522,649

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings

2

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Long Term Investments in Affiliates

The Funds of Funds invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC ("JNAM"). The following table details each Fund's long term investments in affiliates held during the period ended September 30, 2018.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Conservative Allocation Fund[1]
JNL Multi-Manager Alternative Fund - Class I	7,722	4,753	422	—	4	(80)	11,977	3.5
JNL Multi-Manager Mid Cap Fund - Class I	3,842	1,574	737	—	79	376	5,134	1.5
JNL Multi-Manager Small Cap Growth Fund - Class I	1,277	1,378	441	—	80	277	2,571	0.8
JNL Multi-Manager Small Cap Value Fund - Class I	1,275	1,425	218	—	18	61	2,561	0.7
JNL/Boston Partners Global Long Short Equity Fund - Class I	3,864	1,627	302	—	6	(71)	5,124	1.5
JNL/Causeway International Value Select Fund - Class I	7,111	3,516	1,001	—	41	(296)	9,371	2.7
JNL/Crescent High Income Fund - Class I	6,440	2,389	449	—	5	179	8,564	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	—	32,326	784	—	7	109	31,658	9.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	13,523	11,079	1,157	—	(22)	(293)	23,130	6.8
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	7,690	—	(628	—	275	846	9,439	2.8
JNL/DoubleLine Total Return Fund - Class I	45,080	14,711	13,665	—	(99)	192	46,219	13.5
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	3,872	2,299	1,653	—	(5)	(239)	4,274	1.2
JNL/Epoch Global Shareholder Yield Fund - Class I	3,221	—	3,117	—	(4)	(100)	—	—
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	7,710	3,089	1,568	—	71	83	9,385	2.7
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	18,653	9,390	2,989	—	(26)	(142)	24,886	7.3
JNL/GQG Emerging Markets Equity Fund - Class I	2,587	4,749	541	—	27	(823)	5,999	1.8
JNL/Heitman U.S. Focused Real Estate Fund - Class I	—	—	(1,766	—	—	(39)	1,727	0.5
JNL/Invesco Diversified Dividend Fund - Class I	8,991	4,339	2,423	—	45	158	11,110	3.2
JNL/Mellon Capital International Index Fund - Class I	—	—	(78	—	(78)	—	—	—
JNL/Mellon Capital Real Estate Sector Fund - Class I	—	1,724	1,948	—	224	—	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	2,629	2,571	375	—	20	(575)	4,270	1.2
JNL/PIMCO Income Fund - Class I	14,170	7,104	733	—	1	—	20,542	6.0
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I	16,114	6,071	2,120	—	(39)	(342)	19,684	5.8
JNL/PIMCO Real Return Fund - Class I	3,869	1,171	1,571	—	(20)	(29)	3,420	1.0
JNL/PPM America High Yield Bond Fund - Class I	2,575	967	169	—	3	48	3,424	1.0
JNL/PPM America Total Return Fund - Class I	34,132	10,902	18,213	—	(39)	(253)	26,529	7.8
JNL/Scout Unconstrained Bond Fund - Class I	16,746	6,176	4,771	—	(39)	(152)	17,960	5.2
JNL/T. Rowe Price Capital Appreciation Fund - Class I	17,326	6,375	2,870	—	171	1,242	22,244	6.5
JNL/WCM Focused International Equity Fund - Class I	7,113	4,900	1,431	—	117	422	11,121	3.2
	257,532	146,605	63,196	—	823	559	342,323	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	14,358	4,095	50	—	—	(131)	18,272	3.5
JNL Multi-Manager International Small Cap Fund - Class I	—	6,516	21	—	—	(13)	6,482	1.2
JNL Multi-Manager Mid Cap Fund - Class I	14,501	1,030	1,452	—	163	1,305	15,547	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	3,605	1,529	803	—	155	717	5,203	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	2,425	4,152	356	—	30	193	6,444	1.2
JNL/Boston Partners Global Long Short Equity Fund - Class I	4,782	619	128	—	2	(82)	5,193	1.0
JNL/Causeway International Value Select Fund - Class I	21,742	5,098	2,604	—	65	(839)	23,462	4.5
JNL/Crescent High Income Fund - Class I	11,517	246	2,833	—	8	175	9,113	1.8
JNL/DoubleLine Core Fixed Income Fund - Class I	—	35,186	279	—	3	179	35,089	6.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	24,892	6,952	5,249	—	(88)	(390)	26,117	5.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	19,216	1,653	2,513	—	296	2,308	20,960	4.0
JNL/DoubleLine Total Return Fund - Class I	62,064	6,245	16,366	—	(141)	173	51,975	10.0
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	4,782	1,980	1,296	—	(6)	(282)	5,178	1.0
JNL/Epoch Global Shareholder Yield Fund - Class I	7,198	300	7,272	—	1	(227)	—	—
JNL/First State Global Infrastructure Fund - Class I	—	1,331	52	—	1	9	1,289	0.2
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	21,526	1,598	5,349	—	240	119	18,134	3.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	26,060	6,473	4,830	—	(41)	(55)	27,607	5.3
JNL/GQG Emerging Markets Equity Fund - Class I	7,256	9,925	734	—	20	(2,039)	14,428	2.8
JNL/Harris Oakmark Global Equity Fund - Class I	9,645	1,785	587	—	4	(491)	10,356	2.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	—	2,640	—	—	—	(60)	2,580	0.5

3

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Invesco Diversified Dividend Fund - Class I	17,972	3,617	3,801	—	47	224	18,059	3.5
JNL/Invesco Global Real Estate Fund - Class I	3,615	285	3,804	—	56	(152)	—	—
JNL/Lazard Emerging Markets Fund - Class I	6,127	1,561	1,502	—	(131)	(754)	5,301	1.0
JNL/Mellon Capital International Index Fund - Class I	—	5,378	5,198	—	(180)	—	—	—
JNL/Mellon Capital Real Estate Sector Fund - Class I	2,398	348	2,866	—	176	(56)	—	—
JNL/Mellon Capital S&P 500 Index Fund - Class I	3,610	268	4,143	—	511	(246)	—	—
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	2,713	83	—	1	24	2,655	0.5
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	6,190	4,480	293	—	17	(1,276)	9,118	1.8
JNL/PIMCO Income Fund - Class I	21,493	4,874	2,903	—	11	(29)	23,446	4.5
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I	20,321	2,324	2,673	—	(53)	(414)	19,505	3.7
JNL/PIMCO Real Return Fund - Class I	7,188	619	2,520	—	(34)	(59)	5,194	1.0
JNL/PPM America High Yield Bond Fund - Class I	4,784	330	1,266	—	15	38	3,901	0.8
JNL/PPM America Total Return Fund - Class I	39,436	4,038	11,906	—	(43)	(332)	31,193	6.0
JNL/Scout Unconstrained Bond Fund - Class I	21,484	2,649	4,443	—	(36)	(174)	19,480	3.7
JNL/T. Rowe Price Capital Appreciation Fund - Class I	36,974	2,904	2,353	—	142	2,584	40,251	7.7
JNL/T. Rowe Price Established Growth Fund - Class I	11,918	2,487	1,901	—	287	1,645	14,436	2.8
JNL/WCM Focused International Equity Fund - Class I	21,743	4,805	3,069	—	281	1,112	24,872	4.8
	480,822	143,033	107,498	—	1,779	2,704	520,840	100.0
JNL Institutional Alt 100 Fund
JNL Multi-Manager Alternative Fund - Class I	50,166	8,507	9,057	—	132	(371)	49,377	18.0
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	32,446	—	9,287	—	—	201	23,360	8.5
JNL/AQR Managed Futures Strategy Fund - Class I	30,900	138	11,062	—	147	(1,027)	19,096	7.0
JNL/BlackRock Global Long Short Credit Fund - Class I	20,888	44	14,859	—	173	(84)	6,162	2.2
JNL/Boston Partners Global Long Short Equity Fund - Class I	58,544	71	11,157	—	256	(1,208)	46,506	17.0
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	35,992	859	6,624	—	86	(1,605)	28,708	10.5
JNL/First State Global Infrastructure Fund - Class I	6,689	5,672	1,188	—	(23)	(311)	10,839	4.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	—	11,136	288	—	7	(96)	10,759	3.9
JNL/Invesco Global Real Estate Fund - Class I	20,157	64	11,821	—	345	(614)	8,131	3.0
JNL/Mellon Capital Real Estate Sector Fund - Class I	10,831	107	11,099	—	499	(338)	—	—
JNL/Neuberger Berman Currency Fund - Class I	7,513	6,362	1,685	—	18	181	12,389	4.5
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	14,818	759	—	(16)	(219)	13,824	5.1
JNL/Nicholas Convertible Arbitrage Fund - Class I	15,019	26	4,410	—	73	263	10,971	4.0
JNL/PPM America Long Short Credit Fund - Class I	13,367	29	4,711	—	95	128	8,908	3.3
JNL/Westchester Capital Event Driven Fund - Class I	31,794	43	8,895	—	337	1,400	24,679	9.0
	334,306	47,876	106,902	—	2,129	(3,700)	273,709	100.0

1 Effective as of close of business on August 10, 2018, JNL Interest Rate Opportunities Fund was acquired by JNL Conservative Allocation Fund. The value of investments as of close of business on August 10, 2018 are included in purchases in the long term investments table of the acquiring Fund.

Security Valuation and Fair Value Measurement. Under the Jackson Variable Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Form N-Q, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual

4

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

5

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares	Value ($)
JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 99.7%
Alternative 2.7%
iShares Global Infrastructure ETF (a)	31	1,295
iShares U.S. Real Estate ETF	30	2,450
		3,745
Domestic Equity 32.7%
iShares Core S&P 500 ETF	40	11,760
iShares Core S&P Mid-Cap ETF	28	5,702
iShares Edge MSCI USA Value Factor ETF	82	7,185
iShares Russell 2000 Value ETF (a)	8	1,062
iShares S&P SmallCap 600 Index ETF	17	1,482
iShares U.S. Consumer Services ETF	22	4,609
iShares U.S. Energy ETF	58	2,439
iShares U.S. Financial Services ETF	41	5,448
iShares U.S. Technology ETF	27	5,218
		44,905
Domestic Fixed Income 44.9%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	58	2,723
iShares 0-5 Year TIPS Bond ETF	41	4,018
iShares Core Total U.S. Bond Market ETF	233	24,567
iShares Floating Rate Bond ETF	265	13,520
iShares Intermediate-Term Corp. ETF	318	16,884
		61,712
Emerging Markets Equity 3.2%
iShares Core MSCI Emerging Markets ETF	72	3,750
iShares MSCI India ETF	20	637
		4,387
Emerging Markets Fixed Income 6.1%
iShares JPMorgan USD Emerging Markets Bond ETF	78	8,408
International Equity 10.1%
iShares Core MSCI EAFE ETF	166	10,660
iShares MSCI EAFE Small Cap Index ETF	51	3,183
		13,843
Total Investment Companies (cost $126,788)		137,000
SHORT TERM INVESTMENTS 2.7%
Securities Lending Collateral 2.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (b) (c)	3,646	3,646
Total Short Term Investments (cost $3,646)		3,646
Total Investments 102.4% (cost $130,434)		140,646
Other Assets and Liabilities, Net (2.4)%		(3,274)
Total Net Assets 100.0%		137,372

(a)  All or portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 99.8%
Alternative 3.5%
iShares Global Infrastructure ETF (a)	79	3,339
iShares U.S. Real Estate ETF	81	6,510
		9,849
Domestic Equity 41.1%
iShares Core S&P 500 ETF	93	27,289
iShares Core S&P Mid-Cap ETF	73	14,709
iShares Edge MSCI USA Value Factor ETF	194	17,041
iShares Russell 2000 Value ETF (a)	28	3,655
iShares S&P SmallCap 600 Index ETF (a)	44	3,824
iShares U.S. Consumer Services ETF	64	13,469
iShares U.S. Energy ETF (a)	154	6,459
iShares U.S. Financial Services ETF	121	16,151
iShares U.S. Technology ETF (a)	71	13,840
		116,437
Domestic Fixed Income 28.7%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	60	2,822
iShares 0-5 Year TIPS Bond ETF	42	4,161
iShares Core Total U.S. Bond Market ETF	342	36,097
	Shares	Value ($)
iShares Floating Rate Bond ETF (a)	328	16,729
iShares Intermediate-Term Corp. ETF (a)	407	21,591
		81,400
Emerging Markets Equity 6.2%
iShares Core MSCI Emerging Markets ETF	286	14,821
iShares MSCI India ETF	81	2,642
		17,463
Emerging Markets Fixed Income 4.9%
iShares JPMorgan USD Emerging Markets Bond ETF	129	13,877
International Equity 15.4%
iShares Core MSCI EAFE ETF	499	31,984
iShares MSCI EAFE Small Cap Index ETF	190	11,821
		43,805
Total Investment Companies (cost $249,636)		282,831
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (b) (c)	4,638	4,638
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.99% (b) (c)	158	158
Total Short Term Investments (cost $4,796)		4,796
Total Investments 101.5% (cost $254,432)		287,627
Other Assets and Liabilities, Net (1.5)%		(4,275)
Total Net Assets 100.0%		283,352

(a)  All or portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 99.9%
Alternative 4.2%
iShares Global Infrastructure ETF (a)	65	2,720
iShares U.S. Real Estate ETF	89	7,124
		9,844
Domestic Equity 52.7%
iShares Core S&P 500 ETF	81	23,679
iShares Core S&P Mid-Cap ETF	93	18,731
iShares Edge MSCI USA Value Factor ETF	257	22,538
iShares Russell 2000 Value ETF (a)	27	3,605
iShares S&P SmallCap 600 Index ETF	50	4,382
iShares U.S. Consumer Services ETF (a)	61	13,025
iShares U.S. Energy ETF	169	7,071
iShares U.S. Financial Services ETF (a)	121	16,167
iShares U.S. Technology ETF (a)	72	13,904
		123,102
Domestic Fixed Income 12.7%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	49	2,307
iShares 0-5 Year TIPS Bond ETF (a)	23	2,258
iShares Core Total U.S. Bond Market ETF	108	11,415
iShares Floating Rate Bond ETF (a)	135	6,880
iShares Intermediate-Term Corp. ETF (a)	129	6,874
		29,734
Emerging Markets Equity 8.0%
iShares Core MSCI Emerging Markets ETF	297	15,366
iShares MSCI India ETF	100	3,250
		18,616
Emerging Markets Fixed Income 2.4%
iShares JPMorgan USD Emerging Markets Bond ETF	53	5,706
International Equity 19.9%
iShares Core MSCI EAFE ETF	556	35,600
iShares MSCI EAFE Small Cap Index ETF	173	10,798
		46,398
Total Investment Companies (cost $199,151)		233,400
SHORT TERM INVESTMENTS 5.3%
Securities Lending Collateral 5.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (b) (c)	12,081	12,081

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares	Value ($)
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.99% (b) (c)	265	265
Total Short Term Investments (cost $12,346)		12,346
Total Investments 105.2% (cost $211,497)		245,746
Other Assets and Liabilities, Net (5.2)%		(12,153)
Total Net Assets 100.0%		233,593

(a)  All or portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/AQR Risk Parity Fund (a)
GOVERNMENT AND AGENCY OBLIGATIONS 42.7%
France 4.1%
France Government Inflation Indexed Bond
1.10%, 07/25/22, EUR (b)	146	187
0.25%, 07/25/24, EUR (b)	210	266
0.10%, 03/01/25 - 03/01/28, EUR (b)	309	384
1.85%, 07/25/27, EUR (b)	166	240
0.70%, 07/25/30, EUR (b)	104	139
		1,216
Germany 5.8%
Deutsche Bundesrepublik Inflation Indexed Bond
0.10%, 04/15/23 - 04/15/26, EUR (b)	1,369	1,729
United Kingdom 6.7%
United Kingdom Inflation Indexed Bond
0.13%, 03/22/24 - 03/22/26, GBP (b)	1,358	2,003
United States of America 26.1%
U.S. Treasury Inflation Indexed Note
0.63%, 01/15/26 (b)	1,018	997
0.13%, 04/15/20 - 07/15/26 (b)	5,948	5,788
0.38%, 07/15/25 - 07/15/27 (b)	1,014	975
		7,760
Total Government And Agency Obligations (cost $12,882)		12,708
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 52.4%
Investment Companies 35.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	5,834	5,834
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 2.09% (d)	4,680	4,680
		10,514
Treasury Securities 17.1%
U.S. Treasury Bill
2.03%, 10/11/18 (e)	3,878	3,876
2.16%, 01/24/19 (e)	1,212	1,203
		5,079
Total Short Term Investments (cost $15,594)		15,593
Total Investments 95.1% (cost $28,476)		28,301
Other Derivative Instruments 0.5%		145
Other Assets and Liabilities, Net 4.4%		1,317
Total Net Assets 100.0%		29,763

(a) Consolidated Schedule of Investments.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
ASX SPI 200 Index	2	December 2018	AUD	308	1	1
Australia Commonwealth Treasury Bond, 10-Year	10	December 2018	AUD	1,298	1	(7)
Brent Crude Oil	10	January 2019		775	13	47
CAC40 10 Euro	3	October 2018	EUR	160	(2)	5
Canadian Government Bond, 10-Year	12	December 2018	CAD	1,613	(1)	(17)
Cattle Feeder	1	January 2019		77	—	—
Cocoa	2	December 2018		50	(1)	(9)
Coffee 'C'	7	December 2018		295	8	(26)
Corn	24	December 2018		430	(10)	(2)
Cotton No. 2	3	December 2018		119	(2)	(5)
E-mini Russell 2000 Index	7	December 2018		602	2	(6)
Euro STOXX 50	13	December 2018	EUR	433	(7)	9
Euro-Bund	47	December 2018	EUR	7,530	40	(78)
FTSE 100 Index	6	December 2018	GBP	436	(2)	17
FTSE/JSE Top 40 Index	6	December 2018	ZAR	3,040	(1)	(2)
Gold 100 oz.	9	December 2018		1,140	8	(63)
Hang Seng China Enterprises Index	3	October 2018	HKD	1,639	2	3
Japanese Government Bond, 10-Year	3	December 2018	JPY	450,907	(2)	(6)
KCBT Wheat	2	December 2018		50	(1)	1
KOSPI 200	4	December 2018	KRW	293,795	(1)	7
Lean Hogs	5	December 2018		113	5	3
Live Cattle	7	December 2018		319	1	14
LME Aluminum	7	December 2018		367	(4)	(4)
LME Copper	4	December 2018		627	(11)	(1)
LME Lead	1	December 2018		56	(5)	(5)
LME Nickel	1	December 2018		85	(9)	(9)
LME Zinc	3	December 2018		199	(2)	(2)
Low Sulphur Gas Oil	4	December 2018		271	5	17
MSCI Taiwan Index	2	October 2018		82	—	—
Natural Gas	6	December 2018		172	(3)	13
NY Harbor ULSD	3	December 2018		281	3	16
RBOB Gasoline	3	December 2018		246	3	15
S&P 500 E-Mini Index	43	December 2018		6,246	(2)	30
S&P MidCap 400 E-Mini Index	3	December 2018		612	2	(5)
S&P/Toronto Stock Exchange 60 Index	2	December 2018	CAD	379	(4)	1
Silver	4	December 2018		310	8	(16)
Soybean	4	January 2019		169	(2)	2
Soybean Meal	5	December 2018		174	(2)	(19)
Soybean Oil	4	December 2018		67	—	3
Sugar #11 (World Markets)	18	March 2019		232	6	(6)
Tokyo Price Index	5	December 2018	JPY	83,850	6	63
U.K. Long Gilt	12	December 2018	GBP	1,469	2	(23)
U.S. Treasury Note, 10-Year	157	December 2018		18,896	5	(247)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Wheat	9	December 2018	228	(2)	1
WTI Crude Oil	15	December 2018	1,034	17	62
				62	(228)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	12/19/18	BRL	3,504	858	23
CNH/USD	CIT	12/19/18	CNH	2,000	290	(1)
EUR/USD	CIT	12/19/18	EUR	348	407	(4)
EUR/USD	CIT	12/19/18	EUR	263	311	—
GBP/USD	CIT	12/19/18	GBP	120	163	—
HKD/USD	CIT	10/02/18	HKD	3	—	—
HKD/USD	CIT	12/19/18	HKD	470	60	—
HUF/USD	CIT	12/19/18	HUF	161,200	583	3
INR/USD	CIT	12/19/18	INR	35,475	482	(12)
INR/USD	CIT	12/19/18	INR	4,425	60	—
KRW/USD	CIT	12/19/18	KRW	1,280,600	1,159	5
MXN/USD	CIT	12/19/18	MXN	21,598	1,141	28
PLN/USD	CIT	12/19/18	PLN	750	204	(2)
PLN/USD	CIT	12/19/18	PLN	2,450	666	2
USD/CHF	CIT	12/19/18	CHF	(1)	(1)	—
USD/CNH	CIT	12/19/18	CNH	(100)	(15)	—
USD/EUR	CIT	12/19/18	EUR	(1,880)	(2,200)	(6)
USD/EUR	CIT	12/19/18	EUR	(3,763)	(4,403)	22
USD/GBP	CIT	12/19/18	GBP	(1,233)	(1,611)	(17)
USD/GBP	CIT	12/19/18	GBP	(411)	(537)	—
USD/HKD	CIT	12/19/18	HKD	(297)	(37)	—
USD/HUF	CIT	12/19/18	HUF	(8,800)	(32)	—
USD/INR	CIT	12/19/18	INR	(300)	(4)	—
USD/KRW	CIT	12/19/18	KRW	(48,600)	(44)	—
USD/MXN	CIT	12/19/18	MXN	(900)	(48)	—
USD/PLN	CIT	12/19/18	PLN	(200)	(54)	—
USD/ZAR	CIT	12/19/18	ZAR	(100)	(7)	—
ZAR/USD	CIT	12/19/18	ZAR	8,200	574	8
					(2,035)	49

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
Bovespa Index Future, Expiration October 2018	BOA	N/A	10/17/18	BRL	766	—	7
KOSPI 200 Future, Expiration December 2018	BOA	N/A	12/13/18	KRW	147,098	—	3
Hang Seng China Enterprises Index Future, Expiration October 2018	GSC	N/A	10/30/18	HKD	1,636	—	3
KOSPI 200 Future, Expiration December 2018	GSC	N/A	12/13/18	KRW	73,347	—	2
Hang Seng China Enterprises Index Future, Expiration October 2018	MLP	N/A	10/30/18	HKD	4,887	—	12
Hang Seng Index Future, Expiration October 2018	MLP	N/A	10/30/18	HKD	1,374	—	3
MSCI Taiwan Index Future, Expiration October 2018	MLP	N/A	10/30/18		328	—	—
Swiss Market Index Future, Expiration December 2018	MLP	N/A	12/21/18	CHF	268	—	4
						—	34

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Long Short Credit Fund
COMMON STOCKS 1.3%
Germany 0.0%
Aroundtown SA	8	74
Italy 0.1%
Intesa Sanpaolo SpA	9	23
Telecom Italia SpA (a)	111	67
		90
United States of America 1.2%
Ascent Resources - Marcellus LLC (a) (b) (c)	5	16
CBS Corp. - Class B	1	82
Dell Technologies Inc. - Class V (a)	1	87
Kroger Co.	5	145
Lions Gate Entertainment Corp. - Class A	27	654
PG&E Corp. (d)	2	95
Verizon Communications Inc.	1	72
VMware Inc. - Class A (a) (d)	1	154
		1,305
Total Common Stocks (cost $1,458)		1,469
WARRANTS 0.0%
United States of America 0.0%
Ascent Resources LLC - 2nd Lien A (a) (c)	34	5
Ascent Resources LLC - 2nd Lien B (a) (c)	27	2
Total Warrants (cost $8)		7
INVESTMENT COMPANIES 0.3%
United States of America 0.3%
iShares iBoxx USD Investment Grade Corporate Bond ETF (e)	3	345
Total Investment Companies (cost $346)		345
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.7%
Australia 0.2%
Virgin Australia Trust
Series 2013-1C, 7.13%, 10/23/18 (f)	77	77
Series 2013-1B, 6.00%, 10/23/20 (f)	86	87
		164
Canada 0.7%
Air Canada Pass-Through Trust
Series 2017-B-1, 3.70%, 01/15/26 (f)	825	795
Ireland 5.4%
Adagio V CLO DAC
Series V-E-X, 6.70%, (3M EURIBOR + 6.70%), 10/15/29, EUR (c) (g)	110	128
Aqueduct European CLO II DAC
Series 2017-B1-2X, 1.20%, (3M EURIBOR + 1.20%), 10/15/30, EUR (c) (g)	164	187
Arbour CLO Ltd.
Series 2014-E-1X, 5.00%, (3M EURIBOR + 5.00%), 06/16/27, EUR (c) (g)	238	277
Aurium CLO II DAC
Series BR-2X, 1.35%, (3M EURIBOR + 1.35%), 10/13/29, EUR (c) (g)	148	170
Avoca CLO VIII DAC
Series E-18X, 4.60%, (3M EURIBOR + 4.60%), 04/15/31, EUR (c) (g)	200	216
Avoca CLO XIV DAC
Series FR-14X, 6.35%, (3M EURIBOR + 6.35%), 01/12/31, EUR (c) (g)	300	322
Avoca CLO XIV Ltd.
Series SUB-14X, 0.00%, 07/12/28, EUR (c) (h)	400	375
Avoca CLO XV Ltd.
Series M1-15X, 0.00%, 01/15/29, EUR (c) (g)	500	463
Series ER-15X, 4.13%, (3M EURIBOR + 4.13%), 04/15/31, EUR (c) (g)	150	160
Series FR-15X, 5.84%, (3M EURIBOR + 5.84%), 04/15/31, EUR (c) (g)	230	238
Avoca CLO XVIII DAC
Series B1-18X, 1.25%, (3M EURIBOR + 1.25%), 04/15/31, EUR (c) (g)	400	456
Bilbao CLO I DAC
Series A2A-1X, 1.30%, (3M EURIBOR + 1.30%), 07/20/31, EUR (c) (g)	300	342
	Shares/Par[1]	Value ($)
Series D-1X, 4.73%, (3M EURIBOR + 4.73%), 07/20/31, EUR (c) (g)	100	110
BlueMountain CLO Ltd.
Series E-3X, 5.40%, (3M EURIBOR + 5.26%), 01/15/31, EUR (c) (g)	100	113
Cadogan Square CLO XI DAC
Series C-11X, 1.85%, (3M EURIBOR + 1.85%), 02/15/31, EUR (c) (g)	100	114
CVC Cordatus Loan Fund VI Ltd.
Series SUB-6X, 0.00%, 04/15/29, EUR (c) (g)	450	357
CVC Cordatus Loan Fund VIII Ltd.
Series E-8X, 5.70%, (3M EURIBOR + 5.70%), 04/23/30, EUR (c) (g)	100	116
GLG Euro CLO IV DAC
Series A1-4X, 0.70%, (3M EURIBOR + 0.70%), 05/15/31, EUR (g)	400	458
Series B1-4X, 1.05%, (3M EURIBOR + 1.05%), 05/15/31, EUR (g)	231	260
Series E-4X, 4.27%, (3M EURIBOR + 4.27%), 05/15/31, EUR (g)	100	107
OCP Euro CLO Ltd.
Series 2017-E-1X, 5.35%, (3M EURIBOR + 5.35%), 06/18/30, EUR (c) (g)	100	113
Series 2017-B-2X, 1.35%, (3M EURIBOR + 1.35%), 01/15/32, EUR (c) (g)	100	115
Series 2017-E-2X, 5.00%, (3M EURIBOR + 5.00%), 01/15/32, EUR (c) (g)	100	112
Series 2017-F-2X, 6.40%, (3M EURIBOR + 6.40%), 01/15/32, EUR (c) (g)	100	108
Ozlme II DAC
Series E-2X, 4.90%, (3M EURIBOR + 4.90%), 10/15/30, EUR (c) (g)	100	112
Ozlme III DAC
Series SUB-3X, 0.00%, 02/24/20, EUR (c) (g)	200	191
Series E-3X, 4.80%, (3M EURIBOR + 4.80%), 02/24/20, EUR (c) (g)	100	109
Voya CLO Ltd.
Series SUB-1X, 0.00%, 10/15/30, EUR (g)	121	139
		5,968
Netherlands 0.7%
Cairn CLO IX BV
Series 2018-M2-9X, 0.00%, 03/21/32, EUR (c) (g)	100	114
Series 2018-B1-9X, 1.00%, (3M EURIBOR + 1.00%), 03/21/32, EUR (c) (g)	200	223
Dryden LVI Euro CLO BV
Series 2017-E-56X, 4.72%, (3M EURIBOR + 4.72%), 01/15/32, EUR (c) (g)	105	117
Dryden XLVI Euro CLO BV
Series 2016-E-46X, 5.75%, (3M EURIBOR + 5.75%), 01/15/30, EUR (c) (g)	104	121
Halcyon Loan Advisors Funding Ltd.
Series 2018-B1-1X, 1.48%, (3M EURIBOR + 1.48%), 10/18/31, EUR (c) (g)	200	227
Jubilee CDO BV
Series VIII-SUB-X, 4.73%, (6M EURIBOR + 5.00%), 01/15/24, EUR (b) (c) (g)	364	—
		802
United Arab Emirates 0.2%
Doric Nimrod Air Alpha Pass-Through Trust
Series 2013-1A, 5.25%, 05/30/23 (f)	167	170
United Kingdom 0.4%
Paragon Mortgages No. 13 Plc
Series 13X-A2C, 2.52%, (3M US LIBOR + 0.18%), 01/15/39 (c) (g)	480	458
United States of America 5.1%
American Airlines Pass-Through Trust
Series 2001-A-1-1, 6.98%, 05/23/21	332	342
CFCRE Commercial Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.90%, 05/10/58 (g)	1,829	178
Core Industrial Trust
Series 2015-F-CALW, REMIC, 3.98%, 02/10/22 (f) (g)	380	373
Series 2015-G-CALW, REMIC, 3.98%, 02/10/22 (f) (g)	360	345

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Credit Acceptance Auto Loan Trust
Series 2015-B-2A, 3.04%, 01/15/19 (f)	143	143
Series 2015-C-2A, 3.76%, 01/15/19 (f)	250	250
DCP Rights LLC
Series 2014-A-1A, 5.46%, 10/25/21 (f)	255	252
GAHR Commercial Mortgage Trust
Series 2015-EFX-NRF, REMIC, 3.49%, 12/15/19 (f) (g)	705	698
Series 2015-FFX-NRF, REMIC, 3.49%, 12/15/19 (f) (g)	80	79
GRACE Mortgage Trust
Series 2014-F-GRCE, REMIC, 3.71%, 06/10/21 (f) (g)	205	200
Navient Private Education Loan Trust
Series 2015-A3-AA, 3.86%, (1M US LIBOR + 1.70%), 07/15/24 (f) (g)	295	305
Series 2015-B-AA, 3.50%, 12/15/24 (f)	100	92
OneMain Financial Issuance Trust
Series 2015-B-2A, 3.10%, 01/18/19 (f)	155	155
Series 2015-A-1A, 3.19%, 03/18/26 (f)	105	105
Series 2015-B-1A, 3.85%, 03/18/26 (f)	290	291
SLM Private Education Loan Trust
Series 2013-B-B, 3.00%, 12/15/19 (f)	360	357
SMB Private Education Loan Trust
Series 2015-B-C, 3.50%, 03/15/26 (f)	775	759
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (f)	201	201
United Airlines Inc. Pass-Through Trust
Series 2018-B-1, 4.60%, 03/01/26	260	261
US Airways Pass-Through Trust
Series 2012-B-1, 8.00%, 10/01/19	153	160
		5,546
Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,733)		13,903
CORPORATE BONDS AND NOTES 83.8%
Austria 0.2%
Erste Group Bank AG
6.50%, (callable at 100 beginning 04/15/24), EUR (c) (i)	200	248
Belgium 0.6%
Anheuser-Busch InBev NV
0.43%, (3M EURIBOR + 0.75%), 03/17/20, EUR (c) (g)	200	234
Nyrstar Netherlands Holdings BV
6.88%, 03/15/24, EUR (c)	400	350
Nyrstar NV
5.00%, 07/11/22, EUR (c) (j)	100	89
		673
Brazil 0.0%
JBS USA LLC
5.75%, 06/15/25 (f)	14	14
JBS USA Lux SA
6.75%, 02/15/28 (f)	15	15
		29
Canada 5.1%
1011778 B.C. Unlimited Liability Co.
4.25%, 05/15/24 (f)	4	4
5.00%, 10/15/25 (f)	76	73
Bombardier Inc.
7.75%, 03/15/20 (f)	265	278
8.75%, 12/01/21 (f)	1,445	1,598
5.75%, 03/15/22 (f)	2	2
6.13%, 01/15/23 (f)	711	716
7.50%, 12/01/24 (f)	6	6
Calfrac Holdings LP
8.50%, 06/15/26 (f)	2	2
Enbridge Inc.
6.25%, 03/01/78 (j)	346	335
First Quantum Minerals Ltd.
7.00%, 02/15/21 (f)	665	657
7.25%, 05/15/22 - 04/01/23 (f)	1,000	965
7.50%, 04/01/25 (f)	285	270
GFL Environmental Inc.
7.00%, 06/01/26 (f)	15	14
	Shares/Par[1]	Value ($)
Mattamy Group Corp.
6.50%, 10/01/25 (f)	31	30
MDC Partners Inc.
6.50%, 05/01/24 (f)	18	16
MEG Energy Corp.
6.50%, 01/15/25 (f)	30	30
Mercer International Inc.
5.50%, 01/15/26	5	5
NOVA Chemicals Corp.
4.88%, 06/01/24 (f)	424	408
Parkland Fuel Corp.
6.00%, 04/01/26 (f)	4	4
Precision Drilling Corp.
7.13%, 01/15/26 (f)	5	5
Seven Generations Energy Ltd.
5.38%, 09/30/25 (f)	8	8
Superior Plus LP
7.00%, 07/15/26 (f)	10	10
Teck Resources Ltd.
8.50%, 06/01/24 (f)	144	158
Titan Acquisition Ltd.
7.75%, 04/15/26 (f)	14	12
		5,606
Cayman Islands 0.0%
Transocean Guardian Ltd.
5.88%, 01/15/24 (f)	11	11
China 0.1%
European Topsoho SARL
4.00%, 09/21/21, EUR (c) (j)	100	123
Denmark 0.2%
Danske Bank A/S
5.88%, (callable at 100 beginning 04/06/22), EUR (c) (i)	200	236
Finland 0.0%
Nokia Oyj
4.38%, 06/12/27	6	6
France 5.8%
Accor SA
2.63%, 02/05/21, EUR (c)	100	122
Altice Luxembourg SA
8.13%, 02/01/27 (f)	300	309
APRR SA
1.13%, 01/15/21, EUR	100	118
Areva SA
4.88%, 09/23/24, EUR	300	357
BNP Paribas Cardif SA
4.03%, (callable at 100 beginning 11/25/25), EUR (c) (i)	100	122
BNP Paribas SA
6.13%, (callable at 100 beginning 06/17/22), EUR (c) (i)	270	344
7.00%, (callable at 100 beginning 08/16/28) (f) (i)	200	201
BPCE SA
4.00%, 09/12/23 (f)	680	670
Capgemini SA
1.75%, 07/01/20, EUR (c)	100	119
Casino Guichard Perrachon SA
5.98%, 05/26/21, EUR (c) (k)	100	120
3.58%, 02/07/25, EUR (c) (k)	100	106
Credit Agricole Assurances SA
4.50%, (callable at 100 beginning 10/14/25), EUR (c) (i)	100	124
Credit Agricole SA
6.50%, (callable at 100 beginning 06/23/21), EUR (c) (i)	200	255
3.38%, 01/10/22 (f)	250	246
Electricite de France SA
4.13%, (callable at 100 beginning 01/22/22), EUR (c) (i)	200	248
4.50%, 09/21/28 (f)	285	280
5.00%, 09/21/48 (f)	710	692
Orange SA
5.25%, (callable at 100 beginning 02/07/24), EUR (c) (i)	300	391

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
RCI Banque SA
0.33%, (3M EURIBOR + 0.65%), 04/12/21, EUR (c) (g)	47	55
Reseau de Transport d'Electricite SA
1.50%, 09/27/30, EUR (c)	100	114
Sanofi SA
0.00%, (3M EURIBOR + 0.15%), 03/21/20, EUR (c) (g)	200	233
Societe Generale SA
4.25%, 09/14/23 (f)	425	424
4.75%, 09/14/28 (f)	285	282
Unibail-Rodamco SE
0.13%, 05/14/21, EUR (c)	100	116
Vinci SA
1.00%, 09/26/25, EUR (c)	200	231
1.75%, 09/26/30, EUR (c)	100	116
		6,395
Germany 2.8%
Adler Real Estate AG
1.50%, 12/06/21, EUR (c)	100	117
1.88%, 04/27/23, EUR (c)	200	228
2.13%, 02/06/24, EUR (c)	200	227
3.00%, 04/27/26, EUR (c)	200	228
Daimler AG
0.50%, 09/09/19, EUR (c)	50	58
0.25%, 05/11/20, EUR (c)	130	152
Deutsche Bahn Finance GmbH
0.00%, (3M EURIBOR + 0.28%), 09/09/22, EUR (c) (g)	40	47
Deutsche Bank AG
1.13%, 08/30/23, EUR (c)	400	468
Deutsche Post AG
1.88%, 12/11/20, EUR (c)	86	104
E.On International Finance BV
5.75%, 05/07/20, EUR (c)	90	114
FMC Finance VII SA
5.25%, 02/15/21, EUR (c)	24	31
Henkel AG & Co. KGaA
0.00%, 09/13/21, EUR (c) (h)	30	35
IKB Deutsche Industriebank AG
4.00%, 01/31/28, EUR (c)	100	118
Merck Financial Services GmbH
4.50%, 03/24/20, EUR (c)	15	19
Platin 1426 GmbH
5.38%, 06/15/23, EUR (c)	136	156
SAP SE
0.00%, (3M EURIBOR + 0.30%), 04/01/20, EUR (c) (g)	40	47
Senvion Holding GmbH
3.88%, 10/25/22, EUR (c)	100	104
Unitymedia GmbH
3.75%, 01/15/27, EUR (c)	700	858
		3,111
Ghana 0.2%
Tullow Oil Plc
7.00%, 03/01/25 (f)	200	196
Hong Kong 0.3%
Hongkong & Shanghai Banking Corp. Ltd.
2.56%, (callable at 100 beginning 10/27/18) (i)	380	291
Ireland 1.7%
Allied Irish Banks Plc
7.38%, (callable at 100 beginning 12/03/20), EUR (c) (i)	200	253
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (f)	9	9
Bank of Ireland
7.38%, (callable at 100 beginning 06/18/20), EUR (c) (i)	200	251
Bank of Ireland Group Plc
1.38%, 08/29/23, EUR (c)	150	173
GE Capital International Funding Co.
2.34%, 11/15/20	1,150	1,123
	Shares/Par[1]	Value ($)
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (f)	22	22
		1,831
Italy 3.2%
Enel Finance International NV
4.63%, 09/14/25 (f)	635	621
4.88%, 06/14/29 (f)	425	411
ENI SpA
4.00%, 09/12/23 (f)	630	624
4.75%, 09/12/28 (f)	200	198
Intesa Sanpaolo SpA
7.75%, (callable at 100 beginning 01/11/27), EUR (c) (i)	200	249
Schumann SpA
7.00%, 07/31/23, EUR (c)	200	239
Telecom Italia SpA
1.13%, 03/26/22, EUR (c) (j)	600	668
UniCredit SpA
9.25%, (callable at 100 beginning 06/03/22), EUR (c) (i)	250	323
6.95%, 10/31/22, EUR (c)	160	214
		3,547
Luxembourg 2.2%
Altice Financing SA
7.50%, 05/15/26 (f)	600	585
Altice Finco SA
7.63%, 02/15/25 (f)	200	182
4.75%, 01/15/28, EUR (c)	260	255
Cabot Financial Luxembourg SA
7.50%, 10/01/23, GBP (c)	100	127
Intelsat Jackson Holdings SA
5.50%, 08/01/23	7	6
8.50%, 10/15/24 (f)	1,224	1,237
9.75%, 07/15/25 (f)	23	24
		2,416
Netherlands 3.1%
ABN AMRO Bank NV
4.75%, (callable at 100 begininng 09/22/27), EUR (c) (i)	200	225
5.75%, (callable at 100 beginning 09/22/20), EUR (c) (i)	200	246
Capital Stage Finance BV
5.25%, (callable at 100 begininng 09/13/23), EUR (c) (i) (j)	100	119
Delta Lloyd NV
4.38%, (callable at 100 beginning 06/13/24), EUR (c) (i)	200	245
ELM BV
3.38%, 09/29/47, EUR (c)	100	118
Heineken NV
1.25%, 09/10/21, EUR (c)	100	119
ING Groep NV
4.10%, 10/02/23 (c)	240	240
4.55%, 10/02/28	285	284
Koninklijke Ahold Delhaize NV
0.00%, (3M EURIBOR + 0.18%), 03/19/21, EUR (c) (g)	100	116
Petrobras Global Finance BV
8.75%, 05/23/26	200	219
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	290	258
6.00%, 04/15/24	285	289
Unilever NV
1.75%, 08/05/20, EUR (c)	100	120
UPC Holding BV
5.50%, 01/15/28 (f)	400	380
3.88%, 06/15/29, EUR (c)	400	453
		3,431
Portugal 1.2%
Banco Espirito Santo SA
0.00%, 05/08/17 - 01/21/19, EUR (a) (c) (l)	3,800	1,294
Singapore 0.4%
Mulhacen Pte Ltd.
8.50%, 08/01/23, EUR (c) (m)	366	425

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Spain 2.2%
Banco Bilbao Vizcaya Argentaria SA
8.88%, (callable at 100 beginning 04/14/21), EUR (c) (i)	200	259
Banco Santander SA
6.75%, (callable at 100 beginning 04/25/22), EUR (c) (i)	200	250
Bankia SA
6.00%, (callable at 100 beginning 07/18/22), EUR (c) (i)	200	235
6.38%, (callable at 100 beginning 09/19/23), EUR (c) (i)	400	474
4.00%, 05/22/24, EUR (c) (g)	100	118
Codere Finance 2 SA
7.63%, 11/01/21 (f)	350	321
Mapfre SA
4.13%, 09/07/48, EUR (c)	200	232
Masaria Investments SAU
5.00%, 09/15/24, EUR (c)	136	150
Telefonica Europe BV
5.88%, (callable at 100 beginning 03/31/24), EUR (c) (i)	300	384
		2,423
Sweden 0.3%
Volvo Car AB
2.00%, 01/24/25, EUR (c)	280	319
Switzerland 1.1%
Credit Suisse Group AG
7.25%, (callable at 100 beginning 09/12/25) (f) (i)	430	432
3.57%, 01/09/23 (f)	250	245
Transocean Inc.
5.80%, 10/15/22 (n)	2	2
9.00%, 07/15/23 (f)	47	51
UBS AG
0.18%, (3M EURIBOR + 0.50%), 04/23/21, EUR (c) (g)	275	321
UBS Group Funding Switzerland AG
3.49%, 05/23/23 (f)	200	196
		1,247
Turkey 0.2%
Turk Hava Yollari AO
4.20%, 03/15/27 (f)	271	238
United Kingdom 6.0%
Ardonagh Midco 3 Plc
8.38%, 07/15/23, GBP (c)	200	253
BAT International Finance Plc
4.00%, 07/07/20, EUR (c)	50	62
Boparan Finance Plc
4.38%, 07/15/21, EUR (c)	100	106
Coca-Cola European Partners Plc
0.00%, (3M EURIBOR + 0.18%), 11/16/21, EUR (c) (g)	200	232
Diageo Finance BV
0.00%, 11/17/20, EUR (c) (h)	100	116
Ensco Plc
5.20%, 03/15/25	5	4
Experian Finance Plc
4.75%, 02/04/20, EUR (c)	50	62
GKN Holdings Plc
3.38%, 05/12/32, GBP (c)	450	573
GlaxoSmithKline Capital Plc
0.63%, 12/02/19, EUR (c)	100	117
0.00%, 09/12/20, EUR (c) (h)	100	116
HBOS Capital Funding LP
6.85%, (callable at 100 beginning 12/23/18) (c) (i)	330	333
HSBC Holdings Plc
4.75%, (callable at 100 beginning 07/04/29), EUR (c) (i)	200	226
5.25%, (callable at 100 beginning 09/16/22), EUR (c) (i) (j)	200	245
Imperial Brands Finance Plc
0.50%, 07/27/21, EUR (c)	100	117
Jerrold Finco Plc
6.25%, 09/15/21, GBP (c)	100	134
	Shares/Par[1]	Value ($)
6.13%, 01/15/24, GBP (c)	200	262
Lloyds Banking Group Plc
6.41%, (callable at 100 beginning 10/01/35) (f) (i)	100	101
6.66%, (callable at 100 beginning 05/21/37) (f) (i)	200	204
Matalan Finance Plc
6.75%, 01/31/23, GBP (c)	180	207
National Westminster Bank Plc
2.63%, (callable at 100 beginning 11/28/18) (i)	200	162
Neptune Energy Bondco Plc
6.63%, 05/15/25 (f)	200	199
Noble Holding International Ltd.
7.75%, 01/15/24	6	6
7.88%, 02/01/26 (f)	30	31
Pinnacle Bidco Plc
6.38%, 02/15/25, GBP (c)	100	134
PT Ltd.
0.50%, 11/19/19, EUR (c) (j)	200	227
Royal Bank of Scotland Group Plc
4.89%, 05/18/29 (j)	285	283
Shop Direct Funding Plc
7.75%, 11/15/22, GBP (c)	300	341
Tesco Plc
5.13%, 04/10/47, EUR	100	148
Tullow Oil Jersey Ltd.
6.63%, 07/12/21 (j)	200	261
Unique Pub Finance Co. Plc
5.66%, 06/30/27, GBP	180	254
6.46%, 03/30/32, GBP (c)	251	316
Vodafone Group Plc
0.00%, 11/26/20, GBP (c) (h) (j)	300	375
4.20%, 10/03/78, EUR (c)	100	116
6.25%, 10/03/78 (c)	200	200
		6,523
United States of America 46.6%
3M Co.
0.00%, (3M EURIBOR + 0.23%), 05/15/20, EUR (g)	220	256
Abbott Laboratories
0.00%, 09/27/20, EUR (c) (h)	275	319
0.88%, 09/27/23, EUR (c)	275	319
AbbVie Inc.
3.75%, 11/14/23	285	283
4.25%, 11/14/28	425	420
4.88%, 11/14/48	425	418
ACI Worldwide Inc.
5.75%, 08/15/26 (f)	18	18
ADT Corp.
3.50%, 07/15/22	12	11
Advanced Micro Devices Inc.
7.50%, 08/15/22	725	814
AES Corp.
4.50%, 03/15/23	7	7
5.50%, 04/15/25	2	2
6.00%, 05/15/26	8	8
5.13%, 09/01/27	14	14
AHP Health Partners Inc.
9.75%, 07/15/26 (f)	16	17
Aircastle Ltd.
5.50%, 02/15/22	50	52
Allison Transmission Inc.
5.00%, 10/01/24 (f)	10	10
AMC Networks Inc.
4.75%, 08/01/25	5	5
American Builders & Contractors Supply Co. Inc.
5.88%, 05/15/26 (f)	8	8
Antero Resources Corp.
5.00%, 03/01/25	10	10
APX Group Inc.
8.75%, 12/01/20	37	37
Arch Merger Sub Inc.
8.50%, 09/15/25 (f)	1,100	1,034
Arconic Inc.
5.13%, 10/01/24	80	80
Ascend Learning LLC
6.88%, 08/01/25 (f)	22	22

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Ascent Resources Utica Holdings LLC
10.00%, 04/01/22 (f)	4	4
AT&T Inc.
0.26%, (3M EURIBOR + 0.58%), 06/04/19, EUR (g)	100	116
0.08%, (3M EURIBOR + 0.40%), 08/03/20, EUR (g)	250	291
Avantor Inc.
6.00%, 10/01/24 (f)	489	497
9.00%, 10/01/25 (f)	559	576
Avis Budget Car Rental LLC
4.75%, 01/30/26, EUR (c)	177	206
Banff Merger Sub Inc.
8.38%, 09/01/26, EUR (c)	200	234
9.75%, 09/01/26 (f)	561	570
Bank of America Corp.
3.31%, (3M US LIBOR + 0.96%), 07/23/24 (g)	385	387
4.27%, 07/23/29	310	309
BBA US Holdings Inc.
5.38%, 05/01/26 (f)	10	10
Blue Cube Spinco Inc.
10.00%, 10/15/25	20	23
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (f)	99	104
Boyd Gaming Corp.
6.00%, 08/15/26	7	7
Brand Energy & Infrastructure Services Inc.
8.50%, 07/15/25 (f)	32	33
Bruin E&P Partners LLC
8.88%, 08/01/23 (f)	145	150
Cablevision Systems Corp.
5.88%, 09/15/22	275	281
Callon Petroleum Co.
6.38%, 07/01/26	6	6
Calpine Corp.
5.38%, 01/15/23	16	15
5.25%, 06/01/26 (f)	42	39
Cargill Inc.
1.88%, 09/04/19, EUR (c)	100	118
Carriage Services Inc.
6.63%, 06/01/26 (f)	6	6
Carrizo Oil & Gas Inc.
6.25%, 04/15/23	6	6
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (f)	33	32
CBS Corp.
5.90%, 10/15/40	50	55
4.90%, 08/15/44	130	126
4.60%, 01/15/45	95	89
CCO Holdings LLC
4.00%, 03/01/23 (f)	21	20
5.88%, 04/01/24 (f)	145	148
5.13%, 05/01/23 - 05/01/27 (f)	67	67
CDK Global Inc.
4.88%, 06/01/27	16	16
CDW LLC
5.50%, 12/01/24	6	6
5.00%, 09/01/25	70	70
Centene Escrow I Corp.
5.38%, 06/01/26 (f)	74	76
CenturyLink Inc.
6.45%, 06/15/21	635	662
6.75%, 12/01/23	400	415
7.50%, 04/01/24	320	341
7.65%, 03/15/42	55	49
Cequel Communications Holdings I LLC
5.13%, 12/15/21 (f)	110	111
CF Industries Inc.
4.95%, 06/01/43	24	21
Chaparral Energy Inc.
8.75%, 07/15/23 (f)	7	7
Charles River Laboratories International Inc.
5.50%, 04/01/26 (f)	5	5
Chemours Co.
4.00%, 05/15/26, EUR	173	201
	Shares/Par[1]	Value ($)
5.38%, 05/15/27	4	4
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	100	110
5.88%, 03/31/25	38	40
Cheniere Energy Partners LP
5.63%, 10/01/26 (f)	14	14
Chesapeake Energy Corp.
6.63%, 08/15/20	65	68
6.13%, 02/15/21	80	82
7.00%, 10/01/24	475	475
8.00%, 01/15/25	328	338
7.50%, 10/01/26	121	121
Cincinnati Bell Inc.
7.00%, 07/15/24 (f)	30	28
CIT Group Inc.
6.13%, 03/09/28	4	4
Citigroup Inc.
4.08%, 04/23/29	305	299
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22	296	302
Clearway Energy Operating LLC
5.75%, 10/15/25 (f)	10	10
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (f)	8	8
CommScope Technologies LLC
5.00%, 03/15/27 (f)	9	9
Community Health Systems Inc.
8.63%, 01/15/24 (f)	12	12
CONSOL Energy Inc.
5.88%, 04/15/22	97	97
CONSOL Mining Corp.
11.00%, 11/15/25 (f)	20	23
Continental Resources Inc.
3.80%, 06/01/24	341	334
CoreCivic Inc.
4.75%, 10/15/27	6	5
Cox Communications Inc.
4.60%, 08/15/47 (f)	517	479
Crimson Merger Sub Inc.
6.63%, 05/15/22 (f)	410	401
CrownRock LP
5.63%, 10/15/25 (f)	4	4
CSC Holdings LLC
10.13%, 01/15/23 (f)	1,250	1,368
5.25%, 06/01/24	26	25
CSI Compressco LP
7.50%, 04/01/25 (f)	12	12
CVS Health Corp.
3.70%, 03/09/23	285	283
3.88%, 07/20/25	285	281
DCP Midstream LLC
5.38%, 07/15/25	8	8
Denbury Resources Inc.
7.50%, 02/15/24 (f)	4	4
Diamond 1 Finance Corp.
5.88%, 06/15/21 (f)	665	685
Diamond Offshore Drilling Inc.
7.88%, 08/15/25	6	6
Discover Bank
4.68%, 08/09/28	355	352
Discovery Communications LLC
5.00%, 09/20/37	331	322
DISH DBS Corp.
5.88%, 07/15/22 - 11/15/24	19	18
DJO Finco LLC
8.13%, 06/15/21 (f)	206	211
DPL Inc.
7.25%, 10/15/21	2	2
Dynegy Inc.
7.38%, 11/01/22	30	31
7.63%, 11/01/24	4	4
Embarq Corp.
8.00%, 06/01/36	34	34
Energizer Gamma Acquisition BV
6.38%, 07/15/26 (f)	7	7

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
EnLink Midstream Partners LP
4.40%, 04/01/24	22	21
4.15%, 06/01/25	2	2
5.60%, 04/01/44	319	283
Ensco Plc
7.75%, 02/01/26	20	20
Entegris Inc.
4.63%, 02/10/26 (f)	7	7
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (f)	140	140
Envision Healthcare Corp.
5.13%, 07/01/22 (f)	935	958
EP Energy LLC
9.38%, 05/01/24 (f)	2	2
Equinix Inc.
5.88%, 01/15/26	30	31
Everest Acquisition Finance Inc.
7.75%, 05/15/26 (f)	13	13
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (f)	14	14
Federal-Mogul LLC
5.00%, 07/15/24, EUR (c)	100	123
Financial & Risk US Holdings Inc.
4.50%, 05/15/26, EUR (c)	270	312
6.25%, 05/15/26 (f)	97	97
6.88%, 11/15/26, EUR (c)	146	170
8.25%, 11/15/26 (f)	114	113
First Data Corp.
7.00%, 12/01/23 (f)	257	268
Five Point Operating Co. LP
7.88%, 11/15/25 (f)	6	6
Flexi-Van Leasing Inc.
10.00%, 02/15/23 (f)	2	2
Ford Motor Co.
7.45%, 07/16/31	285	317
Ford Motor Credit Co. LLC
0.11%, (3M EURIBOR + 0.43%), 05/14/21, EUR (g)	250	287
0.10%, (3M EURIBOR + 0.42%), 12/07/22, EUR (g)	100	113
4.13%, 08/04/25	570	538
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (f)	2	2
Freeport-McMoRan Inc.
3.10%, 03/15/20	200	198
4.00%, 11/14/21	85	84
Frontier Communications Corp.
10.50%, 09/15/22	15	13
11.00%, 09/15/25	43	34
8.50%, 04/01/26 (f)	40	38
FS Energy and Power Fund
7.50%, 08/15/23 (f)	8	8
Gartner Inc.
5.13%, 04/01/25 (f)	45	45
Gates Global LLC
6.00%, 07/15/22 (f)	59	59
General Electric Co.
0.00%, (3M EURIBOR + 0.30%), 05/28/20, EUR (g)	100	116
General Motors Co.
5.00%, 10/01/28	285	281
5.95%, 04/01/49	200	198
General Motors Financial Co. Inc.
0.36%, (3M EURIBOR + 0.68%), 05/10/21, EUR (c) (g)	100	116
3.85%, 01/05/28	106	97
Genesis Energy LP
6.25%, 05/15/26	6	6
GLP Capital LP
5.30%, 01/15/29	425	426
Graham Holdings Co.
5.75%, 06/01/26 (f)	6	6
Great Western Petroleum LLC
9.00%, 09/30/21 (f)	20	20
	Shares/Par[1]	Value ($)
Greeneden U.S. Holdings II LLC
10.00%, 11/30/24 (f)	29	32
Greystar Real Estate Partners LLC
5.75%, 12/01/25 (f)	6	6
Grinding Media Inc.
7.38%, 12/15/23 (f)	2	2
Gulfport Energy Corp.
6.00%, 10/15/24	6	6
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (f)	6	6
HCA Inc.
5.25%, 04/15/25	164	169
5.38%, 09/01/26	13	13
HD Supply Inc.
5.75%, 04/15/24 (f)	60	63
Herc Rentals Inc.
7.50%, 06/01/22 (f)	250	264
Hertz Holdings Netherlands BV
5.50%, 03/30/23, EUR (c)	248	294
Hess Corp.
7.30%, 08/15/31	385	444
7.13%, 03/15/33	264	303
6.00%, 01/15/40	326	338
Hexion US Finance Corp.
6.63%, 04/15/20	50	47
Hilton Domestic Operating Co. Inc.
5.13%, 05/01/26 (f)	2	2
Howard Hughes Corp.
5.38%, 03/15/25 (f)	25	25
HUB International Ltd.
7.00%, 05/01/26 (f)	19	19
Icahn Enterprises LP
6.75%, 02/01/24	16	16
6.38%, 12/15/25	8	8
Infor US Inc.
6.50%, 05/15/22	79	80
Interpublic Group of Cos. Inc.
5.40%, 10/01/48	90	89
IRB Holding Corp.
6.75%, 02/15/26 (f)	2	2
iStar Inc.
5.25%, 09/15/22	3	3
Italics Merger Sub Inc.
7.13%, 07/15/23 (f)	1,432	1,468
Jagged Peak Energy LLC
5.88%, 05/01/26 (f)	2	2
Jaguar Holding Co. II
6.38%, 08/01/23 (f)	62	62
JBS USA LLC
5.88%, 07/15/24 (f)	11	11
JPMorgan Chase & Co.
3.56%, 04/23/24	492	487
3.24%, (3M US LIBOR + 0.89%), 07/23/24 (g)	320	321
3.30%, (3M US LIBOR + 0.95%), 02/02/37 (g)	340	301
3.31%, (3M US LIBOR + 1.00%), 05/15/47 (g)	570	502
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (f)	6	6
KAR Auction Services Inc.
5.13%, 06/01/25 (f)	14	14
KeyBank NA
2.30%, 09/14/22	250	239
KFC Holding Co.
5.00%, 06/01/24 (f)	115	114
5.25%, 06/01/26 (f)	9	9
4.75%, 06/01/27 (f)	30	29
Kratos Defense & Security Solutions Inc.
6.50%, 11/30/25 (f)	3	3
Kroger Co.
4.45%, 02/01/47	329	303
4.65%, 01/15/48	162	153
Ladder Capital Finance Holdings LLC
5.25%, 10/01/25 (f)	10	9
Lennar Corp.
4.75%, 11/29/27	60	58

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Level 3 Financing Inc.
6.13%, 01/15/21	137	138
5.38%, 01/15/24	72	72
LGE HoldCo VI BV
7.13%, 05/15/24, EUR (c)	170	211
Mallinckrodt International Finance SA
4.88%, 04/15/20 (f)	46	46
5.75%, 08/01/22 (f)	5	5
5.50%, 04/15/25 (f)	28	24
Marriott International Inc.
6.50%, 09/15/26 (f)	6	6
Masonite International Corp.
5.63%, 03/15/23 (f)	3	3
5.75%, 09/15/26 (f)	7	7
Matador Resources Co.
5.88%, 09/15/26 (f)	14	14
Mattel Inc.
4.35%, 10/01/20	375	373
6.75%, 12/31/25 (f)	311	305
McDermott Escrow 1 Inc.
10.63%, 05/01/24 (f)	9	10
McDonald's Corp.
0.50%, 01/15/21, EUR (c)	100	117
MGM Growth Properties Operating Partnership LP
4.50%, 09/01/26 - 01/15/28	90	85
MGM Resorts International
6.63%, 12/15/21	80	85
Microchip Technology Inc.
3.92%, 06/01/21 (f)	300	299
4.33%, 06/01/23 (f)	715	707
Midcontinent Communications & Finance Corp.
6.88%, 08/15/23 (f)	5	5
Molson Coors Brewing Co.
0.03%, (3M EURIBOR + 0.35%), 03/15/19, EUR (g)	100	116
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (f)	285	296
MSCI Inc.
5.38%, 05/15/27 (f)	12	12
Mueller Water Products Inc.
5.50%, 06/15/26 (f)	5	5
Navient Corp.
6.75%, 06/25/25 - 06/15/26	10	10
Navistar International Corp.
6.63%, 11/01/25 (f)	10	10
NCR Corp.
5.00%, 07/15/22	200	198
6.38%, 12/15/23	700	713
New Amethyst Corp.
6.25%, 12/01/24 (f)	335	360
New Enterprise Stone & Lime Co. Inc.
6.25%, 03/15/26 (f)	2	2
Newfield Exploration Co.
5.38%, 01/01/26	3	3
NGL Energy Partners LP
6.88%, 10/15/21	16	16
NGPL PipeCo LLC
4.88%, 08/15/27 (f)	10	10
7.77%, 12/15/37 (f)	16	20
Nielsen Finance LLC
5.00%, 04/15/22 (f)	12	12
Noble Holding International Ltd.
5.25%, 03/15/42	8	6
Northern Oil & Gas Inc.
1.00%, 05/15/23 (f) (m)	7	7
Northwest Florida Timber Finance LLC
4.75%, 03/04/29 (f)	380	369
Novelis Corp.
6.25%, 08/15/24 (f)	70	71
NRG Energy Inc.
6.63%, 01/15/27	90	95
5.75%, 01/15/28 (f)	6	6
NVA Holdings Inc.
6.88%, 04/01/26 (f)	41	41
	Shares/Par[1]	Value ($)
OI European Group BV
4.00%, 03/15/23 (f)	4	4
Oracle Corp.
2.25%, 01/10/21, EUR	100	122
Pacific Drilling First Lien Escrow Issuer Ltd.
8.38%, 10/01/23 (f)	10	10
Pacific Gas & Electric Co.
4.25%, 08/01/23 (f)	285	286
3.30%, 12/01/27	285	261
Parsley Energy LLC
5.38%, 01/15/25 (f)	20	20
PBF Holding Co. LLC
7.25%, 06/15/25	9	9
PDC Energy Inc.
1.13%, 09/15/21 (j)	85	82
6.13%, 09/15/24	145	143
PGT Innovations Inc.
6.75%, 08/01/26 (f)	4	4
Pioneer Finance Corp.
9.00%, 11/01/22 (f)	8	8
Platform Specialty Products Corp.
6.50%, 02/01/22 (f)	143	146
5.88%, 12/01/25 (f)	15	15
Polaris Intermediate Corp.
8.50%, 12/01/22 (f) (m)	113	117
Post Holdings Inc.
5.50%, 03/01/25 (f)	13	13
PQ Corp.
6.75%, 11/15/22 (f)	58	60
5.75%, 12/15/25 (f)	29	29
Prime Security Services Borrower LLC
9.25%, 05/15/23 (f)	756	810
QEP Resources Inc.
5.63%, 03/01/26	29	28
Qorvo Inc.
5.50%, 07/15/26 (f)	14	14
QUALCOMM Inc.
3.45%, 05/20/25	770	749
Range Resources Corp.
4.88%, 05/15/25	2	2
RBS Global Inc.
4.88%, 12/15/25 (f)	8	8
Reynolds Group Issuer Inc.
7.00%, 07/15/24 (f)	26	26
Rite Aid Corp.
6.13%, 04/01/23 (f)	570	514
Rowan Cos. Inc.
4.88%, 06/01/22	16	15
4.75%, 01/15/24	2	2
7.38%, 06/15/25	20	20
Sanchez Energy Corp.
7.75%, 06/15/21	24	17
6.13%, 01/15/23	1	1
7.25%, 02/15/23 (f)	12	12
SBA Communications Corp.
4.00%, 10/01/22	16	16
Scientific Games International Inc.
10.00%, 12/01/22	20	21
5.00%, 10/15/25 (f)	45	43
SESI LLC
7.75%, 09/15/24	8	8
SM Energy Co.
5.00%, 01/15/24	6	6
6.63%, 01/15/27	2	2
Solera LLC
10.50%, 03/01/24 (f)	60	66
Sotera Health Topco Inc.
8.50%, 11/01/21 (f) (m)	350	354
Southern California Edison Co.
3.70%, 08/01/25	285	284
4.13%, 03/01/48	285	272
Southwestern Energy Co.
6.20%, 01/23/25 (n)	6	6
7.75%, 10/01/27	4	4

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Splunk Inc.
0.50%, 09/15/23 (f) (j)	140	144
1.13%, 09/15/25 (f) (j)	158	163
Springleaf Finance Corp.
6.88%, 03/15/25	10	10
7.13%, 03/15/26	14	14
Sprint Capital Corp.
8.75%, 03/15/32	4	5
Sprint Corp.
7.88%, 09/15/23	490	528
7.13%, 06/15/24	705	732
7.63%, 02/15/25 - 03/01/26	297	315
Sprint Nextel Corp.
6.00%, 11/15/22	375	382
SRS Distribution Inc.
8.25%, 07/01/26 (f)	31	30
State Street Corp.
5.63%, (callable at 100 beginning 12/15/23) (i)	90	90
3.33%, (3M US LIBOR + 1.00%), 06/15/37 (g)	730	650
Station Casinos LLC
5.00%, 10/01/25 (f)	15	14
Steel Dynamics Inc.
4.13%, 09/15/25	8	8
Sunoco LP
4.88%, 01/15/23 (f)	3	3
5.50%, 02/15/26 (f)	9	9
SunTrust Bank
3.69%, 08/02/24	242	240
Surgery Center Holdings Inc.
6.75%, 07/01/25 (f)	8	8
Synchrony Financial
3.00%, 06/15/22	250	240
3.95%, 12/01/27	190	172
Tallgrass Energy Partners LP
5.50%, 09/15/24 - 01/15/28 (f)	399	406
Targa Resources Partners LP
5.88%, 04/15/26 (f)	11	11
Tenet Healthcare Corp.
6.00%, 10/01/20	118	122
7.50%, 01/01/22 (f)	55	57
8.13%, 04/01/22	140	147
6.88%, 11/15/31	12	11
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (f)	4	3
TerraForm Power Operating LLC
4.25%, 01/31/23 (f)	7	7
5.00%, 01/31/28 (f)	7	7
Tesla Inc.
5.30%, 08/15/25 (f)	2	2
T-Mobile USA Inc.
6.38%, 03/01/25	102	106
4.50%, 02/01/26	2	2
TransDigm Inc.
6.50%, 07/15/24	105	108
Transocean Pontus Ltd.
6.13%, 08/01/25 (f)	10	10
Travelport Corporate Finance Plc
6.00%, 03/15/26 (f)	6	6
Tribune Media Co.
5.88%, 07/15/22	30	31
United Rentals North America Inc.
4.63%, 10/15/25	10	10
United States Steel Corp.
6.25%, 03/15/26	11	11
United Technologies Corp.
0.00%, (3M EURIBOR + 0.20%), 05/18/20, EUR (g)	100	116
3.65%, 08/16/23	300	299
3.95%, 08/16/25	285	283
4.13%, 11/16/28	285	283
4.63%, 11/16/48	285	286
Univision Communications Inc.
5.13%, 02/15/25 (f)	6	6
USA Compression Partners LP
6.88%, 04/01/26 (f)	41	42
	Shares/Par[1]	Value ($)
USG Corp.
4.88%, 06/01/27 (f)	17	17
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (f)	431	439
5.88%, 05/15/23 (f)	8	8
5.50%, 11/01/25 (f)	20	20
9.00%, 12/15/25 (f)	556	599
9.25%, 04/01/26 (f)	490	530
8.50%, 01/31/27 (f)	391	411
Verscend Escrow Corp.
9.75%, 08/15/26 (f)	196	202
Viacom Inc.
4.38%, 03/15/43	670	586
VICI Properties 1 LLC
8.00%, 10/15/23	11	13
Viking Cruises Ltd.
5.88%, 09/15/27 (f)	36	35
Vistra Operations Co. LLC
5.50%, 09/01/26 (f)	7	7
VMware Inc.
2.95%, 08/21/22	492	474
Wabash National Corp.
5.50%, 10/01/25 (f)	42	40
Wand Merger Corp.
8.13%, 07/15/23 (f)	49	51
9.13%, 07/15/26 (f)	7	7
Wayne Merger Sub LLC
8.25%, 08/01/23 (f)	18	19
Weatherford International Ltd.
7.75%, 06/15/21	34	34
8.25%, 06/15/23	8	8
WellCare Health Plans Inc.
5.38%, 08/15/26 (f)	11	11
Whirlpool Corp.
0.63%, 03/12/20, EUR	100	117
Whiting Petroleum Corp.
6.63%, 01/15/26	10	10
WildHorse Resource Development Corp.
6.88%, 02/01/25	9	9
William Lyon Homes Inc.
6.00%, 09/01/23	2	2
Williams Cos. Inc.
8.75%, 03/15/32	405	540
Williams Scotsman International Inc.
7.88%, 12/15/22 (f)	2	2
6.88%, 08/15/23 (f)	8	8
WMG Acquisition Corp.
5.50%, 04/15/26 (f)	5	5
WPX Energy Inc.
8.25%, 08/01/23	14	16
5.75%, 06/01/26	6	6
WR Grace & Co.-Conn
5.13%, 10/01/21 (f)	40	41
Wrangler Buyer Corp.
6.00%, 10/01/25 (f)	5	5
Wyndham Hotels & Resorts Inc.
5.38%, 04/15/26 (f)	6	6
Xerox Corp.
3.63%, 03/15/23 (n)	1,606	1,529
Zayo Group LLC
6.38%, 05/15/25	21	22
5.75%, 01/15/27 (f)	106	106
		51,078
Zambia 0.3%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (f)	295	271
Total Corporate Bonds And Notes (cost $95,927)		91,968
SENIOR LOAN INTERESTS 27.5%
Canada 0.1%
Hudson's Bay Co.
Term Loan B, 5.31%, (3M LIBOR + 3.25%), 09/30/20 (g)	45	44

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Denmark 0.0%
TDC A/S
Term Loan, 5.84%, (3M LIBOR + 3.50%), 06/07/25 (g)	38	38
France 2.1%
Crown European Holding LLC
Term Loan B, 2.37%, (3M EURIBOR + 2.375%), 01/18/25, EUR (g)	997	1,162
Verallia SA
Term Loan, 2.75%, (3M LIBOR + 2.75%), 10/22/31, EUR (g)	1,000	1,158
		2,320
Ireland 0.1%
Avolon LLC
Term Loan B-3, 4.17%, (3M LIBOR + 2.00%), 01/15/25 (g)	57	58
Luxembourg 0.0%
Intelsat Jackson Holdings SA
Term Loan B-4, 6.56%, (3M LIBOR + 4.50%), 01/14/24 (g)	39	40
Sweden 1.1%
Verisure Holding AB
Term Loan B-1, 0.00%, (3M EURIBOR + 3.00%), 10/21/22, EUR (g) (o)	1,000	1,158
United Kingdom 1.1%
EG Group Ltd.
Term Loan B, 6.39%, (3M LIBOR + 4.00%), 02/01/25 (g)	63	63
R&R Ice Cream France SAS
Term Loan, 2.63%, (3M EURIBOR + 2.625%), 01/24/25, EUR (g)	1,000	1,162
		1,225
United States of America 23.0%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 4.33%, (3M LIBOR + 2.25%), 02/15/24 (g)	619	619
8th Avenue Food & Provisions Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/19/25 (g) (o)	8	8
Access CIG LLC
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 02/14/25 (g)	11	11
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 02/15/25 (g) (o)	1	1
Accudyne Industries LLC
Term Loan, 5.08%, (3M LIBOR + 3.00%), 08/02/24 (g)	91	91
AECOM Technology Corp.
Term Loan B, 3.83%, (3M LIBOR + 1.75%), 03/13/25 (g)	23	23
AlixPartners LLP
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/28/24 (g)	108	109
Alliant Holdings I Inc.
Term Loan B, 5.15%, (3M LIBOR + 3.00%), 05/07/25 (g)	43	43
Allied Universal Holdco LLC
Term Loan, 6.14%, (3M LIBOR + 3.75%), 07/28/22 (g)	35	34
Alpha 3 BV
Term Loan B-1, 5.33%, (3M LIBOR + 3.00%), 01/31/24 (g)	54	54
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.50%), 08/15/24 (g)	114	110
2nd Lien Term Loan, 9.99%, (3M LIBOR + 7.75%), 08/09/25 (g)	50	45
Altice France SA
Term Loan B-13, 6.16%, (3M LIBOR + 4.00%), 07/13/26 (g)	116	115
Altice US Finance I Corp.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 07/15/25 (g)	162	162
	Shares/Par[1]	Value ($)
Altra Industrial Motion
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/26/25 (g) (o)	16	16
American Builders & Contractors Supply Co. Inc.
Term Loan B, 4.24%, (3M LIBOR + 2.00%), 10/31/23 (g)	72	72
Amneal Pharmaceuticals LLC
Term Loan B, 5.75%, (3M LIBOR + 3.50%), 03/26/25 (g)	70	70
AmWINS Group Inc.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 01/19/24 (g)	72	72
Term Loan B, 4.87%, (3M LIBOR + 2.75%), 01/19/24 (g)	21	21
Applied Systems Inc.
2nd Lien Term Loan, 9.33%, (3M LIBOR + 7.00%), 09/15/25 (g)	66	67
Ardent Health Partners
Term Loan, 6.58%, (3M LIBOR + 4.50%), 06/30/25 (g)	15	15
Aristocrat Leisure Ltd.
Term Loan B-3, 4.10%, (3M LIBOR + 1.75%), 10/19/24 (g)	28	28
Asurion LLC
Term Loan B-7, 5.08%, (3M LIBOR + 3.00%), 11/15/24 (g)	96	96
2nd Lien Term Loan, 8.74%, (3M LIBOR + 6.50%), 08/04/25 (g)	31	32
Avantor Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 4.00%), 09/22/24 (g)	74	75
Avaya Inc.
Term Loan B, 6.41%, (3M LIBOR + 4.25%), 12/14/24 (g) (p)	50	50
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.08%, (1M LIBOR + 1.75%), 06/01/24 (g)	57	57
Belron Finance US LLC
Term Loan B, 4.84%, (3M LIBOR + 2.50%), 11/15/24 (g)	30	30
Berry Global Inc.
Term Loan Q, 4.19%, (3M LIBOR + 2.00%), 10/01/22 (g)	72	72
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 5.39%, (3M LIBOR + 3.00%), 05/31/25 (g)	33	33
BMC Software Finance Inc.
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 09/10/22 (g)	29	30
Term Loan B, 0.00%, (3M LIBOR + 4.135%), 06/30/25 (g) (o)	66	67
Term Loan B, 1.00%, (3M LIBOR + 4.135%), 06/30/25 (g)	261	263
BOYD Corp.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.50%), 08/15/25 (g)	21	21
Boyd Gaming Corp.
Term Loan B-3, 4.42%, (3M LIBOR + 2.25%), 09/15/23 (g)	50	50
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.59%, (3M LIBOR + 4.25%), 06/16/24 (g)	30	30
Term Loan, 6.60%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (g)	157	157
Term Loan, 6.64%, (3M LIBOR + 4.25%), 06/16/24 (g)	—	—
Brazos Delaware II LLC
Term Loan B, 6.17%, (3M LIBOR + 4.00%), 05/16/25 (g)	35	35
Bright Horizons Family Solutions Inc.
Term Loan B, 3.83%, (3M LIBOR + 1.75%), 11/07/23 (g)	75	76
California Resources Corp.
1st Lien Term Loan, 6.96%, (3M LIBOR + 4.75%), 11/08/22 (g)	30	30
Camelot UK Holdco Ltd.
Term Loan, 5.33%, (1M LIBOR + 3.25%), 10/03/23 (g)	59	59

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Catalent Pharma Solutions Inc.
Term Loan B, 4.33%, (1M LIBOR + 2.25%), 05/08/21 (g)	6	6
CBS Radio Inc.
Term Loan B, 4.96%, (3M LIBOR + 2.75%), 11/18/24 (g)	82	81
CenturyLink Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 01/15/25 (g)	396	393
Change Healthcare Holdings Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (g)	63	64
Charter Communications Operating LLC
Term Loan B, 4.25%, (3M LIBOR + 2.00%), 04/30/25 (g)	524	525
CHG Healthcare Services Inc.
1st Lien Term Loan B, 5.24%, (3M LIBOR + 3.00%), 06/07/23 (g)	24	24
1st Lien Term Loan B, 5.34%, (3M LIBOR + 3.00%), 06/07/23 (g)	43	44
Chobani LLC
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.50%), 10/09/23 (g)	43	42
Ciena Corp.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/13/25 (g) (o)	9	9
CityCenter Holdings LLC
Term Loan B, 4.33%, (1M LIBOR + 2.25%), 04/14/24 (g)	76	76
Clark Equipment Co.
Term Loan B, 4.33%, (1M LIBOR + 2.00%), 05/18/24 (g)	25	25
Concentra Inc.
1st Lien Term Loan, 4.86%, (3M LIBOR + 2.75%), 06/01/22 (g)	25	25
Continental Building Products Inc.
Term Loan, 4.33%, (3M LIBOR + 2.25%), 08/18/23 (g)	78	78
Cortes NP Acquisition Corp.
Term Loan B, 6.31%, (3M LIBOR + 4.00%), 11/30/23 (g)	84	84
CSC Holdings LLC
1st Lien Term Loan, 4.41%, (3M LIBOR + 2.25%), 07/15/25 (g)	138	138
Term Loan B, 4.66%, (3M LIBOR + 2.50%), 01/12/26 (g)	70	70
CVS Holdings I LP
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.00%), 02/01/25 (g)	25	25
Digicel International Finance Ltd.
Term Loan B, 5.57%, (3M LIBOR + 3.25%), 05/27/24 (g)	24	22
DJO Finance LLC
Term Loan, 5.33%, (3M LIBOR + 3.25%), 06/27/20 (g)	45	45
Term Loan, 5.59%, (3M LIBOR + 3.25%), 06/27/20 (g)	45	45
DTZ US Borrower LLC
Term Loan B, 5.32%, (3M LIBOR + 3.25%), 08/15/25 (g)	39	39
Energizer Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 06/19/25 (g) (o)	14	14
Envision Healthcare Corp.
Term Loan B, 5.25%, (3M LIBOR + 3.00%), 12/01/23 (g)	259	259
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/27/25 (g) (o)	556	553
Equian LLC
Term Loan B, 5.46%, (3M LIBOR + 3.25%), 05/20/24 (g)	40	40
Filtration Group Corp.
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 03/27/25 (g)	104	105
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (g) (o)	275	274
	Shares/Par[1]	Value ($)
First Data Corp.
Term Loan, 3.96%, (3M LIBOR + 1.75%), 06/02/20 (g)	1,168	1,168
Term Loan, 4.21%, (1M LIBOR + 2.00%), 04/26/24 (g)	120	120
Flex Acquisition Co. Inc.
Incremental Term Loan, 5.75%, (3M LIBOR + 3.25%), 06/20/25 (g)	35	35
Flexential Intermediate Corp.
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 07/24/24 (g)	45	44
Gavilan Resources LLC
2nd Lien Term Loan, 8.17%, (3M LIBOR + 6.00%), 02/24/24 (g)	6	6
Gentiva Health Services Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.75%), 06/20/25 (g)	813	822
4th Lien Term Loan, 0.00%, (3M LIBOR + 7.00%), 06/21/26 (g) (o)	85	87
2nd Lien Term Loan, 9.39%, (3M LIBOR + 7.00%), 06/21/26 (g)	428	439
Go Daddy Operating Co. LLC
Term Loan, 4.33%, (3M LIBOR + 2.25%), 02/15/24 (g)	75	75
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20	1,594	1,632
GrafTech Finance Inc.
Term Loan B, 5.74%, (3M LIBOR + 3.50%), 02/01/25 (g)	39	40
Greeneden US Holdings II LLC
Term Loan B, 5.58%, (3M LIBOR + 3.50%), 12/01/23 (g)	30	30
Grifols Worldwide Operations USA Inc.
Term Loan, 4.42%, (3M LIBOR + 2.25%), 01/24/25 (g)	148	148
Gruden Acquisition Inc.
Term Loan, 7.83%, (3M LIBOR + 5.50%), 08/18/22 (g)	54	55
GVC Holdings Plc
Term Loan B, 4.58%, (3M LIBOR + 2.50%), 03/15/24 (g)	25	25
HCA Inc.
Term Loan B-10, 4.08%, (3M LIBOR + 2.00%), 03/07/25 (g)	60	60
HD Supply Inc.
Term Loan B-3, 4.32%, (3M LIBOR + 2.25%), 08/13/21 (g)	61	61
Hearthside Food Solutions LLC
Term Loan B, 5.06%, (3M LIBOR + 3.00%), 05/17/25 (g)	19	19
Hireright Holdings LLC
Term Loan B, 5.94%, (3M LIBOR + 3.75%), 06/30/25 (g)	27	27
Hostess Brands LLC
Term Loan, 4.33%, (3M LIBOR + 2.25%), 08/03/23 (g)	73	73
HUB International Ltd.
Term Loan B, 5.34%, (3M LIBOR + 3.00%), 04/25/25 (g)	45	45
Hyland Software Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 07/01/22 (g)	35	35
IG Investment Holdings LLC
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.50%), 05/14/25 (g)	32	32
1st Lien Term Loan, 5.83%, (3M LIBOR + 3.50%), 05/14/25 (g)	23	23
Informatica LLC
Term Loan, 5.49%, (3M LIBOR + 3.25%), 08/05/22 (g)	509	513
Term Loan, 5.33%, (3M LIBOR + 3.25%), 08/06/22 (g)	140	142
IQOR US Inc.
Term Loan, 7.34%, (3M LIBOR + 5.00%), 04/01/21 (g)	20	18
IRB Holding Corp.
1st Lien Term Loan, 5.46%, (3M LIBOR + 3.25%), 01/18/25 (g)	36	36

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JBS USA LLC
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 10/30/22 (g)	12	12
Term Loan B, 4.84%, (3M LIBOR + 2.50%), 06/30/24 (g)	69	69
KAR Auction Services Inc.
Term Loan B-5, 4.62%, (3M LIBOR + 2.50%), 03/06/23 (g)	69	69
KFC Holding Co.
Term Loan B, 3.91%, (3M LIBOR + 1.75%), 03/29/25 (g)	80	80
Kingpin Intermediate Holdings LLC
Term Loan B, 5.58%, (3M LIBOR + 3.50%), 07/03/24 (g)	30	30
Kronos Inc.
Term Loan B, 5.34%, (3M LIBOR + 3.00%), 11/01/23 (g)	108	108
Level 3 Financing Inc.
Term Loan B, 4.43%, (3M LIBOR + 2.25%), 02/16/24 (g)	165	165
Lifescan Global Corp.
Term Loan, 0.00%, (3M LIBOR + 6.00%), 06/06/24 (g) (o)	9	9
Lucid Energy Group II LLC
1st Lien Term Loan, 5.17%, (3M LIBOR + 3.00%), 01/31/25 (g)	35	34
MacDermid Inc.
Term Loan B-7, 4.58%, (3M LIBOR + 2.50%), 06/07/20 (g)	91	91
Term Loan B-6, 5.08%, (3M LIBOR + 3.00%), 06/07/23 (g)	141	142
Marriott Ownership Resorts Inc.
Term Loan B, 4.49%, (3M LIBOR + 2.25%), 08/09/25 (g)	25	25
Mavis Tire Express Services Corp.
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.25%), 03/15/25 (b) (g) (o)	4	4
1st Lien Term Loan, 5.42%, (3M LIBOR + 3.25%), 03/15/25 (g)	29	29
Delayed Draw Term Loan, 5.42%, (3M LIBOR + 3.25%), 03/15/25 (b) (g)	—	—
McAfee LLC
Term Loan B, 6.57%, (3M LIBOR + 4.50%), 09/20/24 (g)	1,402	1,413
Term Loan B, 10.57%, (3M LIBOR + 8.50%), 09/30/25 (g)	1,525	1,551
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 10/31/24 (g)	30	30
MGM Growth Properies Operating Partnership LP
Term Loan B, 4.24%, (3M LIBOR + 2.00%), 04/20/23 (g)	145	145
Michaels Stores Inc.
Term Loan B, 4.66%, (3M LIBOR + 2.50%), 01/01/23 (g)	7	7
Term Loan B, 4.71%, (3M LIBOR + 2.50%), 01/01/23 (g)	1	1
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 01/01/23 (g)	17	17
Microchip Technology Inc.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 05/16/25 (g)	73	73
Micron Technology Inc.
Term Loan, 3.83%, (3M LIBOR + 1.75%), 04/26/22 (g)	498	500
Midcoast Operating LP
Term Loan B, 7.84%, (3M LIBOR + 5.50%), 07/31/25 (g)	24	24
Mission Broadcasting Inc.
Term Loan B-2, 4.60%, (3M LIBOR + 2.50%), 01/17/24 (g)	4	4
Mitchell International Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 11/21/24 (g)	93	93
2nd Lien Term Loan, 9.49%, (3M LIBOR + 7.25%), 12/01/25 (g)	30	30
	Shares/Par[1]	Value ($)
MPH Acquisition Holdings LLC
Term Loan B, 5.14%, (3M LIBOR + 2.75%), 06/07/23 (g)	81	81
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 5.08%, (3M LIBOR + 3.00%), 10/27/24 (g)	41	41
Nautilus Power LLC
Term Loan B, 6.33%, (3M LIBOR + 4.25%), 04/28/24 (g)	12	12
New LightSquared LLC
Term Loan, 10.07%, (3M LIBOR + 8.75%), 06/15/20 (g)	91	70
Nexstar Broadcasting Inc.
Term Loan B-2, 4.60%, (3M LIBOR + 2.50%), 01/17/24 (g)	31	31
NVA Holdings Inc.
Term Loan B-3, 4.83%, (3M LIBOR + 2.75%), 01/31/25 (g)	2	2
ON Semiconductor Corp.
1st Lien Term Loan B, 3.83%, (3M LIBOR + 1.75%), 03/31/23 (g)	188	188
Optiv Security Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 01/27/24 (g)	54	53
2nd Lien Term Loan, 9.31%, (3M LIBOR + 7.25%), 01/20/25 (g)	15	14
Ortho-Clinical Diagnostics SA
Term Loan B, 5.32%, (3M LIBOR + 3.25%), 06/01/25 (g)	215	215
Oryx Southern Delaware Holdings LLC
Term Loan, 5.49%, (3M LIBOR + 3.25%), 02/26/25 (g)	30	29
Party City Holdings Inc.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 08/19/22 (g)	12	12
Term Loan B, 5.28%, (3M LIBOR + 2.75%), 08/19/22 (g)	11	12
Peak 10 Inc.
Term Loan, 9.59%, (3M LIBOR + 7.25%), 07/21/25 (g)	15	15
Penn National Gaming Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 2.25%), 08/15/25 (g) (o)	9	9
Petco Animal Supplies Inc.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 01/12/23 (g)	31	25
Pike Corp.
Term Loan B, 5.75%, (3M LIBOR + 3.50%), 03/13/25 (g)	23	23
Pinnacle Foods Finance LLC
Term Loan B, 3.85%, (3M LIBOR + 1.75%), 02/02/24 (g)	44	44
PowerSchool
Term Loan B, 5.35%, (3M LIBOR + 3.25%), 06/15/25 (g)	23	23
PQ Corp.
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 02/08/25 (g)	57	57
Prestige Brands Inc.
Term Loan B-4, 4.08%, (3M LIBOR + 2.00%), 01/20/24 (g)	67	67
Project Alpha Intermediate Holding Inc.
Term Loan B, 5.99%, (3M LIBOR + 3.50%), 04/26/24 (g)	49	49
Quintiles IMS Inc.
Term Loan B, 2.75%, (3M LIBOR + 2.00%), 03/07/24, EUR (g)	992	1,154
Term Loan B-1, 4.33%, (3M LIBOR + 2.00%), 03/07/24 (g)	93	93
Rackspace Hosting Inc.
Incremental 1st Lien Term Loan, 5.35%, (1M LIBOR + 3.00%), 11/03/23 (g)	143	141
Radiate Holdco LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 12/09/23 (g)	74	74
Reece Ltd.
Term Loan B, 4.34%, (3M LIBOR + 2.00%), 06/01/25 (g)	25	25

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Rexnord LLC
Term Loan B, 4.06%, (3M LIBOR + 2.00%), 08/21/24 (g)	44	45
RPI Finance Trust
Term Loan B-6, 4.33%, (3M LIBOR + 2.00%), 03/13/23 (g)	62	63
Sabre GLBL Inc.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 02/22/24 (g)	287	288
SBA Senior Finance II LLC
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 03/26/25 (g)	26	26
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 4.83%, (3M LIBOR + 2.75%), 02/11/21 (g)	35	35
2nd Lien Term Loan, 7.83%, (3M LIBOR + 5.75%), 02/11/22 (g)	42	43
2nd Lien Term Loan, 8.06%, (3M LIBOR + 5.75%), 02/11/22 (g)	12	13
Serta Simmons Bedding LLC
1st Lien Term Loan, 5.60%, (3M LIBOR + 3.50%), 10/21/23 (g)	50	45
1st Lien Term Loan, 5.63%, (3M LIBOR + 3.50%), 10/21/23 (g)	14	12
2nd Lien Term Loan, 10.13%, (3M LIBOR + 8.00%), 10/21/24 (g)	38	29
ServiceMaster Co.
Term Loan B, 4.58%, (3M LIBOR + 2.50%), 11/08/23 (g)	41	41
Sirva Worldwide Inc.
1st Lien Term Loan, 7.58%, (3M LIBOR + 5.50%), 07/30/25 (g)	14	14
Term Loan, 7.81%, (3M LIBOR + 5.50%), 07/30/25 (g)	7	7
SolarWinds Holdings Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 02/06/24 (g)	89	90
Solera LLC
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/03/23 (g)	49	49
Sophia LP
Term Loan B, 5.62%, (1M LIBOR + 3.25%), 09/30/22 (g)	59	59
Sound Inpatient Physicians
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 06/19/25 (g)	14	14
Spectrum Brands Inc.
Term Loan B, 4.34%, (3M LIBOR + 2.00%), 06/23/22 (g)	7	7
Term Loan B, 4.35%, (3M LIBOR + 2.00%), 06/23/22 (g)	104	104
Spin Holdco Inc.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 11/14/22 (g)	56	56
SRS Distribution Inc.
1st Lien Term Loan, 5.44%, (3M LIBOR + 3.25%), 05/19/25 (g)	50	50
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.33%, (3M LIBOR + 2.25%), 02/27/25 (g)	74	74
SS&C Technologies Inc.
Term Loan B-3, 4.33%, (3M LIBOR + 2.25%), 02/27/25 (g)	191	191
Staples Inc.
Term Loan B, 6.34%, (3M LIBOR + 4.00%), 08/15/24 (g)	639	638
Stars Group Holdings BV
Incremental Term Loan, 5.89%, (3M LIBOR + 3.50%), 06/29/25 (g)	129	130
Station Casinos LLC
Term Loan B, 4.58%, (3M LIBOR + 2.50%), 05/24/23 (g)	75	75
Team Health Holdings Inc.
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 01/12/24 (g)	78	76
Telenet Financing USD LLC
Term Loan AN, 4.41%, (3M LIBOR + 2.25%), 08/31/26 (g)	95	95
	Shares/Par[1]	Value ($)
Tempo Acquisition LLC
Term Loan, 5.08%, (3M LIBOR + 3.00%), 04/20/24 (g)	99	99
TEX Operations Co. LLC
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 08/04/23 (g)	135	136
TIBCO Software Inc.
Term Loan B-1, 5.58%, (3M LIBOR + 3.50%), 02/01/25 (g)	34	35
Titan Acquisition Ltd.
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 03/16/25 (g)	85	82
TKC Holdings Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.75%), 02/08/23 (g)	98	99
Trader Corp.
Term Loan B, 5.06%, (3M LIBOR + 3.00%), 09/28/23 (g)	28	28
TransDigm Inc.
Term Loan F, 4.74%, (1M LIBOR + 2.50%), 06/09/23 (g)	98	98
U.S. Foods Inc.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 06/27/23 (g)	122	122
Unitymedia Finance LLC
Term Loan B, 4.41%, (3M LIBOR + 2.25%), 09/30/25 (g)	90	90
USI Inc.
Term Loan, 5.33%, (3M LIBOR + 3.00%), 05/16/24 (g)	40	40
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 05/19/25 (g)	503	506
VeriFone Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 08/09/25 (g) (o)	112	113
1st Lien Term Loan, 6.32%, (3M LIBOR + 4.00%), 08/09/25 (g)	344	346
Term Loan B, 0.00%, (3M LIBOR + 8.00%), 08/15/26 (g) (o)	95	95
2nd Lien Term Loan, 10.32%, (3M LIBOR + 8.00%), 08/15/26 (g)	146	145
Verscend Holding Corp.
Term Loan B, 6.74%, (3M LIBOR + 4.50%), 08/08/25 (g)	336	339
VICI Properties 1 LLC
Term Loan B, 4.21%, (3M LIBOR + 2.00%), 12/13/24 (g)	81	81
Virgin Media Bristol LLC
Term Loan K, 4.66%, (3M LIBOR + 2.50%), 02/10/26 (g)	116	116
Vistra Energy Corp.
1st Lien Term Loan B-3, 4.08%, (3M LIBOR + 2.00%), 12/11/25 (g)	16	16
1st Lien Term Loan B-3, 4.16%, (3M LIBOR + 2.00%), 12/11/25 (g)	44	44
Weight Watchers International Inc.
Term Loan, 6.86%, (3M LIBOR + 4.75%), 11/16/24 (g)	3	3
Term Loan, 7.09%, (3M LIBOR + 4.75%), 11/16/24 (g)	14	15
West Corp.
Term Loan B-1, 5.58%, (3M LIBOR + 3.50%), 10/10/24 (g)	75	74
Western Digital Corp.
Term Loan A-1, 3.57%, (3M LIBOR + 1.50%), 04/29/23 (g)	146	146
Term Loan B-4, 3.82%, (3M LIBOR + 1.75%), 04/29/23 (g)	467	468
WEX Inc.
Term Loan B-2, 4.33%, (3M LIBOR + 2.25%), 06/30/24 (g)	92	92
Wrangler Buyer Corp.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 09/20/24 (g)	35	35
Wyndham Hotels & Resorts Inc.
Term Loan B, 3.83%, (3M LIBOR + 1.75%), 03/29/25 (g)	45	45

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Ziggo Secured Finance Partnership
Term Loan E, 4.66%, (3M LIBOR + 2.50%), 04/15/25 (g)	105	103
		25,258
Total Senior Loan Interests (cost $30,366)		30,141
GOVERNMENT AND AGENCY OBLIGATIONS 4.8%
Argentina 0.3%
Argentina Republic Government International Bond
6.88%, 04/22/21	425	406
Belarus 0.2%
Republic of Belarus International Bond
6.88%, 02/28/23 (c)	200	210
Cote D'Ivoire 0.1%
Ivory Coast Government International Bond
5.75%, 12/31/32 (c)	92	87
Croatia 0.5%
Croatia Government International Bond
3.88%, 05/30/22, EUR (c)	400	518
Egypt 0.2%
Egypt Government International Bond
6.13%, 01/31/22 (c)	200	200
Hungary 0.3%
Hungary Government International Bond
5.38%, 03/25/24	320	343
Indonesia 0.5%
Indonesia Government International Bond
2.88%, 07/08/21, EUR (c)	440	539
Luxembourg 0.1%
European Investment Bank
1.38%, 09/15/21, EUR	100	121
Russian Federation 0.4%
Russia Government International Bond
5.00%, 04/29/20 (c)	400	407
Serbia 0.8%
Republic of Serbia
5.88%, 12/03/18 (c)	520	522
Serbia International Bond
4.88%, 02/25/20 (c)	400	405
		927
Ukraine 0.3%
Ukraine Government International Bond
7.75%, 09/01/21 (c)	300	302
United States of America 1.0%
U.S. Treasury Note
2.75%, 09/15/21	1,100	1,096
Venezuela 0.1%
Petroleos de Venezuela SA
0.00%, 11/15/26 - 05/17/35 (a) (c) (l)	400	86
Total Government And Agency Obligations (cost $5,355)		5,242
OTHER EQUITY INTERESTS 0.0%
United States of America 0.0%
T-Mobile USA Inc. Escrow (a) (b) (q)	175	—
T-Mobile USA Inc. Escrow (a) (b) (q)	2	—
T-Mobile USA Inc. Escrow (a) (b) (q)	102	—
Total Other Equity Interests (cost $0)		—
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 27.8%
Repurchase Agreements 27.8%
Repurchase Agreements (r)		30,525
Total Short Term Investments (cost $30,515)		30,525
Total Investments 158.2% (cost $178,708)		173,600
Total Securities Sold Short (27.4)% (proceeds $30,323)		(30,036)
Total Purchased Options 0.3% (cost $516)		279
Other Derivative Instruments 0.2%		168
Other Assets and Liabilities, Net (31.3)%		(34,265)
Total Net Assets 100.0%		109,746

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) All or a portion of the security is subject to a written call option.

(e) Investment in affiliate.

(f) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $40,415 and 36.8%, respectively.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Convertible security.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(l) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.3% of the Fund’s net assets.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(o) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(p) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(q) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r) For repurchase agreements held at September 30, 2018, see Repurchase Agreements in the Schedules of Investments.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (27.4%)
CORPORATE BONDS AND NOTES (16.5%)
Belgium (0.1%)
Nyrstar Netherlands Holdings BV
8.50%, 09/15/19, EUR (a)	(100)	(110)
	Shares/Par[1]	Value ($)
Canada (0.4%)
Bombardier Inc.
7.50%, 03/15/25 (b)	(235)	(244)
NOVA Chemicals Corp.
5.25%, 06/01/27 (b)	(230)	(215)
		(459)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Denmark (0.1%)
ISS Global A/S
1.50%, 08/31/27, EUR (a)	(100)	(113)
France (1.4%)
Arkema SA
1.50%, 04/20/27, EUR (a)	(100)	(117)
Autoroutes du Sud de la France SA
1.38%, 01/22/30, EUR (a)	(100)	(114)
BNP Paribas SA
2.38%, 02/17/25, EUR (a)	(100)	(120)
Casino Guichard Perrachon SA
5.73%, 11/12/18, EUR (c)	(100)	(117)
4.41%, 08/06/19, EUR (c)	(100)	(118)
Cie de Saint-Gobain
1.38%, 06/14/27, EUR	(100)	(114)
Faurecia SA
2.63%, 06/15/25, EUR (a)	(200)	(238)
Iliad SA
1.88%, 04/25/25, EUR (a)	(100)	(109)
Mobilux Finance SAS
5.50%, 11/15/24, EUR (a)	(100)	(110)
Vallourec SA
6.63%, 10/15/22, EUR (a)	(200)	(246)
Veolia Environnement SA
4.63%, 03/30/27, EUR (a)	(100)	(148)
		(1,551)
Germany (1.5%)
Bayer US Finance II LLC
4.88%, 06/25/48 (b)	(1,145)	(1,113)
BMW Finance NV
1.13%, 01/10/28, EUR (a)	(150)	(169)
Evonik Finance BV
0.75%, 09/07/28, EUR (a)	(40)	(43)
Hapag-Lloyd AG
6.75%, 02/01/22, EUR (a)	(110)	(135)
Progroup AG
3.00%, 03/31/26, EUR (a)	(200)	(236)
		(1,696)
Italy (0.4%)
Italgas SpA
1.63%, 01/18/29, EUR (a)	(100)	(107)
Nexi Capital SpA
3.63%, (3M EURIBOR + 3.63%), 05/01/23, EUR (a) (d)	(200)	(234)
4.13%, 11/01/23, EUR (a)	(100)	(117)
		(458)
Luxembourg (0.9%)
Altice Luxembourg SA
7.25%, 05/15/22, EUR (a)	(620)	(719)
Cabot Financial Luxembourg II SA
5.87%, (3M EURIBOR + 5.88%), 11/15/21, EUR (a) (d)	(200)	(233)
		(952)
Netherlands (0.7%)
NN Group NV
4.63%, 01/13/48, EUR (a)	(100)	(125)
Sigma Holdco BV
5.75%, 05/15/26, EUR (a)	(200)	(220)
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	(455)	(380)
		(725)
South Africa (0.2%)
Eskom Holdings SOC Ltd.
5.75%, 01/26/21 (a)	(200)	(196)
Spain (1.1%)
Banco Bilbao Vizcaya Argentaria SA
5.88%, (callable at 100 beginning 09/24/23), EUR (a) (e)	(200)	(232)
Gestamp Automocion SA
3.25%, 04/30/26, EUR (a)	(200)	(228)
Grupo Antolin Irausa SA
3.25%, 04/30/24, EUR (a)	(200)	(231)
	Shares/Par[1]	Value ($)
Iberdrola Finanzas SA
1.62%, 11/29/29, EUR (a)	(100)	(115)
Madrilena Red de Gas Finance BV
2.25%, 04/11/29, EUR (a)	(100)	(117)
Naviera Armas SA
4.25%, (3M EURIBOR + 4.25%), 11/15/24, EUR (a) (d)	(200)	(226)
Telefonica Emisiones SAU
2.93%, 10/17/29, EUR (a)	(100)	(124)
		(1,273)
United Kingdom (0.6%)
BAT International Finance Plc
2.25%, 01/16/30, EUR (a)	(100)	(114)
Rolls-Royce Holdings Plc
1.63%, 05/09/28, EUR (a)	(150)	(173)
Thomas Cook Group Plc
6.25%, 06/15/22, EUR (a)	(200)	(242)
Vodafone Group Plc
1.88%, 11/20/29, EUR (a)	(100)	(115)
		(644)
United States of America (8.9%)
Allergan Funding SCS
2.13%, 06/01/29, EUR	(100)	(114)
American Express Credit Corp.
3.30%, 05/03/27	(481)	(463)
AT&T Inc.
4.50%, 03/09/48	(710)	(623)
Bank of America Corp.
5.20%, (callable at 100 beginning 06/01/23) (e)	(575)	(571)
CCO Holdings LLC
5.75%, 02/15/26 (b)	(220)	(221)
5.00%, 02/01/28 (b)	(55)	(52)
Chesapeake Energy Corp.
8.00%, 06/15/27	(140)	(143)
Comcast Corp.
3.55%, 05/01/28	(415)	(399)
4.00%, 08/15/47	(640)	(575)
4.00%, 03/01/48	(455)	(410)
Discovery Communications LLC
3.95%, 03/20/28	(300)	(285)
ERAC USA Finance LLC
3.80%, 11/01/25 (b)	(525)	(515)
Express Scripts Holding Co.
4.80%, 07/15/46	(814)	(802)
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (b)	(134)	(119)
Ford Motor Co.
5.29%, 12/08/46	(225)	(201)
Freeport-McMoRan Inc.
3.88%, 03/15/23	(225)	(218)
Halfmoon Parent Inc
4.38%, 10/15/28 (b)	(425)	(425)
HCA Inc
5.63%, 09/01/28	(72)	(73)
Hertz Corp.
7.63%, 06/01/22 (b)	(55)	(54)
Intel Corp.
3.73%, 12/08/47	(487)	(456)
Kennametal Inc.
3.88%, 02/15/22	(38)	(38)
LKQ European Holdings BV
3.63%, 04/01/26, EUR (a)	(100)	(118)
4.13%, 04/01/28, EUR (a)	(100)	(118)
Mylan NV
3.13%, 11/22/28, EUR (a)	(100)	(119)
Netflix Inc.
5.88%, 11/15/28 (b)	(253)	(253)
Philip Morris International Inc.
2.75%, 02/25/26	(797)	(742)
Rackspace Hosting Inc.
8.63%, 11/15/24 (b)	(110)	(107)
Seagate HDD Cayman
4.75%, 01/01/25	(305)	(293)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Sprint Capital Corp.
6.88%, 11/15/28	(358)	(361)
SRC Energy Inc.
6.25%, 12/01/25	(130)	(123)
Tenet Healthcare Corp.
6.75%, 06/15/23	(225)	(225)
Thermo Fisher Scientific Inc.
1.95%, 07/24/29, EUR	(100)	(116)
United Rentals North America Inc.
4.88%, 01/15/28	(170)	(160)
Western Digital Corp.
4.75%, 02/15/26	(139)	(135)
Zimmer Biomet Holdings Inc.
2.43%, 12/13/26, EUR (f)	(100)	(121)
		(9,748)
Zambia (0.2%)
First Quantum Minerals Ltd.
6.88%, 03/01/26 (b)	(200)	(183)
Total Corporate Bonds And Notes (proceeds $18,340)		(18,108)
GOVERNMENT AND AGENCY OBLIGATIONS (10.9%)
Spain (0.5%)
Spain Government Bond
0.35%, 07/30/23, EUR	(450)	(519)
United States of America (10.4%)
U.S. Treasury Bond
3.13%, 05/15/48	(208)	(205)
U.S. Treasury Note
2.75%, 08/31/23	(4,280)	(4,244)
2.75%, 08/31/25	(1,987)	(1,956)
	Shares/Par[1]	Value ($)
2.88%, 08/15/28	(5,079)	(5,004)
		(11,409)
Total Government And Agency Obligations (proceeds $11,983)		(11,928)
Total Securities Sold Short (27.4%) (proceeds $30,323)		(30,036)

(a) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $3,501 and 3.2%, respectively.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares iBoxx USD High Yield Corporate Bond ETF	—	2,184	2,168	—	(16)	—	—	—
iShares iBoxx USD Investment Grade Corporate Bond ETF	—	692	349	1	3	(1)	345	0.3
	—	2,876	2,517	1	(13)	(1)	345	0.3

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BBP	BMW Finance NV, 1.13%, due 01/10/28, EUR	150	169	(1.05)	06/12/18	Open	170	146	170
BBP	Sigma Holdco BV, 5.75%, due 05/15/26, EUR	100	110	(1.85)	06/21/18	Open	111	96	111
BBP	Cabot Financial Luxembourg II SA, 5.87%, due 11/15/21, EUR	100	117	(1.75)	07/18/18	Open	118	101	118
BBP	Cabot Financial Luxembourg II SA, 5.87%, due 11/15/21, EUR	100	117	(1.90)	07/19/18	Open	118	101	118
BBP	Nexi Capital SpA, 4.13%, due 11/01/23, EUR	100	117	(2.95)	08/01/18	Open	117	101	117
BBP	LKQ European Holdings BV, 3.63%, due 04/01/26, EUR	100	118	(1.30)	08/09/18	Open	119	103	119
BBP	Altice Luxembourg Fr SA, 7.25%, due 05/15/22, EUR	198	230	(3.75)	08/09/18	Open	242	208	242
BBP	Casino Guichard Perrachon SA, 4.41%, due 08/06/19, EUR	100	118	(1.20)	08/16/18	Open	119	102	119
BBP	Thermo Fisher Scientific Inc., 1.95%, due 07/24/29, EUR	100	116	(0.90)	08/22/18	Open	118	101	118
BBP	Allergan Funding SCS, 2.13%, due 06/01/29, EUR	100	114	(0.85)	08/23/18	Open	116	100	116

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BBP	Zimmer Biomet Holdings Inc., 2.43%, due 12/13/26, EUR	100	121	(0.90)	08/23/18	Open	124	107	124
BBP	Mobilux Finance SAS, 5.50%, due 11/15/24, EUR	100	110	(2.25)	08/30/18	Open	115	99	115
BBP	Gestamp Automocion SA, 3.25%, due 04/30/26, EUR	200	228	(0.90)	08/30/18	Open	231	199	231
BBP	Spain Government Bond, 0.35%, due 07/30/23, EUR	450	519	(0.60)	09/05/18	Open	521	448	521
BBP	Autoroutes du Sud de la France SA, 1.38%, due 01/22/30, EUR	100	114	(1.00)	09/10/18	Open	115	99	115
BBP	Madrilena Red de Gas Finance BV, 2.25%, due 04/11/29, EUR	100	117	(1.10)	09/10/18	Open	116	100	116
BBP	Thomas Cook Group Plc, 6.25%, due 06/15/22, EUR	100	121	(1.50)	09/27/18	Open	123	106	123
BBP	U.S. Treasury Note, 2.75%, due 08/31/25	1,987	1,956	2.15	09/28/18	10/01/18	1,960	1,960	1,960
BCL	NOVA Chemicals Corp., 5.25%, due 06/01/27	145	136	1.60	08/09/18	Open	138	138	138
BCL	Intel Corp., 3.73%, due 12/08/47	487	456	1.60	08/13/18	Open	464	464	464
BCL	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	115	96	1.40	08/14/18	Open	96	96	96
BCL	Freeport-McMoRan Inc., 3.88%, due 03/15/23	225	218	1.60	09/06/18	Open	220	220	220
BCL	First Quantum Minerals Ltd., 6.88%, due 03/01/26	200	183	1.45	09/11/18	Open	184	184	184
BCL	Bank of America Corp., 5.20%, perpetual	280	278	0.10	09/13/18	Open	282	282	282
BCL	Netflix Inc., 5.88%, due 11/15/28	253	253	1.60	09/18/18	Open	258	258	258
BCL	Western Digital Corp., 4.75%, due 02/15/26	139	135	1.60	09/18/18	Open	135	135	135
BCL	SRC Energy Inc., 6.25%, due 12/01/25	130	122	1.60	09/19/18	Open	123	123	123
BCL	Express Scripts Holding Co., 4.80%, due 07/15/46	385	379	1.60	09/20/18	Open	378	378	378
BCL	United Rentals North America Inc., 4.88%, due 01/15/28	170	160	1.60	09/21/18	Open	162	162	162
BCL	AT&T Inc, 4.50%, due 03/09/48	500	438	1.60	09/26/18	Open	436	436	436
BCL	Ford Motor Co, 5.29%, due 12/08/46	225	201	1.60	09/27/18	Open	203	203	203
BCL	Hertz Corp., 7.63%, due 06/01/22	55	54	1.60	09/27/18	Open	55	55	55
BNP	U.S. Treasury Note, 2.75%, due 08/31/23	4,045	4,011	2.18	09/28/18	10/01/18	4,020	4,020	4,020
CGM	Comcast Corp., 4.00%, due 08/15/47	640	575	1.60	07/18/18	Open	594	594	594
CGM	Discovery Communications LLC, 3.95%, due 03/20/28	570	542	1.60	08/08/18	Open	556	556	556
CGM	Bank of America Corp., 5.20%, perpetual	140	139	0.25	08/09/18	Open	140	140	140
CGM	Comcast Corp., 4.00%, due 03/01/48	455	410	1.60	08/13/18	Open	420	420	420
CGM	Comcast Corp., 3.55%, due 05/01/28	415	399	1.35	08/13/18	Open	404	404	404
CGM	Kennametal Inc., 3.88%, due 02/15/22	38	38	1.50	08/21/18	Open	38	38	38
CGM	CCO Holdings LLC, 5.00%, due 02/01/28	55	52	1.60	09/10/18	Open	52	52	52
CGM	Bayer US Finance II LLC, 4.88%, due 06/25/48	1,145	1,113	1.60	09/12/18	Open	1,125	1,125	1,125
CGM	Tenet Healthcare Corp., 6.75%, due 06/15/23	225	225	0.50	09/24/18	Open	226	226	226
CGM	HCA Inc., 5.63%, due 09/01/28	72	73	1.60	09/26/18	Open	72	72	72
CGM	Inception Merger Sub Inc., 8.63%, due 11/15/24	110	107	0.75	09/27/18	Open	111	111	111
CGM	Sprint Capital Corp., 6.88%, due 11/15/28	358	361	1.60	09/27/18	Open	364	364	364
CGM	NOVA Chemicals Corp., 5.25%, due 06/01/27	85	79	1.60	09/27/18	Open	80	80	80
CGM	Discovery Communications LLC, 3.95%, due 03/20/28	300	285	1.85	10/01/18	Open	286	286	286
CSI	Bank of America Corp., 5.20%, perpetual	155	154	0.75	07/19/18	Open	153	153	153
CSI	Philip Morris International Inc., 2.75%, due 02/25/26	797	742	1.25	08/13/18	Open	753	753	753
JPM	Rolls-Royce Holdings Plc, 1.63%, due 05/09/28, EUR	150	173	(0.85)	06/08/18	Open	173	149	173
JPM	Nexi Capital SpA, 3.63%, due 05/01/23, EUR	100	117	(1.85)	06/14/18	Open	115	99	115
JPM	Sigma Holdco BV, 5.75%, due 05/15/26, EUR	100	110	(2.00)	06/20/18	Open	113	97	113
JPM	Vodafone Group Plc, 1.88%, due 11/20/29, EUR	100	115	(0.80)	06/28/18	Open	117	101	117
JPM	Nexi Capital SpA, 3.63%, due 05/01/23, EUR	100	117	(2.60)	07/02/18	Open	116	100	116
JPM	Altice Luxembourg Fr SA, 7.25%, due 05/15/22, EUR	110	128	(1.35)	07/26/18	Open	135	116	135

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
JPM	BNP Paribas SA, 2.38%, due 02/17/25, EUR	100	120	(0.85)	07/27/18	Open	122	105	122
JPM	Thomas Cook Group Plc, 6.25%, due 06/15/22, EUR	100	121	(0.85)	07/31/18	Open	125	108	125
JPM	Vallourec SA, 6.63%, due 10/15/22, EUR	100	123	(1.00)	08/07/18	Open	124	107	124
JPM	Vallourec SA, 6.63%, due 10/15/22, EUR	100	123	(1.65)	08/07/18	Open	124	107	124
JPM	Arkema SA, 1.50%, due 04/20/27, EUR	100	117	(0.85)	08/13/18	Open	123	106	123
JPM	Telefonica Emisiones SAU, 2.93%, due 10/17/29, EUR	100	124	(1.10)	08/13/18	Open	130	112	130
JPM	Mylan NV, 3.13%, due 11/22/28, EUR	100	119	(0.80)	08/13/18	Open	123	106	123
JPM	Veolia Environnement SA, 4.63%, due 03/30/27, EUR	100	148	(0.80)	08/13/18	Open	152	131	152
JPM	Casino Guichard Perrachon SA, 5.73%, due 11/12/18, EUR	100	117	(1.00)	08/15/18	Open	122	105	122
JPM	Altice Luxembourg Fr SA, 7.25%, due 05/15/22, EUR	212	246	(2.70)	08/16/18	Open	250	215	250
JPM	Altice Luxembourg Fr SA, 7.25%, due 05/15/22, EUR	100	116	(2.60)	08/16/18	Open	118	102	118
JPM	Evonik Finance BV, 0.75%, due 09/07/28, EUR	40	43	(1.15)	08/22/18	Open	44	38	44
JPM	ISS Global A/S, 1.50%, due 08/31/27, EUR	100	113	(0.85)	08/22/18	Open	117	101	117
JPM	Cie de Saint-Gobain, 1.38%, due 06/14/27, EUR	100	114	(0.95)	08/22/18	Open	116	100	116
JPM	Progroup AG, 3.00%, due 03/31/26, EUR	200	236	(1.58)	08/30/18	Open	237	204	237
JPM	Iliad SA, 1.88%, due 04/25/25, EUR	100	109	(1.35)	08/30/18	Open	113	98	113
JPM	BAT International Finance Plc, 2.25%, due 01/16/30, EUR	100	114	(0.80)	09/06/18	Open	117	101	117
JPM	NN Group NV, 4.63%, due 01/13/48, EUR	100	125	(0.80)	09/06/18	Open	127	110	127
JPM	Naviera Armas SA, 4.25%, due 11/15/24, EUR	200	226	(1.70)	09/25/18	Open	228	197	228
JPM	Nyrstar Netherlands Holdings BV, 8.50%, due 09/15/19, EUR	200	220	(1.60)	09/25/18	Open	225	193	225
JPM	Banco Bilbao Vizcaya Argentaria SA, 5.88%, perpetual, EUR	200	232	(0.75)	10/01/18	Open	231	199	231
JPM	Grupo Antolin Irausa SA, 3.25%, due 04/30/24, EUR	200	231	(2.00)	10/01/18	Open	234	202	234
JPM	Faurecia SA, 2.63%, due 06/15/25, EUR	200	238	(1.25)	10/01/18	Open	240	207	240
JPM	Nyrstar Netherlands Holdings BV, 8.50%, due 09/15/19, EUR	100	110	(1.60)	10/01/18	Open	109	94	109
MLP	U.S. Treasury Bond, 3.13%, due 05/15/48	208	205	1.75	09/28/18	10/01/18	209	209	209
MLP	U.S. Treasury Note, 2.88%, due 08/15/28	4,765	4,695	2.05	09/28/18	10/01/18	4,717	4,717	4,717
NSI	Eskom Holdings SOC Ltd., 5.75%, due 01/26/21	200	196	1.65	08/21/18	Open	192	192	192
NSI	Halfmoon Parent Inc, 4.38%, due 10/15/28	425	425	1.65	09/17/18	Open	423	423	423
RBC	Seagate HDD Cayman, 4.75%, due 01/01/25	305	293	1.65	07/17/18	Open	294	294	294
RBC	Hapag-Lloyd AG, 6.75%, due 02/01/22, EUR	110	135	(1.25)	08/03/18	Open	132	113	132
RBC	Iberdrola Finanzas SA, 1.62%, due 11/29/29, EUR	100	115	(0.90)	08/13/18	Open	118	102	118
RBC	LKQ European Holdings BV, 4.13%, due 04/01/28, EUR	100	118	(0.95)	08/13/18	Open	118	102	118
RBC	Express Scripts Holding Co., 4.80%, due 07/15/46	429	423	1.65	08/13/18	Open	412	412	412
RBC	American Express Credit Corp, 3.30%, due 05/03/27	481	463	1.65	08/13/18	Open	471	471	471
RBC	ERAC USA Finance LLC, 3.80%, due 11/01/25	525	515	1.65	08/21/18	Open	526	526	526
RBC	Italgas SpA, 1.63%, due 01/18/29, EUR	100	107	(1.00)	08/22/18	Open	109	94	109
RBC	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	340	284	1.60	09/05/18	Open	290	290	290
RBC	CCO Holdings LLC, 5.75%, due 02/15/26	220	221	1.65	09/10/18	Open	222	222	222
RBC	Extraction Oil & Gas Inc, 5.63%, due 02/01/26	134	119	1.65	09/17/18	Open	120	120	120
RBC	Chesapeake Energy Corp, 8.00%, due 06/15/27	140	143	(0.63)	09/18/18	Open	144	144	144
RBC	Bombardier Inc., 7.50%, due 03/15/25	235	244	1.60	09/24/18	Open	243	243	243
RBC	AT&T Inc, 4.50%, due 03/09/48	210	184	1.65	09/27/18	Open	184	184	184
									30,525

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abbott Laboratories, 0.00%, 09/27/20	09/25/18	322	319	0.3
Abbott Laboratories, 0.88%, 09/27/23	09/25/18	323	319	0.3
ABN AMRO Bank NV, 4.75%, callable at 100 begininng 09/22/27	09/29/17	260	225	0.2
ABN AMRO Bank NV, 5.75%, callable at 100 beginning 09/22/20	09/16/15	246	246	0.2
Accor SA, 2.63%, 02/05/21	04/18/18	131	122	0.1
Adagio V CLO DAC, Series V-E-X, 6.70%, 10/15/29	07/26/16	118	128	0.1
Adler Real Estate AG, 1.50%, 12/06/21	01/16/18	122	117	0.1
Adler Real Estate AG, 1.88%, 04/27/23	04/23/18	243	228	0.2
Adler Real Estate AG, 2.13%, 02/06/24	11/30/17	241	227	0.2
Adler Real Estate AG, 3.00%, 04/27/26	04/20/18	242	228	0.2
Allied Irish Banks Plc, 7.38%, callable at 100 beginning 12/03/20	01/26/17	275	253	0.2
Altice Finco SA, 4.75%, 01/15/28	01/06/17	295	255	0.2
Altice Luxembourg SA, 7.25%, 05/15/22	12/15/17	(758)	(719)	(0.6)
Anheuser-Busch InBev NV, 0.43%, 03/17/20	08/14/18	230	234	0.2
Aqueduct European CLO II DAC, Series 2017-B1-2X, 1.20%, 10/15/30	11/13/17	191	187	0.2
Arbour CLO Ltd., Series 2014-E-1X, 5.00%, 06/16/27	05/19/14	323	277	0.3
Ardonagh Midco 3 Plc, 8.38%, 07/15/23	06/07/17	273	253	0.2
Arkema SA, 1.50%, 04/20/27	08/10/18	(117)	(117)	(0.1)
Ascent Resources - Marcellus LLC	05/07/18	16	16	—
Ascent Resources LLC - 2nd Lien A	05/07/18	5	5	—
Ascent Resources LLC - 2nd Lien B	05/07/18	3	2	—
Aurium CLO II DAC, Series BR-2X, 1.35%, 10/13/29	06/26/18	173	170	0.2
Autoroutes du Sud de la France SA, 1.38%, 01/22/30	08/10/18	(115)	(114)	(0.1)
Avis Budget Car Rental LLC, 4.75%, 01/30/26	09/28/18	206	206	0.2
Avoca CLO VIII DAC, Series E-18X, 4.60%, 04/15/31	04/20/18	239	216	0.2
Avoca CLO XIV DAC, Series FR-14X, 6.35%, 01/12/31	10/20/17	336	322	0.3
Avoca CLO XIV Ltd., Series SUB-14X, 0.00%, 07/12/28	05/19/15	416	375	0.3
Avoca CLO XV Ltd., Series M1-15X, 0.00%, 01/15/29	09/29/15	485	463	0.4
Avoca CLO XV Ltd., Series ER-15X, 4.13%, 04/15/31	02/13/18	180	160	0.2
Avoca CLO XV Ltd., Series FR-15X, 5.84%, 04/15/31	02/12/18	271	238	0.2
Avoca CLO XVIII DAC, Series B1-18X, 1.25%, 04/15/31	04/20/18	494	456	0.4
Banco Bilbao Vizcaya Argentaria SA, 5.88%, callable at 100 beginning 09/24/23	09/28/18	(232)	(232)	(0.2)
Banco Bilbao Vizcaya Argentaria SA, 8.88%, callable at 100 beginning 04/14/21	04/08/16	222	259	0.2
Banco Espirito Santo SA, 0.00%, 05/08/17	07/14/14	525	139	0.1
Banco Espirito Santo SA, 0.00%, 01/15/18	07/11/14	1,503	401	0.4
Banco Espirito Santo SA, 0.00%, 01/21/19	07/24/14	2,415	754	0.7
Banco Santander SA, 6.75%, callable at 100 beginning 04/25/22	04/19/17	257	250	0.2
Banff Merger Sub Inc., 8.38%, 09/01/26	08/10/18	231	234	0.2
Bank of Ireland, 7.38%, callable at 100 beginning 06/18/20	03/11/16	268	251	0.2
Bank of Ireland Group Plc, 1.38%, 08/29/23	08/23/18	173	173	0.2
Bankia SA, 6.00%, callable at 100 beginning 07/18/22	10/30/17	242	235	0.2
Bankia SA, 6.38%, callable at 100 beginning 09/19/23	09/11/18	466	474	0.4
Bankia SA, 4.00%, 05/22/24	05/16/14	108	118	0.1
BAT International Finance Plc, 4.00%, 07/07/20	08/10/18	62	62	0.1
BAT International Finance Plc, 2.25%, 01/16/30	05/31/18	(116)	(114)	(0.1)
BB COMPAGNIE DE SAINT, -0.95%	08/21/18	115	116	0.1
Bilbao CLO I DAC, Series A2A-1X, 1.30%, 07/20/31	05/01/18	362	342	0.3
Bilbao CLO I DAC, Series D-1X, 4.73%, 07/20/31	05/01/18	117	110	0.1
BlueMountain CLO Ltd., Series E-3X, 5.40%, 01/15/31	07/25/18	111	113	0.1
BMW Finance NV, 1.13%, 01/10/28	06/11/18	(172)	(169)	(0.1)
BNP Paribas Cardif SA, 4.03%, callable at 100 beginning 11/25/25	04/20/18	136	122	0.1
BNP Paribas SA, 6.13%, callable at 100 beginning 06/17/22	02/09/18	354	344	0.3
BNP Paribas SA, 2.38%, 02/17/25	07/26/18	(121)	(120)	(0.1)
Boparan Finance Plc, 4.38%, 07/15/21	11/19/14	104	106	0.1
Cabot Financial Luxembourg II SA, 5.87%, 11/15/21	07/17/18	(235)	(233)	(0.2)
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	08/29/18	131	127	0.1
Cadogan Square CLO XI DAC, Series C-11X, 1.85%, 02/15/31	06/05/18	117	114	0.1
Cairn CLO IX BV, Series 2018-M2-9X, 0.00%, 03/21/32	02/01/18	123	114	0.1
Cairn CLO IX BV, Series 2018-B1-9X, 1.00%, 03/21/32	02/01/18	248	223	0.2
Capgemini SA, 1.75%, 07/01/20	08/10/18	119	119	0.1
Capital Stage Finance BV, 5.25%, callable at 100 begininng 09/13/23	09/07/17	119	119	0.1
Cargill Inc., 1.88%, 09/04/19	05/14/18	122	118	0.1
Casino Guichard Perrachon SA, 5.98%, 05/26/21	09/19/18	121	120	0.1
Casino Guichard Perrachon SA, 3.58%, 02/07/25	07/14/16	110	106	0.1
Coca-Cola European Partners Plc, 0.00%, 11/16/21	04/11/18	238	232	0.2
Credit Agricole Assurances SA, 4.50%, callable at 100 beginning 10/14/25	02/28/18	137	124	0.1
Credit Agricole SA, 6.50%, callable at 100 beginning 06/23/21	07/11/16	271	255	0.2
Croatia Government International Bond, 3.88%, 05/30/22	09/04/14	484	518	0.5
CVC Cordatus Loan Fund VI Ltd., Series SUB-6X, 0.00%, 04/15/29	08/01/17	510	357	0.3
CVC Cordatus Loan Fund VIII Ltd., Series E-8X, 5.70%, 04/23/30	02/13/17	104	116	0.1
Daimler AG, 0.50%, 09/09/19	05/01/18	61	58	0.1
Daimler AG, 0.25%, 05/11/20	08/14/18	149	152	0.1

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Danske Bank A/S, 5.88%, callable at 100 beginning 04/06/22	12/13/17	261	236	0.2
Delta Lloyd NV, 4.38%, callable at 100 beginning 06/13/24	10/11/17	266	245	0.2
Deutsche Bahn Finance GMBH, 0.00%, 09/09/22	08/14/18	46	47	0.1
Deutsche Bank AG, 1.13%, 08/30/23	08/24/18	460	468	0.4
Deutsche Post AG, 1.88%, 12/11/20	08/14/18	102	104	0.1
Diageo Finance BV, 0.00%, 11/17/20	05/01/18	121	116	0.1
Dryden LVI Euro CLO BV, Series 2017-E-56X, 4.72%, 01/15/32	11/03/17	119	117	0.1
Dryden XLVI Euro CLO BV, Series 2016-E-46X, 5.75%, 01/15/30	09/19/16	109	121	0.1
E.On International Finance BV, 5.75%, 05/07/20	08/10/18	113	114	0.1
Egypt Government International Bond, 6.13%, 01/31/22	08/17/17	207	200	0.2
Electricite de France SA, 4.13%, callable at 100 beginning 01/22/22	07/06/17	237	248	0.2
ELM BV, 3.38%, 09/29/47	03/31/17	128	118	0.1
Erste Group Bank AG, 6.50%, callable at 100 beginning 04/15/24	04/06/17	258	248	0.2
Eskom Holdings SOC Ltd., 5.75%, 01/26/21	02/07/18	(199)	(196)	(0.2)
European Topsoho SARL, 4.00%, 09/21/21	09/17/18	116	123	0.1
Evonik Finance BV, 0.75%, 09/07/28	08/21/18	(43)	(43)	—
Experian Finance Plc, 4.75%, 02/04/20	05/14/18	64	62	0.1
Faurecia SA, 2.63%, 06/15/25	09/28/18	(238)	(238)	(0.2)
Federal-Mogul LLC, 5.00%, 07/15/24	04/12/18	125	123	0.1
Financial & Risk US Holdings Inc., 4.50%, 05/15/26	09/19/18	315	312	0.3
Financial & Risk US Holdings Inc., 6.88%, 11/15/26	09/19/18	170	170	0.2
FMC Finance VII SA, 5.25%, 02/15/21	08/10/18	31	31	—
General Motors Financial Co. Inc., 0.36%, 05/10/21	04/11/18	124	116	0.1
Gestamp Automocion SA, 3.25%, 04/30/26	05/16/18	(233)	(228)	(0.2)
GKN Holdings Plc, 3.38%, 05/12/32	04/13/18	617	573	0.5
GlaxoSmithKline Capital Plc, 0.63%, 12/02/19	05/14/18	121	117	0.1
GlaxoSmithKline Capital Plc, 0.00%, 09/12/20	08/10/18	116	116	0.1
Grupo Antolin Irausa SA, 3.25%, 04/30/24	06/14/18	(231)	(231)	(0.2)
Halcyon Loan Advisors Funding Ltd., Series 2018-B1-1X, 1.48%, 10/18/31	06/18/18	232	227	0.2
Hapag-Lloyd AG, 6.75%, 02/01/22	05/01/18	(140)	(135)	(0.1)
HBOS Capital Funding LP, 6.85%, callable at 100 beginning 12/23/18	03/23/15	330	333	0.3
Heineken NV, 1.25%, 09/10/21	05/01/18	124	119	0.1
Henkel AG & Co. KGaA, 0.00%, 09/13/21	08/14/18	34	35	—
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	03/13/18	305	294	0.3
HSBC Holdings Plc, 4.75%, callable at 100 beginning 07/04/29	08/01/18	233	226	0.2
HSBC Holdings Plc, 5.25%, callable at 100 beginning 09/16/22	07/06/18	247	245	0.2
Iberdrola Finanzas SA, 1.62%, 11/29/29	08/10/18	(116)	(115)	(0.1)
IKB Deutsche Industriebank AG, 4.00%, 01/31/28	01/23/18	123	118	0.1
Iliad SA, 1.88%, 04/25/25	05/17/18	(114)	(109)	(0.1)
Imperial Brands Finance Plc, 0.50%, 07/27/21	04/18/18	124	117	0.1
Indonesia Government International Bond, 2.88%, 07/08/21	09/05/14	549	539	0.5
ING Groep NV, 4.10%, 10/02/23	09/26/18	240	240	0.2
Intesa Sanpaolo SpA, 7.75%, callable at 100 beginning 01/11/27	01/06/17	259	249	0.2
ISS Global A/S, 1.50%, 08/31/27	08/21/18	(113)	(113)	(0.1)
Italgas SpA, 1.63%, 01/18/29	08/21/18	(107)	(107)	(0.1)
Ivory Coast Government International Bond, 5.75%, 12/31/32	06/24/16	87	87	0.1
Jerrold Finco Plc, 6.25%, 09/15/21	09/28/17	144	134	0.1
Jerrold Finco Plc, 6.13%, 01/15/24	03/30/17	268	262	0.2
Jubilee CDO BV, Series VIII-SUB-X, 4.73%, 01/15/24	03/28/14	325	—	—
Koninklijke Ahold Delhaize NV, 0.00%, 03/19/21	04/11/18	124	116	0.1
LGE HoldCo VI BV, 7.13%, 05/15/24	01/13/15	212	211	0.2
LKQ European Holdings BV, 3.63%, 04/01/26	05/21/18	(118)	(118)	(0.1)
LKQ European Holdings BV, 4.13%, 04/01/28	08/10/18	(116)	(118)	(0.1)
Madrilena Red de Gas Finance BV, 2.25%, 04/11/29	08/10/18	(116)	(117)	(0.1)
Mapfre SA, 4.13%, 09/07/48	09/04/18	231	232	0.2
Masaria Investments SAU, 5.00%, 09/15/24	09/08/17	163	150	0.1
Matalan Finance Plc, 6.75%, 01/31/23	07/10/18	222	207	0.2
McDonald's Corp., 0.50%, 01/15/21	05/23/18	119	117	0.1
Merck Financial Services GmbH, 4.50%, 03/24/20	05/14/18	19	19	—
Mobilux Finance SAS, 5.50%, 11/15/24	05/07/18	(123)	(110)	(0.1)
Mulhacen Pte Ltd., 8.50%, 08/01/23	08/02/18	427	425	0.4
Mylan NV, 3.13%, 11/22/28	08/10/18	(118)	(119)	(0.1)
Naviera Armas SA, 4.25%, 11/15/24	06/11/18	(230)	(226)	(0.2)
Nexi Capital SpA, 3.63%, 05/01/23	06/13/18	(229)	(234)	(0.2)
Nexi Capital SpA, 4.13%, 11/01/23	06/13/18	(116)	(117)	(0.1)
NN Group NV, 4.63%, 01/13/48	05/31/18	(125)	(125)	(0.1)
Nyrstar Netherlands Holdings BV, 8.50%, 09/15/19	09/24/18	(113)	(110)	(0.1)
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	08/11/17	429	350	0.3
Nyrstar NV, 5.00%, 07/11/22	03/05/18	128	89	0.1
OCP Euro CLO Ltd., Series 2017-E-1X, 5.35%, 06/18/30	10/06/17	102	113	0.1
OCP Euro CLO Ltd., Series 2017-B-2X, 1.35%, 01/15/32	11/07/17	116	115	0.1
OCP Euro CLO Ltd., Series 2017-E-2X, 5.00%, 01/15/32	11/07/17	114	112	0.1

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
OCP Euro CLO Ltd., Series 2017-F-2X, 6.40%, 01/15/32	11/07/17	108	108	0.1
Orange SA, 5.25%, callable at 100 beginning 02/07/24	07/28/16	371	391	0.4
Ozlme II DAC, Series E-2X, 4.90%, 10/15/30	08/04/17	115	112	0.1
Ozlme III DAC, Series SUB-3X, 0.00%, 02/24/20	12/08/17	219	191	0.2
Ozlme III DAC, Series E-3X, 4.80%, 02/24/20	12/08/17	116	109	0.1
Paragon Mortgages No. 13 Plc, Series 13X-A2C, 2.52%, 01/15/39	08/22/13	431	458	0.4
Petroleos de Venezuela SA, 0.00%, 11/15/26	10/24/14	158	64	0.1
Petroleos de Venezuela SA, 0.00%, 05/17/35	11/17/17	32	22	—
Pinnacle Bidco Plc, 6.38%, 02/15/25	01/18/18	139	134	0.1
Platin 1426 GmbH, 5.38%, 06/15/23	12/08/17	160	156	0.1
Progroup AG, 3.00%, 03/31/26	05/21/18	(235)	(236)	(0.2)
PT Ltd., 0.50%, 11/19/19	07/13/18	228	227	0.2
RCI Banque SA, 0.33%, 04/12/21	04/11/18	59	55	0.1
Republic of Belarus International Bond, 6.88%, 02/28/23	11/01/17	211	210	0.2
Republic of Serbia, 5.88%, 12/03/18	09/04/14	522	522	0.5
Reseau de Transport d'Electricite SA, 1.50%, 09/27/30	09/21/18	116	114	0.1
Rolls-Royce Holdings Plc, 1.63%, 05/09/28	06/07/18	(175)	(173)	(0.2)
Russia Government International Bond, 5.00%, 04/29/20	04/20/16	410	407	0.4
Sanofi SA, 0.00%, 03/21/20	03/15/18	249	233	0.2
SAP SE, 0.00%, 04/01/20	08/14/18	46	47	0.1
Schumann SpA, 7.00%, 07/31/23	10/17/17	242	239	0.2
Senvion Holding GmbH, 3.88%, 10/25/22	02/16/18	108	104	0.1
Serbia International Bond, 4.88%, 02/25/20	05/13/16	405	405	0.4
Shop Direct Funding Plc, 7.75%, 11/15/22	10/30/17	377	341	0.3
Sigma Holdco BV, 5.75%, 05/15/26	06/19/18	(222)	(220)	(0.2)
Telecom Italia SpA, 1.13%, 03/26/22	01/30/17	625	668	0.6
Telefonica Emisiones SAU, 2.93%, 10/17/29	08/10/18	(125)	(124)	(0.1)
Telefonica Europe BV, 5.88%, callable at 100 beginning 03/31/24	03/30/15	406	384	0.4
Thomas Cook Group Plc, 6.25%, 06/15/22	07/30/18	(246)	(242)	(0.2)
UBS AG, 0.18%, 04/23/21	04/17/18	343	321	0.3
Ukraine Government International Bond, 7.75%, 09/01/21	02/10/17	300	302	0.3
Unibail-Rodamco SE, 0.13%, 05/14/21	05/03/18	120	116	0.1
UniCredit SpA, 9.25%, callable at 100 beginning 06/03/22	12/20/16	263	323	0.3
UniCredit SpA, 6.95%, 10/31/22	05/24/13	216	214	0.2
Unilever NV, 1.75%, 08/05/20	05/18/18	122	120	0.1
Unique Pub Finance Co. Plc, 6.46%, 03/30/32	04/13/15	345	316	0.3
Unitymedia GmbH, 3.75%, 01/15/27	10/27/15	873	858	0.8
UPC Holding BV, 3.88%, 06/15/29	02/06/18	459	453	0.4
Vallourec SA, 6.63%, 10/15/22	02/23/18	(256)	(246)	(0.2)
Veolia Environnement SA, 4.63%, 03/30/27	08/10/18	(148)	(148)	(0.1)
Vinci SA, 1.00%, 09/26/25	09/19/18	232	231	0.2
Vinci SA, 1.75%, 09/26/30	09/19/18	116	116	0.1
Vodafone Group Plc, 0.00%, 11/26/20	05/01/17	406	375	0.3
Vodafone Group Plc, 1.88%, 11/20/29	05/18/18	(116)	(115)	(0.1)
Vodafone Group Plc, 4.20%, 10/03/78	09/27/18	117	116	0.1
Vodafone Group Plc, 6.25%, 10/03/78	09/27/18	200	200	0.2
Volvo Car AB, 2.00%, 01/24/25	04/17/18	332	319	0.3
		31,820	27,278	24.9

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro-Bobl	(8)	December 2018	EUR	(1,051)	(3)	7
Euro-Bund	(14)	December 2018	EUR	(2,221)	(11)	(2)
S&P 500 E-Mini Index	10	December 2018		1,463	—	(4)
U.K. Long Gilt	(4)	December 2018	GBP	(488)	(1)	6
U.S. Treasury Note, 10-Year	(5)	December 2018		(598)	—	4
U.S. Treasury Note, 2-Year	(3)	December 2018		(634)	—	2
					(15)	13

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.89	09/11/19	290	—	2
3M LIBOR (Q)	Receiving	1.78	12/23/19	340	—	4

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.67	02/13/20	80	—	1
3M LIBOR (Q)	Receiving	1.69	02/20/20	250	—	4
3M LIBOR (Q)	Receiving	1.65	04/20/20	800	—	16
3M LIBOR (Q)	Receiving	1.69	05/29/20	480	—	10
3M LIBOR (Q)	Receiving	1.54	11/04/20	720	—	21
3M LIBOR (Q)	Receiving	1.91	02/13/22	130	—	5
3M LIBOR (Q)	Receiving	1.80	04/02/22	180	—	8
3M LIBOR (Q)	Receiving	1.86	04/20/22	250	—	10
3M LIBOR (Q)	Receiving	1.92	01/22/25	300	—	20
3M LIBOR (Q)	Receiving	2.01	10/23/25	680	(1)	47
3M LIBOR (Q)	Receiving	2.20	04/20/27	110	—	8
3M LIBOR (Q)	Receiving	2.20	04/20/27	120	—	8
3M LIBOR (S)	Paying	1.44	01/22/20	240	—	(4)
					(1)	160

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.30 (Q)	5.00	06/20/23	4,050	(316)	(2)	(64)
CDX.NA.IG.30 (Q)	1.00	06/20/23	2,000	(40)	—	(3)
iTraxx Europe Crossover Series 29 (Q)	5.00	06/20/23	1,010	(111)	3	(10)
				(467)	1	(77)
Credit default swap agreements - sell protection[4]
iTraxx Europe Senior Series 29 (Q)	1.00	06/20/23	(2,800)	44	(4)	(1)
iTraxx Europe Series 29 (Q)	1.00	06/20/23	(328)	7	—	2
				51	(4)	1

Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro-Bund	(14)	EUR	162.00	10/26/18	(1)	1
Euro-Bund	(14)	EUR	161.00	10/26/18	(2)	3
Euro-Bund	14	EUR	160.00	10/26/18	3	(6)
					—	(2)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Futures Options
10-Year U.S. Treasury Note Future	Put		118.00	11/23/18	20	7
10-Year U.S. Treasury Note Future	Put		118.50	11/23/18	5	2
10-Year U.S. Treasury Note Future	Put		117.50	11/23/18	133	26
						35
Index Options
Chicago Board Options Exchange SPX Volatility Index	Call		22.00	10/17/18	40	1
Chicago Board Options Exchange SPX Volatility Index	Call		22.00	11/21/18	25	2
Euro Stoxx 50 Index	Call	EUR	3,550.00	11/16/18	20	2
Euro Stoxx 50 Index	Call	EUR	3,500.00	11/16/18	28	6
Euro Stoxx 50 Index	Call	EUR	3,475.00	12/21/18	7	3
Euro Stoxx 50 Index	Call	EUR	3,500.00	01/18/19	7	4
Euro Stoxx 50 Index	Put	EUR	3,300.00	10/19/18	9	2
Euro Stoxx Bank Index	Call	EUR	110.00	10/19/18	58	3
Euro Stoxx Bank Index	Call	EUR	112.50	11/16/18	130	10
Euro Stoxx Bank Index	Call	EUR	110.00	12/21/18	32	5
S&P 500 Index	Put		2,825.00	10/19/18	1	1
S&P 500 Index	Put		2,800.00	10/19/18	2	2
S&P 500 Index	Put		2,900.00	11/16/18	3	11
S&P 500 Index	Put		2,890.00	11/16/18	3	10
S&P 500 Index	Put		2,850.00	11/16/18	5	11
						73

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Allergan Plc	Call		190.00	11/16/18	8	6
AMC Networks Inc.	Put		65.00	12/21/18	12	3
Bank of America Corp.	Call		32.00	11/16/18	16	—
Bausch Health Cos Inc.	Put		20.00	10/19/18	20	—
Bausch Health Cos Inc.	Put		20.00	01/18/19	30	2
Bausch Health Cos Inc.	Put		19.00	01/18/19	25	1
Casino Guichard Perrachon SA	Put	EUR	35.00	11/16/18	20	5
Casino Guichard Perrachon SA	Put	EUR	29.00	11/16/18	9	1
CBS Corp.	Call		62.50	10/19/18	20	—
CBS Corp.	Call		60.00	11/16/18	30	3
CBS Corp.	Call		65.00	12/21/18	85	4
CBS Corp.	Call		65.00	03/15/19	15	2
Celgene Corp.	Call		105.00	10/19/18	9	—
Chesapeake Energy Corp.	Put		3.50	10/19/18	65	—
Chesapeake Energy Corp.	Put		4.00	11/16/18	105	2
Citigroup Inc.	Call		77.50	11/16/18	7	—
Citigroup Inc.	Put		57.50	12/21/18	35	1
Endo International Plc	Put		7.00	10/19/18	35	—
Endo International Plc	Put		9.00	10/19/18	25	—
Endo International Plc	Put		14.00	12/21/18	10	1
Financial Select Sector SPDR Fund	Put		27.00	11/16/18	35	1
First Quantum Minerals Ltd.	Put	CAD	14.00	10/19/18	20	1
First Quantum Minerals Ltd.	Put	CAD	17.00	01/18/19	15	4
First Quantum Minerals Ltd.	Put	CAD	16.00	01/18/19	15	3
First Quantum Minerals Ltd.	Put	CAD	15.00	01/18/19	25	4
First Quantum Minerals Ltd.	Put	CAD	14.00	01/18/19	45	5
First Quantum Minerals Ltd.	Put	CAD	12.00	04/18/19	20	2
Ford Motor Co.	Call		11.00	12/21/18	98	—
Ford Motor Co.	Put		9.00	12/21/18	85	4
General Motors Co.	Call		39.00	12/21/18	19	—
Hertz Global Holdings Inc.	Put		14.00	01/18/19	10	1
Intelsat SA	Call		31.00	11/16/18	15	6
Invesco QQQ Trust Series 1	Put		180.00	10/19/18	55	3
Invesco QQQ Trust Series 1	Put		176.00	10/19/18	40	2
iShares 20+ Year Treasury Bond ETF	Call		128.00	10/19/18	25	—
iShares 20+ Year Treasury Bond ETF	Call		125.00	11/16/18	20	—
iShares 20+ Year Treasury Bond ETF	Call		123.00	12/21/18	35	1
iShares iBoxx High Yield Corporate Bond ETF	Put		86.00	10/19/18	79	2
iShares iBoxx High Yield Corporate Bond ETF	Put		85.00	10/19/18	125	1
iShares iBoxx High Yield Corporate Bond ETF	Put		84.00	11/16/18	25	1
iShares iBoxx High Yield Corporate Bond ETF	Put		85.00	11/16/18	100	4
iShares iBoxx High Yield Corporate Bond ETF	Put		85.00	12/21/18	68	6
iShares iBoxx USD High Yield Corporate Bond ETF	Put		84.00	10/19/18	90	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put		83.00	10/19/18	50	—
iShares iBoxx USD Investment Grade Corporate Bond ETF	Put		113.00	10/19/18	35	—
iShares iBoxx USD Investment Grade Corporate Bond ETF	Put		112.00	11/16/18	30	—
iShares JP Morgan USD Emerging Markets Bond ETF	Put		104.00	10/19/18	55	—
iShares JP Morgan USD Emerging Markets Bond ETF	Put		105.00	10/19/18	20	—
iShares JP Morgan USD Emerging Markets Bond ETF	Put		106.00	11/16/18	25	1
iShares JP Morgan USD Emerging Markets Bond ETF	Put		100.00	01/18/19	90	2
iShares MSCI Emerging Markets ETF	Put		42.00	10/19/18	25	1
iShares MSCI Emerging Markets ETF	Put		41.00	10/19/18	15	—
iShares MSCI Emerging Markets ETF	Put		40.00	11/16/18	25	1
iShares Russell 2000 ETF	Put		165.00	10/19/18	60	5
iShares Russell 2000 ETF	Put		162.50	11/02/18	20	2
iShares US Preferred Stock ETF	Put		36.00	10/19/18	235	2
iShares US Preferred Stock ETF	Put		35.00	10/19/18	70	—
iShares US Preferred Stock ETF	Put		36.00	01/18/19	65	1
JPMorgan Chase & Co.	Call		120.00	11/16/18	5	—
Lions Gate Entertainment Corp.	Call		25.00	10/19/18	20	2
Lions Gate Entertainment Corp.	Call		30.00	12/21/18	120	5
Lions Gate Entertainment Corp.	Call		25.00	12/21/18	55	9
Lions Gate Entertainment Corp.	Call		30.00	03/15/19	40	5
Lions Gate Entertainment Corp.	Put		20.00	12/21/18	25	1
Mattel Inc.	Put		14.00	10/19/18	35	—
Mattel Inc.	Put		12.00	10/19/18	35	—
Mattel Inc.	Put		11.00	10/19/18	25	—
Mattel Inc.	Put		15.00	11/16/18	30	2
Mattel Inc.	Put		14.00	01/18/19	55	4
NCR Corp.	Put		27.00	10/19/18	20	1
NCR Corp.	Put		26.00	01/18/19	15	1

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
NXP Semiconductors NV	Call	115.00	01/18/19	22	1
PG&E Corp.	Call	49.00	01/18/19	13	2
Rite Aid Corp.	Call	2.00	10/19/18	200	—
SPDR S&P 500 ETF Trust	Put	285.00	10/19/18	85	8
Splunk Inc.	Put	105.00	10/19/18	10	—
Sprint Corp.	Put	5.00	11/16/18	70	—
Sprint Corp.	Put	5.00	01/18/19	55	—
Sprint Corp.	Put	5.00	02/15/19	90	1
Technology Select Sector SPDR Fund	Call	77.00	10/19/18	40	—
Teck Resources Ltd.	Put	20.00	01/18/19	15	1
Teva Pharmaceutical Industries Ltd.	Put	20.00	10/19/18	35	1
Teva Pharmaceutical Industries Ltd.	Put	20.00	11/16/18	25	2
Teva Pharmaceutical Industries Ltd.	Put	19.00	03/15/19	30	4
Teva Pharmaceutical Industries Ltd.	Put	18.00	03/15/19	15	1
Uniti Group Inc.	Put	12.50	01/18/19	25	1
Walt Disney Co.	Put	105.00	10/19/18	30	—
Wells Fargo & Co.	Call	57.50	11/16/18	16	—
Xerox Corp.	Call	29.00	01/18/19	9	1
					150

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[11]
3M LIBOR, 01/28/29	CIT	Put	3.20	01/24/19	1,600,000	14
3M LIBOR, 01/28/24	CIT	Put	3.15	01/24/19	1,400,000	7
						21

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
S&P 500 Index	Put	2,775.00	11/16/18	3	(4)
					(4)
Options on Securities
Allergan Plc	Call	210.00	11/16/18	8	(1)
AMC Networks Inc.	Put	55.00	12/21/18	12	(1)
Celgene Corp.	Call	120.00	10/19/18	9	—
General Motors Co.	Call	44.00	12/21/18	19	—
Invesco QQQ Trust Series 1	Put	174.00	10/19/18	25	(1)
Invesco QQQ Trust Series 1	Put	175.00	10/19/18	15	(1)
Invesco QQQ Trust Series 1	Put	160.00	10/19/18	15	—
Invesco QQQ Trust Series 1	Put	171.00	10/19/18	40	(1)
iShares iBoxx High Yield Corporate Bond ETF	Put	82.00	10/19/18	60	—
iShares iBoxx High Yield Corporate Bond ETF	Put	80.00	12/21/18	68	(1)
iShares JP Morgan USD Emerging Markets Bond ETF	Put	100.00	10/19/18	40	—
iShares MSCI Emerging Markets ETF	Put	37.00	11/16/18	25	—
iShares Russell 2000 ETF	Put	160.00	10/19/18	25	(1)
iShares Russell 2000 ETF	Put	155.00	10/19/18	35	—
iShares Russell 2000 ETF	Put	152.50	11/02/18	20	(1)
Mattel Inc.	Put	10.00	01/18/19	55	(1)
NXP Semiconductors NV	Call	125.00	01/18/19	22	—
NXP Semiconductors NV	Put	100.00	01/18/19	22	(34)
PG&E Corp.	Call	60.00	01/18/19	13	—
SPDR S&P 500 ETF Trust	Put	280.00	10/19/18	60	(2)
SPDR S&P 500 ETF Trust	Put	260.00	10/19/18	25	—
VMware Inc.	Call	150.00	10/19/18	14	(11)
					(56)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BNP	10/04/18	EUR	6,529	7,582	(91)
EUR/USD	CIT	10/04/18	EUR	3,000	3,484	(30)
EUR/USD	DUB	10/04/18	EUR	33,549	38,959	(475)
EUR/USD	JPM	10/04/18	EUR	2,100	2,439	(6)
EUR/USD	MSC	10/04/18	EUR	1,858	2,158	(19)
EUR/USD	UBS	10/04/18	EUR	626	727	(9)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	CIT	11/05/18	EUR	3,000	3,493	(41)
EUR/USD	JPM	11/05/18	EUR	2,100	2,445	(29)
EUR/USD	MSC	11/05/18	EUR	1,858	2,163	(25)
GBP/USD	CIT	10/04/18	GBP	3,708	4,833	(54)
GBP/USD	MSC	10/04/18	GBP	1,288	1,678	—
GBP/USD	MSC	11/05/18	GBP	1,272	1,660	(18)
USD/EUR	BNP	10/04/18	EUR	(6,529)	(7,582)	68
USD/EUR	CIT	10/04/18	EUR	(3,000)	(3,484)	42
USD/EUR	DUB	10/04/18	EUR	(33,549)	(38,959)	351
USD/EUR	GSC	10/04/18	EUR	(126)	(146)	2
USD/EUR	JPM	10/04/18	EUR	(2,100)	(2,439)	29
USD/EUR	MSC	10/04/18	EUR	(1,858)	(2,158)	25
USD/EUR	BNP	11/05/18	EUR	(6,529)	(7,601)	91
USD/EUR	DUB	11/05/18	EUR	(33,549)	(39,059)	469
USD/EUR	MSC	11/05/18	EUR	(292)	(340)	—
USD/GBP	CIT	10/04/18	GBP	(3,708)	(4,833)	(3)
USD/GBP	MSC	10/04/18	GBP	(1,274)	(1,660)	18
USD/GBP	BCL	11/05/18	GBP	(125)	(163)	—
USD/GBP	CIT	11/05/18	GBP	(3,708)	(4,841)	53
					(41,644)	348

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
AK Steel Corp., 7.00%, 03/15/27 (Q)	GSC	N/A	5.00	06/20/23	125	(7)	(2)	(5)
AK Steel Corp., 7.00%, 03/15/27 (Q)	GSC	N/A	5.00	06/20/23	125	(7)	(2)	(5)
AK Steel Corp., 7.00%, 03/15/27 (Q)	JPM	N/A	5.00	06/20/23	115	(6)	(3)	(3)
Altice Luxembourg SA, 7.25%, 05/15/22 (Q)	CCI	N/A	5.00	12/20/23	209	13	19	(6)
Anglo American Capital Plc, 4.13%, 04/15/21 (Q)	BCL	N/A	5.00	12/20/23	244	(44)	(41)	(3)
Anheuser-Busch InBev SA/NV, 2.25%, 09/24/20 (Q)	BNP	N/A	1.00	12/20/23	128	(2)	(2)	—
Anheuser-Busch InBev SA/NV, 2.25%, 09/24/20 (Q)	CCI	N/A	1.00	12/20/23	151	(3)	(2)	(1)
Anheuser-Busch InBev SA/NV, 2.25%, 09/24/20 (Q)	JPM	N/A	1.00	12/20/23	186	(4)	(3)	(1)
ArcelorMittal SA, 2.88%, 07/06/20 (Q)	GSC	N/A	5.00	12/20/23	116	(21)	(20)	(1)
Autostrade per l'Italia, 5.88%, 06/09/24 (Q)	GSC	N/A	1.00	06/20/19	12	—	—	—
Banco Bilbao Vizcaya Argentaria SA, 4.38%, 10/20/19 (Q)	CCI	N/A	1.00	06/20/23	174	8	9	(1)
Bayer AG, 1.88%, 01/25/21 (Q)	BCL	N/A	1.00	12/20/23	381	(6)	(7)	1
BMW Finance NV, 0.13%, 01/12/21 (Q)	BCL	N/A	1.00	12/20/23	639	(10)	(13)	3
Boston Scientific Corp., 2.65%, 10/01/18 (Q)	JPM	N/A	1.00	06/20/20	1,250	(20)	(31)	11
Cable & Wireless International Finance NV, 8.63%, 03/25/19 (Q)	GSC	N/A	5.00	06/20/23	116	(19)	(19)	—
Capital One Financial Corp., 4.75%, 07/15/21 (Q)	CCI	N/A	1.00	06/20/22	1,500	(27)	(15)	(12)
Cardinal Health Inc., 1.90%, 06/15/17 (Q)	BCL	N/A	1.00	12/20/18	640	(2)	(20)	18
Citigroup Inc., 2.88%, 07/24/23 (Q)	GSC	N/A	1.00	12/20/23	585	(14)	(13)	(1)
CMA CGM SA, 7.75%, 01/15/21 (Q)	MSC	N/A	5.00	12/20/22	12	—	(1)	1
CMA CGM SA, 7.75%, 01/15/21 (Q)	CCI	N/A	5.00	06/20/23	58	3	4	(1)
CMA CGM SA, 7.75%, 01/15/21 (Q)	CSI	N/A	5.00	06/20/23	116	5	8	(3)
Constellium NV, 4.63%, 05/15/21 (Q)	CCI	N/A	5.00	12/20/21	186	(24)	(23)	(1)
Constellium NV, 4.63%, 05/15/21 (Q)	GSC	N/A	5.00	12/20/21	58	(8)	(8)	—
CSC Holdings LLC, 10.88%, 10/15/25 (Q)	GSC	N/A	5.00	06/20/23	200	(25)	(16)	(9)
CSC Holdings LLC, 10.88%, 10/15/25 (Q)	JPM	N/A	5.00	06/20/23	200	(25)	(17)	(8)
Daimler AG, 0.63%, 03/05/20 (Q)	BNP	N/A	1.00	12/20/23	605	(2)	(5)	3
Daimler AG, 0.63%, 03/05/20 (Q)	CCI	N/A	1.00	12/20/23	57	—	—	—
Dell Inc., 7.10%, 04/15/28 (Q)	GSC	N/A	1.00	12/20/18	250	(1)	5	(6)
Deutsche Lufthansa AG, 1.13%, 09/12/19 (Q)	BNP	N/A	1.00	12/20/23	383	(3)	(3)	—
Enel SpA, 5.25%, 05/20/24 (Q)	BOA	N/A	1.00	12/20/23	615	(1)	—	(1)
Ford Motor Co., 4.35%, 12/08/26 (Q)	JPM	N/A	5.00	12/20/23	300	(46)	(45)	(1)
Frontier Communications Corp., 9.00%, 08/15/31 (Q)	BCL	N/A	5.00	12/20/21	115	18	25	(7)
Frontier Communications Corp., 9.00%, 08/15/31 (Q)	JPM	N/A	5.00	12/20/21	75	12	16	(4)
Hertz Corp., 5.88%, 10/15/20 (Q)	GSC	N/A	5.00	12/20/23	140	19	20	(1)
HP Inc., 4.65%, 12/09/21 (Q)	GSC	N/A	1.00	06/20/21	250	(5)	(6)	1
Iceland Bondco Plc, 6.75%, 07/15/24 (Q)	BCL	N/A	5.00	06/20/23	116	(8)	(6)	(2)
International Business Machines Corp., 5.70%, 09/14/17 (Q)	GSC	N/A	1.00	12/20/18	1,620	(4)	(49)	45
International Game Technology Plc, 4.75%, 02/15/23 (Q)	BOA	N/A	5.00	12/20/23	116	(15)	(17)	2
International Game Technology Plc, 4.75%, 02/15/23 (Q)	JPM	N/A	5.00	12/20/23	116	(16)	(16)	—
Intesa Sanpaolo SpA, 02/24/16 (Q)	JPM	N/A	1.00	06/20/23	116	12	11	1
Intesa Sanpaolo SpA, 02/24/16 (Q)	JPM	N/A	1.00	06/20/23	232	24	22	2
Intesa Sanpaolo SpA, 02/24/16 (Q)	JPM	N/A	1.00	06/20/23	116	12	11	1
ITV Plc, 2.13%, 09/21/22 (Q)	BNP	N/A	5.00	12/20/23	151	(28)	(29)	1
ITV Plc, 2.13%, 09/21/22 (Q)	JPM	N/A	5.00	12/20/23	151	(28)	(30)	2
Lanxess AG, 0.25%, 10/07/21 (Q)	BOA	N/A	1.00	12/20/23	418	(7)	(7)	—
Loews Corp., 6.00%, 02/01/35 (Q)	CGM	N/A	1.00	06/20/21	850	(20)	(26)	6
Marks & Spencer Plc, 6.13%, 12/02/19 (Q)	BCL	N/A	1.00	12/20/23	322	7	8	(1)
Marks & Spencer Plc, 6.13%, 12/02/19 (Q)	BNP	N/A	1.00	12/20/23	104	2	3	(1)
Marks & Spencer Plc, 6.13%, 12/02/19 (Q)	CCI	N/A	1.00	12/20/23	186	4	6	(2)
Mattel Inc., 2.35%, 08/15/21 (Q)	JPM	N/A	1.00	06/20/20	200	(1)	1	(2)
Mattel Inc., 2.35%, 08/15/21 (Q)	JPM	N/A	1.00	06/20/20	200	(1)	1	(2)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Matterhorn Telecom SA, 4.88%, 05/01/23 (Q)	CSI	N/A	5.00	06/20/23	46	(8)	(6)	(2)
Microsoft Corp., 4.50%, 10/01/40 (Q)	CSI	N/A	1.00	12/20/18	1,279	(4)	(38)	34
Microsoft Corp., 4.50%, 10/01/40 (Q)	GSC	N/A	1.00	12/20/18	341	(1)	(10)	9
Next Plc, 5.38%, 10/26/21 (Q)	BCL	N/A	1.00	12/20/23	697	—	6	(6)
Next Plc, 5.38%, 10/26/21 (Q)	CCI	N/A	1.00	12/20/23	186	—	2	(2)
Next Plc, 5.38%, 10/26/21 (Q)	GSC	N/A	1.00	12/20/23	104	—	1	(1)
Novafives SAS, 5.00%, 06/15/25 (Q)	CCI	N/A	5.00	06/20/23	116	(6)	(7)	1
OI European Group BV, 3.13%, 11/15/24 (Q)	BNP	N/A	5.00	12/20/23	116	(21)	(21)	—
People's Republic of China, 7.50%, 10/28/27 (Q)	CCI	N/A	1.00	12/20/23	420	(9)	(8)	(1)
Peugeot SA, 2.38%, 04/14/23 (Q)	GSC	N/A	5.00	12/20/23	464	(89)	(90)	1
Raytheon Co., 7.20%, 08/15/27 (Q)	GSC	N/A	1.00	03/20/20	970	(13)	(39)	26
Raytheon Co., 7.20%, 08/15/27 (Q)	GSC	N/A	1.00	03/20/20	967	(13)	(39)	26
Republic of Colombia, 10.38%, 01/28/33 (Q)	JPM	N/A	1.00	06/20/21	200	(2)	11	(13)
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Q)	JPM	N/A	1.00	06/20/22	250	(5)	(1)	(4)
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Q)	CCI	N/A	1.00	12/20/23	500	(9)	(9)	—
Smurfit Kappa Group Plc, 3.25%, 06/01/21 (Q)	CSI	N/A	5.00	06/20/23	116	(23)	(22)	(1)
Smurfit Kappa Group Plc, 3.25%, 06/01/21 (Q)	CSI	N/A	5.00	06/20/23	116	(23)	(23)	—
Smurfit Kappa Group Plc, 3.25%, 06/01/21 (Q)	GSC	N/A	5.00	06/20/23	116	(23)	(22)	(1)
Softbank Group Corp., 1.69%, 11/27/20 (Q)	GSC	N/A	1.00	12/20/23	453	19	25	(6)
Solvay SA, 1.63%, 12/02/22 (Q)	BCL	N/A	1.00	12/20/23	348	(8)	(7)	(1)
Sony Corp., 1.57%, 06/19/15 (Q)	JPM	N/A	1.00	03/20/19	1,254	(6)	91	(97)
Southwest Airlines Co., 5.13%, 03/01/17 (Q)	CSI	N/A	1.00	12/20/19	580	(6)	(10)	4
Standard Chartered Plc, 5.70%, 01/25/22 (Q)	CCI	N/A	1.00	06/20/23	174	6	7	(1)
Staples Inc., 4.38%, 01/12/23 (Q)	BCL	N/A	5.00	12/20/22	302	(10)	13	(23)
Staples Inc., 4.38%, 01/12/23 (Q)	JPM	N/A	5.00	12/20/22	173	(5)	8	(13)
Staples Inc., 8.50%, 09/15/25 (Q)	JPM	N/A	5.00	06/20/21	200	(16)	(6)	(10)
Stena AB, 7.00%, 02/01/24 (Q)	GSC	N/A	5.00	06/20/21	70	(4)	(3)	(1)
Stena AB, 7.00%, 02/01/24 (Q)	CCI	N/A	5.00	12/20/23	162	3	5	(2)
Stena AB, 7.00%, 02/01/24 (Q)	CSI	N/A	5.00	12/20/23	186	2	5	(3)
Tenet Healthcare Corp., 6.88%, 11/15/31 (Q)	JPM	N/A	5.00	12/20/23	140	(5)	(5)	—
Unicredit SpA, 4.70%, 06/14/17 (Q)	CCI	N/A	1.00	12/20/23	290	34	31	3
United Mexican States, 5.95%, 03/19/19 (Q)	CSI	N/A	1.00	06/20/21	350	(3)	10	(13)
United States Steel Corp., 6.65%, 06/01/37 (Q)	GSC	N/A	5.00	06/20/23	115	(15)	(14)	(1)
United States Steel Corp., 6.65%, 06/01/37 (Q)	JPM	N/A	5.00	06/20/23	200	(26)	(23)	(3)
Unitymedia Hessen Gmbh & Co., 6.13%, 01/15/25 (Q)	CSI	N/A	5.00	12/20/22	116	(22)	(22)	—
Unitymedia Hessen Gmbh & Co., 6.13%, 01/15/25 (Q)	BCL	N/A	5.00	06/20/23	58	(12)	(12)	—
Unitymedia Hessen Gmbh & Co., 6.13%, 01/15/25 (Q)	CSI	N/A	5.00	06/20/23	221	(44)	(49)	5
Unitymedia Hessen Gmbh & Co., 6.13%, 01/15/25 (Q)	JPM	N/A	5.00	06/20/23	116	(23)	(23)	—
UPC Holding BV, 5.50%, 01/15/28 (Q)	CCI	N/A	5.00	06/20/23	81	(14)	(13)	(1)
UPC Holding BV, 5.50%, 01/15/28 (Q)	CSI	N/A	5.00	06/20/23	116	(20)	(18)	(2)
UPC Holding BV, 5.50%, 01/15/28 (Q)	GSC	N/A	5.00	06/20/23	58	(10)	(9)	(1)
Valeo SA, 3.25%, 01/22/24 (Q)	GSC	N/A	1.00	12/20/23	302	1	—	1
Volkswagen International Finance NV, 0.50%, 03/30/21 (Q)	CCI	N/A	1.00	12/20/23	104	—	—	—
					28,503	(754)	(662)	(92)
Credit default swap agreements - sell protection[4]
Adler Real Estate AG, 1.50%, 12/06/21 (Q)	CSI	1.68	5.00	06/20/23	(157)	24	29	(5)
Advanced Micro Devices Inc., 7.00%, 07/01/24 (Q)	GSC	0.63	5.00	12/20/22	(120)	21	15	6
Advanced Micro Devices Inc., 7.00%, 07/01/24 (Q)	GSC	0.63	5.00	12/20/22	(75)	13	9	4
Advanced Micro Devices Inc., 7.50%, 08/15/22 (Q)	BCL	0.80	5.00	06/20/23	(120)	22	15	7
Advanced Micro Devices Inc., 7.50%, 08/15/22 (Q)	JPM	0.80	5.00	06/20/23	(200)	37	24	13
Advanced Micro Devices Inc., 7.50%, 08/15/22 (Q)	JPM	0.80	5.00	06/20/23	(120)	22	15	7
Advanced Micro Devices Inc., 7.50%, 08/15/22 (Q)	JPM	0.80	5.00	06/20/23	(75)	14	10	4
Altice France SA, 5.63%, 05/15/24 (Q)	BCL	3.02	5.00	06/20/23	(151)	13	11	2
Boparan Finance Plc, 4.38%, 07/15/21 (Q)	BCL	7.00	5.00	06/20/23	(81)	(2)	(7)	5
Boparan Finance Plc, 4.38%, 07/15/21 (Q)	CCI	5.55	5.00	06/20/23	(116)	(3)	(8)	5
Boparan Finance Plc, 4.38%, 07/15/21 (Q)	CSI	5.55	5.00	06/20/23	(116)	(3)	(9)	6
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	BCL	4.70	1.00	06/20/23	(10)	(1)	(1)	—
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	BNP	4.70	1.00	06/20/23	(81)	(12)	(7)	(5)
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	BNP	4.70	1.00	06/20/23	(81)	(12)	(7)	(5)
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	BNP	4.70	1.00	06/20/23	(81)	(13)	(11)	(2)
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	BNP	4.70	1.00	06/20/23	(23)	(3)	(3)	—
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	BOA	4.70	1.00	06/20/23	(29)	(4)	(4)	—
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	CCI	4.70	1.00	06/20/23	(116)	(17)	(13)	(4)
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	CCI	4.70	1.00	06/20/23	(71)	(11)	(8)	(3)
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	CCI	4.70	1.00	06/20/23	(56)	(8)	(7)	(1)
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	CCI	4.70	1.00	06/20/23	(116)	(18)	(15)	(3)
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	GSC	4.70	1.00	06/20/23	(81)	(12)	(7)	(5)
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	JPM	4.70	1.00	06/20/23	(34)	(5)	(4)	(1)
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	JPM	4.70	1.00	06/20/23	(56)	(8)	(7)	(1)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	JPM	4.70	1.00	06/20/23	(23)	(4)	(3)	(1)
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	JPM	4.70	1.00	06/20/23	(81)	(12)	(7)	(5)
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	JPM	4.70	1.00	06/20/23	(81)	(12)	(13)	1
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	JPM	4.70	1.00	06/20/23	(58)	(9)	(7)	(2)
Casino Guichard Perrachon SA, 4.41%, 08/06/19 (Q)	MSC	4.70	1.00	06/20/23	(186)	(28)	(24)	(4)
Chesapeake Energy Corp., 6.63%, 08/15/20 (Q)	GSC	4.35	5.00	12/20/23	(85)	3	—	3
Chesapeake Energy Corp., 6.63%, 08/15/20 (Q)	JPM	3.93	5.00	06/20/23	(200)	9	1	8
Chesapeake Energy Corp., 6.63%, 08/15/20 (Q)	JPM	4.35	5.00	12/20/23	(140)	4	(1)	5
Chesapeake Energy Corp., 6.63%, 08/15/20 (Q)	MSC	4.35	5.00	12/20/23	(140)	4	(1)	5
Commerzbank AG (Q)	GSC	1.53	1.00	12/20/22	(174)	(4)	(6)	2
Constellium NV, 4.63%, 05/15/21 (Q)	CCI	2.54	5.00	12/20/24	(186)	26	20	6
Constellium NV, 4.63%, 05/15/21 (Q)	GSC	2.54	5.00	12/20/24	(139)	20	20	—
Freeport-McMoRan Inc., 3.55%, 03/01/22 (Q)	BCL	1.72	1.00	12/20/23	(85)	(3)	(4)	1
Freeport-McMoRan Inc., 3.55%, 03/01/22 (Q)	GSC	1.53	1.00	06/20/23	(140)	(3)	(4)	1
Freeport-McMoRan Inc., 3.55%, 03/01/22 (Q)	JPM	1.72	1.00	12/20/23	(140)	(5)	(7)	2
Freeport-McMoRan Inc., 3.55%, 03/01/22 (Q)	JPM	1.53	1.00	06/20/23	(140)	(4)	(5)	1
Garfunkelux Holdco 2 SA, 11.00%, 11/01/23 (Q)	CSI	4.68	5.00	06/20/23	(87)	2	—	2
Garfunkelux Holdco 2 SA, 11.00%, 11/01/23 (Q)	MSC	4.68	5.00	06/20/23	(81)	1	(1)	2
HCA Inc., 7.50%, 02/15/22 (Q)	BCL	0.88	5.00	06/20/23	(115)	21	18	3
HCA Inc., 7.50%, 02/15/22 (Q)	GSC	0.88	5.00	06/20/23	(200)	36	32	4
HCA Inc., 7.50%, 02/15/22 (Q)	GSC	0.88	5.00	06/20/23	(200)	36	31	5
Intrum Justitia AB, 3.13%, 07/15/24 (Q)	CCI	3.62	5.00	06/20/23	(64)	4	3	1
Intrum Justitia AB, 3.13%, 07/15/24 (Q)	CSI	3.26	5.00	12/20/22	(81)	6	12	(6)
Intrum Justitia AB, 3.13%, 07/15/24 (Q)	CSI	3.26	5.00	12/20/22	(93)	6	15	(9)
Intrum Justitia AB, 3.13%, 07/15/24 (Q)	MSC	3.26	5.00	12/20/22	(267)	19	44	(25)
iTraxx Europe Senior Series 28 (Q)	CCI	N/A	1.00	12/20/22	(1,521)	26	36	(10)
Scandinavian Airlines (Q)	GSC	0.85	5.00	06/20/19	(337)	10	(27)	37
Sprint Capital Corp., 6.88%, 11/15/28 (Q)	GSC	2.25	5.00	06/20/23	(200)	24	20	4
Sprint Communications, 7.00%, 08/15/20 (Q)	BCL	2.25	5.00	06/20/23	(200)	24	18	6
Sprint Communications, 7.00%, 08/15/20 (Q)	JPM	2.25	5.00	06/20/23	(200)	24	20	4
TDC A/S, 3.75%, 03/02/22 (Q)	BNP	1.54	1.00	06/20/23	(174)	(5)	(7)	2
Teck Resources Ltd., 3.75%, 02/01/23 (Q)	GSC	1.06	5.00	06/20/23	(85)	15	15	—
Teck Resources Ltd., 3.75%, 02/01/23 (Q)	JPM	1.06	5.00	06/20/23	(140)	24	23	1
Teck Resources Ltd., 3.75%, 02/01/23 (Q)	JPM	1.06	5.00	06/20/23	(200)	35	31	4
Tesco Plc, 6.00%, 12/14/29 (Q)	CCI	1.12	1.00	06/20/23	(174)	1	(1)	2
Thomas Cook Group Plc, 6.25%, 06/15/22 (Q)	BCL	2.98	5.00	06/20/23	(47)	5	6	(1)
Thomas Cook Group Plc, 6.25%, 06/15/22 (Q)	CCI	2.98	5.00	06/20/23	(151)	14	17	(3)
Thomas Cook Group Plc, 6.25%, 06/15/22 (Q)	GSC	2.98	5.00	06/20/23	(116)	10	13	(3)
Thomas Cook Group Plc, 6.25%, 06/15/22 (Q)	GSC	2.98	5.00	06/20/23	(46)	4	5	(1)
Thomas Cook Group Plc, 6.25%, 06/15/22 (Q)	GSC	2.98	5.00	06/20/23	(70)	6	8	(2)
T-Mobile USA Inc., 4.00%, 04/15/22 (Q)	BCL	1.35	5.00	06/20/23	(125)	20	14	6
T-Mobile USA Inc., 4.00%, 04/15/22 (Q)	GSC	1.53	5.00	12/20/23	(125)	21	15	6
T-Mobile USA Inc., 4.00%, 04/15/22 (Q)	JPM	1.35	5.00	06/20/23	(200)	32	27	5
United Rentals North America Inc., 5.75%, 11/15/24 (Q)	GSC	1.18	5.00	06/20/23	(125)	21	22	(1)
United Rentals North America Inc., 5.75%, 11/15/24 (Q)	JPM	1.18	5.00	06/20/23	(125)	21	19	2
United Rentals North America Inc., 5.75%, 11/15/24 (Q)	JPM	1.18	5.00	06/20/23	(140)	24	22	2
United Rentals North America Inc., 5.75%, 11/15/24 (Q)	JPM	1.18	5.00	06/20/23	(200)	33	31	2
United Rentals North America Inc., 5.75%, 11/15/24 (Q)	JPM	1.18	5.00	06/20/23	(125)	21	20	1
Unnim Banc SA, 5.50%, 02/21/17 (Q)	BCL	0.68	1.00	06/20/23	(290)	4	3	1
Unnim Banc SA, 5.50%, 02/21/17 (Q)	CCI	0.68	1.00	06/20/23	(348)	6	4	2
Virgin Media Finance Plc, 6.38%, 10/15/24 (Q)	CSI	2.40	5.00	06/20/25	(151)	24	23	1
Virgin Media Finance Plc, 6.38%, 10/15/24 (Q)	GSC	1.66	5.00	06/20/23	(23)	4	3	1
Wind Acquisition Finance SA, 7.00%, 04/23/21 (Q)	CSI	0.81	5.00	12/20/22	(93)	17	17	—
Wind Acquisition Finance SA, 7.00%, 04/23/21 (Q)	GSC	0.81	5.00	12/20/22	(116)	21	20	1
Wind Acquisition Finance SA, 7.00%, 04/23/21 (Q)	GSC	0.81	5.00	12/20/22	(46)	8	8	—
					(11,245)	641	548	93

OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)

Altice NV (E)	MLP	EURIBOR +0.30%	TBD	58	EUR	123	15
American Tower Corp. (M)	MLP	1W LIBOR +0.00%	TBD	(1)		(190)	2
Aroundtown Property Holings Plc (E)	MLP	EURIBOR +0.30%	TBD	11	EUR	85	(2)
Barclays Plc (M)	MLP	1W GBP LIBOR -0.25%	TBD	(23)	GBP	(39)	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

BNP Paribas (E)	MLP	EURIBOR +0.30%	TBD	4	EUR	200	4
OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Caixabank SA (E)	MLP	EURIBOR +0.30%	TBD	12	EUR	51	(3)
Chesapeake Energy Corp. (M)	MLP	1W LIBOR +0.00%	TBD	(4)		(18)	(1)
Credit Agricole SA (E)	MLP	EURIBOR +0.30%	TBD	4	EUR	44	—
Crown Castle International Corp. (M)	MLP	1W LIBOR +0.00%	TBD	(2)		(192)	1
Discovery Communications Inc. (M)	MLP	1W LIBOR +0.00%	TBD	(4)		(114)	—
Erste Group Bank AG (E)	MLP	EURIBOR +0.30%	TBD	1	EUR	44	(2)
Eurobank Ergasias SA (E)	MLP	EURIBOR +1.00%	TBD	35	EUR	22	1
Europcar Groupe SA (E)	MLP	EURIBOR +0.30%	TBD	8	EUR	65	1
First Quantum Minerals Ltd. (M)	MLP	Canada 1M Bankers' Acceptances Rate +0.00%	TBD	(11)	CAD	(161)	4
Ford Motor Co. (M)	MLP	1W LIBOR +0.00%	TBD	(5)		(45)	1
General Electric Co. (M)	MLP	1W LIBOR +0.00%	TBD	(4)		(56)	6
Groupe Casino (M)	MLP	EURIBOR +2.00%	TBD	(1)	EUR	(51)	(1)
iShares iBoxx USD High Yield Corporate Bond ETF (M)	MLP	1W LIBOR +0.00%	TBD	(2)		(193)	—
iShares JPMorgan USD Emerging Markets Bond ETF (M)	MLP	1W LIBOR +0.00%	TBD	(3)		(327)	(4)
iShares Russell 2000 ETF (M)	MLP	1W LIBOR +0.00%	TBD	(1)		(221)	1
KBC Groep NV (E)	MLP	EURIBOR +0.30%	TBD	1	EUR	44	(1)
Kellogg Co. (M)	MLP	1W LIBOR +0.00%	TBD	(2)		(159)	10
Mattel Inc. (M)	MLP	1W LIBOR +0.00%	TBD	(4)		(70)	2
National Bank of Greece SA (E)	MLP	EURIBOR +1.00%	TBD	9	EUR	17	—
SPDR S&P 500 ETF Trust (M)	MLP	1W LIBOR +0.00%	TBD	(1)		(291)	(1)
SPDR S&P Oil & Gas Exploration & Production ETF (M)	MLP	1W LIBOR +0.00%	TBD	(5)		(210)	(7)
Splunk Inc. (M)	MLP	1W LIBOR +0.00%	TBD	(0)		(29)	(2)
Tele Columbus AG (E)	MLP	EURIBOR +0.30%	TBD	11	EUR	28	(3)
Teva Pharmaceutical Industries Ltd. (M)	MLP	1W LIBOR +0.00%	TBD	(1)		(16)	—
Unione di Banche Italiane SpA (M)	MLP	EURIBOR -1.50%	TBD	(23)	EUR	(86)	7
Utilities Select Sector SPDR Fund (M)	MLP	1W LIBOR +0.00%	TBD	(3)		(137)	4
Valeant Pharmaceuticals International Inc. (M)	MLP	1W LIBOR +0.00%	TBD	(6)		(125)	(17)
Vodafone Group Plc (E)	MLP	1W GBP LIBOR +0.25%	TBD	42	GBP	71	(2)
Western Digital Corp. (M)	MLP	1W LIBOR +0.00%	TBD	(0)		(16)	—
							13

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - paying return
INVESTMENT COMPANIES
iBoxx EUR Liquid High Yield Index (Q)	JPM	3M EURIBOR +0.00%	12/20/18	EUR	(1,320)	(1)	(1)
iBoxx EUR Liquid High Yield Index (Q)	MLP	3M EURIBOR +0.00%	12/20/18	EUR	(660)	—	(2)
						(1)	(3)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.5%
Communication Services 4.2%
Alaska Communications Systems Group Inc. (a)	2	4
AMC Networks Inc. - Class A (a) (b)	2	115
ATN International Inc.	1	85
Boingo Wireless Inc. (a)	3	104
Cable One Inc.	—	111
Cambium Learning Group Inc. (a)	3	30
Care.com Inc. (a)	1	13
Cars.com Inc. (a)	2	62
Central European Media Entertainment Ltd. - Class A (a) (b)	12	43
Cincinnati Bell Inc. (a)	3	41
Cinemark Holdings Inc. (b)	3	100
Clear Channel Outdoor Holdings Inc. - Class A	2	14
Cogent Communications Group Inc.	2	113
comScore Inc. (a)	1	21
Consolidated Communications Holdings Inc. (b)	6	72
Daily Journal Corp. (a) (b)	—	12
Emerald Expositions Events Inc.	1	10
Entercom Communications Corp. - Class A	2	12
Entravision Communications Corp. - Class A	4	19
EW Scripps Co. - Class A	3	52
Fluent Inc. (a) (b)	3	7
Frontier Communications Corp. (b)	1	9
Gannett Co. Inc.	7	73
GCI Liberty Inc. - Class A (a)	1	32
Global Eagle Entertainment Inc. (a) (b)	2	6
Glu Mobile Inc. (a)	9	64
Graham Holdings Co.	—	110
Gray Television Inc. (a)	6	107
Hemisphere Media Group Inc. - Class A (a)	2	24
Houghton Mifflin Harcourt Co. (a)	4	31
IDT Corp. - Class B	2	8
IMAX Corp. (a)	2	58
Infinera Corp. (a)	4	30
Intelsat SA (a) (b)	5	138
Iridium Communications Inc. (a)	8	172
John Wiley & Sons Inc. - Class A	2	126
Liberty TripAdvisor Holdings Inc. - Class A (a)	6	96
Marcus Corp.	1	58
Meet Group Inc. (a)	4	17
Meredith Corp. (b)	2	86
MSG Networks Inc. - Class A (a)	2	61
National CineMedia Inc.	4	44
New Media Investment Group Inc.	2	30
New York Times Co. - Class A (b)	7	172
NexStar Media Group Inc. - Class A	2	179
ORBCOMM Inc. (a)	4	44
pdvWireless Inc. (a) (b)	1	18
QuinStreet Inc. (a)	2	33
Reading International Inc. - Class A (a)	1	23
Rosetta Stone Inc. (a)	—	8
Saga Communications Inc. - Class A	—	10
Scholastic Corp.	1	68
Shenandoah Telecommunications Co.	2	95
Sinclair Broadcast Group Inc. - Class A	3	76
Spok Holdings Inc.	1	16
TechTarget Inc. (a)	2	34
Tegna Inc.	9	103
Telephone & Data Systems Inc.	4	124
Townsquare Media Inc. - Class A	1	9
Travelzoo Inc. (a)	1	7
Tronc Inc. (a)	2	28
TrueCar Inc. (a)	3	42
US Cellular Corp. (a)	1	64
Vonage Holdings Corp. (a)	10	148
World Wrestling Entertainment Inc. - Class A	2	149
XO Group Inc. (a)	1	45
Yelp Inc. - Class A (a) (b)	4	189
Zedge Inc. - Class B (a)	1	2
Zynga Inc. - Class A (a)	36	144
		4,250
	Shares/Par[1]	Value ($)
Consumer Discretionary 14.6%
1-800-Flowers.com Inc. - Class A (a)	4	47
Aaron's Inc.	3	149
Abercrombie & Fitch Co. - Class A	3	74
Acushnet Holdings Corp.	3	69
Adient Plc (b)	2	85
Adtalem Global Education Inc. (a)	2	115
American Axle & Manufacturing Holdings Inc. (a)	6	100
American Eagle Outfitters Inc.	8	187
American Outdoor Brands Corp. (a)	4	64
American Public Education Inc. (a)	2	67
America's Car-Mart Inc. (a)	1	42
Ark Restaurants Corp.	1	13
Asbury Automotive Group Inc. (a)	1	80
Ascena Retail Group Inc. (a)	11	50
Ascent Capital Group Inc. - Class A (a)	1	1
At Home Group Inc. (a)	2	69
AutoNation Inc. (a)	4	153
AV Homes Inc. (a)	1	12
Barnes & Noble Education Inc. (a)	3	14
Barnes & Noble Inc. (b)	6	36
Bassett Furniture Industries Inc.	1	18
BBX Capital Corp. - Class A	5	34
Bed Bath & Beyond Inc.	5	70
Belmond Ltd. - Class A (a)	4	81
Big 5 Sporting Goods Corp. (b)	3	14
Big Lots Inc.	2	84
Biglari Holdings Inc. - Class A (a)	—	8
Biglari Holdings Inc. - Class B (a)	—	17
BJ's Restaurants Inc.	2	108
Bloomin' Brands Inc.	4	70
Bojangles' Inc. (a)	3	40
Boot Barn Holdings Inc. (a)	2	43
Bridgepoint Education Inc. (a)	1	14
Brinker International Inc. (b)	2	99
Build-A-Bear Workshop Inc. (a)	1	11
Caleres Inc.	2	82
Callaway Golf Co.	3	79
Camping World Holdings Inc. - Class A (b)	1	24
Career Education Corp. (a)	5	71
Carriage Services Inc.	1	29
Carrol's Restaurant Group Inc. (a)	2	32
Cato Corp. - Class A	—	10
Cavco Industries Inc. (a)	—	80
Century Casinos Inc. (a)	1	10
Century Communities Inc. (a)	1	36
Cheesecake Factory Inc. (b)	2	105
Chegg Inc. (a)	2	54
Chico's FAS Inc.	8	71
Childrens Place Retail Stores Inc.	1	90
Choice Hotels International Inc.	1	111
Churchill Downs Inc.	—	127
Chuy's Holdings Inc. (a)	1	28
Citi Trends Inc.	1	24
Collectors Universe Inc.	1	9
Cooper Tire & Rubber Co. (b)	3	92
Cooper-Standard Holding Inc. (a)	1	105
Core-Mark Holding Co. Inc.	2	64
Cracker Barrel Old Country Store Inc. (b)	1	81
Crocs Inc. (a)	5	105
CSS Industries Inc.	1	16
Culp Inc.	1	31
Dana Holding Corp.	5	93
Dave & Buster's Entertainment Inc.	2	146
Deckers Outdoor Corp. (a)	1	162
Del Frisco's Restaurant Group Inc. (a)	2	15
Del Taco Restaurants Inc. (a)	3	31
Delphi Technologies Plc	2	64
Delta Apparel Inc. (a)	1	18
Denny's Corp. (a)	5	69
Destination XL Group Inc. (a) (b)	6	16
Dick's Sporting Goods Inc. (b)	3	114
Dillard's Inc. - Class A (b)	1	92
Dine Brands Global Inc.	—	23

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Dixie Group Inc. - Class A (a)	1	1
Dorman Products Inc. (a)	1	109
DSW Inc. - Class A	3	112
Duluth Holdings Inc. - Class B (a) (b)	1	38
El Pollo Loco Holdings Inc. (a)	3	33
Eldorado Resorts Inc. (a) (b)	3	136
Escalade Inc.	2	28
Ethan Allen Interiors Inc.	2	38
Express Inc. (a)	6	65
Fiesta Restaurant Group Inc. (a)	1	38
Five Below Inc. (a)	2	210
Flexsteel Industries Inc.	1	15
Floor & Decor Holdings Inc. (a)	4	112
Fossil Group Inc. (a) (b)	2	40
Fox Factory Holding Corp. (a)	2	109
Francesca's Holdings Corp. (a)	3	10
FTD Cos. Inc. (a)	1	2
Gaia Inc. - Class A (a) (b)	1	12
Genesco Inc. (a)	1	45
Gentherm Inc. (a)	2	109
G-III Apparel Group Ltd. (a)	2	112
Green Brick Partners Inc. (a)	4	39
Group 1 Automotive Inc.	1	79
Groupon Inc. - Class A (a) (b)	21	79
Guess Inc.	3	76
Habit Restaurants Inc. - Class A (a)	1	21
Hamilton Beach Brands Holding Co.	1	18
Haverty Furniture Cos. Inc.	1	32
Helen of Troy Ltd. (a)	1	148
Hibbett Sports Inc. (a)	2	30
Hilton Grand Vacations Inc. (a)	3	115
Hooker Furniture Corp.	1	27
Horizon Global Corp. (a) (b)	1	9
Hovnanian Enterprises Inc. - Class A (a)	9	14
Installed Building Products Inc. (a)	1	56
International Game Technology Plc	6	115
iRobot Corp. (a) (b)	1	153
J Alexander's Holdings Inc. (a)	1	17
Jack in the Box Inc.	1	97
Johnson Outdoors Inc. - Class A	1	57
K12 Inc. (a)	2	31
KB Home	4	88
Kirkland's Inc. (a)	3	26
Laureate Education Inc. - Class A (a)	4	55
La-Z-Boy Inc.	3	89
LCI Industries	1	80
Leaf Group Ltd. (a)	4	41
Liberty Expedia Holdings Inc. - Class A (a)	2	110
Liberty Latin America Ltd. - Class A (a)	2	43
Liberty Latin America Ltd. - Class C (a)	2	43
Liberty Tax Inc. - Class A	1	13
Lifetime Brands Inc.	2	22
Lindblad Expeditions Holdings Inc. (a)	3	39
Liquidity Services Inc. (a)	1	4
Lithia Motors Inc. - Class A (b)	1	75
M/I Homes Inc. (a)	3	60
Malibu Boats Inc. - Class A (a)	1	63
Marine Products Corp.	2	50
MarineMax Inc. (a)	2	42
Marriott Vacations Worldwide Corp.	2	213
MCBC Holdings Inc. (a)	1	39
MDC Holdings Inc.	2	70
Meritage Homes Corp. (a)	4	170
Michaels Cos. Inc. (a)	7	113
Modine Manufacturing Co. (a)	4	65
Monro Inc.	2	115
Motorcar Parts of America Inc. (a)	2	35
Movado Group Inc.	—	19
Murphy USA Inc. (a)	1	120
Nathan's Famous Inc.	1	42
National Vision Holdings Inc. (a)	3	140
Nautilus Inc. (a)	2	33
New Home Co. Inc. (a)	2	14
NutriSystem Inc.	1	36
Office Depot Inc.	38	121
	Shares/Par[1]	Value ($)
Ollie's Bargain Outlet Holdings Inc. (a)	2	168
Overstock.com Inc. (a) (b)	1	16
Oxford Industries Inc.	1	90
Papa John's International Inc. (b)	1	52
Penn National Gaming Inc. (a)	4	118
Penske Automotive Group Inc.	3	161
PetMed Express Inc. (b)	1	29
Pico Holdings Inc.	1	17
Pier 1 Imports Inc. (b)	6	9
Pinnacle Entertainment Inc. (a)	3	105
Planet Fitness Inc. - Class A (a)	3	166
Playa Hotels & Resorts NV (a)	4	42
Potbelly Corp. (a)	2	24
Quotient Technology Inc. (a)	3	47
RCI Hospitality Holdings Inc.	1	30
Red Lion Hotels Corp. (a)	1	13
Red Robin Gourmet Burgers Inc. (a)	1	42
Red Rock Resorts Inc. - Class A	3	76
Regis Corp. (a)	2	46
Rent-A-Center Inc. (a)	2	29
RH (a) (b)	—	34
Ruth's Hospitality Group Inc.	2	56
Sally Beauty Holdings Inc. (a)	4	80
Scientific Games Corp. - Class A (a)	2	41
SeaWorld Entertainment Inc. (a)	3	102
Sequential Brands Group Inc. (a) (b)	2	3
Shake Shack Inc. - Class A (a) (b)	1	80
Shiloh Industries Inc. (a)	2	27
Shoe Carnival Inc.	1	33
Shutterfly Inc. (a)	1	79
Shutterstock Inc.	2	102
Signet Jewelers Ltd.	2	151
Skyline Corp.	2	65
Sleep Number Corp. (a)	2	83
Sonic Automotive Inc. - Class A	3	54
Sonic Corp.	2	69
Sotheby's (a)	2	104
Speedway Motorsports Inc.	3	59
Sportsman's Warehouse Holdings Inc. (a) (b)	6	36
Stamps.com Inc. (a)	1	169
Standard Motor Products Inc.	2	85
Steven Madden Ltd.	3	138
Stoneridge Inc. (a)	2	54
Strategic Education Inc.	1	178
Strattec Security Corp.	1	20
Superior Industries International Inc.	1	17
Superior Uniform Group Inc.	2	47
Tailored Brands Inc. (b)	3	63
Tandy Leather Factory Inc. (a)	1	9
Taylor Morrison Home Corp. - Class A (a)	4	71
Tempur Sealy International Inc. (a)	2	87
Tenneco Inc.	2	78
Texas Roadhouse Inc.	2	129
Tile Shop Holdings Inc.	4	25
Tilly's Inc. - Class A	2	44
TopBuild Corp. (a)	1	81
Tower International Inc.	2	46
Town Sports International Holdings Inc. (a)	2	20
TravelCenters of America LLC (a)	3	14
TRI Pointe Homes Inc. (a)	6	77
Tupperware Brands Corp.	2	65
U.S. Auto Parts Network Inc. (a)	4	7
Unifi Inc. (a)	1	36
Universal Electronics Inc. (a)	1	38
Urban Outfitters Inc. (a)	2	93
Vera Bradley Inc. (a)	3	49
Vista Outdoor Inc. (a)	2	35
Visteon Corp. (a)	1	103
VOXX International Corp. - Class A (a)	2	8
Weight Watchers International Inc. (a)	1	88
Wendy's Co.	10	178
William Lyon Homes - Class A (a)	1	21
Wingstop Inc.	2	105
Winmark Corp.	1	86
Winnebago Industries Inc.	2	74

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Wolverine World Wide Inc.	4	151
Wyndham Destinations Inc.	3	115
Zagg Inc. (a)	4	62
Zumiez Inc. (a)	2	51
		14,777
Consumer Staples 4.1%
Alico Inc.	1	38
Andersons Inc.	1	45
Avon Products Inc. (a)	17	38
B&G Foods Inc. (b)	3	85
Boston Beer Co. Inc. - Class A (a)	—	107
Calavo Growers Inc. (b)	1	84
Cal-Maine Foods Inc.	2	85
Casey's General Stores Inc.	1	93
Central Garden & Pet Co. (a) (b)	1	51
Central Garden & Pet Co. - Class A (a)	2	76
Chefs' Warehouse Inc. (a)	2	68
Coca-Cola Bottling Co.	—	64
Craft Brewers Alliance Inc. (a)	1	15
Darling Ingredients Inc. (a)	8	160
Dean Foods Co.	8	60
Edgewell Personal Care Co. (a)	2	101
Energizer Holdings Inc.	2	137
Farmer Bros. Co. (a)	1	34
Flowers Foods Inc.	9	163
Hostess Brands Inc. - Class A (a)	6	68
Ingles Markets Inc. - Class A	1	39
Inter Parfums Inc.	2	108
J&J Snack Foods Corp.	1	142
John B. Sanfilippo & Son Inc.	1	49
Lancaster Colony Corp.	1	171
Landec Corp. (a)	2	28
Limoneira Co.	1	34
Medifast Inc.	1	140
MGP Ingredients Inc. (b)	1	75
Natural Alternatives International Inc. (a)	1	8
Natural Grocers by Vitamin Cottage Inc. (a)	3	53
Natural Health Trends Corp. (b)	1	21
Nu Skin Enterprises Inc. - Class A	2	126
Oil-Dri Corp. of America	1	25
Performance Food Group Co. (a)	4	145
PriceSmart Inc.	1	110
Primo Water Corp. (a)	1	19
Revlon Inc. - Class A (a) (b)	1	24
Rite Aid Corp. (a) (b)	32	41
Rocky Mountain Chocolate Factory Inc.	2	15
Sanderson Farms Inc.	1	113
Seneca Foods Corp. - Class A (a)	—	14
Simply Good Foods Co. (a)	1	23
Smart & Final Stores Inc. (a)	5	29
SpartanNash Co.	2	33
Spectrum Brands Holdings Inc.	1	104
Sprouts Farmers Market Inc. (a)	6	151
Supervalu Inc. (a)	3	108
TreeHouse Foods Inc. (a)	2	104
Turning Point Brands Inc.	1	54
United Natural Foods Inc. (a)	2	56
United-Guardian Inc.	—	2
Universal Corp.	1	49
USANA Health Sciences Inc. (a)	1	124
Vector Group Ltd. (b)	6	85
Village Super Market Inc. - Class A	1	16
WD-40 Co. (b)	1	97
Weis Markets Inc.	2	75
		4,182
Energy 6.5%
Abraxas Petroleum Corp. (a)	9	21
Adams Resources & Energy Inc.	1	34
Alta Mesa Resources Inc. - Class A (a) (b)	3	12
Apergy Corp. (a)	3	136
Arch Coal Inc. - Class A	1	93
Archrock Inc.	4	48
Basic Energy Services Inc. (a)	2	16
Bonanza Creek Energy Inc. (a)	1	30
	Shares/Par[1]	Value ($)
Bristow Group Inc. (a)	2	28
Cactus Inc. - Class A (a)	1	49
California Resources Corp. (a) (b)	1	56
Callon Petroleum Co. (a)	8	93
CARBO Ceramics Inc. (a) (b)	2	12
Carrizo Oil & Gas Inc. (a)	4	104
Chesapeake Energy Corp. (a) (b)	41	182
Clean Energy Fuels Corp. (a)	10	26
Cloud Peak Energy Inc. (a)	3	7
CNX Resources Corp. (a)	8	119
CONSOL Energy Inc. (a)	3	108
CVR Energy Inc.	2	64
Dawson Geophysical Co. (a)	2	11
Delek US Holdings Inc.	4	162
Denbury Resources Inc. (a)	19	117
DHT Holdings Inc.	11	53
Dorian LPG Ltd. (a)	4	28
Dril-Quip Inc. (a)	1	76
Earthstone Energy Inc. - Class A (a)	2	21
Eclipse Resources Corp. (a) (b)	17	21
EnLink Midstream LLC	7	121
Ensco Plc - Class A (b)	18	152
Era Group Inc. (a)	1	16
Evolution Petroleum Corp.	1	15
Exterran Corp. (a)	3	67
Extraction Oil & Gas Inc. (a) (b)	5	58
Forum Energy Technologies Inc. (a)	5	48
Frank's International NV (a)	6	49
GasLog Ltd.	3	54
Geospace Technologies Corp. (a)	1	13
Green Plains Renewable Energy Inc.	2	30
Gulf Island Fabrication Inc.	2	16
Gulfport Energy Corp. (a)	7	77
Halcon Resources Corp. (a) (b)	4	17
Helix Energy Solutions Group Inc. (a)	6	58
HighPoint Resources Corp. (a)	5	22
Hornbeck Offshore Services Inc. (a) (b)	4	26
International Seaways Inc. (a)	2	30
ION Geophysical Corp. (a)	1	18
Jagged Peak Energy Inc. (a)	1	12
Keane Group Inc. (a)	3	36
KLX Energy Services Holdings Inc. (a)	1	18
Kosmos Energy Ltd. (a)	16	147
Laredo Petroleum Holdings Inc. (a)	8	66
Lonestar Resources US Inc. - Class A (a) (b)	2	13
Matador Resources Co. (a)	5	162
Matrix Service Co. (a)	1	23
McDermott International Inc. (a)	8	144
Midstates Petroleum Co. Inc. (a)	1	8
Nabors Industries Ltd.	14	85
NACCO Industries Inc. - Class A	—	13
Natural Gas Services Group Inc. (a)	1	12
Newpark Resources Inc. (a)	4	44
Noble Corp. Plc (a)	10	74
Nordic American Offshore Ltd.	1	—
Nordic American Tankers Ltd. (b)	3	6
Northern Oil and Gas Inc. (a)	11	44
Oasis Petroleum Inc. (a)	13	183
Oceaneering International Inc. (a)	4	119
Oil States International Inc. (a)	3	85
Overseas Shipholding Group Inc. - Class A (a)	4	12
Panhandle Oil and Gas Inc. - Class A	1	25
Par Pacific Holdings Inc. (a)	3	69
Patterson-UTI Energy Inc.	9	161
PBF Energy Inc. - Class A	4	211
PDC Energy Inc. (a)	3	144
Penn Virginia Corp. (a)	1	79
Pioneer Energy Services Corp. (a)	7	20
ProPetro Holding Corp. (a) (b)	3	45
QEP Resources Inc. (a)	12	135
Range Resources Corp.	10	170
Renewable Energy Group Inc. (a)	2	66
Resolute Energy Corp. (a) (b)	1	28
REX Stores Corp. (a)	—	29
RigNet Inc. (a)	1	17

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Ring Energy Inc. (a)	2	21
Rowan Cos. Plc - Class A (a)	5	90
RPC Inc. (b)	5	71
SandRidge Energy Inc. (a)	1	16
Scorpio Tankers Inc. (b)	12	23
SEACOR Holdings Inc. (a)	1	32
SEACOR Marine Holdings Inc. (a)	1	13
Select Energy Services Inc. - Class A (a)	1	11
SemGroup Corp. - Class A	3	62
Ship Finance International Ltd. (b)	3	40
SilverBow Resources Inc. (a)	1	28
SM Energy Co.	5	152
Solaris Oilfield Infrastructure Inc. - Class A (a)	1	12
Southwestern Energy Co. (a)	24	124
SRC Energy Inc. (a)	9	81
Superior Energy Services Inc. (a)	8	74
Talos Energy Inc. (a)	2	57
Tetra Technologies Inc. (a)	11	48
Ultra Petroleum Corp. (a) (b)	6	7
Unit Corp. (a)	3	90
US Silica Holdings Inc. (b)	3	52
W&T Offshore Inc. (a)	9	84
Whiting Petroleum Corp. (a)	3	163
WildHorse Resource Development Corp. (a) (b)	3	73
World Fuel Services Corp.	3	72
		6,615
Financials 19.9%
1st Constitution Bancorp (b)	1	12
1st Source Corp.	2	84
Access National Corp.	2	45
Alarm.com Holdings Inc. (a)	2	120
Allegiance Bancshares Inc. (a)	1	26
A-Mark Precious Metals Inc.	1	10
Ambac Financial Group Inc. (a) (c) (d)	6	128
American Equity Investment Life Holding Co.	5	161
American National Bankshares Inc.	1	31
American National Insurance Co.	1	154
American River Bankshares	1	17
Ameris Bancorp	2	77
Amerisafe Inc.	1	84
AmTrust Financial Services Inc.	7	107
Appfolio Inc. - Class A (a)	1	53
Argo Group International Holdings Ltd.	1	73
Arrow Financial Corp.	2	59
Artisan Partners Asset Management Inc. - Class A	2	78
Aspen Insurance Holdings Ltd.	3	121
Associated Bancorp	1	26
Assured Guaranty Ltd.	1	31
Asta Funding Inc.	—	1
Atlantic Capital Bancshares Inc. (a)	2	32
Atlas Financial Holdings Inc. (a)	1	13
Axos Financial Inc. (a)	3	90
Banc of California Inc. (b)	2	38
BancFirst Corp.	2	112
Bancorp Inc. (a)	4	38
BancorpSouth Bank	4	136
Bank of Hawaii Corp.	2	132
Bank of Marin Bancorp	—	41
Bank of NT Butterfield & Son Ltd.	2	99
BankFinancial Corp.	2	26
BankUnited Inc.	5	164
Banner Corp.	1	78
Bar Harbor Bankshares	1	31
Beneficial Bancorp Inc.	2	42
Berkshire Hills Bancorp Inc.	2	83
Blucora Inc. (a)	4	170
Blue Capital Reinsurance Holdings Ltd.	1	8
Blue Hills Bancorp Inc.	2	41
Boston Private Financial Holdings Inc.	3	47
Bridge Bancorp Inc.	1	37
BrightSphere Investment Group Plc	5	64
Brookline Bancorp Inc.	5	75
Bryn Mawr Bank Corp.	1	41
BSB BanCorp Inc. (a)	1	35
	Shares/Par[1]	Value ($)
C&F Financial Corp.	—	24
Cadence Bancorp LLC - Class A	3	76
Camden National Corp.	1	47
Cannae Holdings Inc. (a)	4	92
Capital City Bank Group Inc.	1	29
Capitol Federal Financial Inc.	5	69
Carbonite Inc. (a)	2	81
Carolina Financial Corp.	1	38
Cathay General Bancorp	4	160
CenterState Bank Corp.	4	101
Central Pacific Financial Corp.	2	58
Central Valley Community Bancorp	1	20
Century Bancorp Inc. - Class A	—	26
Chemical Financial Corp.	3	171
Citizens & Northern Corp.	1	21
Citizens Inc. - Class A (a)	4	34
City Holdings Co.	1	83
Civista Bancshares Inc.	—	11
CNB Financial Corp.	1	40
CoBiz Financial Inc.	3	65
Cohen & Steers Inc.	2	84
Columbia Banking System Inc.	3	126
Community Bank System Inc.	2	124
Community Bankers Trust Corp. (a)	1	12
Community Trust Bancorp Inc.	1	28
ConnectOne Bancorp Inc.	1	33
Cowen Inc. - Class A (a) (b)	1	19
Crawford & Co. - Class A	3	24
Crawford & Co. - Class B	3	26
Customers Bancorp Inc. (a)	2	58
CVB Financial Corp.	5	105
Diamond Hill Investment Group Inc.	—	37
Dime Community Bancshares Inc.	2	41
Donegal Group Inc. - Class A	4	51
Donnelley Financial Solutions Inc. (a)	2	38
Eagle Bancorp Inc. (a)	1	74
eHealth Inc. (a)	—	11
EMC Insurance Group Inc.	2	42
Employer Holdings Inc.	2	89
Encore Capital Group Inc. (a) (b)	1	45
Endurance International Group Holdings Inc. (a)	7	63
Enova International Inc. (a)	2	69
Enstar Group Ltd. (a)	—	75
Enterprise Bancorp Inc.	2	63
Enterprise Financial Services Corp.	1	73
Envestnet Inc. (a)	2	104
Equity Bancshares Inc. - Class A (a)	—	15
Essent Group Ltd. (a)	2	107
Evercore Inc. - Class A	2	178
EzCorp Inc. - Class A (a)	4	44
Farmers National Banc Corp.	3	41
FB Financial Corp.	1	29
FBL Financial Group Inc. - Class A	1	66
FCB Financial Holdings Inc. - Class A (a)	1	65
Federal Agricultural Mortgage Corp. - Class C	1	45
Federated Investors Inc. - Class B	4	94
Federated National Holding Co.	1	17
Fidelity Southern Corp.	2	37
Financial Institutions Inc.	1	22
First Bancorp Inc.	1	46
First Bancorp Inc. (a)	11	104
First Bancorp Inc.	2	52
First Bancshares Inc.	—	12
First Bank	1	16
First Busey Corp.	2	57
First Commonwealth Financial Corp.	4	61
First Community Bancshares Inc.	1	32
First Connecticut Bancorp Inc.	1	38
First Defiance Financial Corp.	1	37
First Financial Bancorp	4	123
First Financial Bankshares Inc. (b)	3	184
First Financial Corp.	1	45
First Financial Northwest Inc.	1	12
First Foundation Inc. (a)	2	30
First Hawaiian Inc.	6	151

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
First Internet Bancorp	—	9
First Interstate BancSystem Inc. - Class A	2	82
First Merchants Corp.	2	96
First Mid-Illinois Bancshares Inc.	1	53
First Midwest Bancorp Inc.	4	100
First of Long Island Corp.	1	31
FirstCash Inc.	2	166
Flagstar Bancorp Inc. (a)	2	72
Flushing Financial Corp.	1	23
FNB Corp.	5	66
Franklin Financial Network Inc. (a)	1	40
Fulton Financial Corp.	8	141
Gain Capital Holdings Inc. (b)	2	14
GAMCO Investors Inc. - Class A	1	29
Genworth Financial Inc. - Class A (a)	4	16
German American Bancorp Inc.	1	42
Glacier Bancorp Inc.	3	138
Global Indemnity Ltd. - Class A	1	26
Great Southern Bancorp Inc.	1	54
Great Western Bancorp Inc.	3	108
Green Bancorp Inc.	2	41
Green Dot Corp. - Class A (a)	2	160
Greenhill & Co. Inc.	2	44
Greenlight Capital Re Ltd. - Class A (a)	2	30
GTT Communications Inc. (a) (b)	2	82
Guaranty Bancorp	1	31
Hamilton Lane Inc. - Class A	1	33
Hancock Whitney Co.	1	67
Hanmi Financial Corp.	2	56
HarborOne Bancorp Inc. (a)	1	13
HCI Group Inc.	1	33
Health Insurance Innovations Inc. - Class A (a)	1	54
Heartland Financial USA Inc.	1	85
Hennessy Advisors Inc.	1	10
Heritage Commerce Corp.	3	40
Heritage Financial Corp.	1	42
Heritage Insurance Holdings Inc. (b)	1	14
Hingham Institution for Savings	—	36
Home Bancorp Inc.	—	16
Home Bancshares Inc.	7	157
HomeStreet Inc. (a)	1	34
HomeTrust Bancshares Inc. (a)	2	51
Hope Bancorp Inc.	5	82
Horace Mann Educators Corp.	2	77
Horizon Bancorp Inc.	1	25
Houlihan Lokey Inc. - Class A	2	80
Howard Bancorp Inc. (a)	1	12
Impac Mortgage Holdings Inc. (a) (b)	1	8
Independent Bank Corp.	1	89
Independent Bank Group Inc.	1	76
Interactive Brokers Group Inc.	2	98
Internap Corp. (a)	2	19
International Bancshares Corp.	3	117
INTL FCStone Inc. (a)	1	28
Investment Technology Group Inc.	1	27
Investors Bancorp Inc.	13	156
Investors Title Co.	—	42
j2 Global Inc.	2	168
James River Group Holdings Ltd.	1	57
Kearny Financial Corp.	4	51
Kemper Corp.	2	152
Kingstone Cos. Inc.	1	27
Kinsale Capital Group Inc.	1	44
Ladenburg Thalmann Financial Services Inc.	25	67
Lakeland Bancorp Inc.	1	26
Lakeland Financial Corp.	2	78
LCNB Corp.	1	9
LegacyTexas Financial Group Inc.	2	86
Legg Mason Inc.	3	90
LendingClub Corp. (a)	16	61
LendingTree Inc. (a) (b)	—	90
Limelight Networks Inc. (a)	7	37
Live Oak Bancshares Inc.	1	26
LogMeIn Inc.	—	12
Macatawa Bank Corp.	5	56
	Shares/Par[1]	Value ($)
Maiden Holdings Ltd.	5	14
Manning & Napier Inc. - Class A (b)	3	7
Marlin Business Services Inc.	1	20
MB Financial Inc.	2	92
MBIA Inc. (a) (b)	6	59
MBT Financial Corp.	3	31
Mercantile Bank Corp.	1	38
Mercury General Corp.	2	125
Meridian Bancorp Inc.	2	36
Meta Financial Group Inc.	1	48
Midland States Bancorp Inc.	1	43
MidWestOne Financial Group Inc.	—	15
MINDBODY Inc. - Class A (a) (b)	1	20
Moelis & Co. - Class A	2	109
Morningstar Inc.	1	114
National Bank Holdings Corp. - Class A	1	50
National Commerce Corp. (a)	1	26
National General Holdings Corp.	4	103
National Western Life Group Inc. - Class A	—	84
Navient Corp.	11	147
Navigators Group Inc.	1	79
NBT Bancorp Inc.	1	53
Nelnet Inc. - Class A	2	120
Nicholas Financial Inc. (a)	2	22
Nicolet Bankshares Inc. (a)	—	26
NMI Holdings Inc. - Class A (a)	2	41
Northeast Bancorp	—	3
Northfield Bancorp Inc.	2	38
Northrim BanCorp Inc.	—	15
Northwest Bancshares Inc.	4	71
OceanFirst Financial Corp.	2	43
Ocwen Financial Corp. (a)	6	22
OFG Bancorp	3	42
Old Line Bancshares Inc.	1	20
Old National Bancorp	7	128
Old Second Bancorp Inc.	1	18
On Deck Capital Inc. (a)	6	47
OneMain Holdings Inc. (a)	—	14
Oppenheimer Holdings Inc. - Class A	1	21
Opus Bank	2	45
Oritani Financial Corp.	2	27
Pacific Mercantile Bancorp (a)	1	10
Pacific Premier Bancorp Inc. (a)	2	56
Park National Corp.	1	101
Peapack Gladstone Financial Corp.	1	37
PennyMac Financial Services Inc. - Class A	2	47
Peoples Bancorp Inc.	1	50
People's Utah Bancorp	1	42
PHH Corp. (a)	2	22
Piper Jaffray Cos.	—	30
PJT Partners Inc. - Class A	1	71
Popular Inc.	2	84
PRA Group Inc. (a) (b)	2	77
Preferred Bank	1	56
Primerica Inc.	1	164
ProAssurance Corp.	2	101
Protective Insurance Corp. - Class B	1	28
Provident Financial Holdings Inc.	1	24
Provident Financial Services Inc.	3	64
Pzena Investment Management Inc. - Class A	1	10
QCR Holdings Inc.	1	31
Regional Management Corp. (a)	1	21
Renasant Corp.	2	68
Republic Bancorp Inc. - Class A	1	32
Republic First Bancorp Inc. (a)	2	11
Riverview Bancorp Inc.	3	24
RLI Corp.	2	143
S&T Bancorp Inc.	1	50
Safeguard Scientifics Inc. (a)	1	13
Safety Insurance Group Inc.	1	46
Sandy Spring Bancorp Inc.	1	40
Seacoast Banking Corp. of Florida (a)	2	53
Selective Insurance Group Inc.	3	173
ServisFirst Bancshares Inc.	2	81
Sierra Bancorp	1	28

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Silvercrest Asset Management Group Inc. - Class A	1	11
Simmons First National Corp. - Class A	4	108
South State Corp.	2	136
Southern First Bancshares Inc. (a)	—	12
Southern Missouri Bancorp Inc.	1	36
Southern National Bancorp of Virginia Inc.	3	42
Southside Bancshares Inc.	1	50
SPS Commerce Inc. (a)	1	65
State Auto Financial Corp.	3	92
State Bank Financial Corp.	1	40
Stewart Information Services Corp.	2	74
Stifel Financial Corp.	3	153
Stock Yards Bancorp Inc.	1	49
Summit Financial Group Inc.	1	19
TCF Financial Corp.	7	169
Telaria Inc. (a)	5	20
Texas Capital Bancshares Inc. (a)	1	83
Third Point Reinsurance Ltd. (a)	5	64
Timberland Bancorp Inc.	1	21
Tompkins Financial Corp.	1	81
Towne Bank	3	84
Trade Desk Inc. - Class A (a) (b)	1	143
Trico Bancshares	2	72
Tristate Capital Holdings Inc. (a)	2	47
Triumph Bancorp Inc. (a)	1	41
TrustCo Bank Corp.	7	59
Trustmark Corp.	3	93
Tucows Inc. (a) (b)	1	32
UMB Financial Corp.	3	185
Union Bankshares Corp.	2	82
United Bankshares Inc.	4	154
United Community Banks Inc.	3	92
United Community Financial Corp.	4	38
United Financial Bancorp Inc.	2	41
United Fire Group Inc.	1	45
United Insurance Holdings Corp.	2	40
Universal Insurance Holdings Inc.	3	124
Univest Corp. of Pennsylvania	1	33
Valley National Bancorp	14	160
Veritex Holdings Inc. (a)	1	21
Virtu Financial Inc. - Class A (b)	2	32
Virtus Investment Partners Inc.	—	35
Waddell & Reed Financial Inc. - Class A	4	95
Walker & Dunlop Inc.	1	78
Washington Federal Inc.	3	100
Washington Trust Bancorp Inc.	1	67
Waterstone Financial Inc.	2	42
WesBanco Inc.	2	103
West Bancorp Inc.	3	61
Westamerica Bancorp (b)	2	92
Western New England Bancorp Inc.	4	47
Westwood Holdings Group Inc.	1	30
White Mountains Insurance Group Ltd.	—	148
WisdomTree Investments Inc.	3	29
WMIH Corp. (a) (b)	49	69
World Acceptance Corp. (a)	1	74
WSFS Financial Corp.	2	75
		20,251
Health Care 9.7%
Acadia HealthCare Co. Inc. (a) (b)	3	115
Accuray Inc. (a)	4	17
Achillion Pharmaceuticals Inc. (a)	4	16
Aclaris Therapeutics Inc. (a)	1	8
Acorda Therapeutics Inc. (a)	2	41
Addus HomeCare Corp. (a)	1	84
Adverum Biotechnologies Inc. (a)	2	14
Akorn Inc. (a)	4	50
Alder Biopharmaceuticals Inc. (a) (b)	2	39
Allscripts-Misys Healthcare Solutions Inc. (a)	7	100
AMAG Pharmaceuticals Inc. (a)	1	24
Amedisys Inc. (a)	2	271
American Renal Associates Holdings Inc. (a)	2	37
Amicus Therapeutics Inc. (a) (b)	6	78
AMN Healthcare Services Inc. (a)	2	126
	Shares/Par[1]	Value ($)
Amneal Pharmaceuticals Inc. - Class A (a)	1	33
Amphastar Pharmaceuticals Inc. (a)	2	48
AngioDynamics Inc. (a)	2	50
ANI Pharmaceuticals Inc. (a)	1	39
Anika Therapeutics Inc. (a)	1	51
Aratana Therapeutics Inc. (a)	2	14
Ardelyx Inc. (a)	4	16
Arena Pharmaceuticals Inc. (a)	2	90
Assertio Therapeutics Inc. (a)	6	34
Atara Biotherapeutics Inc. (a) (b)	2	64
Atrion Corp.	—	57
Audentes Therapeutics Inc. (a)	1	40
Avanos Medical Inc. (a)	2	133
Bellicum Pharmaceuticals Inc. (a) (b)	2	11
BioScrip Inc. (a)	6	17
Biospecifics Technologies Corp. (a)	1	41
BioTelemetry Inc. (a)	1	69
Brookdale Senior Living Inc. (a)	11	110
Calithera Biosciences Inc. (a)	3	17
Cambrex Corp. (a)	2	111
Cantel Medical Corp.	2	147
Capital Senior Living Corp. (a)	1	13
Catalyst Pharmaceuticals Inc. (a)	4	14
Celldex Therapeutics Inc. (a)	7	3
Chemed Corp.	—	111
ChemoCentryx Inc. (a)	2	22
Chimerix Inc. (a)	4	15
Civitas Solutions Inc. (a)	3	47
Clearside Biomedical Inc. (a)	1	7
Computer Programs & Systems Inc.	—	11
Concert Pharmaceuticals Inc. (a)	2	26
Conmed Corp.	1	97
Corcept Therapeutics Inc. (a) (b)	5	65
Corvel Corp. (a)	1	82
Corvus Pharmaceuticals Inc. (a) (b)	1	11
Cross Country Healthcare Inc. (a)	2	13
CryoLife Inc. (a)	2	55
Cumberland Pharmaceuticals Inc. (a)	3	16
Cutera Inc. (a)	1	33
Cytokinetics Inc. (a) (b)	2	22
Diplomat Pharmacy Inc. (a) (b)	3	51
Eagle Pharmaceuticals Inc. (a) (b)	1	34
Emergent BioSolutions Inc. (a)	2	130
Enanta Pharmaceuticals Inc. (a)	1	67
Endo International Plc (a)	9	155
Ensign Group Inc.	3	97
Enzo Biochem Inc. (a)	4	15
Epizyme Inc. (a)	1	9
Evolent Health Inc. - Class A (a) (b)	3	87
Five Prime Therapeutics Inc. (a)	2	28
Fonar Corp. (a)	1	14
Geron Corp. (a) (b)	10	18
Global Blood Therapeutics Inc. (a) (b)	1	49
Globus Medical Inc. - Class A (a)	1	74
Haemonetics Corp. (a)	1	100
Halozyme Therapeutics Inc. (a)	5	98
Harvard Bioscience Inc. (a)	3	15
HealthEquity Inc. (a)	1	115
HealthStream Inc.	1	44
Heska Corp. (a)	—	41
HMS Holdings Corp. (a)	4	116
Horizon Pharma Plc (a)	7	133
Immune Design Corp. (a)	2	7
Innoviva Inc. (a)	6	84
Inogen Inc. (a)	1	190
Inovalon Holdings Inc. - Class A (a) (b)	1	14
Inovio Pharmaceuticals Inc. (a) (b)	5	27
Insmed Inc. (a) (b)	2	50
Integer Holdings Corp. (a)	1	111
Intra-Cellular Therapies Inc. (a)	2	34
Invacare Corp.	2	28
Iovance Biotherapeutics Inc. (a)	1	10
K2M Group Holdings Inc. (a)	1	29
Karyopharm Therapeutics Inc. (a)	1	23
Lannett Co. Inc. (a) (b)	—	1

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Lantheus Holdings Inc. (a)	2	37
LeMaitre Vascular Inc.	1	43
LHC Group Inc. (a)	1	146
Lifepoint Health Inc. (a)	1	78
Lipocine Inc. (a) (b)	1	2
LivaNova Plc (a)	1	130
Luminex Corp.	1	43
MacroGenics Inc. (a)	1	28
Magellan Health Services Inc. (a)	1	79
Mallinckrodt Plc (a)	3	93
Medpace Holdings Inc. (a)	2	91
MEI Pharma Inc. (a)	4	18
Meridian Bioscience Inc.	3	50
Merit Medical Systems Inc. (a)	2	138
Merrimack Pharmaceuticals Inc. (a) (b)	1	4
Minerva Neurosciences Inc. (a)	1	16
Miragen Therapeutics Inc. (a)	1	7
Momenta Pharmaceuticals Inc. (a)	2	53
Myriad Genetics Inc. (a)	3	151
NantHealth Inc. (a) (b)	4	6
NantKwest Inc. (a) (b)	2	8
National Healthcare Corp.	1	52
National Research Corp. - Class A	3	115
Natus Medical Inc. (a)	1	33
Neogen Corp. (a)	1	103
NeoGenomics Inc. (a)	4	69
Nextgen Healthcare Inc. (a)	5	93
Novocure Ltd. (a)	2	106
NuVasive Inc. (a)	2	149
ObsEva SA (a)	1	11
Omnicell Inc. (a)	2	124
Opko Health Inc. (a) (b)	17	59
OraSure Technologies Inc. (a)	3	45
Orthofix Medical Inc. (a)	1	63
Otonomy Inc. (a)	2	5
Owens & Minor Inc.	5	80
Pacira Pharmaceuticals Inc. (a)	2	84
Patterson Cos. Inc.	4	90
PDL BioPharma Inc. (a)	11	28
Phibro Animal Health Corp. - Class A	1	32
Prestige Consumer Healthcare Inc. (a)	2	93
Providence Services Corp. (a)	1	57
Quidel Corp. (a)	1	94
R1 RCM Inc. (a)	6	60
RadNet Inc. (a)	3	49
Recro Pharma Inc. (a)	1	9
Regenxbio Inc. (a)	1	102
Repligen Corp. (a)	2	90
Retrophin Inc. (a)	2	56
Revance Therapeutics Inc. (a)	—	9
Rigel Pharmaceuticals Inc. (a)	3	11
RTI Surgical Inc. (a)	6	29
Sangamo Therapeutics Inc. (a) (b)	2	34
SeaSpine Holdings Corp. (a)	3	39
Select Medical Holdings Corp. (a)	7	120
Simulations Plus Inc.	1	19
Spark Therapeutics Inc. (a) (b)	1	69
Spectrum Pharmaceuticals Inc. (a)	1	17
Staar Surgical Co. (a)	2	78
Stemline Therapeutics Inc. (a)	1	20
Supernus Pharmaceuticals Inc. (a)	2	97
Surgery Partners Inc. (a)	2	40
SurModics Inc. (a)	1	91
Syndax Pharmaceuticals Inc. (a)	1	8
Tactile Systems Technology Inc. (a)	1	44
Taro Pharmaceutical Industries Ltd. (a)	1	126
Tenet Healthcare Corp. (a)	4	116
Tivity Health Inc. (a) (b)	2	51
Trevena Inc. (a) (b)	6	13
Triple-S Management Corp. - Class B (a)	1	23
Ultragenyx Pharmaceutical Inc. (a) (b)	—	10
US Physical Therapy Inc.	1	100
Utah Medical Products Inc.	1	47
Vanda Pharmaceuticals Inc. (a)	2	39
Varex Imaging Corp. (a)	2	65
	Shares/Par[1]	Value ($)
Verastem Inc. (a) (b)	5	37
Vocera Communications Inc. (a)	1	31
Wright Medical Group NV (a) (b)	5	157
Xencor Inc. (a)	2	88
XOMA Corp. (a) (b)	1	15
Zogenix Inc. (a) (b)	—	17
		9,805
Industrials 18.7%
AAON Inc. (b)	3	104
AAR Corp.	1	60
ABM Industries Inc.	2	80
ACCO Brands Corp.	7	79
Actuant Corp. - Class A	3	75
Advanced Disposal Services Inc. (a)	2	66
Advanced Drainage Systems Inc.	3	102
Aegion Corp. (a)	1	37
Aerojet Rocketdyne Holdings Inc. (a)	3	113
Aerovironment Inc. (a)	1	120
Air Transport Services Group Inc. (a)	4	86
Aircastle Ltd.	2	50
Alamo Group Inc.	1	80
Albany International Corp. - Class A	1	117
Allegiant Travel Co.	1	84
Allied Motion Technologies Inc.	1	56
Altra Holdings Inc.	2	77
Ameresco Inc. - Class A (a)	1	13
American Railcar Industries Inc.	1	54
American Woodmark Corp. (a)	1	75
Apogee Enterprises Inc.	2	88
Applied Industrial Technologies Inc.	2	129
ARC Document Solutions Inc. (a)	3	9
ArcBest Corp.	2	89
Ardmore Shipping Corp. (a)	3	22
Argan Inc.	1	51
Armstrong Flooring Inc. (a)	1	24
Armstrong World Industries Inc. (a)	2	169
Astec Industries Inc.	1	32
Astronics Corp. (a)	1	41
Atkore International Group Inc. (a)	4	97
Atlas Air Worldwide Holdings Inc. (a)	1	82
Avis Budget Group Inc. (a)	2	63
Axon Enterprise Inc. (a)	3	171
AZZ Inc.	2	79
Barnes Group Inc.	2	176
Barrett Business Services Inc.	—	30
Beacon Roofing Supply Inc. (a)	3	93
Blue Bird Corp. (a)	2	41
BlueLinx Holdings Inc. (a) (b)	1	19
BMC Stock Holdings Inc. (a)	4	77
Brady Corp. - Class A	2	104
Briggs & Stratton Corp.	3	65
Brink's Co.	2	137
Builders FirstSource Inc. (a)	5	68
CAI International Inc. (a)	2	39
Casella Waste Systems Inc. - Class A (a)	3	100
CBIZ Inc. (a)	2	51
Ceco Environmental Corp.	2	16
Chart Industries Inc. (a)	1	96
Cimpress NV (a)	1	169
CIRCOR International Inc. (b)	1	28
Civeo Corp. (a)	12	50
Clean Harbors Inc. (a)	2	157
Colfax Corp. (a)	4	143
Columbus Mckinnon Corp.	1	41
Comfort Systems USA Inc.	2	109
Commercial Vehicle Group Inc. (a)	2	21
Continental Building Products Inc. (a)	3	107
Copa Holdings SA - Class A	—	19
Costamare Inc.	8	52
Covanta Holding Corp.	4	73
Covenant Transportation Group Inc. - Class A (a)	1	40
Cree Inc. (a)	4	160
CSW Industrials Inc. (a)	1	47
Cubic Corp.	1	83

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Deluxe Corp.	2	114
DMC Global Inc.	1	30
Douglas Dynamics Inc.	1	65
Ducommun Inc. (a)	1	48
DXP Enterprises Inc. (a)	1	36
Dycom Industries Inc. (a)	1	94
Eagle Bulk Shipping Inc. (a)	2	12
Eastern Co.	1	17
Echo Global Logistics Inc. (a)	2	50
Encore Wire Corp.	1	47
EnerSys Inc.	2	177
Engility Holdings Inc. (a)	3	123
Ennis Inc.	2	48
EnPro Industries Inc.	1	57
ESCO Technologies Inc.	1	100
Essendant Inc.	2	22
Esterline Technologies Corp. (a)	1	107
Exponent Inc.	2	114
Federal Signal Corp.	4	97
Forrester Research Inc.	1	46
Forward Air Corp.	1	107
Franklin Covey Co. (a)	1	32
Franklin Electric Co. Inc.	2	104
FreightCar America Inc. (a)	1	10
FTI Consulting Inc. (a)	1	101
FuelCell Energy Inc. (a) (b)	5	5
GATX Corp.	2	131
Genco Shipping & Trading Ltd. (a)	2	32
Generac Holdings Inc. (a)	3	146
Gibraltar Industries Inc. (a)	1	56
Global Brass & Copper Holdings Inc.	1	50
GMS Inc. (a)	3	68
Golden Ocean Group Ltd.	1	14
Goldfield Corp. (a)	1	6
Gorman-Rupp Co.	2	76
GP Strategies Corp. (a)	1	20
Graham Corp.	1	19
Granite Construction Inc.	2	81
Great Lakes Dredge & Dock Corp. (a)	4	26
Greenbrier Cos. Inc.	1	68
Griffon Corp.	1	21
H&E Equipment Services Inc.	2	88
Harsco Corp. (a)	4	113
Hawaiian Holdings Inc.	2	85
Healthcare Services Group Inc. (b)	3	127
Heartland Express Inc.	4	88
Heidrick & Struggles International Inc.	1	30
Herc Holdings Inc. (a)	1	71
Heritage-Crystal Clean Inc. (a)	2	41
Herman Miller Inc.	3	118
Hertz Global Holdings Inc. (a)	3	55
Hill International Inc. (a)	5	20
Hillenbrand Inc.	3	157
HNI Corp.	2	102
HUB Group Inc. - Class A (a)	2	83
Hudson Global Inc. (a)	2	3
Hudson Technologies Inc. (a) (b)	2	3
Hurco Cos. Inc.	—	14
Huron Consulting Group Inc. (a)	1	59
Huttig Building Products Inc. (a) (b)	2	7
Hyster-Yale Materials Handling Inc. - Class A	1	60
ICF International Inc.	1	91
IES Holdings Inc. (a)	1	23
InnerWorkings Inc. (a)	5	40
Innovative Solutions & Support Inc. (a)	—	1
Insperity Inc.	1	159
Insteel Industries Inc.	1	38
Interface Inc.	4	92
IntriCon Corp. (a)	—	21
JELD-WEN Holding Inc. (a)	3	84
John Bean Technologies Corp.	2	182
Kadant Inc.	1	73
Kaman Corp.	1	81
KBR Inc.	6	127
Kelly Services Inc. - Class A	1	35
	Shares/Par[1]	Value ($)
Kennametal Inc.	3	152
Keyw Holding Corp. (a) (b)	2	20
Kforce Inc.	2	61
Kimball International Inc. - Class B	3	47
KLX Inc. (a)	1	86
Knoll Inc.	3	73
Korn/Ferry International	3	127
Kratos Defense & Security Solutions Inc. (a)	3	46
Lawson Products Inc. (a)	1	41
LB Foster Co. (a)	—	9
Lindsay Corp.	1	74
LSC Communications Inc.	3	31
Lydall Inc. (a)	1	57
Macquarie Infrastructure Co. LLC	4	170
Manitex International Inc. (a)	1	10
Manitowoc Co. Inc. (a)	2	39
Marten Transport Ltd.	4	86
Masonite International Corp. (a)	1	88
MasTec Inc. (a)	3	116
Matson Inc.	2	97
Matthews International Corp. - Class A	2	85
McGrath RentCorp	2	87
Mercury Systems Inc. (a)	2	91
Meritor Inc. (a)	4	74
Milacron Holdings Corp. (a)	4	83
Miller Industries Inc.	1	15
Mistras Group Inc. (a)	2	41
Mobile Mini Inc.	2	103
Moog Inc. - Class A	2	132
MRC Global Inc. (a)	3	64
MSA Safety Inc.	2	186
Mueller Industries Inc.	3	86
Mueller Water Products Inc. - Class A	9	99
Multi-Color Corp.	1	80
MYR Group Inc. (a)	1	48
National Presto Industries Inc.	1	78
Navigant Consulting Inc.	3	71
Navistar International Corp. (a)	4	164
NCI Building Systems Inc. (a)	5	68
Nexeo Solutions Inc. (a) (b)	7	89
NL Industries Inc. (a)	3	21
NN Inc.	1	19
Northwest Pipe Co. (a)	1	12
NOW Inc. (a)	5	78
NV5 Holdings Inc. (a)	1	69
Omega Flex Inc.	1	40
PAM Transportation Services Inc. (a)	1	34
Park-Ohio Holdings Corp.	1	37
Patrick Industries Inc. (a)	1	85
Patriot Transportation Holding Inc. (a)	—	6
Performant Financial Corp. (a)	3	6
PGT Innovations Inc. (a)	4	92
Pitney Bowes Inc.	6	46
Powell Industries Inc.	—	12
Preformed Line Products Co.	1	37
Primoris Services Corp.	3	80
Proto Labs Inc. (a)	1	167
Quad/Graphics Inc. - Class A	3	62
Quanex Building Products Corp.	2	40
Radiant Logistics Inc. (a)	4	22
Raven Industries Inc.	2	96
RBC Bearings Inc. (a)	1	202
Red Violet Inc. (a) (b)	—	3
Regal-Beloit Corp.	2	154
Resources Connection Inc.	2	37
REV Group Inc. (b)	1	12
Rexnord Corp. (a)	5	155
Roadrunner Transportation Systems Inc. (a)	1	1
RR Donnelley & Sons Co.	5	26
Rush Enterprises Inc. - Class A	2	78
Saia Inc. (a)	1	101
Scorpio Bulkers Inc.	5	33
Simpson Manufacturing Co. Inc.	2	153
SiteOne Landscape Supply Inc. (a)	2	126
SkyWest Inc.	2	126

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
SP Plus Corp. (a)	2	67
Spartan Motors Inc.	2	26
Sparton Corp. (a)	2	26
Spirit Airlines Inc. (a)	3	137
SPX Corp. (a)	1	48
SPX Flow Technology USA Inc. (a)	1	66
Standex International Corp.	1	91
Steelcase Inc. - Class A	6	110
Sterling Construction Co. Inc. (a)	1	17
Sun Hydraulics Corp.	2	91
Team Inc. (a) (b)	2	34
Tennant Co.	—	34
Terex Corp.	3	132
Tetra Tech Inc.	3	171
Textainer Group Holdings Ltd. (a)	—	6
Thermon Group Holdings Inc. (a)	1	33
Timken Co.	2	113
Titan International Inc.	2	16
Titan Machinery Inc. (a)	1	19
TPI Composites Inc. (a)	2	44
Trex Co. Inc. (a)	2	148
TriMas Corp. (a)	2	74
TriNet Group Inc. (a)	3	162
Triton International Ltd. - Class A	3	106
Triumph Group Inc.	3	78
TrueBlue Inc. (a)	2	61
Tutor Perini Corp. (a)	2	39
Twin Disc Inc. (a)	1	17
Ultralife Corp. (a)	—	1
UniFirst Corp.	1	102
Univar Inc. (a)	4	113
Universal Forest Products Inc.	3	92
Universal Logistics Holdings Inc.	3	115
US Ecology Inc.	1	103
USA Truck Inc. (a)	1	24
Valmont Industries Inc.	1	129
Vectrus Inc. (a)	1	31
Veritiv Corp. (a)	1	25
Viad Corp.	2	91
Vicor Corp. (a)	1	54
VSE Corp.	1	32
Wabash National Corp.	4	70
WageWorks Inc. (a)	1	50
Watts Water Technologies Inc. - Class A	1	105
Welbilt Inc. (a)	6	134
Werner Enterprises Inc.	3	109
Wesco Aircraft Holdings Inc. (a)	3	32
WESCO International Inc. (a)	2	113
Willdan Group Inc. (a)	1	19
YRC Worldwide Inc. (a)	1	12
		18,997
Information Technology 11.8%
ACI Worldwide Inc. (a)	5	153
Acxiom Holdings (a)	3	168
ADTRAN Inc.	3	53
Advanced Energy Industries Inc. (a)	2	81
Agilysys Inc. (a)	3	52
Alpha & Omega Semiconductor Ltd. (a)	3	30
Ambarella Inc. (a) (b)	1	44
American Software Inc. - Class A	3	31
Amkor Technology Inc. (a)	10	77
Amtech Systems Inc. (a)	2	9
Anixter International Inc. (a)	1	98
Applied Optoelectronics Inc. (a) (b)	2	38
ASGN Inc. (a)	2	173
Avid Technology Inc. (a)	3	15
AVX Corp.	6	114
Aware Inc. (a)	5	17
Axcelis Technologies Inc. (a)	2	38
AXT Inc. (a)	2	11
Badger Meter Inc.	1	62
Bel Fuse Inc. - Class B	1	36
Belden Inc.	2	116
Benchmark Electronics Inc.	2	48
	Shares/Par[1]	Value ($)
Bottomline Technologies Inc. (a)	1	63
Brightcove Inc. (a)	2	15
Brooks Automation Inc.	3	100
Cabot Microelectronics Corp.	1	106
CACI International Inc. - Class A (a)	1	177
CalAmp Corp. (a)	2	48
Calix Inc. (a)	6	47
Cardtronics Plc - Class A (a)	3	88
Cass Information Systems Inc.	1	52
CCUR Holdings Inc. (a)	1	7
CEVA Inc. (a)	1	28
Ciena Corp. (a)	5	143
Cirrus Logic Inc. (a)	2	94
Cision Ltd. (a)	5	77
Clearfield Inc. (a)	1	15
Coherent Inc. (a)	1	87
Cohu Inc.	2	41
CommVault Systems Inc. (a)	2	126
Comtech Telecommunications Corp.	1	44
Conduent Inc. (a)	6	143
Control4 Corp. (a)	1	49
Convergys Corp.	3	79
CoreLogic Inc. (a)	4	176
Cray Inc. (a)	2	44
CSG Systems International Inc.	2	85
CTS Corp.	2	79
Daktronics Inc.	2	19
Datawatch Corp. (a)	—	2
Diebold Nixdorf Inc. (b)	1	6
Digi International Inc. (a)	1	20
Diodes Inc. (a)	2	82
DSP Group Inc. (a)	1	12
Eastman Kodak Co. (a) (b)	1	4
Ebix Inc. (b)	1	110
Electro Scientific Industries Inc. (a)	3	49
Electronics for Imaging Inc. (a)	1	49
Ellie Mae Inc. (a)	1	134
Entegris Inc.	4	129
ePlus Inc. (a)	1	85
EVERTEC Inc.	3	66
Evolving Systems Inc. (a)	1	3
Exela Technologies Inc. (a)	1	6
ExlService Holdings Inc. (a)	2	107
Fabrinet (a)	2	102
FARO Technologies Inc. (a)	1	48
Finisar Corp. (a)	5	93
FireEye Inc. (a) (b)	5	93
FitBit Inc. - Class A (a) (b)	6	32
FormFactor Inc. (a)	4	52
Globant SA (a)	1	78
GSI Technology Inc. (a)	3	24
Hackett Group Inc.	2	42
Harmonic Inc. (a)	6	32
Ichor Holdings Ltd. (a) (b)	1	24
II-VI Inc. (a)	3	131
Immersion Corp. (a)	1	9
Imperva Inc. (a)	1	50
Innodata Inc. (a)	6	8
Inphi Corp. (a) (b)	2	65
Insight Enterprises Inc. (a)	2	103
Integrated Device Technology Inc. (a)	3	136
InterDigital Inc.	1	106
Itron Inc. (a)	2	107
Kemet Corp. (a)	4	68
Key Tronic Corp. (a)	3	20
Kimball Electronics Inc. (a)	2	43
Knowles Corp. (a)	4	60
Kopin Corp. (a) (b)	9	22
Kulicke & Soffa Industries Inc.	3	72
Lattice Semiconductor Corp. (a)	6	45
LightPath Technologies Inc. - Class A (a) (b)	4	8
Lumentum Holdings Inc. (a) (b)	2	134
Luxoft Holding Inc. - Class A (a)	1	64
M/A-COM Technology Solutions Holdings Inc. (a) (b)	—	9
Magnachip Semiconductor Corp. (a) (b)	2	21

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Manhattan Associates Inc. (a)	3	138
Mantech International Corp. - Class A	1	72
MAXIMUS Inc.	3	173
MaxLinear Inc. - Class A (a) (b)	2	33
Mesa Laboratories Inc.	—	30
Methode Electronics Inc.	2	69
MicroStrategy Inc. - Class A (a)	—	43
Mimecast Ltd. (a)	2	79
MoneyGram International Inc. (a)	7	36
Monotype Imaging Holdings Inc.	2	47
MTS Systems Corp.	1	59
Nanometrics Inc. (a)	2	66
NCR Corp. (a)	5	133
NeoPhotonics Corp. (a)	2	17
NetGear Inc. (a)	1	81
NetScout Systems Inc. (a)	3	79
Network-1 Technologies Inc.	3	7
NIC Inc.	3	40
Novanta Inc. (a)	2	104
NVE Corp.	—	29
Oclaro Inc. (a)	10	87
OneSpan Inc. (a)	3	52
OSI Systems Inc. (a)	1	90
PAR Technology Corp. (a)	—	9
Park Electrochemical Corp.	1	15
Paylocity Holding Corp. (a)	2	140
PC Connection Inc.	2	69
PCM Inc. (a)	1	17
PDF Solutions Inc. (a)	3	23
Perficient Inc. (a)	1	35
Perspecta Inc.	7	172
PFSweb Inc. (a)	2	17
Photronics Inc. (a)	3	31
Pixelworks Inc. (a)	3	12
Plantronics Inc.	2	111
Plexus Corp. (a)	1	86
Power Integrations Inc.	1	62
Presidio Inc.	3	41
PRGX Global Inc. (a)	4	34
Progress Software Corp.	2	80
QAD Inc. - Class A	1	59
Qualys Inc. (a)	2	149
Quantenna Communications Inc. (a)	1	12
Rambus Inc. (a)	6	60
Ribbon Communications Inc. (a)	2	16
Rogers Corp. (a)	1	115
Rudolph Technologies Inc. (a)	3	63
Sanmina Corp. (a)	4	97
Sapiens International Corp. NV	1	12
ScanSource Inc. (a)	1	39
Science Applications International Corp.	2	156
Semtech Corp. (a)	3	156
ServiceSource International Inc. (a)	4	13
Silicon Laboratories Inc. (a)	2	163
SMART Global Holdings Inc. (a)	1	19
SMTC Corp. (a)	2	6
SolarEdge Technologies Inc. (a) (b)	2	63
StarTek Inc. (a)	2	11
Stratasys Ltd. (a)	1	32
Super Micro Computer Inc. (a)	2	41
Sykes Enterprises Inc. (a)	3	92
Synaptics Inc. (a)	2	77
SYNNEX Corp.	2	134
Syntel Inc. (a)	3	142
Systemax Inc.	2	74
Tech Data Corp. (a)	1	106
TeleNav Inc. (a)	1	3
Transact Technologies Inc.	—	3
Travelport Worldwide Ltd.	5	92
TTEC Holdings Inc.	3	69
TTM Technologies Inc. (a)	6	93
Ultra Clean Holdings Inc. (a)	3	38
Unisys Corp. (a) (b)	3	55
Upland Software Inc. (a)	—	11
USA Technologies Inc. (a)	1	8
	Shares/Par[1]	Value ($)
Veeco Instruments Inc. (a)	3	34
Verint Systems Inc. (a)	3	145
Versum Materials Inc.	4	160
ViaSat Inc. (a) (b)	1	80
Viavi Solutions Inc. (a)	9	105
Virtusa Corp. (a)	1	62
Vishay Intertechnology Inc. (b)	6	112
Vishay Precision Group Inc. (a)	1	25
Wayside Technology Group Inc.	—	5
Web.com Group Inc. (a)	4	119
Xcerra Corp. (a)	5	67
Xperi Corp.	2	27
Zix Corp. (a)	4	20
		12,019
Materials 6.2%
AdvanSix Inc. (a)	2	69
AgroFresh Solutions Inc. (a)	4	28
AK Steel Holding Corp. (a) (b)	15	71
Allegheny Technologies Inc. (a) (b)	6	179
American Vanguard Corp.	2	37
Balchem Corp.	1	166
Bemis Co. Inc.	1	68
Boise Cascade Co.	2	75
Cabot Corp.	3	157
Carpenter Technology Corp.	2	127
Century Aluminum Co. (a)	4	51
Chase Corp.	1	86
Clearwater Paper Corp. (a)	1	34
Cleveland-Cliffs Inc. (a)	14	172
Coeur d'Alene Mines Corp. (a)	10	52
Commercial Metals Co.	4	91
Compass Minerals International Inc. (b)	1	97
Core Molding Technologies Inc.	—	1
Domtar Corp.	3	132
Eagle Materials Inc.	2	132
Ferro Corp. (a)	3	67
Ferroglobe Plc	5	44
Ferroglobe Rep and Warranty Insurance Trust (a) (c) (d) (e)	9	—
Flotek Industries Inc. (a) (b)	3	6
FutureFuel Corp.	3	56
GCP Applied Technologies Inc. (a)	3	82
Gold Resource Corp.	6	29
Greif Inc. - Class A	1	78
Greif Inc. - Class B	—	24
Hawkins Inc.	1	35
Haynes International Inc.	—	15
HB Fuller Co.	2	112
Hecla Mining Co.	15	43
Ingevity Corp. (a)	2	166
Innophos Holdings Inc.	1	60
Innospec Inc.	1	90
Intrepid Potash Inc. (a)	6	20
Kaiser Aluminum Corp.	2	245
KapStone Paper and Packaging Corp.	6	209
KMG Chemicals Inc.	1	73
Koppers Holdings Inc. (a)	1	43
Kraton Corp. (a)	2	89
Kronos Worldwide Inc.	4	58
Louisiana-Pacific Corp.	2	55
Materion Corp.	1	62
McEwen Mining Inc. (b)	4	8
Mercer International Inc.	5	76
Minerals Technologies Inc.	2	107
Myers Industries Inc.	2	47
Neenah Inc.	1	91
Nexa Resources SA (b)	1	10
Northern Technologies International Corp.	1	28
Omnova Solutions Inc. (a)	4	39
Owens-Illinois Inc. (a)	6	104
P.H. Glatfelter Co.	2	30
Platform Specialty Products Corp. (a)	13	165
PolyOne Corp.	4	158
PQ Group Holdings Inc. (a)	2	33
Quaker Chemical Corp.	1	148

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Rayonier Advanced Materials Inc.	3	49
Resolute Forest Products Inc. (a)	4	52
Ryerson Holding Corp. (a)	3	29
Schnitzer Steel Industries Inc. - Class A	2	52
Schweitzer-Mauduit International Inc.	2	71
Scotts Miracle-Gro Co. - Class A (b)	1	91
Sensient Technologies Corp.	2	121
Silgan Holdings Inc.	4	104
Stepan Co.	1	105
Summit Materials Inc. - Class A (a)	5	91
SunCoke Energy Inc. (a)	5	56
Synalloy Corp.	2	38
TimkenSteel Corp. (a)	3	41
Trecora Resources (a)	1	16
Tredegar Corp.	2	38
Trinseo SA	2	138
Tronox Ltd. - Class A	2	25
UFP Technologies Inc. (a)	1	22
United States Lime & Minerals Inc.	1	40
US Concrete Inc. (a) (b)	1	51
Valvoline Inc.	8	172
Verso Corp. - Class A (a)	3	104
Warrior Met Coal Inc.	1	16
Worthington Industries Inc.	2	105
		6,257
Real Estate 0.8%
Altisource Portfolio Solutions SA (a) (b)	1	31
Consolidated-Tomoka Land Co.	1	31
CorePoint Lodging Inc.	1	11
Drive Shack Inc. (a)	5	32
Forestar Group Inc. (a)	1	12
FRP Holdings Inc. (a)	1	40
Griffin Industrial Realty Inc.	1	34
HFF Inc. - Class A	2	99
Kennedy-Wilson Holdings Inc.	6	118
Marcus & Millichap Inc. (a)	2	82
Maui Land & Pineapple Co. Inc. (a)	1	13
Rafael Holdings Inc. - Class B (a)	1	6
RE/MAX Holdings Inc. - Class A	1	52
Realogy Holdings Corp. (b)	5	101
RMR Group Inc. - Class A	1	88
St. Joe Co. (a)	2	25
Tejon Ranch Co. (a)	2	43
		818
Utilities 3.0%
Allete Inc.	3	232
American States Water Co.	2	96
Artesian Resources Corp. - Class A	1	40
Atlantica Yield Plc	4	87
Black Hills Corp. (b)	2	137
California Water Service Group	2	89
Chesapeake Utilities Corp.	1	73
Clearway Energy Inc. - Class A	1	24
Clearway Energy Inc. - Class C	3	63
Connecticut Water Services Inc.	1	59
El Paso Electric Co.	2	103
Genie Energy Ltd. - Class B	2	11
Hawaiian Electric Industries Inc.	5	166
	Shares/Par[1]	Value ($)
MGE Energy Inc.	1	94
Middlesex Water Co.	1	50
New Jersey Resources Corp.	4	175
Northwest Natural Gas Co.	1	66
NorthWestern Corp.	2	143
ONE Gas Inc.	2	155
Ormat Technologies Inc.	2	117
Otter Tail Corp.	2	93
Pattern Energy Group Inc. - Class A	4	75
PNM Resources Inc.	4	139
Portland General Electric Co.	4	167
RGC Resources Inc.	—	12
SJW Corp.	1	78
South Jersey Industries Inc. (b)	3	123
Southwest Gas Corp.	2	161
Spark Energy Inc. - Class A (b)	1	7
Spire Inc.	2	175
Unitil Corp.	1	50
York Water Co.	1	34
		3,094
Total Common Stocks (cost $85,271)		101,065
PREFERRED STOCKS 0.0%
Communication Services 0.0%
GCI Liberty Inc. - Series A, 7.00%, (callable at 25 beginning 03/10/39) (f)	—	11
Total Preferred Stocks (cost $2)		11
RIGHTS 0.0%
A. Schulman Inc. (a) (c) (d) (e)	2	4
First Eagle Holdings Inc. (a) (c) (e)	3	1
Total Rights (cost $1)		5
SHORT TERM INVESTMENTS 4.6%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 1.99% (g) (h)	718	718
Securities Lending Collateral 3.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (g) (h)	3,920	3,920
Total Short Term Investments (cost $4,638)		4,638
Total Investments 104.1% (cost $89,912)		105,719
Other Assets and Liabilities, Net (4.1)%		(4,175)
Total Net Assets 100.0%		101,544

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A. Schulman Inc.	08/21/18	—	4	—
Ambac Financial Group Inc.	12/30/13	182	128	0.1
Ferroglobe Rep and Warranty Insurance Trust	11/21/16	—	—	—
		182	132	0.1

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 45.4%
Adjustable Rate Mortgage Trust
Series 2005-6A21-4, REMIC, 4.07%, 08/25/35 (a)	6,773	6,766
AIMCO CLO Corp.
Series 2014-AR-AA, 3.45%, (3M US LIBOR + 1.10%), 07/20/26 (a) (b)	1,000	1,000
Series 2015-AR-AA, 3.19%, (3M US LIBOR + 0.85%), 01/15/28 (a) (b)	1,000	996
Ajax Mortgage Loan Trust
Series 2017-A-A, 3.47%, 04/25/57 (b) (c)	7,600	7,608
ALM XIX LLC
Series 2016-A2-19A, 4.54%, (3M US LIBOR + 2.20%), 07/15/28 (a) (b)	2,500	2,505
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	4,080	3,980
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	2,731	2,786
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	2,697	2,440
Anchorage Capital CLO Ltd.
Series 2018-A1A-10A, 3.58%, 10/15/31 (a) (b) (d)	2,000	2,000
Apidos CLO XVI
Series 2013-A1R-16A, 3.32%, (3M US LIBOR + 0.98%), 01/19/25 (a) (b)	982	983
Aqua Finance Trust
Series 2017-A-A, 3.72%, 10/15/24 (b)	5,474	5,358
ArrowMark Colorado Holdings LLC
Series 2018-A1-9A, 3.46%, (3M US LIBOR + 1.12%), 07/15/31 (a) (b)	2,500	2,500
Assurant CLO III Ltd.
Series 2018-A-2A, 3.39%, (3M US LIBOR + 1.23%), 10/20/31 (a) (b)	1,500	1,500
Atlas Senior Loan Fund X Ltd.
Series 2018-A-10A, 3.43%, (3M US LIBOR + 1.09%), 01/15/31 (a) (b)	1,000	997
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 5.21%, (1M US LIBOR + 3.05%), 12/15/19 (a) (b)	2,785	2,797
Banc of America Alternative Loan Trust
Series 2006-1CB1-1, REMIC, 6.00%, 02/25/36	10,987	10,882
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	6,766	6,587
Bancorp Commercial Mortgage Trust
Series 2018-A-CRE4, 3.07%, 08/15/21 (b)	3,085	3,085
BBCMS Trust
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a) (b)	2,300	2,279
Series 2017-C-DELC, REMIC, 3.36%, (1M US LIBOR + 1.20%), 08/15/19 (a) (b)	722	722
Series 2017-D-DELC, REMIC, 3.86%, (1M US LIBOR + 1.70%), 08/15/19 (a) (b)	823	823
Series 2017-E-DELC, REMIC, 4.66%, (1M US LIBOR + 2.50%), 08/15/19 (a) (b)	1,725	1,729
Series 2017-F-DELC, REMIC, 5.66%, (1M US LIBOR + 3.50%), 08/15/19 (a) (b)	1,653	1,661
Series 2018-A-CBM, REMIC, 3.16%, (1M US LIBOR + 1.00%), 07/15/20 (a) (b)	2,389	2,392
Series 2014-E-BXO, REMIC, 4.72%, (1M US LIBOR + 2.56%), 08/15/27 (a) (b)	3,171	3,181
Bear Stearns Asset Backed Securities I Trust
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	2,033	2,283
BHMS Mortgage Trust
Series 2018-A-ATLS, REMIC, 3.41%, (1M US LIBOR + 1.25%), 07/15/20 (a) (b)	2,382	2,385
BX Trust
Series 2017-D-SLCT, 4.21%, (1M US LIBOR + 2.05%), 07/15/19 (a) (b)	984	985
Series 2017-E-SLCT, 5.31%, (1M US LIBOR + 3.15%), 07/15/19 (a) (b)	1,617	1,625
Series 2018-A-GW, 2.96%, (1M US LIBOR + 0.80%), 05/15/25 (a) (b)	2,264	2,264
Series 2018-D-GW, 3.93%, (1M US LIBOR + 1.77%), 05/15/25 (a) (b)	198	199
California Street CLO IX LP
Series 2012-AR-9A, 3.79%, (3M US LIBOR + 1.45%), 10/16/28 (a) (b)	2,050	2,051
	Shares/Par[1]	Value ($)
Carlyle Global Market Strategies CLO Ltd.
Series 2015-A1A-5A, 3.90%, (3M US LIBOR + 1.55%), 01/20/28 (a) (b)	5,000	5,005
Series 2015-A2A-5A, 4.60%, (3M US LIBOR + 2.25%), 01/20/28 (a) (b)	2,000	2,006
Series 2015-B2-5A, 5.60%, (3M US LIBOR + 3.25%), 01/20/28 (a) (b)	1,000	1,004
Catamaran CLO Ltd.
Series 2018-A1-1A, 3.63%, 10/25/31 (a) (b) (d)	2,000	2,000
CBAM Ltd.
Series 2018-A-6A, 3.33%, (3M US LIBOR + 0.94%), 07/15/31 (a) (b)	2,500	2,481
CFCRE Commercial Mortgage Trust
Series 2016-C-C4, REMIC, 5.04%, 04/10/26 (a)	2,839	2,900
Interest Only, Series 2016-XA-C4, REMIC, 1.90%, 05/10/58 (a)	11,819	1,154
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	10,613	8,167
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	3,735	3,106
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	3,742	2,967
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 5.16%, (1M US LIBOR + 3.00%), 11/15/19 (a) (b)	1,806	1,816
Series 2017-F-CSMO, REMIC, 5.90%, (1M US LIBOR + 3.74%), 11/15/19 (a) (b)	963	970
CIM Trust
Series 2017-B2-3RR, 11.98%, 01/27/57 (a) (b)	34,540	36,537
Series 2017-A1-6, 3.02%, 06/25/57 (a) (b)	12,434	11,912
Series 2016-B2-1RR, REMIC, 8.25%, 07/26/55 (a) (b)	25,000	23,798
Series 2016-B2-3RR, REMIC, 7.64%, 02/27/56 (a) (b)	25,000	23,884
Series 2016-B2-2RR, REMIC, 7.68%, 02/27/56 (a) (b)	25,000	23,926
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC21, REMIC, 1.36%, 05/10/47 (a)	29,432	1,487
Interest Only, Series 2016-XA-GC36, REMIC, 1.46%, 02/10/49 (a)	21,487	1,547
Interest Only, Series 2016-XA-P3, REMIC, 1.87%, 04/15/49 (a)	18,294	1,671
Citigroup Mortgage Loan Trust Inc.
Series 2009-3A2-12, REMIC, 6.00%, 05/25/37 (a) (b)	2,623	2,633
CitiMortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	2,305	2,245
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	2,068	2,030
CLNS Trust
Series 2017-D-IKPR, 4.18%, (1M US LIBOR + 2.05%), 06/11/22 (a) (b)	1,973	1,980
Series 2017-E-IKPR, 5.63%, (1M US LIBOR + 3.50%), 06/11/22 (a) (b)	1,973	1,984
Series 2017-F-IKPR, 6.63%, (1M US LIBOR + 4.50%), 06/11/22 (a) (b)	1,973	1,988
Cold Storage Trust
Series 2017-A-ICE3, 3.16%, (1M US LIBOR + 1.00%), 04/15/24 (a) (b)	1,790	1,794
Series 2017-C-ICE3, 3.51%, (1M US LIBOR + 1.35%), 04/15/24 (a) (b)	2,183	2,193
COMM Mortgage Trust
Series 2018-A-HCLV, 3.00%, 09/15/20 (a) (b)	3,070	3,047
Interest Only, Series 2016-XA-DC2, REMIC, 1.20%, 10/10/25 (a)	19,700	1,132
Series 2016-C-CR28, REMIC, 4.80%, 12/10/25 (a)	2,274	2,263
Series 2016-C-DC2, REMIC, 4.80%, 02/10/26 (a)	1,340	1,332
Interest Only, Series 2014-XA-CR17, REMIC, 1.24%, 05/10/47 (a)	36,444	1,438
Interest Only, Series 2015-XA-CR26, REMIC, 1.17%, 10/10/48 (a)	30,191	1,533
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.39%, 10/10/46 (a)	34,174	1,654
Commercial Mortgage Pass-Through Certificates
Series 2014-C-CR19, REMIC, 4.87%, 08/10/24 (a)	1,500	1,523

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Interest Only, Series 2015-XA-DC1, REMIC, 1.28%, 02/10/48 (a)	28,962	1,343
Commonbond Student Loan Trust
Series 2016-A1-B, 2.73%, 10/25/40 (b)	5,078	4,924
Series 2018-C-BGS, REMIC, 4.12%, 09/25/45 (b)	1,113	1,109
Core Industrial Trust
Series 2015-D-CALW, REMIC, 3.98%, 02/10/22 (a) (b)	2,000	1,994
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	5,325	3,276
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	8,393	7,270
Credit Suisse Mortgage Capital Certificates
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	5,318	4,280
Credit Suisse Mortgage Trust
Series 2018-A-TOP, 3.16%, 08/15/35 (a) (b)	3,080	3,082
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 1.07%, 01/17/25 (a)	20,554	870
Series 2015-C-C4, REMIC, 4.74%, 11/18/25 (a)	1,911	1,898
CSMC Trust
Series 2016-A1-PR1, REMIC, 5.50%, 05/25/19 (b) (c)	6,988	6,921
Series 2011-6A9-5R, REMIC, 3.86%, 11/27/37 (a) (b)	11,725	11,723
Series 2015-A1-PR2, REMIC, 7.25%, 07/26/55 (b) (c)	11,313	11,654
CSMLT Trust
Series 2015-1A2-3, REMIC, 3.50%, 08/25/34 (a) (b)	3,883	3,892
CVP CLO Ltd.
Series 2017-A-2A, 3.54%, (3M US LIBOR + 1.19%), 01/20/31 (a) (b)	2,000	2,001
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.64%, 05/10/49 (a)	24,341	2,016
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 2.52%, (1M US LIBOR + 0.30%), 09/25/47 (a)	22,327	19,938
Elevation CLO Ltd.
Series 2017-A-7A, 3.56%, (3M US LIBOR + 1.22%), 07/15/30 (a) (b)	2,500	2,501
First Horizon Alternative Mortgage Securities Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	4,811	3,681
FREMF Mortgage Trust
Principal Only, Series 2012-D-K708, REMIC, 0.00%, 02/25/45 (b)	25,000	24,544
Interest Only, Series 2012-X2A-K708, REMIC, 0.20%, 02/25/45 (b)	204,285	59
Interest Only, Series 2012-X2B-K708, REMIC, 0.20%, 02/25/45 (b)	54,167	29
Principal Only, Series 2014-D-K503, REMIC, 0.00%, 10/25/47 (e) (f)	42,571	40,138
Interest Only, Series 2014-X2A-K503, REMIC, 0.10%, 10/25/47 (e) (f)	377,743	104
Interest Only, Series 2014-X2B-K503, REMIC, 0.10%, 10/25/47 (e) (f)	102,170	78
GCAT LLC
Series 2017-5, 3.23%, 07/25/47 (b) (c)	3,183	3,184
GMACM Mortgage Loan Trust
Series 2005-A7-AF1, REMIC, 5.75%, 07/25/35	5,727	5,640
GPMT Ltd.
Series 2018-A-FL1, 3.08%, (1M US LIBOR + 0.90%), 12/19/20 (a) (b)	2,462	2,462
Greywolf CLO VII Ltd.
Series 2018-A1-7A, 3.50%, (3M US LIBOR + 1.18%), 10/20/31 (a) (b)	2,000	2,000
GS Mortgage Securities Trust
Series 2018-A-3PCK, 3.60%, 09/15/21 (a) (b)	3,077	3,077
Interest Only, Series 2016-XA-GS3, 1.39%, 10/10/49 (a)	32,360	2,396
Interest Only, Series 2015-XA-GC34, REMIC, 1.50%, 10/10/25 (a)	24,468	1,713
Interest Only, Series 2014-XA-GC20, REMIC, 1.24%, 04/10/47 (a)	15,814	641
Interest Only, Series 2014-XA-GC24, REMIC, 0.95%, 09/10/47 (a)	47,598	1,603
Interest Only, Series 2015-XA-GS1, REMIC, 0.96%, 11/10/48 (a)	34,272	1,615
	Shares/Par[1]	Value ($)
Series 2018-A-TWR, REMIC, 3.06%, (1M US LIBOR + 0.00%), 07/15/21 (a) (b)	1,000	1,000
Series 2018-D-TWR, REMIC, 3.76%, (1M US LIBOR + 0.00%), 07/15/21 (a) (b)	1,000	1,000
Series 2018-E-TWR, REMIC, 4.26%, (1M US LIBOR + 0.00%), 07/15/21 (a) (b)	1,000	1,000
Series 2018-F-TWR, REMIC, 4.96%, (1M US LIBOR + 0.00%), 07/15/21 (a) (b)	1,000	1,000
Series 2018-G-TWR, REMIC, 6.08%, (1M US LIBOR + 0.00%), 07/15/21 (a) (b)	1,000	1,000
Interest Only, Series 2017-C-2, REMIC, 1.28%, 08/10/50 (a)	34,257	2,588
Halcyon Loan Advisors Funding Ltd.
Series 2012-B-1A, 5.31%, (3M US LIBOR + 3.00%), 08/15/23 (a) (b)	500	500
Series 2012-C-2A, 5.19%, (3M US LIBOR + 2.85%), 12/20/24 (a) (b)	1,430	1,435
Series 2013-C-2A, 5.04%, (3M US LIBOR + 2.70%), 08/01/25 (a) (b)	250	250
Series 2013-D-2A, 6.14%, (3M US LIBOR + 3.80%), 08/01/25 (a) (b)	1,000	1,000
Series 2014-A1R-1A, 3.46%, (3M US LIBOR + 1.13%), 04/18/26 (a) (b)	758	758
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (b)	4,000	3,974
HERO Funding Trust
Series 2016-A2-4A, 4.29%, 09/20/37 (b)	6,906	7,106
Hunt CRE Ltd.
Series 2018-A-FL2, 3.17%, (1M US LIBOR + 0.00%), 06/15/23 (a) (b)	3,016	3,021
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 4.32%, 09/25/36 (a)	4,955	4,786
Jamestown CLO IV Ltd.
Series 2014-A1AR-4A, 3.03%, (3M US LIBOR + 0.69%), 07/15/26 (a) (b)	380	379
Jamestown CLO VI Ltd.
Series 2018-A1-6RA, 3.48%, (3M US LIBOR + 1.15%), 04/25/30 (a) (b)	3,000	2,993
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.81%, 07/15/24 (a)	2,000	1,994
Series 2015-C-C32, REMIC, 4.82%, 10/15/25 (a)	2,370	2,365
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	2,224	2,241
Interest Only, Series 2016-XA-C2, REMIC, 1.85%, 06/15/49 (a)	25,256	2,031
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2018-A-LAQ, 3.16%, (1M US LIBOR + 1.00%), 06/15/25 (a) (b)	2,380	2,383
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	774	774
Series 2016-E-WIKI, REMIC, 4.14%, 10/05/21 (a) (b)	3,075	2,991
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-C-MAUI, REMIC, 3.38%, (1M US LIBOR + 1.25%), 07/15/19 (a) (b)	753	755
Series 2017-D-MAUI, REMIC, 4.08%, (1M US LIBOR + 1.95%), 07/15/19 (a) (b)	706	710
Series 2017-E-MAUI, REMIC, 5.08%, (1M US LIBOR + 2.95%), 07/15/19 (a) (b)	625	631
Series 2017-F-MAUI, REMIC, 5.88%, (1M US LIBOR + 3.75%), 07/15/19 (a) (b)	880	889
Series 2017-B-FL10, REMIC, 3.16%, (1M US LIBOR + 1.00%), 06/15/22 (a) (b)	699	705
Series 2017-C-FL10, REMIC, 3.41%, (1M US LIBOR + 1.25%), 06/15/22 (a) (b)	528	533
Series 2017-D-FL10, REMIC, 4.06%, (1M US LIBOR + 1.90%), 06/15/22 (a) (b)	1,709	1,718
Series 2007-AM-LDPX, REMIC, 5.46%, 01/15/49 (a)	184	183
JPMorgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 3.27%, 03/26/37 (a) (b)	3,884	3,837
Kingsland VIII Ltd.
Series 2018-A-8A, 3.47%, (3M US LIBOR + 1.12%), 04/20/31 (a) (b)	2,000	1,988
Labrador Aviation Finance Ltd.
Series 2016-A1-1A, 4.30%, 01/15/24 (b)	17,917	17,930

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Lavender Trust
Series 2010-A3-RR2A, REMIC, 6.25%, 10/26/36 (b)	972	977
LCM XVI LP
Series AR-16A, 3.37%, (3M US LIBOR + 1.03%), 07/15/26 (a) (b)	1,500	1,500
Series DR-16A, 5.34%, (3M US LIBOR + 3.00%), 07/15/26 (a) (b)	500	500
Lehman Mortgage Trust
Series 2005-1A3-1, REMIC, 5.50%, 11/25/35	938	977
Lendmark Funding Trust
Series 2017-A-2A, 2.80%, 05/20/26 (b)	1,000	984
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, 1.27%, 03/10/50 (a) (b)	45,000	2,102
Madison Park Funding XV Ltd.
Series 2014-CR-15A, 5.79%, (3M US LIBOR + 3.45%), 01/27/26 (a) (b)	500	501
Madison Park Funding XVIII Ltd.
Series 2015-DR-18A, 5.30%, (3M US LIBOR + 2.95%), 10/21/30 (a) (b)	1,500	1,490
Marathon CLO VII Ltd.
Series 2014-A1R-7A, 3.66%, (3M US LIBOR + 1.32%), 10/28/25 (a) (b)	5,000	5,001
MASTR Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	5,910	5,612
Merrill Lynch Mortgage Trust
Series 2007-AM-C1, REMIC, 6.00%, 06/12/50 (a)	44	44
Midocean Credit CLO IX
Series 2018-A1-9A, 3.40%, (3M US LIBOR + 1.15%), 07/20/31 (a) (b)	2,500	2,497
Midocean Credit CLO VII
Series 2017-A1-7A, 3.66%, (3M US LIBOR + 1.32%), 07/15/29 (a) (b)	5,000	5,004
Monarch Beach Resort Trust
Series 2018-A-MBR, REMIC, 3.08%, 07/15/20 (a) (b)	3,034	3,038
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.49%, 09/15/24	1,500	1,454
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	1,913
Series 2015-C-C20, REMIC, 4.61%, 01/15/25 (a)	1,200	1,186
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	2,320	2,353
Interest Only, Series 2016-XA-C28, REMIC, 1.42%, 01/15/26 (a)	24,126	1,610
Series 2016-C-C29, REMIC, 4.91%, 04/15/26 (a)	676	692
Interest Only, Series 2013-XA-C7, REMIC, 1.50%, 02/15/46 (a)	20,832	991
Interest Only, Series 2016-XA-C30, REMIC, 1.59%, 09/15/49 (a)	28,144	2,393
Series 2016-C-C31, REMIC, 4.46%, 10/15/26 (a)	2,960	2,926
Morgan Stanley Capital I Trust
Series 2018-A-SUN, REMIC, 3.06%, (1M US LIBOR + 0.90%), 07/15/20 (a) (b)	2,389	2,391
Morgan Stanley Mortgage Loan Trust
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	1,497	1,013
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,923	1,533
Mosaic Solar Loan Trust
Series 2018-A-2GS, 4.20%, 02/20/44 (b)	2,389	2,382
MP CLO III Ltd.
Series 2013-AR-1A, 3.60%, (3M US LIBOR + 1.25%), 10/20/30 (a) (b)	2,000	2,001
MP CLO VIII Ltd.
Series 2015-AR-2A, 3.25%, (3M US LIBOR + 0.91%), 10/28/27 (a) (b)	2,000	1,995
Nassau Ltd.
Series 2018-A-IA, 3.43%, (3M US LIBOR + 1.15%), 07/15/31 (a) (b)	2,000	1,996
Natixis Commercial Mortgage Securities Trust
Series 2018-A-FL1, 3.11%, (1M US LIBOR + 0.95%), 06/15/35 (a) (b)	2,384	2,380
Series 2018-E-850T, REMIC, 4.11%, 07/15/21 (a) (b)	2,183	2,171
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 4.55%, 02/25/36 (a)	1,469	1,374
	Shares/Par[1]	Value ($)
NYMT Residential LLC
Series 2016-A-RP1A, 4.00%, 03/25/19 (b) (c)	4,707	4,708
Octagon Investment Partners XXI Ltd.
Series 2014-C-1A, 5.97%, (3M US LIBOR + 3.65%), 11/14/26 (a) (b)	1,000	1,002
Octagon Investment Partners XXIV Ltd.
Series 2015-A1R-1A, 3.21%, (3M US LIBOR + 0.90%), 05/21/27 (a) (b)	2,000	1,999
Octagon Loan Funding Ltd.
Series 2014-A1R-1A, 3.46%, (3M US LIBOR + 1.14%), 11/18/26 (a) (b)	5,000	5,001
OFSI Fund V Ltd.
Series 2018-A-1A, 3.49%, (3M US LIBOR + 1.15%), 07/15/31 (a) (b)	2,000	2,000
Palisades Center Trust
Series 2016-B-PLSD, REMIC, 3.36%, 04/13/21 (b)	3,019	2,972
Palmer Square Loan Funding Ltd.
Series 2017-A1-1A, 3.08%, (3M US LIBOR + 0.74%), 10/15/25 (a) (b)	3,539	3,526
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-A1R-1A, 3.54%, (3M US LIBOR + 1.20%), 08/23/31 (a) (b)	2,500	2,500
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.93%, 09/25/47 (b)	10,232	9,020
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL3, 3.25%, 06/29/32 (b) (c)	14,164	14,166
PRPM LLC
Series 2017-A1-3A, 3.47%, 11/25/20 (b) (c)	12,765	12,672
RAMP Trust
Series 2005-AI4-RS9, REMIC, 2.54%, (1M US LIBOR + 0.32%), 11/25/35 (a)	9,371	8,527
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 2.67%, (1M US LIBOR + 0.45%), 01/25/37 (a)	4,772	3,310
Interest Only, Series 2007-1A6-B, REMIC, 3.83%, (6.05% - (1M US LIBOR * 1)), 01/25/37 (a)	4,772	508
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	6,747	6,715
Residential Accredit Loans Inc. Trust
Series 2005-A41-QA10, REMIC, 5.04%, 09/25/35 (a)	1,764	1,584
Series 2006-A21-QA1, REMIC, 4.70%, 01/25/36 (a)	6,460	5,684
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	3,508	3,175
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	4,221	3,820
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	3,667	3,111
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	10,209	6,815
Series 2007-1A1-A3, REMIC, 2.67%, (1M US LIBOR + 0.45%), 04/25/37 (a)	6,872	3,878
Series 2007-1A2-A3, REMIC, 29.40%, (46.38% - (1M US LIBOR * 7.67)), 04/25/37 (a)	896	1,529
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	20,196	16,202
Residential Funding Mortgage Securities Inc. Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	586	575
Series 2006-A1-S11, REMIC, 6.00%, 11/25/36	3,493	3,356
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	1,361	1,269
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	2,574	2,377
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	11,010	10,443
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	2,486	2,395
Rockford Tower CLO Ltd.
Series 2017-A-3A, 3.54%, (3M US LIBOR + 1.19%), 10/20/30 (a) (b)	1,000	1,001
Series 2018-A-1A, 3.36%, (3M US LIBOR + 1.10%), 05/20/31 (a) (b)	3,000	2,993
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 3.11%, (1M US LIBOR + 0.95%), 06/15/33 (a) (b)	1,485	1,487
Series 2017-B-ROSS, 3.41%, (1M US LIBOR + 1.25%), 06/15/33 (a) (b)	1,485	1,490
SBA Tower Trust
Series 2017-C-1, 3.17%, 04/15/22 (b)	10,000	9,770
Shenton Aircraft Investments I Ltd.
Series 2015-A-1A, 4.75%, 11/15/27 (b)	12,253	12,358
Sofi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 09/25/26 (b)	8,000	7,762

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Sound Point CLO IV-R Ltd.
Series 2013-A-3RA, 3.65%, (3M US LIBOR + 1.15%), 04/18/31 (a) (b)	3,000	3,000
Sound Point CLO XXI Ltd.
Series 2018-A1A-21, 0.00%, (3M US LIBOR + 1.17%), 10/15/31 (a) (b) (d)	1,500	1,500
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (b)	5,427	5,403
Sprite Ltd.
Series 2017-A-1, 4.25%, 12/15/24 (b)	9,414	9,407
STARM Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 3.82%, 04/25/37 (a)	1,531	1,276
Steele Creek CLO Ltd.
Series 2015-AR-1A, 3.57%, (3M US LIBOR + 1.26%), 05/21/29 (a) (b)	4,000	4,002
Series 2014-A-1RA, 3.42%, 04/21/31 (b)	2,000	1,993
Series 2016-1A, 3.44%, (3M US LIBOR + 1.12%), 06/15/31 (a) (b)	2,000	2,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 4.18%, 11/25/35 (a)	8,208	8,010
Structured Asset Securities Corp. Trust
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	9,568	8,961
STWD Mortgage Trust
Series 2018-A-URB, 3.06%, (3M US LIBOR + 1.00%), 05/15/21 (a) (b)	4,101	4,101
TCI-Flatiron CLO Ltd.
Series 2016-B-1A, 4.54%, (3M US LIBOR + 2.25%), 07/17/28 (a) (b)	500	501
TCI-Symphony CLO Ltd.
Series 2016-D-1A, 6.14%, (3M US LIBOR + 3.80%), 10/13/29 (a) (b)	2,000	2,001
THL Credit Wind River CLO Ltd.
Series 2014-AR-2A, 3.48%, (3M US LIBOR + 1.14%), 01/15/31 (a) (b)	1,000	1,000
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (b)	4,208	4,309
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XA-C1, REMIC, 1.76%, 06/15/50 (a)	24,759	2,478
Upstart Securitization Trust
Series 2018-B-2, 4.45%, 12/22/25 (b)	4,000	3,995
Velocity Commercial Capital Loan Trust
Series 2017-AFX-2, REMIC, 3.07%, 11/25/47 (a) (b)	8,760	8,733
Vibrant CLO Ltd.
Series 2018-A1-10A, 3.59%, (3M US LIBOR + 1.20%), 10/20/31 (a) (b)	3,000	2,998
VOLT LIX LLC
Series 2017-A1-NPL6, 3.25%, 05/25/47 (b) (c)	12,324	12,326
VOLT LVI LLC
Series 2017-A1-NPL3, 3.50%, 03/25/47 (b) (c)	11,079	11,047
VOLT LXI LLC
Series 2017-A1-NPL8, 3.13%, 06/25/20 (b) (c)	9,929	9,930
Waldorf Astoria Boca Raton Trust
Series 2016-B-BOCA, REMIC, 4.21%, (1M US LIBOR + 2.05%), 06/15/29 (a) (b)	2,708	2,709
Series 2016-C-BOCA, REMIC, 4.66%, (1M US LIBOR + 2.50%), 06/15/29 (a) (b)	2,291	2,292
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	2,189	1,914
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	3,909	3,467
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	2,721	2,587
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (a) (b)	8,048	7,884
Wellfleet CLO Ltd.
Series 2017-A1-2A, 3.60%, (3M US LIBOR + 1.25%), 10/20/29 (a) (b)	3,000	3,003
Series 2017-A1-3A, 3.49%, (3M US LIBOR + 1.15%), 01/17/31 (a) (b)	3,250	3,244
Series 2018-A1-2A, 3.52%, (3M US LIBOR + 1.20%), 10/20/31 (a) (b) (d)	2,000	1,997
Wells Fargo & Co.
Interest Only, Series 2015-XA-P2, REMIC, 1.15%, 12/15/48 (a)	27,078	1,350
	Shares/Par[1]	Value ($)
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	3,445	3,425
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	3,758	3,515
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	1,212	1,182
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (a)	1,850	1,836
Series 2015-D-NXS4, REMIC, 3.75%, 11/18/25 (a)	2,031	1,878
Series 2016-C-C34, REMIC, 5.20%, 05/15/49 (a)	2,855	2,902
Interest Only, Series 2015-XA-LC20, REMIC, 1.51%, 04/15/50 (a)	24,203	1,420
Series 2016-C-C32, REMIC, 4.88%, 01/15/59 (a)	1,577	1,561
Interest Only, Series 2016-XA-C33, REMIC, 1.94%, 03/15/59 (a)	15,171	1,374
Interest Only, Series 2017-XA-RC1, REMIC, 1.71%, 01/15/60 (a)	25,156	2,309
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	7,156	7,111
Series 2007-1A4-3, REMIC, 6.00%, 04/25/37	1,484	1,490
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	2,691	2,705
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.26%, 03/15/47 (a)	21,642	894
Interest Only, Series 2014-XA-C25, REMIC, 1.05%, 11/15/47 (a)	28,590	1,148
Series 2016-C-C33, REMIC, 3.90%, 03/15/59	1,508	1,446
WhiteHorse X Ltd.
Series 2015-A1R-10A, 3.27%, (3M US LIBOR + 0.93%), 04/17/27 (a) (b)	3,000	3,000
Willis Engine Securitization Trust
Series 2018-A-A, 4.75%, 09/15/43 (b) (c)	2,000	2,006
Wind River CLO Ltd.
Series 2016-A-2A, 3.84%, (3M US LIBOR + 1.50%), 11/01/28 (a) (b)	2,500	2,501
Zais CLO 2 Ltd.
Series 2014-A1AR-2A, 3.54%, (3M US LIBOR + 1.20%), 07/25/26 (a) (b)	5,000	5,001
Zais CLO 5 Ltd.
Series 2016-A1-2A, 3.87%, (3M US LIBOR + 1.53%), 10/15/28 (a) (b)	2,000	2,000
Total Non-U.S. Government Agency Asset-Backed Securities (cost $966,707)		977,363
GOVERNMENT AND AGENCY OBLIGATIONS 46.2%
Collateralized Mortgage Obligations 29.3%
Federal Home Loan Mortgage Corp.
Series A-4260, REMIC, 3.00%, 02/15/32	10,628	10,497
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	7,718
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	9,339
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	5,824
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	4,950
Series A-4377, REMIC, 3.00%, 06/15/39	12,902	12,734
Series BK-4469, REMIC, 3.00%, 08/15/39	9,916	9,788
Series JA-3818, REMIC, 4.50%, 01/15/40	183	184
Series TB-4419, REMIC, 3.00%, 02/15/40	374	374
Series GA-4376, REMIC, 3.00%, 04/15/40	11,113	10,931
Series NY-4390, REMIC, 3.00%, 06/15/40	10,815	10,635
Series MA-4391, REMIC, 3.00%, 07/15/40	10,654	10,475
Interest Only, Series SP-3770, REMIC, 4.34%, (6.50% - (1M US LIBOR * 1)), 11/15/40 (a)	2,902	223
Interest Only, Series SM-3780, REMIC, 4.34%, (6.50% - (1M US LIBOR * 1)), 12/15/40 (a)	13,475	2,078
Series KA-4366, REMIC, 3.00%, 03/15/41	10,576	10,376
Series SL-4061, REMIC, 3.38%, (7.06% - (1M US LIBOR * 1.75)), 06/15/42 (a)	1,482	1,201
Series B-4481, REMIC, 3.00%, 12/15/42	20,260	19,644
Series CS-4156, REMIC, 2.88%, (5.40% - (1M US LIBOR * 1.2)), 01/15/43 (a)	5,045	3,971
Series UZ-4508, REMIC, 3.00%, 07/15/43	10,475	9,332
Series ZX-4404, REMIC, 4.00%, 04/15/44	57,296	57,472
Series CA-4573, REMIC, 3.00%, 11/15/44	34,189	33,121
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,734	1,738
Series KZ-4440, REMIC, 3.00%, 02/15/45	11,975	10,378
Series HA-4582, REMIC, 3.00%, 09/15/45	24,132	23,342
Interest Only, Series MS-4291, REMIC, 3.74%, (5.90% - (1M US LIBOR * 1)), 01/15/54 (a)	5,821	785
Series A-4734, REMIC, 3.00%, 07/15/42	27,311	26,736

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Series KM-4141, REMIC, 1.75%, 12/15/42	26,491	24,101
Federal National Mortgage Association
Interest Only, Series 2010-CS-134, REMIC, 4.46%, (6.68% - (1M US LIBOR * 1)), 12/25/25 (a)	1,997	153
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	5,787	5,478
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	1,781	1,696
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	19,067
Interest Only, Series 2005-S-2, REMIC, 4.38%, (6.60% - (1M US LIBOR * 1)), 02/25/35 (a)	7,654	1,062
Interest Only, Series 2011-PS-84, REMIC, 4.38%, (6.60% - (1M US LIBOR * 1)), 01/25/40 (a)	14,209	937
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	1,259	1,276
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	10,197	10,018
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	5,422	5,180
Interest Only, Series 2011-ES-93, REMIC, 4.28%, (6.50% - (1M US LIBOR * 1)), 09/25/41 (a)	2,186	307
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	1,951	1,967
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	1,945	1,961
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	12,029	10,691
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	15,206	14,904
Series 2013-NZ-31, REMIC, 3.00%, 04/25/43	16,365	14,227
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	18,286	17,878
Series 2013-ZA-52, REMIC, 3.00%, 06/25/43	4,078	3,684
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	15,517	15,697
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	11,248	9,787
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	27,913	26,891
Series 2017-CH-4, REMIC, 3.00%, 06/25/42	34,822	34,223
Series 2016-A-9, REMIC, 3.00%, 09/25/43	7,941	7,729
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	21,197	20,647
Series 2018-JA-27, REMIC, 3.00%, 12/25/47	9,506	9,054
Series 2018-C-33, REMIC, 3.00%, 05/25/48	52,741	50,441
Series 2018-A-64, REMIC, 3.00%, 09/25/48	24,883	23,671
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 3.93%, (6.10% - (1M US LIBOR * 1)), 03/20/40 (a)	9,043	564
Series 2011-WS-70, REMIC, 5.37%, (9.70% - (1M US LIBOR * 1)), 12/20/40 (a)	4,755	4,710
		631,847
Mortgage-Backed Securities 16.9%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/43 - 09/01/45	154,371	148,573
4.00%, 09/01/43 - 02/01/44	10,947	11,150
3.00%, 04/01/45	27,235	26,203
3.50%, 02/01/46 - 01/01/48	44,790	44,232
REMIC, 3.00%, 06/15/44	9,539	9,267
Federal National Mortgage Association
4.50%, 04/01/26	3,854	3,955
3.00%, 03/01/35 - 08/01/46	52,626	50,566

	Shares/Par[1]	Value ($)
3.50%, 09/01/43 - 08/01/45	41,933	41,439
4.00%, 01/01/48	17,169	17,369
Government National Mortgage Association
3.50%, 10/20/45	11,588	11,470
		364,224
Total Government And Agency Obligations (cost $1,033,847)		996,071
SHORT TERM INVESTMENTS 8.2%
Investment Companies 8.2%
JNL Government Money Market Fund - Institutional Class, 1.99% (g) (h)	176,866	176,866
Total Short Term Investments (cost $176,866)		176,866
Total Investments 99.8% (cost $2,177,420)		2,150,300
Other Assets and Liabilities, Net 0.2%		5,214
Total Net Assets 100.0%		2,155,514

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $610,445 and 28.3%, respectively.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
FREMF Mortgage Trust, Series 2014-D-K503 REMIC - Principal Only, 0.00%, 10/25/47	07/18/18	40,194	40,138	1.9
FREMF Mortgage Trust, Series 2014-X2A-K503 REMIC - Interest Only, 0.10%, 10/25/47	07/18/18	71	104	—
FREMF Mortgage Trust, Series 2014-X2B-K503 REMIC - Interest Only, 0.10%, 10/25/47	07/18/18	69	78	—
		40,334	40,320	1.9

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
CORPORATE BONDS AND NOTES 3.0%
Argentina 0.4%
Banco Hipotecario SA
25.23%, (Argentina Deposit Rates Badlar + 2.50%), 01/12/20, ARS (a)	22,915	527
YPF SA
36.75%, (Argentina Deposit Rates Badlar + 4.00%), 07/07/20 (a)	1,682	723
		1,250
China 1.6%
21Vianet Group Inc.
7.00%, 08/17/20	764	747
CAR Inc.
6.13%, 02/04/20	766	750
China Evergrande Group
8.75%, 06/28/25	790	709
CIFI Holdings Group Co. Ltd.
6.88%, 04/23/21	200	196
5.50%, 01/23/22	410	374
Country Garden Holdings Co. Ltd.
7.25%, 04/04/21	370	372
KWG Property Holding Ltd.
7.88%, 08/09/21	200	198
6.00%, 09/15/22	611	552
Logan Property Holdings Co. Ltd.
6.88%, 04/24/21	516	506
Shanghai eHi Car Rental Co. Ltd.
5.88%, 08/14/22	200	178
Times China Holdings Ltd.
6.25%, 01/17/21	595	568
Zoomlion Heavy Industry Science & Technology Co. Ltd.
6.13%, 12/20/22	200	192
		5,342
Colombia 0.2%
Frontera Energy Corp.
9.70%, 06/25/23	580	607
Ecuador 0.1%
Noble Sovereign Funding I Ltd.
8.02%, (3M US LIBOR + 5.63%), 09/24/19 (a)	237	235
Honduras 0.4%
Inversiones Atlantida SA
8.25%, 07/28/22	1,170	1,196
India 0.2%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28	851	769
Indonesia 0.0%
Jasa Marga Persero Tbk PT
7.50%, 12/11/20, IDR	2,660,000	171
Mongolia 0.1%
Trade & Development Bank of Mongolia LLC
9.38%, 05/19/20	350	371
Total Corporate Bonds And Notes (cost $12,058)		9,941
SENIOR LOAN INTERESTS 4.1%
Barbados 0.4%
Barbados
Term Loan, 0.00%, 12/20/19 (b) (c) (d) (e)	3,440	1,276
Ethiopia 0.5%
Ethiopian Railways Corp.
Term Loan, 6.28%, (3M LIBOR + 3.75%), 08/01/21 (a) (d) (e)	1,800	1,727
Kenya 0.2%
Government of the Republic of Kenya
Term Loan, 7.50%, (3M LIBOR + 5.00%), 04/18/19 (a) (d) (e)	550	550
	Shares/Par[1]	Value ($)
Tanzania 3.0%
Ministry of Finance and Planning Government of the United Republic of Tanzania
Term Loan, 7.03%, (6M LIBOR + 5.20%), 06/26/22 (a) (d) (e)	8,050	8,180
Tanzania Republic
Term Loan, 7.70%, (6M LIBOR + 5.20%), 05/23/23 (a) (d) (e)	1,940	1,967
		10,147
Total Senior Loan Interests (cost $15,711)		13,700
GOVERNMENT AND AGENCY OBLIGATIONS 58.8%
Albania 1.0%
Albania Government International Bond
5.75%, 11/12/20, EUR	2,763	3,488
Angola 0.4%
Angola Government International Bond
8.25%, 05/09/28	917	949
9.38%, 05/08/48	513	541
		1,490
Argentina 2.7%
Argentina Republic Government International Bond
4.50%, 06/21/19	421	415
5.00%, 01/15/27, EUR	201	187
6.25%, 11/09/47, EUR	7,446	6,538
6.88%, 01/11/48	2,377	1,836
City of Buenos Aires, Argentina
38.69%, (Argentina Deposit Rates Badlar + 3.25%), 03/29/24, ARS (a)	2,057	41
Provincia de Buenos Aires
36.25%, (Argentina Deposit Rates Badlar + 3.83%), 05/31/22, ARS (a)	2,380	53
30.66%, (Argentina Deposit Rates Badlar + 3.75%), 04/12/25, ARS (a)	2,459	57
		9,127
Bahrain 2.3%
Bahrain Government International Bond
6.13%, 08/01/23	1,118	1,135
7.00%, 10/12/28	2,159	2,143
6.75%, 09/20/29	406	395
7.50%, 09/20/47	3,529	3,401
CBB International Sukuk Co. 7 SPC
6.88%, 10/05/25	475	493
		7,567
Barbados 0.8%
Barbados Government International Bond
0.00%, 12/05/35 (b) (c)	5,386	2,855
Dominican Republic 1.6%
Dominican Republic International Bond
8.90%, 02/15/23, DOP	263,200	5,232
El Salvador 2.9%
El Salvador Government International Bond
7.75%, 01/24/23	2,532	2,640
5.88%, 01/30/25	162	151
6.38%, 01/18/27	1,439	1,349
8.63%, 02/28/29	3,180	3,352
8.25%, 04/10/32	2,088	2,135
		9,627
Iceland 4.8%
Iceland Rikisbref
6.25%, 02/05/20, ISK	6,393	58
7.25%, 10/26/22, ISK	53,070	507
8.00%, 06/12/25, ISK	706,470	7,161
5.00%, 11/15/28, ISK	133,704	1,125
6.50%, 01/24/31, ISK	772,930	7,336
		16,187
Indonesia 1.4%
Indonesia Government Bond
7.00%, 05/15/27, IDR	21,931,000	1,360
Indonesia Treasury Bond
6.13%, 05/15/28, IDR	56,535,000	3,284
		4,644

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Kazakhstan 0.4%
Kazakhstan Government Bond
9.60%, 04/03/21, KZT (d)	527,190	1,455
Macedonia 4.5%
Former Yugoslav Republic of Macedonia
3.98%, 07/24/21, EUR	6,051	7,451
Macedonia Government International Bond
4.88%, 12/01/20, EUR	5,551	6,970
2.75%, 01/18/25, EUR	530	606
		15,027
New Zealand 4.4%
New Zealand Government Inflation Indexed Bond
3.00%, 09/20/30, NZD (f)	6,942	5,727
2.50%, 09/20/35 - 09/20/40, NZD (f)	11,635	8,962
		14,689
Peru 3.9%
Peru Government International Bond
5.70%, 08/12/24, PEN	19,303	6,112
8.20%, 08/12/26, PEN	16,280	5,819
Republic of Peru
6.35%, 08/12/28, PEN	4,004	1,279
		13,210
Saudi Arabia 1.4%
Saudi Arabia Government International Bond
4.50%, 10/26/46	200	190
5.45%, 10/04/47	1,163	1,120
5.00%, 04/17/49	3,268	3,316
		4,626
Serbia 15.9%
Republic of Serbia
5.88%, 12/03/18	16	16
Serbia Treasury Bond
10.00%, 09/11/21 - 02/05/22, RSD	1,494,730	17,419
5.75%, 07/21/23, RSD	2,529,060	26,627
5.88%, 02/08/28, RSD	882,540	9,314
		53,376
Sri Lanka 7.0%
Sri Lanka Government Bond
8.00%, 11/15/18 - 11/01/19, LKR	618,720	3,653
8.50%, 05/01/19, LKR	127,000	748
10.60%, 07/01/19 - 09/15/19, LKR	435,560	2,599
9.25%, 05/01/20, LKR	74,020	432
9.00%, 05/01/21, LKR	133,000	756
9.45%, 10/15/21, LKR	479,000	2,756
11.20%, 07/01/22, LKR	56,460	338
10.00%, 10/01/22 - 03/15/23, LKR	783,560	4,519
10.20%, 07/15/23, LKR	427,000	2,542
11.40%, 01/01/24, LKR	160,000	953
11.00%, 08/01/24, LKR	41,000	243
10.25%, 03/15/25, LKR	56,730	325
11.00%, 08/01/21 - 08/01/25, LKR	182,380	1,089
11.50%, 12/15/21 - 08/01/26, LKR	99,000	599
10.75%, 03/01/21 - 03/15/28, LKR	319,000	1,897
11.50%, 09/01/28, LKR	25,000	151
		23,600
Thailand 1.1%
Thailand Government Inflation Indexed Bond
1.25%, 03/12/28, THB (g)	125,543	3,662
Tunisia 0.5%
Banque Centrale de Tunisie SA
5.63%, 02/17/24, EUR	1,392	1,573
Turkey 0.4%
Turkey Government International Bond
6.13%, 10/24/28	1,617	1,457
United States of America 1.4%
Federal Home Loan Mortgage Corp.
Interest Only, Series C11-362, 4.00%, 12/15/47	1,105	248
Interest Only, Series S-4070, REMIC, 3.94%, (6.10% - (1M US LIBOR * 1)), 06/15/32 (a)	2,457	316
	Shares/Par[1]	Value ($)
Federal National Mortgage Association
Interest Only, Series 2013-DS-15, REMIC, 3.98%, (6.20% - (1M US LIBOR * 1)), 03/25/33 (a)	918	112
Interest Only, Series 2010-SJ-124, REMIC, 3.83%, (6.05% - (1M US LIBOR * 1)), 11/25/38 (a)	1,441	72
Interest Only, Series 2012-SK-150, REMIC, 3.93%, (6.15% - (1M US LIBOR * 1)), 01/25/43 (a)	2,409	298
Interest Only, Series 2018-45-GI, REMIC, 4.00%, 06/25/48	6,972	1,686
Interest Only, Series 2018-BI-58, REMIC, 4.00%, 08/25/48	2,544	619
Interest Only, Series 2018-DI-59, REMIC, 4.00%, 08/25/48	6,298	1,519
		4,870
Total Government And Agency Obligations (cost $195,737)		197,762
COMMON STOCKS 7.3%
Cyprus 0.6%
Bank of Cyprus Holdings Plc (b)	723	1,846
Iceland 3.0%
Arion Bank hf	1,420	1,114
Eik Fasteignafelag hf	9,490	663
Eimskipafelag Islands hf	589	1,120
Hagar hf	3,872	1,629
Kvika banki hf (b)	475	33
N1 hf (b)	631	672
Reginn hf (b)	4,539	762
Reitir Fasteignafelag hf	2,240	1,531
Siminn hf	44,274	1,562
Sjova-Almennar Tryggingar hf	4,911	620
Tryggingamidstodin hf	1,118	302
Vatryggingafelag Islands hf	1,291	128
		10,136
Japan 1.1%
Mitsubishi UFJ Financial Group Inc.	194	1,204
Mizuho Financial Group Inc.	400	697
Resona Holdings Inc.	54	299
Sumitomo Mitsui Financial Group Inc.	24	983
Sumitomo Mitsui Trust Holdings Inc.	13	521
		3,704
Serbia 0.0%
Komercijalna banka ad Beograd (b)	5	92
Singapore 0.4%
Yoma Strategic Holdings Ltd.	6,170	1,196
South Korea 0.8%
Hyundai Mobis	1	144
Hyundai Motor Co.	1	155
KB Financial Group Inc.	3	147
KT&G Corp.	1	110
LG Chem Ltd.	—	105
LG Electronics Inc.	1	76
LG Household & Health Care Ltd.	—	122
NAVER Corp.	—	283
POSCO	—	105
Samsung Biologics Co. Ltd. (b)	—	151
Samsung C&T Corp.	1	127
Samsung Electronics Co. Ltd.	9	379
Samsung Life Insurance Co. Ltd.	1	113
Samsung SDI Co. Ltd.	1	139
Samsung SDS Co. Ltd.	1	131
SK Hynix Inc.	3	174
SK Telecom Co. Ltd.	1	140
S-Oil Corp.	1	105
		2,706
Vietnam 1.4%
Bank for Foreign Trade of Vietnam JSC	121	326
Bank for Investment and Development of Vietnam JSC (b)	67	101
Bao Viet Holdings	23	95
Binh Minh Plastics JSC	37	100
Coteccons Construction JSC	19	136

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Danang Rubber JSC	10	11
Domesco Medical Import Export JSC	47	168
HA TIEN 1 Cement JSC	31	20
Hoa Phat Group JSC (b)	175	316
Hoa Sen Group	23	12
KIDO Group Corp.	53	66
KinhBac City Development Share Holding Corp. (b)	74	40
Masan Group Corp. (b)	137	542
PetroVietnam Drilling and Well Services JSC (b)	38	33
PetroVietnam Fertilizer & Chemicals JSC	55	46
PetroVietnam Gas JSC	24	117
PetroVietnam Nhon Trach 2 Power JSC	127	143
PetroVietnam Technical Service JSC	90	90
Pha Lai Thermal Power JSC	31	27
Refrigeration Electrical Engineering Corp.	102	161
Saigon - Hanoi Commercial JSB (b)	135	53
Saigon Securities Inc.	96	137
Saigon Thuong Tin Commercial JSB (b)	213	123
Tan Tao Investment & Industry JSC (b)	153	18
Viet Capital Securities JSC	61	169
Vietnam Construction and Import-Export JSC	44	36
Vietnam Dairy Products JSC	78	459
Vietnam JSC Bank for Industry and Trade	21	25
Vietnam Prosperity JSC Bank	293	336
Vietnam Technological & Commercial JSC Bank (b) (h)	110	147
Vingroup JSC (b)	194	816
		4,869
Total Common Stocks (cost $25,211)		24,549
SHORT TERM INVESTMENTS 19.4%
Investment Companies 5.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (i) (j)	17,932	17,932
Treasury Securities 14.1%
Egypt Treasury Bill
18.06%, 10/02/18, EGP (k)	16,375	913
18.44%, 10/16/18, EGP (k)	44,825	2,481
18.41%, 12/18/18, EGP (k)	8,350	447
18.36%, 01/08/19, EGP (k)	5,250	278
17.58%, 01/15/19, EGP (k)	39,200	2,068
17.31%, 01/29/19, EGP (k)	12,300	644
17.09%, 04/02/19, EGP (k)	19,750	1,002
17.02%, 04/16/19, EGP (k)	26,350	1,328
16.59%, 04/23/19, EGP (k)	34,500	1,732
17.14%, 06/04/19, EGP (k)	39,200	1,929
15.99%, 07/23/19, EGP (k)	43,000	2,068
15.79%, 08/06/19, EGP (k)	14,350	686
Letras Banco Central Argentina Treasury Bill
32.92%, 10/17/18, ARS (k)	6,410	153
41.47%, 01/30/19, ARS (k)	25,930	634
Nigeria Treasury Bill
14.08%, 10/04/18, NGN (k)	130,319	357
12.67%, 10/11/18, NGN (k)	144,041	394
12.16%, 10/18/18, NGN (k)	145,500	397
12.77%, 10/18/18, NGN (k)	144,041	393
14.00%, 10/18/18, NGN (k)	74,468	203
12.06%, 10/25/18, NGN (k)	981,063	2,670
11.42%, 11/01/18, NGN (k)	193,952	526
11.96%, 11/01/18, NGN (k)	206,877	562
13.41%, 11/01/18, NGN (k)	340,898	926
	Shares/Par[1]	Value ($)
11.14%, 11/08/18, NGN (k)	313,874	851
10.97%, 11/15/18, NGN (k)	1,400,509	3,770
12.44%, 11/22/18, NGN (k)	708,949	1,897
10.33%, 11/29/18, NGN (k)	241,887	650
14.16%, 11/29/18, NGN (k)	251,700	677
12.17%, 12/06/18, NGN (k)	176,414	472
11.95%, 01/03/19 - 01/24/19, NGN (k)	249,413	652
12.07%, 01/10/19 - 01/17/19, NGN (k)	1,291,562	3,418
13.71%, 01/17/19, NGN (k)	482,033	1,275
12.00%, 01/31/19, NGN (k)	111,778	290
U.S. Treasury Bill
2.03%, 10/11/18 - 11/01/18 (k) (l)	6,000	5,995
2.06%, 11/29/18 (k) (l)	4,500	4,485
		47,223
Total Short Term Investments (cost $65,871)		65,155
Total Investments 92.6% (cost $314,588)		311,107
Total Purchased Options 1.3% (cost $6,098)		4,449
Other Derivative Instruments (1.1)%		(3,805)
Other Assets and Liabilities, Net 7.2%		24,293
Total Net Assets 100.0%		336,044

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Non-income producing security.

(c) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.2% of the Fund’s net assets.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(f) Treasury inflation indexed note, par amount is not adjusted for inflation.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(k) The coupon rate represents the yield to maturity.

(l) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Euro EURIBOR	703	September 2019	EUR	176,087	21	(24)
3M Euro EURIBOR	(703)	September 2020	EUR	(175,464)	(51)	108
5-Year USD Deliverable Interest Rate Swap	(10)	December 2018		(988)	(1)	4
90-Day Eurodollar	380	December 2018		92,636	14	(163)
90-Day Eurodollar	(380)	December 2019		(92,356)	(19)	339

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro-OAT	(104)	December 2018	EUR	(15,817)	(58)	127
					(94)	391

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Canada Bankers' Acceptance (S)	Paying	2.49	02/05/23	CAD	15,140	(8)	(95)
3M Canada Bankers' Acceptance (S)	Paying	2.51	02/05/23	CAD	7,620	(4)	(44)
3M Canada Bankers' Acceptance (Q)	Paying	2.39	03/14/23	CAD	4,595	(2)	(46)
3M Canada Bankers' Acceptance (Q)	Paying	2.40	03/14/23	CAD	5,974	(3)	(57)
3M EURIBOR (Q)	Receiving	(0.09)	03/25/20	EUR	25,489	(2)	(34)
3M EURIBOR (Q)	Receiving	(0.09)	03/25/20	EUR	25,489	(2)	(34)
3M EURIBOR (Q)	Receiving	(0.11)	03/26/20	EUR	8,248	(1)	(9)
3M EURIBOR (Q)	Receiving	(0.11)	03/27/20	EUR	8,248	(1)	(9)
3M EURIBOR (Q)	Receiving	(0.10)	03/27/20	EUR	8,248	(1)	(9)
3M EURIBOR (Q)	Receiving	(0.12)	04/03/20	EUR	24,577	(2)	(21)
3M EURIBOR (Q)	Receiving	(0.11)	04/05/20	EUR	8,413	(1)	(8)
3M EURIBOR (Q)	Receiving	(0.11)	04/06/20	EUR	8,413	(1)	(8)
3M EURIBOR (Q)	Receiving	(0.09)	04/15/20	EUR	57,648	(6)	(64)
3M LIBOR (Q)	Receiving	2.78	04/10/23		414	—	5
3M LIBOR (Q)	Receiving	2.75	04/12/23		257	—	3
3M LIBOR (Q)	Receiving	2.99	06/22/23		480	—	3
3M LIBOR (Q)	Receiving	2.89	06/27/23		825	—	6
3M LIBOR (Q)	Receiving	3.11	09/27/23		485	—	(1)
3M LIBOR (Q)	Receiving	3.09	09/28/23		460	—	(1)
3M LIBOR (Q)	Receiving	3.08	10/02/23		150	—	—
3M LIBOR (Q)	Receiving	3.06	10/02/23		600	—	—
3M LIBOR (Q)	Receiving	2.18	09/19/27		2,527	(1)	185
3M LIBOR (Q)	Receiving	2.68	01/30/28		2,230	—	78
3M LIBOR (Q)	Receiving	2.72	01/31/28		140	—	4
3M LIBOR (Q)	Receiving	2.74	02/01/28		2,985	(1)	91
3M LIBOR (Q)	Receiving	2.84	02/09/28		93	—	2
3M LIBOR (Q)	Receiving	2.82	04/12/28		100	—	2
3M LIBOR (Q)	Receiving	2.80	04/13/28		100	—	3
3M LIBOR (Q)	Receiving	2.89	04/18/28		157	—	3
3M LIBOR (Q)	Receiving	3.02	05/10/28		740	—	2
3M LIBOR (Q)	Receiving	3.01	05/29/28		715	—	6
3M LIBOR (Q)	Receiving	2.94	06/05/28		321	—	5
3M LIBOR (Q)	Receiving	2.96	06/07/28		278	—	3
3M LIBOR (Q)	Receiving	2.94	06/27/28		260	—	4
3M LIBOR (Q)	Receiving	3.13	09/28/28		680	—	(1)
3M LIBOR (Q)	Receiving	3.11	10/02/28		569	—	—
3M LIBOR (Q)	Receiving	3.12	10/02/28		922	—	—
3M LIBOR (Q)	Receiving	2.99	07/03/38		2,667	2	39
3M LIBOR (Q)	Receiving	2.98	07/05/38		414	—	6
3M LIBOR (Q)	Receiving	3.01	07/05/38		414	—	6
3M LIBOR (Q)	Receiving	3.01	07/05/38		539	—	7
3M LIBOR (Q)	Receiving	2.98	07/06/38		580	—	9
3M LIBOR (Q)	Receiving	2.97	07/07/38		893	1	14
3M LIBOR (Q)	Receiving	3.12	05/17/48		250	—	—
3M LIBOR (Q)	Receiving	3.12	05/18/48		482	—	1
3M LIBOR (Q)	Receiving	3.12	05/23/48		540	—	1
3M LIBOR (Q)	Receiving	3.02	05/29/48		184	—	4
3M LIBOR (Q)	Receiving	3.14	09/25/48		320	—	(1)
3M LIBOR (Q)	Receiving	3.14	09/26/48		345	—	(3)
3M LIBOR (Q)	Receiving	3.14	09/28/48		1,267	1	(5)
3M LIBOR (Q)	Receiving	3.12	10/01/48		754	—	—
3M LIBOR (Q)	Receiving	3.12	10/01/48		1,659	2	2
3M LIBOR (Q)	Receiving	3.12	10/02/48		367	1	1
3M LIBOR (Q)	Receiving	3.12	10/02/48		870	2	2
3M LIBOR (A)	Paying	1.75	07/31/20		1,732	—	(38)
3M LIBOR (S)	Paying	1.74	08/12/20		4,368	1	(98)
3M LIBOR (S)	Paying	1.62	08/14/20		4,650	1	(114)
3M LIBOR (S)	Paying	1.55	09/23/20		310	—	(9)
3M LIBOR (S)	Paying	1.42	10/28/20		2,230	1	(71)
3M LIBOR (S)	Paying	1.43	10/28/20		2,230	1	(71)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (S)	Paying	1.54	11/05/20		2,295	1	(68)
3M LIBOR (S)	Paying	1.56	11/09/20		2,221	1	(66)
3M LIBOR (S)	Paying	1.67	11/12/20		3,036	1	(83)
3M LIBOR (S)	Paying	1.11	02/23/21		1,343	—	(59)
3M LIBOR (S)	Paying	1.17	02/25/21		1,303	—	(56)
3M LIBOR (S)	Paying	1.59	04/12/26		1,275	1	(129)
3M LIBOR (S)	Paying	1.59	04/12/26		935	—	(95)
3M LIBOR (S)	Paying	1.68	05/06/26		1,800	1	(173)
3M LIBOR (S)	Paying	1.68	05/06/26		1,800	1	(173)
3M LIBOR (S)	Paying	1.66	05/09/26		901	—	(88)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.76	02/09/23	NZD	4,830	(1)	(60)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.75	02/09/23	NZD	6,650	(1)	(83)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.73	02/20/23	NZD	5,400	(1)	(64)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.74	02/22/23	NZD	5,360	(1)	(64)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.49	05/11/27	NZD	9,850	(11)	(370)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.17	06/26/27	NZD	12,860	(15)	(259)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.13	01/09/28	NZD	7,000	(9)	(115)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.15	01/11/28	NZD	10,000	(13)	(175)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.20	01/12/28	NZD	7,000	(9)	(145)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.24	06/07/28	NZD	3,000	(4)	(66)
3M New Zealand Bank Bill Forward Rate Agreement (S)	Paying	4.96	04/29/24	NZD	6,530	3	612
3M New Zealand Bank Bill Forward Rate Agreement (S)	Paying	4.05	06/16/25	NZD	5,278	3	300
3M New Zealand Bank Bill Forward Rate Agreement (S)	Paying	4.05	06/16/25	NZD	3,210	2	183
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.78	12/19/46	JPY	241,860	10	84
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.85	06/19/47	JPY	49,000	2	11
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.86	06/19/47	JPY	49,000	2	10
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.89	09/18/47	JPY	1,000	—	—
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.92	09/18/47	JPY	194,000	9	13
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.89	09/18/47	JPY	225,000	10	34
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.96	12/18/47	JPY	190,075	8	(1)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.95	12/18/47	JPY	198,000	9	2
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.95	12/18/47	JPY	441,000	20	11
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.95	12/18/47	JPY	506,535	23	11
6M BUBOR (S)	Receiving	1.27	12/13/21	HUF	406,479	(1)	16
6M BUBOR (S)	Receiving	1.46	01/12/22	HUF	753,650	(2)	18
6M BUBOR (S)	Receiving	1.44	01/13/22	HUF	693,350	(2)	19
6M BUBOR (S)	Receiving	1.25	02/06/23	HUF	650,326	(3)	69
6M BUBOR (S)	Receiving	1.27	02/07/23	HUF	631,444	(3)	66
6M BUBOR (S)	Receiving	1.32	02/09/23	HUF	815,810	(3)	79
6M BUBOR (S)	Receiving	1.19	03/12/23	HUF	192,000	(1)	24
6M BUBOR (S)	Receiving	1.15	03/13/23	HUF	96,000	—	13
6M BUBOR (S)	Receiving	1.82	06/15/23	HUF	890,226	(4)	34
6M BUBOR (S)	Receiving	1.89	06/18/23	HUF	181,774	(1)	5
6M BUBOR (S)	Receiving	1.92	07/28/26	HUF	636,700	(4)	131
6M BUBOR (S)	Receiving	1.94	08/01/26	HUF	448,000	(3)	91
6M BUBOR (S)	Receiving	1.94	09/21/26	HUF	171,688	(1)	37
6M BUBOR (S)	Receiving	1.93	09/21/26	HUF	176,090	(1)	38
6M BUBOR (S)	Receiving	1.89	09/21/26	HUF	434,356	(3)	98
6M BUBOR (S)	Receiving	2.14	10/13/26	HUF	174,916	(1)	28
6M BUBOR (S)	Receiving	2.04	10/20/26	HUF	460,887	(3)	89
6M BUBOR (S)	Receiving	2.08	10/28/26	HUF	181,556	(1)	33
6M BUBOR (S)	Receiving	2.18	11/03/26	HUF	182,148	(1)	28
6M BUBOR (S)	Receiving	2.15	11/07/26	HUF	178,600	(1)	29
6M BUBOR (S)	Receiving	2.12	11/08/26	HUF	177,417	(1)	31
6M BUBOR (S)	Receiving	2.14	11/10/26	HUF	488,487	(4)	81
6M BUBOR (S)	Receiving	2.09	02/07/28	HUF	114,925	(1)	30
6M BUBOR (S)	Receiving	2.18	02/07/28	HUF	170,259	(1)	40

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M BUBOR (S)	Receiving	2.12	02/07/28	HUF	344,338	(3)	88
6M BUBOR (S)	Receiving	2.20	02/08/28	HUF	173,664	(1)	40
6M BUBOR (S)	Receiving	2.23	02/09/28	HUF	332,834	(3)	72
6M BUBOR (S)	Receiving	2.82	06/15/28	HUF	72,386	(1)	4
6M BUBOR (S)	Receiving	2.97	06/18/28	HUF	170,084	(1)	1
6M EURIBOR (S)	Receiving	0.25	09/20/22	EUR	10,562	(13)	(52)
6M EURIBOR (S)	Receiving	1.00	03/21/23	EUR	800	(1)	(2)
6M EURIBOR (S)	Receiving	0.45	05/16/23	EUR	100	—	(1)
6M EURIBOR (S)	Receiving	0.43	05/22/23	EUR	1,317	(2)	1
6M EURIBOR (S)	Receiving	0.95	04/12/28	EUR	159	—	—
6M EURIBOR (S)	Receiving	1.64	02/27/48	EUR	3,400	(22)	(103)
6M EURIBOR (S)	Receiving	1.47	04/05/48	EUR	223	(1)	4
6M EURIBOR (S)	Receiving	1.36	04/05/48	EUR	625	(4)	10
6M EURIBOR (S)	Receiving	1.60	05/18/48	EUR	1,451	(10)	(27)
6M EURIBOR (S)	Receiving	1.59	05/24/48	EUR	100	(1)	(2)
6M EURIBOR (S)	Receiving	1.54	05/29/48	EUR	702	(5)	(1)
6M EURIBOR (S)	Receiving	1.46	05/31/48	EUR	137	(1)	3
6M EURIBOR (S)	Receiving	1.50	06/04/48	EUR	136	(1)	1
6M EURIBOR (A)	Paying	0.47	02/27/23	EUR	16,620	25	149
6M EURIBOR (A)	Paying	0.98	03/29/28	EUR	6,100	21	24
6M EURIBOR (A)	Paying	1.05	04/25/28	EUR	8,400	29	92
6M PRIBOR (S)	Receiving	2.12	07/27/28	CZK	118,890	—	143
6M PRIBOR (S)	Receiving	2.15	07/30/28	CZK	97,420	—	106
6M PRIBOR (S)	Receiving	2.16	07/31/28	CZK	97,600	—	104
6M PRIBOR (S)	Receiving	2.23	08/03/28	CZK	26,350	—	20
6M PRIBOR (S)	Receiving	2.21	08/06/28	CZK	32,470	—	28
6M PRIBOR (S)	Receiving	2.25	08/07/28	CZK	92,220	—	67
6M PRIBOR (S)	Receiving	2.23	08/08/28	CZK	15,340	—	13
6M PRIBOR (S)	Receiving	2.23	08/09/28	CZK	1,910	—	2
6M PRIBOR (S)	Receiving	2.22	08/10/28	CZK	9,540	—	8
6M PRIBOR (S)	Receiving	2.23	08/13/28	CZK	8,890	—	7
6M PRIBOR (S)	Receiving	2.19	08/16/28	CZK	22,849	—	22
6M PRIBOR (S)	Receiving	2.23	08/17/28	CZK	47,910	—	39
6M PRIBOR (S)	Receiving	2.23	08/17/28	CZK	47,910	—	39
6M PRIBOR (S)	Receiving	2.23	08/20/28	CZK	45,330	—	37
6M PRIBOR (S)	Receiving	2.24	08/21/28	CZK	45,696	—	35
6M PRIBOR (S)	Receiving	2.32	08/23/28	CZK	64,305	—	29
6M PRIBOR (S)	Receiving	2.20	09/08/28	CZK	46,490	—	42
6M PRIBOR (A)	Paying	2.03	07/27/22	CZK	279,980	—	(139)
6M PRIBOR (A)	Paying	2.06	07/30/22	CZK	249,290	—	(111)
6M PRIBOR (A)	Paying	2.07	07/31/22	CZK	248,573	—	(106)
6M PRIBOR (A)	Paying	2.11	08/03/22	CZK	67,110	—	(25)
6M PRIBOR (A)	Paying	2.08	08/06/22	CZK	82,220	—	(34)
6M PRIBOR (A)	Paying	2.06	08/16/22	CZK	57,144	—	(28)
6M PRIBOR (A)	Paying	2.11	08/17/22	CZK	105,620	—	(43)
6M PRIBOR (A)	Paying	2.11	08/17/22	CZK	105,620	—	(43)
6M PRIBOR (A)	Paying	2.10	08/18/22	CZK	110,600	—	(46)
6M PRIBOR (A)	Paying	2.12	08/21/22	CZK	112,447	—	(44)
6M PRIBOR (A)	Paying	2.13	08/21/22	CZK	36,868	—	(14)
6M PRIBOR (A)	Paying	2.17	08/23/22	CZK	26,870	—	(8)
6M PRIBOR (A)	Paying	2.20	08/23/22	CZK	140,731	—	(36)
6M PRIBOR (A)	Paying	2.15	08/06/23	CZK	88,110	—	(42)
6M PRIBOR (A)	Paying	2.20	08/07/23	CZK	175,724	—	(68)
6M PRIBOR (A)	Paying	2.18	08/08/23	CZK	36,710	—	(16)
6M PRIBOR (A)	Paying	2.18	08/09/23	CZK	4,563	—	(2)
6M PRIBOR (A)	Paying	2.17	08/10/23	CZK	22,820	—	(10)
6M PRIBOR (A)	Paying	2.16	08/13/23	CZK	18,617	—	(9)
6M PRIBOR (A)	Paying	2.17	08/13/23	CZK	21,470	—	(10)
6M WIBOR (A)	Paying	2.41	12/13/21	PLN	5,932	1	10
6M WIBOR (A)	Paying	2.46	01/12/22	PLN	11,203	1	22
6M WIBOR (A)	Paying	2.44	01/13/22	PLN	11,587	2	21
6M WIBOR (A)	Paying	2.73	02/06/23	PLN	9,094	2	35
6M WIBOR (A)	Paying	2.69	02/07/23	PLN	9,007	2	29
6M WIBOR (A)	Paying	2.63	02/09/23	PLN	11,069	2	28
6M WIBOR (A)	Paying	2.51	06/15/23	PLN	8,504	2	3
6M WIBOR (A)	Paying	2.53	06/18/23	PLN	3,446	1	2
6M WIBOR (A)	Paying	2.23	07/28/26	PLN	8,990	4	(91)
6M WIBOR (A)	Paying	2.22	08/01/26	PLN	6,486	3	(66)
6M WIBOR (A)	Paying	2.28	09/21/26	PLN	2,348	1	(22)
6M WIBOR (A)	Paying	2.30	09/21/26	PLN	8,687	4	(53)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M WIBOR (A)	Paying	2.49	10/13/26	PLN	2,483	1	(14)
6M WIBOR (A)	Paying	2.47	10/19/26	PLN	2,524	1	(16)
6M WIBOR (A)	Paying	2.43	10/20/26	PLN	2,770	1	(19)
6M WIBOR (A)	Paying	2.44	10/20/26	PLN	3,785	2	(25)
6M WIBOR (A)	Paying	2.47	10/28/26	PLN	2,600	1	(16)
6M WIBOR (A)	Paying	2.56	11/02/26	PLN	2,600	1	(12)
6M WIBOR (A)	Paying	2.54	11/07/26	PLN	2,600	1	(13)
6M WIBOR (A)	Paying	2.50	11/08/26	PLN	2,600	1	(15)
6M WIBOR (A)	Paying	2.52	11/10/26	PLN	7,186	4	(40)
6M WIBOR (A)	Paying	3.12	02/07/28	PLN	2,429	1	10
6M WIBOR (A)	Paying	3.14	02/07/28	PLN	1,612	1	—
6M WIBOR (A)	Paying	3.17	02/07/28	PLN	4,912	3	27
6M WIBOR (A)	Paying	3.10	02/08/28	PLN	2,429	1	9
6M WIBOR (A)	Paying	3.08	02/09/28	PLN	4,678	3	15
Harmonised Index of Consumer Prices (A)	Receiving	1.57	08/15/32	EUR	1,778	(3)	40
Harmonised Index of Consumer Prices (A)	Receiving	1.59	08/15/32	EUR	1,783	(3)	35
Harmonised Index of Consumer Prices (A)	Receiving	1.60	08/15/32	EUR	1,741	(3)	29
Harmonised Index of Consumer Prices (A)	Receiving	1.74	02/15/33	EUR	86	—	—
Harmonised Index of Consumer Prices (A)	Paying	1.79	08/15/42	EUR	1,741	3	(47)
Harmonised Index of Consumer Prices (A)	Paying	1.77	08/15/42	EUR	1,778	3	(60)
Harmonised Index of Consumer Prices (A)	Paying	1.78	08/15/42	EUR	1,783	3	(58)
Harmonised Index of Consumer Prices (A)	Paying	1.93	02/15/43	EUR	86	—	1
Harmonised Index of Consumer Prices (A)	Paying	1.90	08/04/47	EUR	469	1	(8)
Harmonised Index of Consumer Prices (A)	Paying	1.89	08/07/47	EUR	29	—	(1)
Korean Won 3M Certificate of Deposit (Q)	Paying	2.28	06/20/28	KRW	1,358,530	2	16
Mexican Interbank Rate (M)	Receiving	7.67	12/02/27	MXN	84,100	8	138
Mexican Interbank Rate (M)	Receiving	7.67	12/03/27	MXN	84,500	8	139
Mexican Interbank Rate (M)	Receiving	7.80	12/06/27	MXN	35,130	3	42
Mexican Interbank Rate (M)	Receiving	8.30	08/23/28	MXN	51,460	6	(17)
Mexican Interbank Rate (M)	Paying	7.70	12/12/19	MXN	338,100	—	(69)
Mexican Interbank Rate (M)	Paying	7.72	12/13/19	MXN	332,600	—	(65)
Mexican Interbank Rate (M)	Paying	7.92	12/16/19	MXN	95,160	—	(7)
Mexican Interbank Rate (M)	Paying	8.08	08/31/20	MXN	194,750	—	35
Mexican Interbank Rate (M)	Paying	8.08	08/31/20	MXN	221,486	2	26
US CPURNSA (A)	Receiving	2.42	02/06/43		609	(1)	(1)
US CPURNSA (A)	Receiving	2.15	08/04/47		374	(1)	26
US CPURNSA (A)	Receiving	2.16	08/04/47		631	(2)	42
US CPURNSA (A)	Receiving	2.13	08/22/47		797	(2)	59
US CPURNSA (A)	Receiving	2.15	08/25/47		792	(2)	56
US CPURNSA (A)	Receiving	2.15	09/01/47		790	(2)	56
US CPURNSA (A)	Paying	2.41	02/06/33		609	—	—
						45	76

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.EM.30 (Q)	1.00	12/20/23	5,131	219	7	(17)
CDX.EM.30 (Q)	1.00	12/20/23	3,890	166	6	(24)
Penerbangan Malaysia Bhd, 5.63%, 03/15/16 (Q)	1.00	12/20/23	35,470	(104)	9	(274)
Republic of Colombia, 10.38%, 01/28/33 (Q)	1.00	12/20/23	6,990	34	—	(27)
Republic of South Africa, 5.50%, 03/09/20 (Q)	1.00	12/20/23	2,215	104	2	(9)
Russian Federation, 7.50%, 03/31/30 (Q)	1.00	06/20/23	1,479	22	(1)	4
Russian Federation, 7.50%, 03/31/30 (Q)	1.00	06/20/23	832	12	—	2
Russian Federation, 7.50%, 03/31/30 (Q)	1.00	06/20/23	468	7	—	1
Russian Federation, 7.50%, 03/31/30 (Q)	1.00	12/20/23	14,157	293	(2)	(65)
State of Qatar, 9.75%, 06/15/30 (Q)	1.00	12/20/22	2,380	(44)	(1)	(44)
United Mexican States, 4.15%, 03/28/27 (Q)	1.00	12/20/23	17,595	107	3	(65)
				816	23	(518)

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Foreign Currency Options
Chinese Offshore Yuan versus USD ‡	BOA	Call	CNH	6.93	06/28/19	11,000,000	207

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]		Value ($)
Chinese Offshore Yuan versus USD ‡	CIT	Call	CNH	7.45	11/09/18		17,000,000	1
Chinese Offshore Yuan versus USD ‡	GSC	Call	CNH	6.95	06/28/19		6,200,000	109
Chinese Offshore Yuan versus USD ‡	GSC	Call	CNH	6.93	06/28/19		4,600,000	87
Euro versus USD ‡	BNP	Call	EUR	0.88	02/28/22		19,106,000	82
Euro versus USD ‡	GSC	Call	EUR	0.87	02/24/22		19,130,000	73
Mexican Peso versus USD ‡	CGM	Call	MXN	21.32	05/06/19		3,440,000	50
Mexican Peso versus USD ‡	CIT	Call	MXN	21.32	05/06/19		7,230,000	105
Mexican Peso versus USD ‡	GSC	Call	MXN	21.32	05/06/19		3,440,000	50
Mexican Peso versus USD ‡	GSC	Call	MXN	21.32	05/07/19		7,960,000	116
Euro versus SEK ‡	BNP	Put	SEK	9.68	01/18/19	EUR	3,869,000	4
Euro versus SEK ‡	BNP	Put	SEK	9.96	04/15/19	EUR	5,985,000	43
Euro versus SEK ‡	CIT	Put	SEK	9.67	01/18/19	EUR	3,968,000	4
Euro versus SEK ‡	CIT	Put	SEK	9.58	04/12/19	EUR	5,440,000	10
Euro versus SEK ‡	CIT	Put	SEK	9.96	04/12/19	EUR	7,250,000	52
Euro versus SEK ‡	DUB	Put	SEK	9.56	04/23/19	EUR	8,410,000	16
Euro versus SEK ‡	DUB	Put	SEK	9.70	01/16/19	EUR	5,253,000	5
Euro versus USD ‡	BNP	Put		1.13	05/29/19	EUR	14,236,000	143
Euro versus USD ‡	GSC	Put		1.14	05/27/19	EUR	12,203,000	156
								1,313
Index Options
Euro Stoxx 50 Index	GSC	Call	EUR	3,560.00	06/16/23		1,100	256
FTSE 100 Index	GSC	Call	GBP	6,275.00	02/15/22		299	397
								653
Interest Rate Swaptions[11]
3M LIBOR, 07/03/38	BOA	Call		3.00	06/29/28		10,255,000	482
3M LIBOR, 07/06/38	CGM	Call		3.01	07/03/28		4,146,000	196
3M LIBOR, 07/07/38	GSC	Call		2.99	07/05/28		3,830,000	179
3M LIBOR, 07/07/38	MSC	Call		2.98	07/05/28		4,146,000	192
3M LIBOR, 07/03/38	BOA	Put		3.00	06/29/28		10,255,000	625
3M LIBOR, 07/06/38	CGM	Put		3.01	07/03/28		4,146,000	251
3M LIBOR, 07/07/38	GSC	Put		2.99	07/05/28		3,830,000	235
3M LIBOR, 07/07/38	MSC	Put		2.98	07/05/28		4,146,000	256
6M EURIBOR, 05/17/49	GSC	Put		1.91	05/15/19	EUR	11,435,000	67
								2,483

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Foreign Currency Options
Chinese Offshore Yuan versus USD ‡	DUB	Call	CNH	7.45	11/09/18	17,000,000	(2)
							(2)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AED/USD	SCB	10/16/19	AED	5,215	1,419	—
AED/USD	BNP	02/03/20	AED	7,800	2,121	1
AED/USD	BNP	02/18/20	AED	3,735	1,016	—
ARS/USD	BNP	10/02/18	ARS	79,191	1,918	(810)
ARS/USD	CIT	10/02/18	ARS	114,465	2,773	(1,169)
ARS/USD	BNP	10/03/18	ARS	329	8	(3)
ARS/USD	CIT	10/03/18	ARS	451	11	(5)
ARS/USD	BNP	10/05/18	ARS	780	19	—
ARS/USD	CIT	10/05/18	ARS	4,452	107	(7)
ARS/USD	GSC	10/05/18	ARS	193,656	4,671	(192)
ARS/USD	BNP	10/22/18	ARS	14,775	348	(96)
ARS/USD	BNP	11/20/18	ARS	40,334	915	(301)
AUD/USD	CIT	10/04/18	AUD	1,500	1,084	1
AUD/USD	SCB	10/10/18	AUD	4,742	3,428	13
AUD/USD	SCB	10/19/18	AUD	11,505	8,317	51
AUD/USD	GSC	10/26/18	AUD	209	151	(1)
AUD/USD	SCB	10/26/18	AUD	10,645	7,696	(212)
AUD/USD	CIT	12/13/18	AUD	2,290	1,656	11
BHD/USD	SCB	10/07/19	BHD	142	376	—
BRL/USD	SCB	10/02/18	BRL	23,665	5,860	7
BRL/USD	SCB	11/16/18	BRL	3,704	914	9
CLP/USD	SCB	10/17/18	CLP	506,790	771	(24)
CNY/USD	DUB	10/18/18	CNY	23,000	3,343	(77)
CNY/USD	GSC	10/18/18	CNY	32,546	4,730	(114)
CNY/USD	JPM	10/18/18	CNY	24,000	3,488	(85)
CNY/USD	SCB	10/18/18	CNY	23,000	3,343	(83)
CNY/USD	CIT	06/28/19	CNY	36,628	5,322	(42)
CNY/USD	DUB	06/28/19	CNY	8,798	1,278	3
CNY/USD	SCB	06/28/19	CNY	19,069	2,771	(5)
CNY/USD	DUB	07/18/19	CNY	23,000	3,342	(9)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Purchased/ Sold		Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CNY/USD		GSC	07/18/19	CNY	32,546	4,729	(11)
CNY/USD		JPM	07/18/19	CNY	24,000	3,487	(9)
CNY/USD		SCB	07/18/19	CNY	23,000	3,342	(8)
COP/USD		GSC	10/29/18	COP	20,804,051	7,023	78
COP/USD		UBS	11/30/18	COP	7,945,642	2,679	5
COP/USD		CIT	12/06/18	COP	9,725,040	3,279	154
COP/USD		GSC	12/13/18	COP	3,697,418	1,246	56
COP/USD		SCB	12/14/18	COP	3,632,912	1,224	39
COP/USD		UBS	12/21/18	COP	3,452,384	1,163	26
CZK/EUR		DUB	10/01/18	EUR	(5,828)	(6,766)	(62)
CZK/EUR		DUB	10/16/18	EUR	(5,783)	(6,722)	(14)
EGP/USD		HSB	11/05/18	EGP	14,840	820	7
EGP/USD		HSB	11/27/18	EGP	10,450	574	7
EGP/USD		HSB	12/05/18	EGP	15,000	822	10
EGP/USD		HSB	12/18/18	EGP	9,650	527	3
EGP/USD		HSB	02/27/19	EGP	10,730	574	8
EGP/USD		HSB	03/12/19	EGP	15,540	828	15
EGP/USD		DUB	03/18/19	EGP	4,209	224	1
EGP/USD		HSB	03/19/19	EGP	15,571	828	5
EGP/USD		DUB	04/30/19	EGP	20,955	1,100	17
EGP/USD		CIT	05/13/19	EGP	34,980	1,830	2
EGP/USD		DUB	05/30/19	EGP	19,264	1,003	10
EGP/USD		HSB	06/04/19	EGP	46,000	2,392	26
EGP/USD		DUB	06/13/19	EGP	924	48	1
EGP/USD		DUB	06/17/19	EGP	5,352	277	3
EGP/USD		DUB	07/15/19	EGP	7,450	383	—
EGP/USD		DUB	07/25/19	EGP	10,759	551	10
EGP/USD		DUB	07/29/19	EGP	10,745	550	8
EGP/USD		DUB	07/30/19	EGP	10,721	548	7
EGP/USD		JPM	08/05/19	EGP	5,506	281	2
EGP/USD		DUB	08/14/19	EGP	7,521	383	—
EGP/USD		DUB	08/27/19	EGP	3,245	165	2
EGP/USD		HSB	09/04/19	EGP	20,230	1,024	9
EGP/USD		DUB	09/05/19	EGP	15,360	777	8
EGP/USD		DUB	09/09/19	EGP	20,715	1,047	15
EUR/USD		JPM	10/05/18	EUR	1,183	1,374	(6)
EUR/USD		DUB	11/15/18	EUR	610	711	(10)
EUR/USD		DUB	11/20/18	EUR	11,990	13,976	(26)
EUR/USD		DUB	12/20/18	EUR	862	1,007	(2)
EUR/USD		DUB	01/10/19	EUR	5,133	6,013	(100)
EUR/USD		DUB	01/10/19	EUR	1,455	1,704	4
EUR/USD		SCB	01/24/19	EUR	1,172	1,375	21
EUR/USD		JPM	01/25/19	EUR	60	71	(1)
EUR/USD		SCB	02/01/19	EUR	280	329	(4)
EUR/USD		UBS	02/07/19	EUR	3,600	4,227	26
EUR/USD		GSC	02/21/19	EUR	1,178	1,384	(12)
EUR/USD		GSC	02/21/19	EUR	5,879	6,913	20
EUR/USD		SCB	03/07/19	EUR	156	184	—
EUR/HUF		GSC	12/21/18	HUF	(292,950)	(1,059)	—
EUR/NOK		CIT	10/22/18	NOK	(12,000)	(1,476)	(15)
EUR/PLN		DUB	10/01/18	PLN	(25,130)	(6,817)	(44)
EUR/PLN		DUB	10/16/18	PLN	(24,515)	(6,651)	12
EUR/PLN		GSC	10/23/18	PLN	(685)	(186)	(3)
EUR/RON		CIT	01/23/19	RON	(8,523)	(2,122)	(54)
EUR/RON		DUB	01/23/19	RON	(8,600)	(2,141)	(56)
EUR/RON		JPM	01/23/19	RON	(5,211)	(1,297)	(31)
EUR/RON		BNP	01/28/19	RON	(5,013)	(1,248)	(36)
EUR/RON		DUB	01/28/19	RON	(7,101)	(1,768)	(46)
EUR/RON		BNP	02/01/19	RON	(9,538)	(2,374)	(59)
EUR/RON		CIT	02/01/19	RON	(16,737)	(4,167)	(106)
EUR/RON		DUB	02/01/19	RON	(3,411)	(849)	(22)
EUR/RON		SCB	02/08/19	RON	(1,000)	(249)	(3)
EUR/RON		DUB	02/14/19	RON	(1,529)	(381)	(8)
EUR/RON		SCB	02/14/19	RON	(765)	(190)	(4)
EUR/RON		JPM	02/19/19	RON	(5,930)	(1,476)	(31)
EUR/RON		BNP	02/20/19	RON	(7,655)	(1,905)	(40)
EUR/RON		DUB	02/20/19	RON	(5,359)	(1,334)	(29)
EUR/RON		CIT	02/22/19	RON	(5,362)	(1,334)	(29)
EUR/RON		DUB	02/22/19	RON	(4,789)	(1,192)	(26)
EUR/RON		SCB	02/22/19	RON	(415)	(103)	(1)
IDR/USD		JPM	10/10/18	IDR	21,614,465	1,449	22
IDR/USD		SCB	10/10/18	IDR	15,175,535	1,017	16
IDR/USD		DUB	11/30/18	IDR	20,036,500	1,335	(20)
IDR/USD		SCB	11/30/18	IDR	20,061,500	1,336	(19)
ILS/USD		GSC	10/05/18	ILS	35,466	9,753	7
ILS/USD		GSC	11/13/18	ILS	34,110	9,410	(51)
INR/USD		SCB	12/14/18	INR	22,870	313	(2)
INR/USD		UBS	12/14/18	INR	102,440	1,400	(9)
INR/USD		DUB	01/07/19	INR	116,090	1,582	(10)
INR/USD		GSC	01/07/19	INR	230,335	3,139	(15)
INR/USD		JPM	01/07/19	INR	150,305	2,048	(10)
JPY/USD		SCB	10/25/18	JPY	310,525	2,738	(47)
JPY/USD		SCB	11/08/18	JPY	545,454	4,814	(98)
JPY/USD		GSC	11/15/18	JPY	77,250	682	(16)
JPY/USD		SCB	11/20/18	JPY	608,806	5,378	(165)
KZT/USD		CIT	10/01/18	KZT	114,343	315	(10)
KZT/USD		DUB	10/01/18	KZT	271,886	749	(19)
MAD/USD		SCB	12/13/18	MAD	11,622	1,221	46
MAD/USD		BNP	12/14/18	MAD	22,087	2,320	86
MAD/USD		BNP	01/22/19	MAD	3,565	373	(1)
MAD/USD		BNP	01/22/19	MAD	3,810	399	2
NOK/EUR		CIT	10/22/18	EUR	(3,395)	(3,948)	38
NOK/EUR		JPM	10/31/18	EUR	(5,596)	(6,512)	75
NOK/EUR		DUB	11/05/18	EUR	(7,703)	(8,968)	108
NOK/EUR		JPM	11/30/18	EUR	(2,595)	(3,028)	100
NZD/USD		SCB	10/26/18	NZD	4,800	3,182	33
OMR/USD		BNP	01/23/19	OMR	1,156	2,998	14
OMR/USD		BNP	04/03/19	OMR	477	1,236	1
OMR/USD		BNP	08/28/19	OMR	1,966	5,074	16
PHP/USD		JPM	10/23/18	PHP	96,070	1,775	(5)
PHP/USD		BNP	11/05/18	PHP	83,980	1,550	(22)
PHP/USD		CIT	11/05/18	PHP	103,200	1,905	(25)
PHP/USD		UBS	11/05/18	PHP	134,300	2,479	(32)
PLN/EUR		DUB	10/01/18	EUR	(144)	(167)	—
PLN/EUR		GSC	10/23/18	EUR	(160)	(186)	—
QAR/USD	*	SCB	12/06/18	QAR	4,340	1,188	—
QAR/USD	*	BNP	01/10/19	QAR	870	238	—
RON/EUR		DUB	01/23/19	EUR	(464)	(544)	1
RON/EUR		DUB	01/28/19	EUR	(628)	(737)	1
RON/EUR		CIT	02/01/19	EUR	(1,658)	(1,947)	5
RON/EUR		DUB	02/22/19	EUR	(675)	(794)	11
RSD/EUR		DUB	10/10/18	EUR	(957)	(1,111)	16
RSD/EUR		DUB	10/18/18	EUR	(509)	(592)	23
THB/USD		GSC	10/05/18	THB	100,000	3,092	32
THB/USD		SCB	10/05/18	THB	88,100	2,724	31
THB/USD		GSC	10/31/18	THB	66,900	2,071	6
THB/USD		SCB	10/31/18	THB	73,600	2,278	7
THB/USD		DUB	11/09/18	THB	73,196	2,266	60
THB/USD		SCB	11/09/18	THB	49,264	1,525	40
THB/USD		UBS	11/09/18	THB	17,336	537	15
TRY/USD		SCB	10/09/18	TRY	22,580	3,724	178
TRY/USD		DUB	01/28/19	TRY	9,945	1,526	(860)
TRY/USD		SCB	01/28/19	TRY	9,945	1,526	(859)
TRY/USD		GSC	02/03/20	TRY	23,946	2,945	(2,268)
TRY/USD		JPM	02/03/20	TRY	12,676	1,559	(1,173)
TRY/USD		DUB	02/10/20	TRY	9,945	1,219	(940)
TRY/USD		SCB	02/10/20	TRY	18,225	2,234	(1,728)
TRY/USD		GSC	02/14/20	TRY	18,069	2,209	(1,715)
TRY/USD		SCB	02/14/20	TRY	12,701	1,553	(1,206)
TWD/USD		CIT	10/11/18	TWD	52,000	1,704	(49)
TWD/USD		DUB	10/12/18	TWD	47,000	1,540	(46)
TWD/USD		CIT	10/16/18	TWD	37,690	1,236	(39)
TWD/USD		GSC	10/16/18	TWD	73,132	2,398	(68)
TWD/USD		SCB	10/16/18	TWD	19,120	627	(21)
TWD/USD		BNP	10/23/18	TWD	49,000	1,607	(38)
TWD/USD		SCB	10/23/18	TWD	90,000	2,952	(68)
TWD/USD		GSC	10/31/18	TWD	55,660	1,827	(56)
TWD/USD		JPM	10/31/18	TWD	29,000	952	(23)
TWD/USD		SCB	10/31/18	TWD	26,000	853	(32)
TWD/USD		GSC	04/24/19	TWD	54,590	1,817	(69)
TWD/USD		CIT	04/30/19	TWD	63,000	2,098	(70)
TWD/USD		DUB	04/30/19	TWD	63,527	2,115	(71)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
UGX/USD	SCB	10/10/18	UGX	223,645	58	2
UGX/USD	SCB	11/19/18	UGX	464,879	121	(1)
UGX/USD	SCB	11/26/18	UGX	465,123	120	(1)
UGX/USD	SCB	01/07/19	UGX	576,410	148	6
UGX/USD	CIT	01/14/19	UGX	583,772	150	1
UGX/USD	CIT	02/11/19	UGX	366,090	93	4
UGX/USD	SCB	02/14/19	UGX	512,942	131	(1)
UGX/USD	SCB	02/15/19	UGX	477,315	122	—
UGX/USD	SCB	02/28/19	UGX	478,168	122	—
USD/AED	SCB	10/16/19	AED	(5,215)	(1,419)	(5)
USD/AED	BNP	02/03/20	AED	(35,804)	(9,735)	(28)
USD/AED	BNP	02/05/20	AED	(48,790)	(13,266)	(39)
USD/AED	BNP	02/18/20	AED	(3,735)	(1,016)	(3)
USD/ARS	GSC	10/02/18	ARS	(193,656)	(4,690)	194
USD/ARS	BNP	10/03/18	ARS	(780)	(19)	—
USD/ARS	BNP	10/05/18	ARS	(142,902)	(3,447)	165
USD/ARS	BOA	10/05/18	ARS	(7,778)	(188)	10
USD/ARS	DUB	10/05/18	ARS	(17,560)	(424)	23
USD/ARS	GSC	10/05/18	ARS	(13,291)	(321)	20
USD/ARS	BNP	10/09/18	ARS	(16,575)	(398)	4
USD/ARS	DUB	10/09/18	ARS	(15,917)	(382)	7
USD/ARS	GSC	10/09/18	ARS	(142,227)	(3,412)	42
USD/ARS	GSC	10/22/18	ARS	(2,185)	(51)	20
USD/AUD	SCB	10/26/18	AUD	(21)	(15)	—
USD/BHD	SCB	12/31/18	BHD	(329)	(872)	(14)
USD/BHD	BNP	06/19/19	BHD	(748)	(1,978)	(18)
USD/BHD	SCB	06/20/19	BHD	(363)	(960)	(8)
USD/BHD	SCB	06/24/19	BHD	(726)	(1,920)	(17)
USD/BHD	BNP	06/25/19	BHD	(728)	(1,925)	(20)
USD/BHD	SCB	06/25/19	BHD	(275)	(727)	(8)
USD/BHD	BOA	09/19/19	BHD	(837)	(2,212)	(31)
USD/BHD	SCB	09/25/19	BHD	(587)	(1,551)	(25)
USD/BHD	SCB	10/03/19	BHD	(352)	(930)	(14)
USD/BHD	SCB	10/07/19	BHD	(1,795)	(4,740)	(69)
USD/BHD	BOA	10/15/19	BHD	(235)	(621)	(10)
USD/BHD	BOA	10/31/19	BHD	(389)	(1,027)	(17)
USD/BHD	BOA	11/04/19	BHD	(538)	(1,420)	(23)
USD/BHD	BNP	02/24/20	BHD	(351)	(924)	(11)
USD/BHD	BNP	03/02/20	BHD	(351)	(924)	(12)
USD/BHD	BNP	03/19/20	BHD	(268)	(705)	(12)
USD/BHD	BNP	03/23/20	BHD	(335)	(881)	(13)
USD/BHD	BNP	03/26/20	BHD	(257)	(676)	(10)
USD/BRL	SCB	10/02/18	BRL	(23,665)	(5,860)	(220)
USD/BRL	CIT	11/16/18	BRL	(3,704)	(914)	—
USD/CLP	BNP	10/17/18	CLP	(506,790)	(771)	14
USD/CNY	DUB	10/18/18	CNY	(23,000)	(3,343)	28
USD/CNY	GSC	10/18/18	CNY	(32,546)	(4,730)	38
USD/CNY	JPM	10/18/18	CNY	(24,000)	(3,488)	29
USD/CNY	SCB	10/18/18	CNY	(23,000)	(3,343)	27
USD/CNY	CIT	06/28/19	CNY	(7,084)	(1,029)	(6)
USD/CNY	CIT	06/28/19	CNY	(52,100)	(7,570)	274
USD/CNY	DUB	06/28/19	CNY	(20,783)	(3,019)	(24)
USD/CNY	SCB	06/28/19	CNY	(35,185)	(5,112)	(43)
USD/CNY	DUB	07/18/19	CNY	(23,000)	(3,342)	55
USD/CNY	GSC	07/18/19	CNY	(32,546)	(4,729)	83
USD/CNY	JPM	07/18/19	CNY	(24,000)	(3,487)	62
USD/CNY	SCB	07/18/19	CNY	(23,000)	(3,342)	60
USD/CNY	CIT	08/27/19	CNY	(24,599)	(3,574)	(24)
USD/CNY	SCB	08/27/19	CNY	(25,300)	(3,676)	(23)
USD/EUR	SCB	10/04/18	EUR	(16,330)	(18,963)	232
USD/EUR	JPM	10/05/18	EUR	(1,712)	(1,988)	145
USD/EUR	CIT	10/11/18	EUR	(1,618)	(1,879)	22
USD/EUR	SCB	10/18/18	EUR	(19,687)	(22,887)	984
USD/EUR	JPM	10/25/18	EUR	(7,063)	(8,216)	311
USD/EUR	SCB	10/30/18	EUR	(32)	(37)	—
USD/EUR	SCB	11/01/18	EUR	(10,426)	(12,135)	511
USD/EUR	DUB	11/08/18	EUR	(1,082)	(1,261)	22
USD/EUR	DUB	11/15/18	EUR	(5,505)	(6,415)	132
USD/EUR	SCB	11/29/18	EUR	(12,187)	(14,216)	323
USD/EUR	SCB	12/06/18	EUR	(357)	(417)	10
USD/EUR	GSC	12/13/18	EUR	(8,713)	(10,178)	197
USD/EUR	DUB	12/20/18	EUR	(3,999)	(4,675)	61
USD/EUR	DUB	01/10/19	EUR	(5,021)	(5,881)	(32)
USD/EUR	SCB	01/17/19	EUR	(519)	(608)	(1)
USD/EUR	SCB	01/17/19	EUR	(1,265)	(1,483)	17
USD/EUR	SCB	01/24/19	EUR	(1,384)	(1,623)	(25)
USD/EUR	JPM	01/25/19	EUR	(5,112)	(5,996)	44
USD/EUR	SCB	01/31/19	EUR	(1,031)	(1,210)	(16)
USD/EUR	SCB	02/01/19	EUR	(7,160)	(8,403)	61
USD/EUR	UBS	02/07/19	EUR	(32)	(38)	—
USD/EUR	DUB	02/14/19	EUR	(3,397)	(3,991)	(13)
USD/EUR	GSC	02/21/19	EUR	(13,420)	(15,779)	(44)
USD/EUR	GSC	02/21/19	EUR	(8)	(9)	—
USD/EUR	JPM	02/28/19	EUR	(11,028)	(12,973)	8
USD/EUR	SCB	03/07/19	EUR	(4,496)	(5,293)	84
USD/GHS	JPM	05/22/19	GHS	(1,083)	(206)	(1)
USD/GHS	JPM	05/23/19	GHS	(438)	(83)	(1)
USD/GHS	JPM	05/31/19	GHS	(238)	(45)	(1)
USD/GHS	SCB	06/03/19	GHS	(472)	(89)	(2)
USD/GHS	SCB	06/04/19	GHS	(599)	(113)	(4)
USD/GHS	JPM	06/06/19	GHS	(1,488)	(282)	(18)
USD/GHS	SCB	06/06/19	GHS	(478)	(91)	(6)
USD/GHS	JPM	06/07/19	GHS	(736)	(139)	(8)
USD/GHS	JPM	06/10/19	GHS	(1,227)	(232)	(13)
USD/GHS	JPM	06/17/19	GHS	(1,204)	(227)	(8)
USD/GHS	SCB	06/19/19	GHS	(709)	(134)	(5)
USD/GHS	SCB	06/20/19	GHS	(709)	(134)	(5)
USD/GHS	JPM	06/24/19	GHS	(978)	(184)	(8)
USD/GHS	JPM	07/09/19	GHS	(1,277)	(239)	(15)
USD/GHS	JPM	07/12/19	GHS	(1,259)	(236)	(11)
USD/IDR	DUB	11/30/18	IDR	(5,370,400)	(358)	(3)
USD/IDR	GSC	11/30/18	IDR	(16,805,600)	(1,120)	(11)
USD/ILS	GSC	10/05/18	ILS	(2,010)	(553)	8
USD/ILS	JPM	10/22/18	ILS	(1,476)	(406)	7
USD/INR	CIT	12/14/18	INR	(125,310)	(1,713)	(6)
USD/INR	BOA	01/07/19	INR	(294,875)	(4,019)	(15)
USD/INR	JPM	01/07/19	INR	(201,855)	(2,751)	(12)
USD/JPY	SCB	10/25/18	JPY	(238,153)	(2,100)	66
USD/JPY	GSC	11/15/18	JPY	(170,108)	(1,502)	35
USD/KRW	CIT	11/28/18	KRW	(2,798,450)	(2,526)	(29)
USD/KRW	GSC	12/17/18	KRW	(3,852,830)	(3,480)	(30)
USD/KRW	DUB	01/14/19	KRW	(3,379,000)	(3,055)	(10)
USD/KRW	GSC	01/14/19	KRW	(4,574,000)	(4,136)	(8)
USD/KRW	JPM	01/14/19	KRW	(3,817,772)	(3,452)	(27)
USD/KRW	JPM	01/30/19	KRW	(1,434,140)	(1,297)	(4)
USD/KZT	CIT	10/01/18	KZT	(114,343)	(315)	10
USD/KZT	DUB	10/01/18	KZT	(328,452)	(904)	30
USD/KZT	GSC	10/01/18	KZT	(57,777)	(159)	5
USD/KZT	CIT	10/25/18	KZT	(76,850)	(211)	18
USD/KZT	DUB	01/28/19	KZT	(95,130)	(256)	(5)
USD/KZT	DUB	01/28/19	KZT	(57,070)	(154)	13
USD/KZT	SCB	01/28/19	KZT	(57,580)	(155)	(1)
USD/KZT	DUB	02/11/19	KZT	(271,886)	(730)	7
USD/MAD	SCB	12/13/18	MAD	(11,622)	(1,221)	(4)
USD/MAD	BNP	12/14/18	MAD	(7,517)	(789)	18
USD/MYR	GSC	10/24/18	MYR	(3,590)	(867)	—
USD/MYR	GSC	11/26/18	MYR	(5,260)	(1,270)	12
USD/MYR	UBS	11/26/18	MYR	(5,360)	(1,294)	12
USD/NGN	ICB	10/03/18	NGN	(200,953)	(551)	2
USD/NZD	CIT	10/04/18	NZD	(1,623)	(1,076)	1
USD/NZD	SCB	10/10/18	NZD	(5,480)	(3,633)	(18)
USD/NZD	SCB	10/16/18	NZD	(11,686)	(7,747)	167
USD/NZD	SCB	10/19/18	NZD	(12,554)	(8,322)	(57)
USD/NZD	SCB	10/26/18	NZD	(15,314)	(10,152)	281
USD/NZD	BNP	12/20/18	NZD	(10,931)	(7,248)	(56)
USD/OMR	BNP	01/23/19	OMR	(1,156)	(2,998)	(203)
USD/OMR	BNP	01/24/19	OMR	(1,156)	(2,998)	(203)
USD/OMR	BNP	04/03/19	OMR	(2,773)	(7,186)	(166)
USD/OMR	BNP	05/02/19	OMR	(1,401)	(3,628)	(113)
USD/OMR	SCB	05/28/19	OMR	(723)	(1,871)	(68)
USD/OMR	SCB	06/05/19	OMR	(2,031)	(5,256)	(160)
USD/OMR	BNP	08/14/19	OMR	(2,303)	(5,948)	(298)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Purchased/ Sold		Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/OMR		BNP	08/21/19	OMR	(3,010)	(7,774)	(350)
USD/OMR		BNP	08/28/19	OMR	(1,966)	(5,074)	(231)
USD/OMR		BNP	08/17/20	OMR	(347)	(888)	(7)
USD/PHP		BNP	10/09/18	PHP	(55,960)	(1,035)	(6)
USD/PHP		DUB	10/23/18	PHP	(25,405)	(469)	—
USD/PHP		GSC	10/23/18	PHP	(29,212)	(540)	3
USD/PHP		UBS	10/23/18	PHP	(32,000)	(591)	10
USD/PHP		BOA	11/05/18	PHP	(64,875)	(1,198)	5
USD/PHP		DUB	11/05/18	PHP	(32,730)	(604)	(4)
USD/PHP		JPM	11/05/18	PHP	(9,453)	(175)	(1)
USD/PHP		JPM	11/05/18	PHP	(76,285)	(1,408)	6
USD/PHP		MSC	11/05/18	PHP	(91,630)	(1,692)	—
USD/QAR	*	SCB	12/06/18	QAR	(4,340)	(1,188)	(21)
USD/QAR	*	SCB	12/10/18	QAR	(5,210)	(1,427)	(26)
USD/QAR	*	SCB	12/13/18	QAR	(2,052)	(562)	(8)
USD/QAR	*	BNP	12/17/18	QAR	(1,023)	(280)	(3)
USD/QAR	*	BNP	12/19/18	QAR	(2,375)	(650)	(7)
USD/QAR	*	BNP	01/08/19	QAR	(3,240)	(888)	(6)
USD/QAR	*	BNP	01/09/19	QAR	(3,241)	(888)	(6)
USD/QAR	*	BNP	01/10/19	QAR	(3,250)	(889)	(9)
USD/QAR	*	SCB	01/10/19	QAR	(4,066)	(1,114)	(13)
USD/QAR	*	BNP	01/16/19	QAR	(1,023)	(280)	(2)
USD/RUB		GSC	10/29/18	RUB	(88,559)	(1,348)	(11)
USD/SGD		DUB	10/05/18	SGD	(2,397)	(1,754)	(1)
USD/THB		DUB	11/09/18	THB	(73,196)	(2,266)	39
USD/THB		SCB	11/09/18	THB	(49,264)	(1,525)	25
USD/TRY		SCB	10/09/18	TRY	(22,581)	(3,724)	(92)
USD/TRY		DUB	01/28/19	TRY	(9,945)	(1,526)	859
USD/TRY		SCB	01/28/19	TRY	(9,945)	(1,526)	861
USD/TRY		GSC	02/03/20	TRY	(24,131)	(2,968)	1,787
USD/TRY		JPM	02/03/20	TRY	(12,714)	(1,564)	954
USD/TRY		DUB	02/10/20	TRY	(10,002)	(1,226)	746
USD/TRY		SCB	02/10/20	TRY	(18,305)	(2,243)	1,366
USD/TRY		GSC	02/14/20	TRY	(18,069)	(2,209)	1,398
USD/TRY		SCB	02/14/20	TRY	(12,814)	(1,567)	948
USD/TWD		CIT	10/11/18	TWD	(14,000)	(459)	29
USD/TWD		GSC	10/11/18	TWD	(38,000)	(1,245)	78
USD/TWD		SCB	10/12/18	TWD	(47,000)	(1,541)	97
USD/TWD		CIT	10/16/18	TWD	(52,700)	(1,728)	93
USD/TWD		DUB	10/16/18	TWD	(18,900)	(620)	32
USD/TWD		SCB	10/16/18	TWD	(58,342)	(1,912)	103
USD/TWD		GSC	10/23/18	TWD	(73,000)	(2,394)	173
USD/TWD		SCB	10/23/18	TWD	(66,000)	(2,165)	155
USD/TWD		GSC	10/31/18	TWD	(110,660)	(3,631)	138
USD/TWD		JPM	04/24/19	TWD	(54,590)	(1,817)	120
USD/TWD		BOA	04/30/19	TWD	(57,527)	(1,916)	72
USD/TWD		SCB	04/30/19	TWD	(69,000)	(2,298)	86
USD/UYU	*	CIT	10/09/18	UYU	(57,820)	(1,735)	24
USD/UYU	*	JPM	10/23/18	UYU	(6,130)	(183)	2
USD/UYU	*	JPM	10/26/18	UYU	(66,537)	(1,987)	(1)
USD/UYU	*	JPM	11/05/18	UYU	(13,633)	(406)	(4)
USD/UYU	*	JPM	11/05/18	UYU	(3,592)	(107)	—
USD/UYU	*	CIT	11/08/18	UYU	(40,980)	(1,219)	(3)
USD/UYU	*	CIT	11/29/18	UYU	(39,720)	(1,174)	(12)
USD/UYU	*	CIT	12/14/18	UYU	(16,800)	(495)	(1)
USD/UYU	*	JPM	12/14/18	UYU	(37,075)	(1,092)	7
USD/UYU	*	CIT	02/04/19	UYU	(40,340)	(1,172)	(5)
USD/ZAR		GSC	10/12/18	ZAR	(25,356)	(1,791)	(68)
USD/ZAR		SCB	12/07/18	ZAR	(25,298)	(1,773)	(153)
USD/ZAR		GSC	12/20/18	ZAR	(24,892)	(1,742)	(85)
UYU/USD	*	CIT	10/09/18	UYU	54,360	1,631	(128)
UYU/USD	*	CIT	10/23/18	UYU	6,130	183	(28)
UYU/USD	*	JPM	10/26/18	UYU	66,537	1,986	(307)
UYU/USD	*	JPM	11/05/18	UYU	17,225	513	(66)
UYU/USD	*	CIT	11/08/18	UYU	40,980	1,219	(100)
UYU/USD	*	CIT	11/13/18	UYU	25,680	763	(64)
UYU/USD	*	CIT	11/29/18	UYU	39,720	1,174	(142)
UYU/USD	*	CIT	12/14/18	UYU	53,875	1,587	(82)
UYU/USD	*	CIT	01/14/19	UYU	53,381	1,560	(251)
UYU/USD	*	CIT	02/04/19	UYU	40,340	1,173	(109)
ZAR/USD		GSC	10/12/18	ZAR	2,892	204	1
						(278,143)	(4,081)

*Forward Foreign Currency Contract fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Schedules of Investments.

OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M KLIBOR (Q)	Paying	CGM	3.92	07/19/23	MYR	10,000	—	10
3M KLIBOR (Q)	Paying	CGM	3.88	07/23/23	MYR	17,500	—	9
3M KLIBOR (Q)	Paying	CGM	3.88	08/01/23	MYR	3,900	—	2
3M KLIBOR (Q)	Paying	CGM	3.88	08/01/23	MYR	8,000	—	4
3M KLIBOR (Q)	Paying	CGM	3.89	08/14/23	MYR	3,705	—	2
3M KLIBOR (Q)	Paying	CGM	3.89	08/14/23	MYR	3,705	—	2
3M KLIBOR (Q)	Paying	CGM	3.86	09/04/23	MYR	9,300	—	2
3M KLIBOR (Q)	Paying	CGM	3.89	09/05/23	MYR	7,400	—	4
3M KLIBOR (Q)	Paying	SCB	3.93	07/19/23	MYR	10,000	—	11
3M KLIBOR (Q)	Paying	SCB	3.88	07/23/23	MYR	4,100	—	2
3M KLIBOR (Q)	Paying	SCB	3.88	09/04/23	MYR	3,700	—	1
3M KLIBOR (Q)	Paying	SCB	3.88	09/04/23	MYR	3,600	—	1
3M New Zealand Bank Bill Forward Rate Agreement (S)	Paying	JPM	4.06	06/04/23	NZD	1,890	—	109
3M SAIBOR (Q)	Receiving	BOA	3.37	04/11/26	SAR	9,000	—	41
3M SAIBOR (Q)	Receiving	BOA	3.43	05/10/26	SAR	7,148	—	28
3M SAIBOR (Q)	Receiving	GSC	2.16	08/03/20	SAR	16,320	—	94
3M SAIBOR (Q)	Receiving	GSC	2.35	08/12/20	SAR	16,235	—	79
3M SAIBOR (Q)	Receiving	GSC	2.40	08/17/20	SAR	17,174	—	79
3M SAIBOR (Q)	Receiving	GSC	3.41	08/22/20	SAR	13,898	—	(8)
3M SAIBOR (Q)	Receiving	GSC	3.46	05/09/26	SAR	14,229	—	46
Korean Won 3M Certificate of Deposit (Q)	Paying	BOA	2.29	06/20/28	KRW	1,651,070	—	21
Korean Won 3M Certificate of Deposit (Q)	Paying	CGM	2.22	06/20/23	KRW	2,670,000	—	20

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Korean Won 3M Certificate of Deposit (Q)	Paying	CGM	2.22	06/20/23	KRW	3,399,000	—	26
Korean Won 3M Certificate of Deposit (Q)	Paying	CGM	2.28	06/20/28	KRW	2,039,000	—	25
Korean Won 3M Certificate of Deposit (Q)	Paying	DUB	2.20	06/20/23	KRW	3,299,000	—	23
Korean Won 3M Certificate of Deposit (Q)	Paying	DUB	2.27	06/20/28	KRW	2,018,000	—	24
Korean Won 3M Certificate of Deposit (Q)	Paying	DUB	2.28	06/20/28	KRW	2,039,000	—	25
Korean Won 3M Certificate of Deposit (Q)	Paying	GSC	2.21	06/20/23	KRW	2,622,000	—	20
Korean Won 3M Certificate of Deposit (Q)	Paying	GSC	2.27	06/20/28	KRW	1,441,500	—	17
Korean Won 3M Certificate of Deposit (Q)	Paying	GSC	2.28	06/20/28	KRW	1,456,500	—	18
Korean Won 3M Certificate of Deposit (Q)	Paying	SCB	2.28	06/20/28	KRW	834,107	—	10
US CPURNSA (A)	Receiving	BOA	1.97	06/23/27		13,660	—	528
							—	1,275

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Lebanese Republic, 11.63%, 05/11/16 (Q)	GSC	N/A	5.00	12/20/18	228	2	(12)	14
Lebanese Republic, 11.63%, 05/11/16 (Q)	GSC	N/A	5.00	12/20/18	245	2	(13)	15
Lebanese Republic, 6.00%, 05/20/19 (Q)	BOA	N/A	1.00	06/20/22	1,110	208	152	56
Lebanese Republic, 6.00%, 05/20/19 (Q)	BOA	N/A	1.00	12/20/22	1,500	306	231	75
Lebanese Republic, 6.00%, 05/20/19 (Q)	GSC	N/A	1.00	12/20/22	1,530	312	231	81
Oman Government International Bond, 3.88%, 03/08/22 (Q)	BOA	N/A	1.00	06/20/22	2,769	76	135	(59)
Oman Government International Bond, 3.88%, 03/08/22 (Q)	BOA	N/A	1.00	12/20/22	2,216	79	125	(46)
Republic of Colombia, 10.38%, 01/28/33 (Q)	GSC	N/A	1.00	12/20/28	4,214	284	304	(20)
Republic of South Africa, 5.50%, 03/09/20 (Q)	GSC	N/A	1.00	12/20/23	13,500	634	1,769	(1,135)
Republic of South Africa, 5.50%, 03/09/20 (Q)	BNP	N/A	1.00	12/20/25	1,180	102	199	(97)
Republic of South Africa, 5.50%, 03/09/20 (Q)	BNP	N/A	1.00	12/20/25	3,800	326	710	(384)
Republic of South Africa, 5.50%, 03/09/20 (Q)	BNP	N/A	1.00	12/20/25	3,170	272	592	(320)
State of Qatar, 9.75%, 06/15/30 (Q)	JPM	N/A	1.00	03/20/19	900	(4)	(15)	11
State of Qatar, 9.75%, 06/15/30 (Q)	BNP	N/A	1.00	06/20/19	1,019	(7)	(19)	12
State of Qatar, 9.75%, 06/15/30 (Q)	BOA	N/A	1.00	06/20/19	1,020	(7)	(26)	19
State of Qatar, 9.75%, 06/15/30 (Q)	BOA	N/A	1.00	06/20/19	1,020	(6)	(24)	18
State of Qatar, 9.75%, 06/15/30 (Q)	DUB	N/A	1.00	06/20/19	1,019	(7)	(18)	11
State of Qatar, 9.75%, 06/15/30 (Q)	JPM	N/A	1.00	06/20/19	1,953	(13)	(38)	25
State of Qatar, 9.75%, 06/15/30 (Q)	JPM	N/A	1.00	06/20/19	970	(7)	(25)	18
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	12/20/20	1,850	(32)	42	(74)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	12/20/20	1,930	(33)	30	(63)
State of Qatar, 9.75%, 06/15/30 (Q)	BNP	N/A	1.00	06/20/21	3,140	(58)	15	(73)
State of Qatar, 9.75%, 06/15/30 (Q)	CGM	N/A	1.00	06/20/21	400	(7)	3	(10)
State of Qatar, 9.75%, 06/15/30 (Q)	CGM	N/A	1.00	06/20/21	990	(18)	7	(25)
State of Qatar, 9.75%, 06/15/30 (Q)	CGM	N/A	1.00	06/20/21	270	(5)	1	(6)
State of Qatar, 9.75%, 06/15/30 (Q)	CGM	N/A	1.00	06/20/21	590	(11)	3	(14)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	06/20/21	920	(17)	—	(17)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	06/20/21	530	(10)	3	(13)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	06/20/21	1,190	(22)	10	(32)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	06/20/21	3,150	(59)	18	(77)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	12/20/23	2,506	(37)	4	(41)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	12/20/23	700	(11)	2	(13)
					61,529	2,232	4,396	(2,164)
Credit default swap agreements - sell protection[4]
Republic of Argentina, 7.50%, 04/22/26 (Q)	GSC	5.79	5.00	12/20/23	(7,372)	(227)	(315)	88
Republic of Turkey, 11.88%, 01/15/30 (Q)	BNP	3.64	1.00	06/20/23	(2,236)	(237)	(128)	(109)
Republic of Turkey, 11.88%, 01/15/30 (Q)	BNP	3.64	1.00	06/20/23	(2,000)	(212)	(120)	(92)
Republic of Turkey, 11.88%, 01/15/30 (Q)	BNP	3.09	1.00	06/20/20	(1,740)	(60)	(88)	28
Republic of Turkey, 11.88%, 01/15/30 (Q)	BNP	4.02	1.00	12/20/26	(5,928)	(1,086)	(1,007)	(79)
Republic of Turkey, 11.88%, 01/15/30 (Q)	BNP	4.02	1.00	12/20/26	(6,175)	(1,131)	(1,049)	(82)
Republic of Turkey, 11.88%, 01/15/30 (Q)	GSC	3.09	1.00	06/20/20	(2,220)	(76)	(94)	18
Republic of Turkey, 11.88%, 01/15/30 (Q)	GSC	4.06	1.00	12/20/27	(1,116)	(223)	(165)	(58)
					(28,787)	(3,252)	(2,966)	(286)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
KOSPI 200 Future, Expiration December 2018	CIT	N/A	12/13/18	KRW	877,026	—	25
						—	25

OTC Non-Deliverable Bond Forward Contracts
Reference Entity[2]	Counterparty	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Egypt Treasury Bill, 0.00%, 07/23/19 (A)	GSC	07/23/19	EGP	27,350	—	24

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Epoch Global Shareholder Yield Fund
COMMON STOCKS 98.6%
Australia 2.5%
Commonwealth Bank of Australia	4	190
Macquarie Group Ltd.	2	164
Sonic Health Care Ltd.	9	158
Westpac Banking Corp.	12	247
		759
Canada 6.1%
BCE Inc.	12	495
Nutrien Ltd. (a)	5	281
Pembina Pipeline Corp.	8	287
Rogers Communications Inc. - Class B	7	341
Royal Bank of Canada	3	231
TELUS Corp.	7	251
		1,886
France 6.7%
AXA SA	22	585
Compagnie Generale des Etablissements Michelin	2	198
Sanofi SA	3	245
SCOR SE	5	230
Total SA (a)	9	560
Vinci SA	3	252
		2,070
Germany 7.9%
Allianz SE	2	527
BASF SE	3	293
Daimler AG	4	249
Deutsche Post AG	7	235
Deutsche Telekom AG	26	420
Muenchener Rueckversicherungs AG	2	517
Siemens AG	2	205
		2,446
Italy 3.1%
Assicurazioni Generali SpA	12	203
Snam Rete Gas SpA	70	291
Terna Rete Elettrica Nazionale SpA	84	449
		943
Netherlands 3.1%
LyondellBasell Industries NV - Class A	1	77
Royal Dutch Shell Plc - Class A - ADR	7	512
Unibail-Rodamco SE	2	357
		946
Norway 1.5%
Equinor ASA	8	238
Orkla ASA	27	225
		463
Singapore 1.0%
Singapore Exchange Ltd.	30	162
Singapore Telecommunications Ltd.	68	161
		323
Spain 1.7%
Naturgy Energy Group SA	9	245
Red Electrica Corp. SA	14	291
		536
Sweden 0.7%
Svenska Handelsbanken AB - Class A	17	220
Switzerland 3.7%
Nestle SA	4	300
Novartis AG	4	327
Roche Holding AG	1	304
Swisscom AG	—	225
		1,156
Taiwan 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4	189
United Kingdom 13.6%
AstraZeneca Plc - ADR	14	572
BAE Systems Plc	47	384
British American Tobacco Plc - ADR	3	141
	Shares/Par[1]	Value ($)
British American Tobacco Plc	6	297
Diageo Plc	4	160
GlaxoSmithKline Plc	25	509
Imperial Brands Plc	14	474
Lloyds Banking Group Plc	307	237
Micro Focus International Plc	8	156
National Grid Plc	37	380
SSE Plc	13	195
Unilever Plc	6	308
Vodafone Group Plc	184	394
		4,207
United States of America 46.4%
AbbVie Inc.	2	219
Altria Group Inc.	8	495
Ameren Corp.	4	229
American Electric Power Co. Inc.	3	231
Arthur J Gallagher & Co.	3	190
AT&T Inc.	14	473
BB&T Corp.	3	154
BlackRock Inc.	—	169
CenturyLink Inc.	11	228
Cisco Systems Inc.	9	453
CME Group Inc.	1	166
Coca-Cola Co.	4	203
Dominion Energy Inc.	5	348
DowDuPont Inc.	3	206
Duke Energy Corp.	6	481
Eaton Corp. Plc	5	407
Emerson Electric Co.	3	213
Entergy Corp.	4	357
Enterprise Products Partners LP	14	390
Exxon Mobil Corp.	4	382
FirstEnergy Corp.	8	285
HanesBrands Inc. (a)	10	188
Intel Corp.	4	203
Iron Mountain Inc.	9	299
Johnson & Johnson	2	220
Kimberly-Clark Corp.	2	255
Kraft Heinz Foods Co.	1	72
Las Vegas Sands Corp.	4	236
Leggett & Platt Inc.	5	242
Lockheed Martin Corp.	1	230
Magellan Midstream Partners LP	4	260
McDonald's Corp.	1	243
Merck & Co. Inc.	4	257
MetLife Inc.	8	387
Microsoft Corp.	2	261
Occidental Petroleum Corp.	5	427
People's United Financial Inc.	11	181
PepsiCo Inc.	2	222
Pfizer Inc.	10	439
Philip Morris International Inc.	5	370
PPL Corp.	11	311
Procter & Gamble Co.	2	211
Public Storage	1	178
QUALCOMM Inc.	3	232
Southern Co.	5	202
Texas Instruments Inc.	3	312
United Parcel Service Inc. - Class B	2	221
Verizon Communications Inc.	11	574
WEC Energy Group Inc.	3	223
Wells Fargo & Co.	3	170
Welltower Inc.	7	429
		14,334
Total Common Stocks (cost $28,858)		30,478
SHORT TERM INVESTMENTS 2.7%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (b) (c)	414	414

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (b) (c)	419	419
Total Short Term Investments (cost $833)		833
Total Investments 101.3% (cost $29,691)		31,311
	Shares/Par[1]	Value ($)
Other Assets and Liabilities, Net (1.3)%		(400)
Total Net Assets 100.0%		30,911

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/SGD	BBH	10/03/18	SGD	(11)	(8)	—
					(8)	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/FAMCO Flex Core Covered Call Fund
COMMON STOCKS 100.1%
Communication Services 3.4%
AT&T Inc. (a)	166	5,571
Consumer Discretionary 9.8%
Best Buy Co. Inc. (a)	40	3,198
Carnival Plc (a)	62	3,928
Home Depot Inc. (a)	25	5,075
Whirlpool Corp.	32	3,741
		15,942
Consumer Staples 5.1%
Costco Wholesale Corp. (a)	25	5,778
PepsiCo Inc. (a)	12	1,308
Walmart Inc. (a)	12	1,164
		8,250
Energy 8.6%
Chevron Corp. (a)	52	6,371
Halliburton Co. (a)	107	4,357
Occidental Petroleum Corp. (a)	40	3,311
		14,039
Financials 17.3%
Allstate Corp. (a)	33	3,287
American Express Co. (a)	37	3,887
Bank of America Corp. (a)	133	3,930
BB&T Corp. (a)	60	2,898
BlackRock Inc. (a)	11	5,043
JPMorgan Chase & Co. (a)	62	6,985
Morgan Stanley (a)	45	2,105
		28,135
Health Care 13.1%
Allergan Plc	20	3,752
Celgene Corp. (a) (b)	35	3,150
CVS Health Corp. (a)	41	3,267
Medtronic Plc (a)	80	7,860
Merck & Co. Inc. (a)	45	3,199
		21,228
	Shares/Par[1]	Value ($)
Industrials 10.7%
Honeywell International Inc. (a)	40	6,723
Lockheed Martin Corp. (a)	11	3,806
Parker Hannifin Corp. (a)	19	3,476
Raytheon Co. (a)	17	3,451
		17,456
Information Technology 27.7%
Apple Inc. (a)	41	9,255
Broadcom Inc. (a)	17	4,293
Cisco Systems Inc. (a)	126	6,149
Intel Corp. (a)	101	4,786
International Business Machines Corp. (a)	21	3,206
MasterCard Inc. - Class A (a)	35	7,880
Microsoft Corp. (a)	67	7,640
Texas Instruments Inc. (a)	18	1,888
		45,097
Materials 3.4%
DowDuPont Inc. (a)	87	5,576
Utilities 1.0%
NextEra Energy Inc. (a)	10	1,626
Total Common Stocks (cost $139,391)		162,920
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	2,111	2,111
Total Short Term Investments (cost $2,111)		2,111
Total Investments 101.4% (cost $141,502)		165,031
Other Derivative Instruments (1.4)%		(2,269)
Other Assets and Liabilities, Net (0.0)%		(3)
Total Net Assets 100.0%		162,759

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Allstate Corp.	Call	105.00	01/18/19	333	(42)
American Express Co.	Call	110.00	10/19/18	365	(29)
Apple Inc.	Call	235.00	11/16/18	246	(101)
Apple Inc.	Call	230.00	11/16/18	164	(99)
AT&T Inc.	Call	34.00	11/16/18	1,659	(88)
Bank of America Corp.	Call	32.00	10/19/18	1,334	(7)
BB&T Corp.	Call	52.50	10/19/18	597	(4)
Best Buy Co. Inc.	Call	80.00	10/19/18	403	(65)
BlackRock Inc.	Call	570.00	10/19/18	107	—
Broadcom Ltd.	Call	250.00	10/19/18	174	(70)
Carnival Corp.	Call	67.50	10/19/18	150	(2)
Carnival Corp.	Call	62.50	10/19/18	466	(96)
Celgene Corp.	Call	92.50	10/26/18	352	(61)
Chevron Corp.	Call	120.00	10/19/18	393	(135)
Chevron Corp.	Call	125.00	11/02/18	128	(21)
Cisco Systems Inc.	Call	49.50	10/26/18	1,264	(51)
Costco Wholesale Corp.	Call	240.00	10/19/18	42	(11)
Costco Wholesale Corp.	Call	230.00	10/19/18	204	(164)
CVS Health Corp.	Call	80.00	10/19/18	415	(45)
DowDuPont Inc.	Call	70.50	11/02/18	867	(18)
Halliburton Co.	Call	42.50	10/19/18	417	(10)
Halliburton Co.	Call	40.00	10/19/18	343	(41)
Halliburton Co.	Call	45.00	11/16/18	315	(10)
Home Depot Inc.	Call	220.00	11/16/18	245	(33)
Honeywell International Inc.	Call	170.00	10/19/18	404	(51)
Intel Corp.	Call	49.00	10/26/18	1,012	(87)
International Business Machines Corp.	Call	157.50	11/02/18	212	(34)
JPMorgan Chase & Co.	Call	120.00	11/16/18	619	(45)
Lockheed Martin Corp.	Call	355.00	11/02/18	110	(48)
Mastercard Inc.	Call	225.00	11/02/18	354	(173)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Medtronic Plc	Call	97.50	11/16/18	799	(226)
Merck & Co. Inc.	Call	70.00	01/18/19	451	(144)
Microsoft Corp.	Call	115.00	10/19/18	190	(33)
Microsoft Corp.	Call	118.00	11/02/18	478	(81)
Morgan Stanley	Call	50.00	10/19/18	452	(9)
NextEra Energy Inc.	Call	175.00	11/16/18	97	(11)
Occidental Petroleum Corp.	Call	85.00	10/19/18	403	(17)
Parker-Hannifin Corp.	Call	195.00	11/16/18	189	(50)
PepsiCo Inc.	Call	118.00	10/26/18	117	(3)
Raytheon Co.	Call	210.00	10/19/18	167	(26)
Texas Instruments Inc.	Call	114.00	11/02/18	176	(16)
Walmart Inc.	Call	100.00	11/16/18	124	(12)
					(2,269)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 91.8%
Canada 10.9%
Bombardier Inc. - Class B (a)	513	1,826
CAE Inc.	203	4,129
National Bank of Canada (b)	64	3,207
Rogers Communications Inc. - Class B	41	2,116
Suncor Energy Inc.	92	3,556
Toromont Industries Ltd.	62	3,229
		18,063
Denmark 2.5%
Carlsberg A/S - Class B	23	2,788
Genmab A/S (a)	8	1,280
		4,068
Finland 4.4%
Huhtamaki Oyj - Class I (b)	42	1,340
Sampo Oyj - Class A	113	5,846
		7,186
France 5.2%
Faurecia	21	1,281
Ubisoft Entertainment SA (a)	26	2,854
Vivendi SA	172	4,414
		8,549
Germany 1.1%
Fresenius SE & Co. KGaA	25	1,866
Hong Kong 4.5%
AIA Group Ltd.	616	5,516
Techtronic Industries Co.	293	1,878
		7,394
Ireland 7.4%
Accenture Plc - Class A	28	4,781
CRH Plc	81	2,648
Kerry Group Plc - Class A	16	1,740
Medtronic Plc	31	3,042
		12,211
Israel 0.7%
Israel Discount Bank Ltd. - Class A	372	1,240
Italy 1.0%
Banca Mediolanum SpA	231	1,574
Japan 11.6%
AEON Financial Service Co. Ltd.	48	993
Daiwa House Industry Co. Ltd.	54	1,600
Digital Garage Inc.	26	829
Don Quijote Holdings Co. Ltd.	36	1,804
Fanuc Ltd.	9	1,767
Kao Corp.	38	3,028
Makita Corp.	80	4,024
Nexon Co. Ltd. (a)	218	2,846
Yamaha Corp.	44	2,305
		19,196
Luxembourg 1.0%
ArcelorMittal	55	1,698
Netherlands 4.0%
ABN AMRO Group NV - CVA	109	2,958
	Shares/Par[1]	Value ($)
Wolters Kluwer NV	59	3,708
		6,666
New Zealand 1.6%
Z Energy Ltd.	549	2,598
Norway 2.2%
Equinor ASA	128	3,599
Singapore 1.9%
DBS Group Holdings Ltd.	164	3,131
Spain 1.7%
Bankia SA	396	1,549
Red Electrica Corp. SA	61	1,267
		2,816
Sweden 4.6%
Assa Abloy AB - Class B	137	2,757
Hexagon AB - Class B	41	2,381
Saab AB - Class B	48	2,404
		7,542
Switzerland 1.5%
Julius Baer Group Ltd.	49	2,459
United Kingdom 24.0%
Aon Plc - Class A	25	3,797
Ashtead Group Plc	83	2,659
British American Tobacco Plc	64	3,004
Bunzl Plc	60	1,894
Coca-Cola European Partners Plc	102	4,624
Compass Group Plc	122	2,701
Diageo Plc	103	3,632
Informa Plc	486	4,823
Melrose Industries Plc	566	1,474
Relx Plc	123	2,597
Rentokil Initial Plc	593	2,459
Rio Tinto Plc	53	2,694
Shire Plc	53	3,188
		39,546
Total Common Stocks (cost $144,303)		151,402
PREFERRED STOCKS 1.2%
Germany 1.2%
Volkswagen AG (c)	11	1,921
Total Preferred Stocks (cost $2,037)		1,921
SHORT TERM INVESTMENTS 62.8%
Investment Companies 62.8%
JNL Government Money Market Fund - Institutional Class, 1.99% (d) (e)	103,692	103,692
Total Short Term Investments (cost $103,692)		103,692
Total Investments 155.8% (cost $250,032)		257,015
Other Derivative Instruments (0.0)%		(56)
Other Assets and Liabilities, Net (55.8)%		(92,004)
Total Net Assets 100.0%		164,955

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	10/02/18	HKD	35,524	4,538	(8)
JPY/USD	SSB	10/02/18	JPY	1,039,440	9,148	(46)
SGD/USD	SSB	10/02/18	SGD	2,637	1,929	(2)
					15,615	(56)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Currency Fund
GOVERNMENT AND AGENCY OBLIGATIONS 23.5%
U.S. Government Agency Obligations 23.5%
Federal Farm Credit Bank
2.46%, 11/02/18 (a)	500	500
2.05%, (1M US LIBOR - 0.08%), 11/09/18 (a) (b)	2,000	2,000
Federal Home Loan Bank
2.09%, (1M US LIBOR - 0.13%), 10/26/18 (a) (b)	4,000	4,000
1.50%, 03/08/19 (a)	8,000	7,976
Federal Home Loan Mortgage Corp.
0.88%, 07/19/19 (a)	7,000	6,901
Federal National Mortgage Association
1.13%, 10/19/18 (a)	3,500	3,498
Total Government And Agency Obligations (cost $24,880)		24,875
SHORT TERM INVESTMENTS 72.0%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	3,690	3,690
Treasury Securities 46.8%
U.S. Treasury Bill
2.03%, 10/11/18 (e)	12,500	12,493
2.11%, 10/25/18 (e)	12,500	12,484
2.07%, 11/08/18 (e)	10,000	9,978
2.05%, 11/15/18 (e)	7,500	7,481
2.14%, 12/13/18 (e)	7,000	6,970
		49,406
U.S. Government Agency Obligations 21.7%
Federal Farm Credit Bank
2.10%, 11/26/18 (a) (e)	9,000	8,970
	Shares/Par[1]	Value ($)
Federal Home Loan Mortgage Corp.
2.03%, 11/20/18 (a) (e)	5,000	4,985
Federal National Mortgage Association
1.91%, 10/09/18 (a) (e)	9,000	8,996
		22,951
Total Short Term Investments (cost $76,050)		76,047
Total Investments 95.5% (cost $100,930)		100,922
Other Derivative Instruments (0.2)%		(252)
Other Assets and Liabilities, Net 4.7%		5,001
Total Net Assets 100.0%		105,671

(a) The security is a direct debt of the agency and not collateralized by mortgages.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) The coupon rate represents the yield to maturity.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	10/16/18	AUD	33,473	24,198	(626)
AUD/USD	CIT	10/16/18	AUD	6,210	4,490	60
AUD/USD	GSC	10/16/18	AUD	46,142	33,355	(490)
AUD/USD	GSC	10/16/18	AUD	7,070	5,111	32
AUD/USD	JPM	10/16/18	AUD	1,128	815	13
AUD/USD	SCB	10/16/18	AUD	4,086	2,954	(62)
AUD/USD	SGB	10/16/18	AUD	20,960	15,152	(414)
AUD/USD	SSB	10/16/18	AUD	2,854	2,064	(13)
AUD/USD	SSB	10/16/18	AUD	15,916	11,507	142
CAD/USD	CIT	10/16/18	CAD	4,497	3,483	66
CAD/USD	GSC	10/16/18	CAD	16,482	12,764	134
CAD/USD	JPM	10/16/18	CAD	14,757	11,429	110
CAD/USD	SCB	10/16/18	CAD	5,610	4,345	32
CAD/USD	SGB	10/16/18	CAD	109,785	85,023	1,228
CAD/USD	SSB	10/16/18	CAD	55,910	43,301	597
CHF/USD	CIT	10/16/18	CHF	1,269	1,295	(23)
CHF/USD	CIT	10/16/18	CHF	1,888	1,926	16
CHF/USD	GSC	10/16/18	CHF	14,131	14,417	(148)
CHF/USD	GSC	10/16/18	CHF	11,815	12,055	51
CHF/USD	JPM	10/16/18	CHF	1,880	1,918	(8)
CHF/USD	SCB	10/16/18	CHF	7,180	7,326	(120)
CHF/USD	SSB	10/16/18	CHF	6,431	6,561	(46)
CHF/USD	SSB	10/16/18	CHF	83,726	85,422	807
EUR/USD	CIT	10/16/18	EUR	8,970	10,426	(122)
EUR/USD	GSC	10/16/18	EUR	26,562	30,875	(409)
EUR/USD	JPM	10/16/18	EUR	42,844	49,800	(617)
EUR/USD	JPM	10/16/18	EUR	1,244	1,446	2
EUR/USD	RBC	10/16/18	EUR	6,650	7,730	(109)
EUR/USD	SCB	10/16/18	EUR	5,720	6,649	(101)
EUR/USD	SGB	10/16/18	EUR	119	139	(2)
EUR/USD	SSB	10/16/18	EUR	9,822	11,416	(77)
EUR/USD	SSB	10/16/18	EUR	10,997	12,782	107
GBP/USD	GSC	10/16/18	GBP	14,382	18,758	(348)
GBP/USD	GSC	10/16/18	GBP	3,610	4,709	55
GBP/USD	JPM	10/16/18	GBP	15,176	19,793	(402)
GBP/USD	JPM	10/16/18	GBP	8,034	10,478	155
GBP/USD	RBC	10/16/18	GBP	23,902	31,174	(639)
GBP/USD	SGB	10/16/18	GBP	6,056	7,899	(167)
GBP/USD	SSB	10/16/18	GBP	12,404	16,178	(110)
JPY/USD	CIT	10/16/18	JPY	1,106,201	9,746	(147)
JPY/USD	GSC	10/16/18	JPY	1,574,829	13,875	(354)
JPY/USD	JPM	10/16/18	JPY	172,067	1,516	(31)
JPY/USD	RBC	10/16/18	JPY	2,550,191	22,468	(365)
JPY/USD	SCB	10/16/18	JPY	1,696,949	14,952	(236)
JPY/USD	SSB	10/16/18	JPY	3,301,982	29,092	(553)
MXN/USD	GSC	10/16/18	MXN	51,667	2,754	47
MXN/USD	RBC	10/16/18	MXN	15,226	812	14
NOK/USD	CIT	10/16/18	NOK	74,433	9,151	(83)
NOK/USD	GSC	10/16/18	NOK	156,848	19,283	254
NOK/USD	JPM	10/16/18	NOK	31,905	3,922	56
NOK/USD	RBC	10/16/18	NOK	89,614	11,017	(100)
NOK/USD	SCB	10/16/18	NOK	19,449	2,391	(4)
NOK/USD	SGB	10/16/18	NOK	203,049	24,963	(223)
NOK/USD	SSB	10/16/18	NOK	20,575	2,530	(2)
NOK/USD	SSB	10/16/18	NOK	170,902	21,010	433
NZD/USD	CIT	10/16/18	NZD	22,852	15,148	(267)
NZD/USD	GSC	10/16/18	NZD	58,794	38,975	(801)
NZD/USD	GSC	10/16/18	NZD	2,240	1,485	1
NZD/USD	JPM	10/16/18	NZD	1,545	1,024	18
NZD/USD	RBC	10/16/18	NZD	17,223	11,417	(268)
NZD/USD	SCB	10/16/18	NZD	5,110	3,388	(9)
NZD/USD	SSB	10/16/18	NZD	25,395	16,834	(389)
NZD/USD	SSB	10/16/18	NZD	6,894	4,570	19
SEK/USD	CIT	10/16/18	SEK	37,379	4,211	3
SEK/USD	GSC	10/16/18	SEK	49,016	5,522	(36)
SEK/USD	JPM	10/16/18	SEK	109,436	12,328	246
SEK/USD	RBC	10/16/18	SEK	296,399	33,390	(470)
SEK/USD	SCB	10/16/18	SEK	69,156	7,791	(71)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
SEK/USD	SSB	10/16/18	SEK	354,710	39,958	(464)
SEK/USD	SSB	10/16/18	SEK	42,346	4,770	79
USD/AUD	CIT	10/16/18	AUD	(8,959)	(6,477)	153
USD/AUD	JPM	10/16/18	AUD	(8,525)	(6,163)	(11)
USD/AUD	JPM	10/16/18	AUD	(9,510)	(6,875)	184
USD/AUD	RBC	10/16/18	AUD	(12,532)	(9,060)	246
USD/AUD	SCB	10/16/18	AUD	(10,813)	(7,816)	186
USD/AUD	SSB	10/16/18	AUD	(69,722)	(50,401)	1,070
USD/CAD	CIT	10/16/18	CAD	(12,613)	(9,769)	(109)
USD/CAD	GSC	10/16/18	CAD	(80,639)	(62,451)	(983)
USD/CAD	JPM	10/16/18	CAD	(26,213)	(20,301)	(292)
USD/CAD	RBC	10/16/18	CAD	(53,202)	(41,203)	(633)
USD/CAD	SCB	10/16/18	CAD	(3,090)	(2,393)	(39)
USD/CAD	SSB	10/16/18	CAD	(9,245)	(7,161)	(104)
USD/CAD	SSB	10/16/18	CAD	(20,439)	(15,829)	8
USD/CHF	CIT	10/16/18	CHF	(3,191)	(3,256)	(33)
USD/CHF	GSC	10/16/18	CHF	(4,582)	(4,675)	(53)
USD/CHF	GSC	10/16/18	CHF	(1,700)	(1,735)	26
USD/CHF	JPM	10/16/18	CHF	(2,712)	(2,767)	(30)
USD/CHF	JPM	10/16/18	CHF	(3,689)	(3,763)	34
USD/CHF	RBC	10/16/18	CHF	(34,137)	(34,829)	(352)
USD/CHF	SCB	10/16/18	CHF	(6,143)	(6,268)	(64)
USD/CHF	SGB	10/16/18	CHF	(69,273)	(70,677)	(672)
USD/CHF	SSB	10/16/18	CHF	(18,703)	(19,082)	(134)
USD/CHF	SSB	10/16/18	CHF	(9,510)	(9,703)	178
USD/EUR	CIT	10/16/18	EUR	(3,521)	(4,092)	20
USD/EUR	GSC	10/16/18	EUR	(6,870)	(7,985)	(11)
USD/EUR	GSC	10/16/18	EUR	(13,227)	(15,375)	125
USD/EUR	JPM	10/16/18	EUR	(6,649)	(7,729)	(95)
USD/EUR	SCB	10/16/18	EUR	(2,138)	(2,485)	33
USD/EUR	SSB	10/16/18	EUR	(3,578)	(4,159)	(22)
USD/EUR	SSB	10/16/18	EUR	(108,467)	(126,077)	1,721
USD/GBP	CIT	10/16/18	GBP	(2,398)	(3,128)	(5)
USD/GBP	CIT	10/16/18	GBP	(1,776)	(2,316)	48
USD/GBP	GSC	10/16/18	GBP	(2,245)	(2,928)	(21)
USD/GBP	GSC	10/16/18	GBP	(394)	(514)	6
USD/GBP	SCB	10/16/18	GBP	(5,773)	(7,528)	135
USD/GBP	SSB	10/16/18	GBP	(13,683)	(17,847)	(273)
USD/GBP	SSB	10/16/18	GBP	(40,659)	(53,029)	1,109
USD/JPY	CIT	10/16/18	JPY	(584,187)	(5,147)	90
USD/JPY	GSC	10/16/18	JPY	(1,567,846)	(13,813)	299
USD/JPY	JPM	10/16/18	JPY	(1,343,796)	(11,840)	119
USD/JPY	SCB	10/16/18	JPY	(76,804)	(677)	18
USD/JPY	SGB	10/16/18	JPY	(1,428,258)	(12,584)	209
USD/JPY	SSB	10/16/18	JPY	(2,771,793)	(24,421)	460
USD/MXN	CIT	10/16/18	MXN	(66,893)	(3,566)	(57)
USD/NOK	CIT	10/16/18	NOK	(47,390)	(5,826)	(191)
USD/NOK	CIT	10/16/18	NOK	(20,030)	(2,463)	38
USD/NOK	GSC	10/16/18	NOK	(94,018)	(11,558)	(214)
USD/NOK	GSC	10/16/18	NOK	(182,952)	(22,492)	179
USD/NOK	JPM	10/16/18	NOK	(124,876)	(15,352)	116
USD/NOK	SCB	10/16/18	NOK	(44,863)	(5,515)	(12)
USD/NOK	SCB	10/16/18	NOK	(56,772)	(6,980)	67
USD/NOK	SSB	10/16/18	NOK	(48,754)	(5,994)	(29)
USD/NOK	SSB	10/16/18	NOK	(8,659)	(1,065)	9
USD/NZD	CIT	10/16/18	NZD	(3,911)	(2,592)	(36)
USD/NZD	CIT	10/16/18	NZD	(15,560)	(10,315)	254
USD/NZD	GSC	10/16/18	NZD	(2,872)	(1,904)	(24)
USD/NZD	JPM	10/16/18	NZD	(10,186)	(6,752)	(8)
USD/NZD	JPM	10/16/18	NZD	(4,906)	(3,252)	75
USD/NZD	SCB	10/16/18	NZD	(21,491)	(14,246)	331
USD/NZD	SGB	10/16/18	NZD	(76,556)	(50,749)	1,206
USD/NZD	SSB	10/16/18	NZD	(14,274)	(9,461)	(101)
USD/NZD	SSB	10/16/18	NZD	(18,517)	(12,275)	40
USD/SEK	CIT	10/16/18	SEK	(13,899)	(1,566)	(37)
USD/SEK	CIT	10/16/18	SEK	(77,313)	(8,710)	121
USD/SEK	GSC	10/16/18	SEK	(70,815)	(7,977)	(184)
USD/SEK	GSC	10/16/18	SEK	(326,750)	(36,808)	508
USD/SEK	JPM	10/16/18	SEK	(29,752)	(3,352)	27
USD/SEK	SCB	10/16/18	SEK	(70,943)	(7,992)	80
USD/SEK	SGB	10/16/18	SEK	(144,121)	(16,235)	229
USD/SEK	SSB	10/16/18	SEK	(47,724)	(5,376)	(52)
USD/SEK	SSB	10/16/18	SEK	(22,847)	(2,574)	21
					12,181	(252)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 20.4%
Ally Auto Receivables Trust
Series 2017-A2-3, 1.53%, 02/15/19	72	72
Series 2017-A2-5, 1.81%, 06/15/20	324	323
Series 2018-A2-1, 2.14%, 09/15/20	199	199
Series 2018-A2-2, 2.64%, 02/16/21	2,100	2,098
BA Credit Card Trust
Series 2014-A-A1, 2.54%, (1M US LIBOR + 0.38%), 01/15/19 (b)	2,400	2,402
BMW Vehicle Lease Trust
Series 2017-A2-1, 1.64%, 11/20/18	78	78
Capital One Multi-Asset Execution Trust
Series 2016-A4-A4, 1.33%, 08/15/19	1,479	1,460
Series 2014-A4-A4, 2.52%, (1M US LIBOR + 0.36%), 08/15/19 (b)	2,500	2,506
CarMax Auto Owner Trust
Series 2015-A3-4, 1.56%, 05/15/19	719	716
Chase Issuance Trust
Series 2016-A-A1, 2.57%, (1M US LIBOR + 0.41%), 05/15/19 (b)	2,650	2,656
Series 2018-A1-A1, 2.36%, (1M US LIBOR + 0.20%), 04/15/21 (b)	1,400	1,402
Citibank Credit Card Issuance Trust
Series 2017-A1-A1, 2.41%, (1M US LIBOR + 0.25%), 01/17/19 (b)	2,825	2,827
Series 2014-A6-A6, 2.15%, 07/15/19	1,000	995
Ford Credit Auto Owner Trust
Series 2017-A2A-A, 1.33%, 12/15/19	41	41
Series 2017-A3-A, 1.67%, 01/15/20	1,720	1,704
Series 2015-A3-C, 1.41%, 02/15/20	216	215
Series 2017-A2A-C, 1.80%, 09/15/20	547	545
GM Financial Consumer Automobile Receivables Trust
Series 2018-A2A-1, 2.08%, 01/19/21	554	552
Series 2018-A2A-2, 2.55%, 05/17/21	1,380	1,378
Honda Auto Receivables Owner Trust
Series 2017-A2-3, 1.57%, 02/19/19	769	767
Series 2016-A3-2, 1.39%, 04/15/19	811	808
Series 2018-A2-3, 2.67%, 12/22/20	1,700	1,698
Navient Student Loan Trust
Series 2016-A1-2A, 2.97%, (1M US LIBOR + 0.75%), 12/25/18 (b) (c)	87	87
Series 2018-A1-2A, 2.46%, (1M US LIBOR + 0.24%), 04/27/20 (b) (c)	1,071	1,071
Series 2018-A1-3A, 2.49%, (1M US LIBOR + 0.27%), 06/25/20 (b) (c)	1,344	1,345
Nissan Auto Receivables Owner Trust
Series 2017-A2A-B, 1.56%, 05/15/20	1,242	1,238
Securitized Term Auto Receivables Trust
Series 2017-A2A-2A, 1.78%, 01/27/20 (c)	631	629
Toyota Auto Receivables Owner Trust
Series 2017-A2A-C, 1.58%, 06/15/19	1,447	1,441
Series 2018-A2A-C, 2.77%, 05/15/20	1,590	1,588
Series 2018-A2A-B, 2.64%, 03/15/21	2,500	2,498
Verizon Owner Trust
Series 2017-A-1A, 2.06%, 09/20/21 (c)	2,000	1,982
Series 2018-A1B-1A, 2.43%, (1M US LIBOR + 0.26%), 09/20/22 (b) (c)	1,570	1,570
World Omni Auto Receivables Trust
Series 2017-A2A-B, 1.61%, 02/16/21	657	653
Series 2018-A2-B, 2.57%, 07/15/21	1,200	1,198
Total Non-U.S. Government Agency Asset-Backed Securities (cost $40,757)		40,742
CORPORATE BONDS AND NOTES 61.3%
Communication Services 4.5%
AT&T Inc.
3.29%, (3M US LIBOR + 0.95%), 07/15/21 (b)	4,000	4,042
NBCUniversal Enterprise Inc.
2.74%, (3M US LIBOR + 0.40%), 04/01/21 (b) (c)	1,975	1,977
Verizon Communications Inc.
2.86%, (3M US LIBOR + 0.55%), 05/22/20 (b)	3,030	3,046
		9,065
	Shares/Par[1]	Value ($)
Consumer Discretionary 1.2%
Nissan Motor Acceptance Corp.
2.98%, (3M US LIBOR + 0.63%), 09/21/21 (b) (c)	2,295	2,300
Consumer Staples 3.1%
BAT Capital Corp.
2.91%, (3M US LIBOR + 0.59%), 08/14/20 (b) (c)	2,505	2,511
Diageo Capital Plc
2.56%, (3M US LIBOR + 0.24%), 05/18/20 (b)	965	967
Walmart Inc.
2.60%, (3M US LIBOR + 0.23%), 06/23/21 (b)	2,645	2,657
		6,135
Energy 5.4%
BP AMI Leasing Inc.
5.52%, 05/08/19 (c)	3,445	3,501
Enterprise Products Operating LLC
6.50%, 01/31/19	1,805	1,826
Phillips 66
2.99%, (3M US LIBOR + 0.65%), 04/15/19 (b) (c)	2,905	2,906
Total Capital International SA
2.69%, (3M US LIBOR + 0.35%), 06/19/19 (b)	2,510	2,516
		10,749
Financials 33.7%
AIG Global Funding
2.82%, (3M US LIBOR + 0.48%), 07/02/20 (b) (c)	185	185
American Express Co.
2.84%, (3M US LIBOR + 0.53%), 05/17/21 (b)	2,475	2,489
Anheuser-Busch InBev Finance Inc.
2.74%, (3M US LIBOR + 0.40%), 02/01/19 (b)	1,735	1,737
Bank of America Corp.
3.76%, (3M US LIBOR + 1.42%), 04/19/21 (b)	3,755	3,860
Bayer US Finance II LLC
3.00%, (3M US LIBOR + 0.63%), 06/25/21 (b) (c)	1,935	1,941
Berkshire Hathaway Finance Corp.
3.02%, (3M US LIBOR + 0.69%), 03/15/19 (b)	2,990	2,999
BMW US Capital LLC
2.69%, (3M US LIBOR + 0.37%), 08/14/20 (b) (c)	2,120	2,124
Capital One Financial Corp.
3.10%, (3M US LIBOR + 0.76%), 05/12/20 (b)	2,775	2,792
Caterpillar Financial Services Corp.
2.60%, (3M US LIBOR + 0.28%), 09/07/21 (b)	3,880	3,881
Citigroup Inc.
3.77%, (3M US LIBOR + 1.38%), 03/30/21 (b)	1,255	1,283
3.54%, (3M US LIBOR + 1.19%), 08/02/21 (b)	2,068	2,106
ERAC USA Finance LLC
2.80%, 11/01/18 (c)	2,235	2,235
Goldman Sachs Group Inc.
3.70%, (3M US LIBOR + 1.36%), 04/23/21 (b)	2,525	2,580
Harley-Davidson Financial Services Inc.
2.81%, (3M US LIBOR + 0.50%), 05/21/20 (b) (c)	2,725	2,731
HSBC Holdings Plc
2.92%, (3M US LIBOR + 0.60%), 05/18/21 (b)	3,395	3,403
John Deere Capital Corp.
2.66%, (3M US LIBOR + 0.29%), 06/22/20 (b)	2,773	2,779
JPMorgan Chase & Co.
3.42%, (3M LIBOR + 1.10%), 06/07/21 (b)	820	835
JPMorgan Chase Bank NA
2.63%, (3M US LIBOR + 0.29%), 02/01/21 (b)	3,550	3,554
Morgan Stanley
2.89%, (3M US LIBOR + 0.55%), 02/10/21 (b)	4,275	4,286
National Australia Bank Ltd.
2.82%, (3M US LIBOR + 0.51%), 05/22/20 (b) (c)	1,760	1,767
PNC Bank NA
2.68%, (3M US LIBOR + 0.36%), 05/19/20 (b)	1,840	1,844
Royal Bank of Canada
2.73%, (3M US LIBOR + 0.39%), 04/30/21 (b)	600	602
Santander UK Plc
2.94%, (3M US LIBOR + 0.62%), 06/01/21 (b)	2,075	2,088
Toronto-Dominion Bank
2.78%, (3M US LIBOR + 0.44%), 07/02/19 (b)	710	712
2.76%, (3M US LIBOR + 0.43%), 06/11/21 (b)	2,500	2,514
Toyota Motor Credit Corp.
2.52%, (3M US LIBOR + 0.15%), 12/24/18 (b)	800	800
3.14%, (3M US LIBOR + 0.82%), 02/19/19 (b)	185	186

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
2.60%, (3M US LIBOR + 0.26%), 04/17/20 (b)	205	205
US Bank NA
2.65%, (3M US LIBOR + 0.32%), 04/26/21 (b)	1,375	1,380
2.60%, (3M US LIBOR + 0.29%), 05/21/21 (b)	680	681
Wells Fargo Bank NA
2.85%, (3M US LIBOR + 0.50%), 07/23/21 (b)	4,000	4,011
Westpac Banking Corp.
3.17%, (3M US LIBOR + 0.85%), 08/19/21 (b)	2,680	2,718
		67,308
Health Care 4.4%
CVS Health Corp.
3.05%, (3M US LIBOR + 0.72%), 03/09/21 (b)	3,730	3,757
GlaxoSmithKline Capital Plc
2.67%, (3M US LIBOR + 0.35%), 05/14/21 (b)	1,440	1,447
Halfmoon Parent Inc.
2.98%, (3M US LIBOR + 0.65%), 09/17/21 (b) (c)	2,490	2,492
UnitedHealth Group Inc.
2.59%, (3M US LIBOR + 0.26%), 06/15/21 (b)	1,090	1,092
		8,788
Industrials 3.4%
General Dynamics Corp.
2.72%, (3M US LIBOR + 0.38%), 05/11/21 (b)	1,915	1,926
General Electric Co.
2.85%, (3M US LIBOR + 0.51%), 01/14/19 (b)	2,405	2,407
United Technologies Corp.
2.97%, (3M US LIBOR + 0.65%), 08/16/21 (b)	2,330	2,341
		6,674
Information Technology 1.1%
Apple Inc.
3.13%, (3M US LIBOR + 0.82%), 02/22/19 (b)	2,225	2,232
Real Estate 1.9%
Simon Property Group LP
2.20%, 02/01/19	3,858	3,852
Utilities 2.6%
Dominion Energy Inc.
2.87%, (3M US LIBOR + 0.55%), 06/01/19 (b) (c)	3,197	3,205
Sempra Energy
2.84%, (3M US LIBOR + 0.50%), 01/15/21 (b)	2,040	2,043
		5,248
Total Corporate Bonds And Notes (cost $122,266)		122,351
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 12.5%
Investment Companies 10.0%
JNL Government Money Market Fund - Institutional Class, 1.99% (d) (e)	19,886	19,886
Treasury Securities 2.5%
U.S. Treasury Bill
2.06%, 11/23/18 (f)	5,000	4,985
Total Short Term Investments (cost $24,871)		24,871
Total Investments 94.2% (cost $187,894)		187,964
Other Derivative Instruments 0.2%		451
Other Assets and Liabilities, Net 5.6%		11,214
Total Net Assets 100.0%		199,629

(a) Consolidated Schedule of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $36,559 and 18.3%, respectively.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Brent Crude Oil	176	January 2019	13,985	231	489
Cattle Feeder	51	November 2018	3,904	10	127
Cocoa	116	December 2018	2,831	(68)	(445)
Coffee 'C'	48	December 2018	2,183	56	(338)
Copper	133	December 2018	9,188	67	138
Corn	854	December 2018	17,375	(363)	(2,163)
Cotton No. 2	86	December 2018	3,368	(58)	(84)
Gold 100 oz.	150	December 2018	18,030	129	(86)
KCBT Wheat	218	December 2018	6,297	(66)	(724)
Lean Hogs	175	December 2018	4,217	173	(163)
Live Cattle	87	December 2018	3,996	8	140
LME Aluminum	68	December 2018	3,575	(45)	(47)
LME Lead	141	December 2018	7,384	(209)	(208)
LME Nickel	76	December 2018	6,211	(485)	(469)
LME Zinc	108	December 2018	6,718	365	361
Low Sulphur Gas Oil	115	December 2018	7,471	139	823
Natural Gas	191	November 2018	5,666	(91)	79
NY Harbor ULSD	142	December 2018	12,785	140	1,246
Platinum	245	January 2019	9,711	93	363
RBOB Gasoline	157	December 2018	11,557	139	2,130
Silver	100	December 2018	8,215	219	(859)
Soybean	115	November 2018	5,709	(56)	(847)
Soybean Meal	258	December 2018	9,274	(69)	(1,302)
Soybean Oil	175	December 2018	3,230	(17)	(186)
Sugar #11 (World Markets)	148	March 2019	1,839	45	17
Wheat	183	December 2018	5,140	(38)	(482)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
WTI Crude Oil	182	December 2018	11,870	202	1,427
				451	(1,063)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Nicholas Convertible Arbitrage Fund
PREFERRED STOCKS 2.7%
Industrials 1.1%
Fortive Corp. - Series A, 5.00%, 07/01/21 (a)	2	1,791
Real Estate 1.6%
Crown Castle International Corp. - Series A, 6.88%, 08/01/20 (a)	3	2,726
Total Preferred Stocks (cost $4,268)		4,517
CORPORATE BONDS AND NOTES 98.2%
Communication Services 9.6%
GCI Liberty Inc.
1.75%, 09/30/46 (a) (b)	3,800	4,144
Live Nation Entertainment Inc.
2.50%, 03/15/23 (a) (b) (c)	3,780	4,086
Twitter Inc.
0.25%, 06/15/24 (a) (b)	2,600	2,276
Weibo Corp.
1.25%, 11/15/22 (a) (b)	3,065	2,956
Zillow Group Inc.
2.00%, 12/01/21 (a)	2,285	2,469
		15,931
Consumer Discretionary 6.7%
Caesars Entertainment Corp.
5.00%, 10/01/24 (a)	950	1,549
Ctrip.com International Ltd.
1.00%, 07/01/20 (a) (c)	4,410	4,323
Marriott Vacations Worldwide Corp.
1.50%, 09/15/22 (a)	3,000	3,019
MercadoLibre Inc.
2.00%, 08/15/28 (a) (b)	2,225	2,197
		11,088
Energy 8.7%
Golar LNG Ltd.
2.75%, 02/15/22 (a) (c)	5,010	5,236
Green Plains Inc.
4.13%, 09/01/22 (a)	1,700	1,627
Oil States International Inc.
1.50%, 02/15/23 (a) (b) (c)	2,285	2,413
PDC Energy Inc.
1.13%, 09/15/21 (a)	3,145	3,049
Weatherford International Ltd.
5.88%, 07/01/21 (a)	2,250	2,123
		14,448
Financials 5.8%
IAC FinanceCo Inc.
0.88%, 10/01/22 (a) (b)	2,200	3,283
MGIC Investment Corp.
9.00%, 04/01/63 (a) (b) (c)	2,250	3,020
PRA Group Inc.
3.50%, 06/01/23 (a)	3,200	3,295
		9,598
Health Care 17.0%
Exact Sciences Corp.
1.00%, 01/15/25 (a) (c)	3,995	4,942
Horizon Pharma Investment Ltd.
2.50%, 03/15/22 (a) (c)	4,135	4,178
Illumina Inc.
0.00%, 08/15/23 (a) (b) (d)	2,250	2,490
Insulet Corp.
1.38%, 11/15/24 (a) (b) (c)	1,970	2,492
Jazz Investments I Ltd.
1.50%, 08/15/24 (a) (c)	3,935	3,999
Ligand Pharmaceuticals Inc.
0.75%, 05/15/23 (a) (b) (c)	3,875	4,720
Repligen Corp.
2.13%, 06/01/21 (a)	1,500	2,651
Teladoc Inc.
1.38%, 05/15/25 (a) (b)	1,600	2,744
		28,216
	Shares/Par[1]	Value ($)
Industrials 15.6%
Air Transport Services Group Inc.
1.13%, 10/15/24 (a)	3,500	3,357
Atlas Air Worldwide Holdings Inc.
1.88%, 06/01/24 (a) (c)	2,335	2,812
Dycom Industries Inc.
0.75%, 09/15/21 (a) (c)	4,000	4,423
Greenbrier Cos. Inc.
2.88%, 02/01/24 (a) (c)	3,000	3,566
Meritor Inc.
3.25%, 10/15/37 (a)	3,550	3,388
Patrick Industries Inc.
1.00%, 02/01/23 (a) (b)	2,005	1,904
Team Inc.
5.00%, 08/01/23 (a)	2,600	3,280
Tutor Perini Corp.
2.88%, 06/15/21 (a)	3,025	3,072
		25,802
Information Technology 33.1%
Akamai Technologies Inc.
0.13%, 05/01/25 (a) (b) (c)	2,505	2,469
Atlassian Inc.
0.63%, 05/01/23 (a) (b) (c)	4,030	5,246
Cypress Semiconductor Corp.
4.50%, 01/15/22 (a) (c)	2,450	3,086
Everbridge Inc.
1.50%, 11/01/22 (a) (c)	1,635	2,869
Guidewire Software Inc.
1.25%, 03/15/25 (a) (c)	3,485	3,734
II-VI Inc.
0.25%, 09/01/22 (a)	1,870	2,197
Lumentum Holdings Inc.
0.25%, 03/15/24 (a)	2,250	2,687
Microchip Technology Inc.
1.63%, 02/15/27 (a)	3,310	3,519
MongoDB Inc.
0.75%, 06/15/24 (a) (b)	1,250	1,657
Nutanix Inc.
0.00%, 01/15/23 (a) (b) (c) (d)	3,300	3,630
Palo Alto Networks Inc.
0.75%, 07/01/23 (a) (b)	3,485	3,641
Pure Storage Inc.
0.13%, 04/15/23 (a) (b)	4,025	4,680
Q2 Holdings Inc.
0.75%, 02/15/23 (a) (b)	1,555	1,839
Rapid7 Inc.
1.25%, 08/01/23 (a) (b)	2,000	2,190
Splunk Inc.
0.50%, 09/15/23 (a) (b)	2,560	2,633
Square Inc.
0.50%, 05/15/23 (a) (b)	3,100	4,414
Wix.com Ltd.
0.00%, 07/01/23 (a) (b) (d)	1,000	1,062
Workday Inc.
0.25%, 10/01/22 (a) (b)	2,760	3,200
		54,753
Real Estate 1.7%
Hannon Armstrong Sustainable Infrastructure Capital Inc.
4.13%, 09/01/22 (a) (c)	2,795	2,716
Total Corporate Bonds And Notes (cost $152,434)		162,552
SHORT TERM INVESTMENTS 7.8%
Investment Companies 7.8%
JNL Government Money Market Fund - Institutional Class, 1.99% (e) (f)	13,007	13,007
Total Short Term Investments (cost $13,007)		13,007
Total Investments 108.7% (cost $169,709)		180,076
Total Securities Sold Short (43.2)% (proceeds $63,639)		(71,577)
Other Assets and Liabilities, Net 34.5%		57,093
Total Net Assets 100.0%		165,592

(a) Convertible security.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

approved by the Jackson Variable Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $75,386 and 45.5%, respectively.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (43.2%)
COMMON STOCKS (42.1%)
Communication Services (4.2%)
Charter Communications Inc. - Class A	(6)	(1,841)
IAC/InterActiveCorp.	(9)	(1,885)
Live Nation Inc.	(19)	(1,054)
Twitter Inc.	(23)	(647)
Weibo Corp. - ADR	(10)	(731)
Zillow Group Inc. - Class C	(20)	(863)
		(7,021)
Consumer Discretionary (2.3%)
Caesars Entertainment Corp.	(90)	(923)
Ctrip.com International Ltd. - ADR	(21)	(788)
Marriott Vacations Worldwide Corp.	(8)	(922)
MercadoLibre Inc.	(3)	(1,158)
		(3,791)
Energy (2.4%)
Golar LNG Ltd.	(60)	(1,664)
Green Plains Renewable Energy Inc.	(24)	(418)
Oil States International Inc.	(31)	(1,029)
PDC Energy Inc.	(11)	(545)
Weatherford International Plc	(87)	(236)
		(3,892)
Financials (0.9%)
PRA Group Inc.	(41)	(1,494)
Health Care (8.0%)
Exact Sciences Corp.	(32)	(2,502)
Horizon Pharma Plc	(57)	(1,126)
Illumina Inc.	(2)	(734)
Insulet Corp.	(14)	(1,457)
Jazz Pharmaceuticals Plc	(7)	(1,186)
Ligand Pharmaceuticals Inc.	(9)	(2,350)
Repligen Corp.	(37)	(2,069)
Teladoc Health Inc.	(20)	(1,757)
		(13,181)
Industrials (6.4%)
Air Transport Services Group Inc.	(49)	(1,060)
Atlas Air Worldwide Holdings Inc.	(25)	(1,575)
Dycom Industries Inc.	(21)	(1,740)
Fortive Corp.	(12)	(1,044)
Greenbrier Cos. Inc.	(28)	(1,653)
Meritor Inc.	(40)	(774)
Patrick Industries Inc.	(9)	(533)
Team Inc.	(72)	(1,618)
Tutor Perini Corp.	(35)	(658)
		(10,655)
Information Technology (16.9%)
Akamai Technologies Inc.	(13)	(966)
Atlassian Corp. Plc - Class A	(32)	(3,052)
Cypress Semiconductor Corp.	(100)	(1,448)
Everbridge Inc.	(36)	(2,101)
Guidewire Software Inc.	(17)	(1,677)
II-VI Inc.	(24)	(1,126)
Lumentum Holdings Inc.	(27)	(1,589)
Microchip Technology Inc.	(29)	(2,270)
MongoDB Inc. - Class A	(12)	(995)
Nutanix Inc. - Class A	(40)	(1,709)
Palo Alto Networks Inc.	(7)	(1,509)
Pure Storage Inc. - Class A	(89)	(2,304)
Q2 Holdings Inc.	(14)	(823)
Rapid7 Inc.	(24)	(890)
Splunk Inc.	(9)	(1,100)
Square Inc. - Class A	(26)	(2,554)
Wix.com Ltd.	(4)	(503)
Workday Inc. - Class A	(9)	(1,372)
		(27,988)
	Shares/Par[1]	Value ($)
Real Estate (1.0%)
Crown Castle International Corp.	(14)	(1,559)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	(7)	(150)
		(1,709)
Total Common Stocks (proceeds $61,717)		(69,731)
INVESTMENT COMPANIES (1.1%)
iShares 7-10 Year Treasury Bond Fund ETF	(18)	(1,846)
Total Investment Companies (proceeds $1,922)		(1,846)
Total Securities Sold Short (43.2%) (proceeds $63,639)		(71,577)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Corporate Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.7%
Air Canada Pass-Through Trust
Series 2013-A-1, 4.13%, 05/15/25 (a)	79	78
Series 2017-A-1, 3.55%, 01/15/30 (b) (c)	1,700	1,617
American Airlines Pass-Through Trust
Series 2011-A-1, 5.25%, 01/31/21	26	27
Series 2015-A-1, 3.38%, 05/01/27	256	246
Series 2016-AA-2, 3.20%, 06/15/28	184	174
Series 2017-AA-2, 3.35%, 10/15/29	1,000	953
Series 2017-A-2, 3.60%, 10/15/29	600	573
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2004-M1-HE6, REMIC, 3.16%, (1M US LIBOR + 0.95%), 09/25/34 (d)	47	46
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	40	39
Centex Home Equity Loan Trust
Series 2004-MV1-D, REMIC, 2.84%, (1M US LIBOR + 0.93%), 09/25/34 (d)	38	38
Citigroup Mortgage Loan Trust Inc.
Series 2007-A2B-AHL1, REMIC, 2.36%, (1M US LIBOR + 0.14%), 12/25/36 (d)	116	115
Series 2007-3A3A-10, REMIC, 3.81%, 09/25/37 (d)	19	16
Continental Airlines Inc. Pass-Through Trust
Series 2009-A-2, 7.25%, 11/10/19	43	44
Countrywide Asset-Backed Certificates
Series 2004-M1-4, REMIC, 2.94%, (1M US LIBOR + 0.72%), 07/25/34 (d)	67	68
Series 2004-M1-5, REMIC, 3.07%, (1M US LIBOR + 0.86%), 08/25/34 (d)	29	29
Series 2006-1A-24, REMIC, 2.36%, (1M US LIBOR + 0.14%), 07/25/35 (d)	101	92
Series 2005-1A-AB4, REMIC, 2.46%, (1M US LIBOR + 0.24%), 03/25/36 (d)	40	35
CVS Pass-Through Trust
Series 2013-PTC, 4.70%, 01/10/36 (a)	865	840
First Franklin Mortgage Loan Trust
Series 2004-M3-FF8, REMIC, 3.64%, (1M US LIBOR + 1.43%), 10/25/34 (d)	42	43
GTP Acquisition Partners I LLC
Series 2015-A-2, 3.48%, 06/16/25 (b) (c)	300	292
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 2.49%, (1M US LIBOR + 0.27%), 10/25/35 (d)	13	13
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 2.58%, (1M US LIBOR + 0.36%), 12/25/35 (d)	100	100
JPMorgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 2.49%, (1M US LIBOR + 0.27%), 07/25/36 (d)	300	288
Lehman XS Trust
Series 2005-2A4-2, REMIC, 5.17%, 08/25/35	15	15
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 2.32%, (1M US LIBOR + 0.10%), 04/25/37 (d)	13	9
Northwest Airlines Pass-Through Trust
Series 2002-G-2-1, 6.26%, 05/20/23	45	47
OMX Timber Finance Investments I LLC
Series 2014-A1, 5.42%, 01/29/20 (a)	300	306
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M2-WHQ1, REMIC, 3.21%, (1M US LIBOR + 0.99%), 09/25/34 (d)	64	64
RALI Trust
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	69	67
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	77	65
RAMP Trust
Series 2005-A2-EFC7, REMIC, 2.45%, (1M US LIBOR + 0.23%), 12/25/35 (d)	213	171
RASC Trust
Series 2006-AI3-KS9, REMIC, 2.38%, (1M US LIBOR + 0.16%), 09/25/36 (d)	156	152
	Shares/Par[1]	Value ($)
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (e)	171	98
SBA Tower Trust
Series 2016-C-1, 2.88%, 07/15/21 (a)	600	586
S-Jets Ltd.
Series 2017-A-1, 3.97%, 08/15/25 (a)	464	461
Spirit Airlines Pass-Through Trust
Series 2015-A-1, 4.10%, 04/01/28	864	861
Sprite Ltd.
Series 2017-A-1, 4.25%, 12/15/24 (a)	377	376
United Airlines Inc. Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	83	82
Series 2016-A-1, 3.45%, 07/07/28	947	906
Series 2016-A-2, 3.10%, 10/07/28	974	906
US Airways Pass-Through Trust
Series 2013-B-1, 5.38%, 11/15/21	119	121
Series 2013-A-1, 3.95%, 11/15/25	74	74
Virgin Australia Trust
Series 2013-1A, 5.00%, 10/23/23 (a)	35	36
Total Non-U.S. Government Agency Asset-Backed Securities (cost $11,403)		11,169
CORPORATE BONDS AND NOTES 84.2%
Communication Services 6.0%
Activision Blizzard Inc.
3.40%, 09/15/26	200	190
AMC Networks Inc.
5.00%, 04/01/24	200	197
America Movil SAB de CV
5.00%, 03/30/20	200	205
AT&T Inc.
3.07%, (3M US LIBOR + 0.75%), 06/01/21 (d)	2,100	2,119
3.95%, 01/15/25	100	98
4.10%, 02/15/28 (a)	320	311
4.35%, 06/15/45	100	86
4.50%, 03/09/48	200	175
Baidu Inc.
3.00%, 06/30/20 (f)	400	396
CC Holdings GS V LLC
3.85%, 04/15/23	200	199
Charter Communications Operating LLC
3.75%, 02/15/28	300	276
4.20%, 03/15/28	1,100	1,050
5.38%, 04/01/38	400	388
5.75%, 04/01/48	300	299
Comcast Corp.
3.15%, 03/01/26	200	189
2.35%, 01/15/27	200	176
3.30%, 02/01/27	400	378
3.90%, 03/01/38	300	274
4.50%, 01/15/43	500	481
4.60%, 08/15/45	400	389
3.40%, 07/15/46	1,200	972
4.00%, 11/01/49	300	267
Crown Castle Towers LLC
4.24%, 07/15/28 (a)	100	98
Discovery Communications LLC
3.45%, 03/15/25	100	95
DISH DBS Corp.
6.75%, 06/01/21	1,000	1,021
Globo Comunicacao e Participacoes SA
4.88%, 04/11/22 (a)	200	198
Meredith Corp.
6.88%, 02/01/26 (a)	100	103
MTN Mauritius Investments Ltd.
4.76%, 11/11/24 (a)	200	182
Numericable - SFR SA
7.38%, 05/01/26 (a)	900	900
RELX Capital Inc.
3.50%, 03/16/23	200	197
Sprint Corp.
7.25%, 09/15/21	1,300	1,374
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	1,125	1,124

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Telefonica Emisiones SAU
4.10%, 03/08/27	1,100	1,058
Time Warner Cable Inc.
8.25%, 04/01/19	500	513
4.13%, 02/15/21	1,000	1,008
6.75%, 06/15/39	700	766
4.50%, 09/15/42	300	255
Time Warner Entertainment Co. LP
8.38%, 07/15/33	100	125
United Group BV
4.38%, 07/01/22, EUR (a)	200	239
Unitymedia Hessen GmbH & Co. KG
3.50%, 01/15/27, EUR	550	673
Univision Communications Inc.
5.13%, 02/15/25 (a)	100	93
Verizon Communications Inc.
3.41%, (3M US LIBOR + 1.10%), 05/15/25 (d)	2,200	2,218
4.13%, 03/16/27	300	301
4.33%, 09/21/28 (a)	300	302
4.27%, 01/15/36	800	762
5.25%, 03/16/37	100	107
5.01%, 08/21/54	209	210
4.67%, 03/15/55	1,259	1,187
Vodafone Group Plc
4.38%, 05/30/28	200	197
Wind Tre SpA
2.75%, (3M EURIBOR + 2.75%), 01/20/24, EUR (a) (d)	400	433
		24,854
Consumer Discretionary 2.9%
1011778 B.C. Unlimited Liability Co.
4.25%, 05/15/24 (a)	200	190
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (f)	300	295
Altice SA
7.75%, 05/15/22 (a)	200	194
Amazon.com Inc.
2.60%, 12/05/19	100	100
3.80%, 12/05/24	100	102
5.20%, 12/03/25	100	110
Aptiv Plc
3.15%, 11/19/20	500	497
Bacardi Ltd.
4.45%, 05/15/25 (a)	1,000	997
2.75%, 07/15/26 (a)	300	261
Cedar Fair LP
5.38%, 04/15/27	200	194
D.R. Horton Inc.
3.75%, 03/01/19	600	601
4.38%, 09/15/22	200	203
General Motors Co.
3.14%, (3M US LIBOR + 0.80%), 08/07/20 (d)	200	201
GLP Capital LP
5.25%, 06/01/25	400	406
5.75%, 06/01/28	300	309
Hilton Worldwide Finance LLC
4.88%, 04/01/27	400	390
Intrepid Aviation Group Holdings LLC
8.50%, 08/15/21 (a)	75	76
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (a)	800	760
MGM Resorts International
6.00%, 03/15/23	1,000	1,035
QVC Inc.
4.38%, 03/15/23	600	591
Schaeffler Finance BV
3.25%, 05/15/25, EUR	100	123
Securitization Trust
4.50%, 04/01/27 (g)	800	756
Studio City Co. Ltd.
5.88%, 11/30/19 (a)	500	507
Wynn Macau Ltd.
5.50%, 10/01/27 (a)	3,200	2,996
		11,894
	Shares/Par[1]	Value ($)
Consumer Staples 2.2%
Adecoagro SA
6.00%, 09/21/27 (f)	200	175
Altria Group Inc.
9.25%, 08/06/19 (g)	12	13
BAT Capital Corp.
3.56%, 08/15/27 (a)	2,400	2,234
Brown-Forman Corp.
3.50%, 04/15/25	1,200	1,181
Campbell Soup Co.
3.65%, 03/15/23	1,000	980
4.15%, 03/15/28	200	190
Constellation Brands Inc.
4.75%, 12/01/25	1,050	1,076
Danone SA
2.59%, 11/02/23 (a)	1,000	943
General Mills Inc.
4.55%, 04/17/38	100	96
JM Smucker Co.
3.50%, 03/15/25	100	96
Kraft Heinz Foods Co.
3.50%, 07/15/22	200	198
3.16%, (3M US LIBOR + 0.82%), 08/10/22 (d)	1,400	1,407
Post Holdings Inc.
5.00%, 08/15/26 (a)	200	189
Tesco Plc
6.13%, 02/24/22, GBP	50	73
		8,851
Energy 9.3%
APT Pipelines Ltd.
4.20%, 03/23/25 (a)	500	493
Blue Racer Midstream LLC
6.13%, 11/15/22 (a)	200	206
BP AMI Leasing Inc.
5.52%, 05/08/19 (b) (c)	125	127
Cenovus Energy Inc.
4.25%, 04/15/27	1,100	1,063
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	650	713
Cimarex Energy Co.
4.38%, 06/01/24	875	883
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23	1,100	1,125
Concho Resources Inc.
3.75%, 10/01/27	300	287
4.30%, 08/15/28	400	398
Continental Resources Inc.
3.80%, 06/01/24	500	490
Covey Park Energy LLC
7.50%, 05/15/25 (a)	100	102
El Paso Corp.
6.50%, 09/15/20	200	211
Enable Midstream Partners LP
4.40%, 03/15/27	400	384
4.95%, 05/15/28	500	498
5.00%, 05/15/44 (e)	645	581
Enbridge Inc.
2.73%, (3M US LIBOR + 0.40%), 01/10/20 (d)	1,500	1,500
3.70%, 07/15/27	900	867
Endeavor Energy Resources LP
5.75%, 01/30/28 (a)	500	500
Energy Transfer Partners LP
4.65%, 06/01/21	800	819
4.20%, 04/15/27	100	97
4.90%, 03/15/35	554	520
7.50%, 07/01/38	200	239
6.05%, 06/01/41	1,300	1,357
6.50%, 02/01/42	100	110
Enterprise Products Operating LLC
2.55%, 10/15/19	500	498
3.90%, 02/15/24	100	101
3.75%, 02/15/25	400	398
4.88%, 08/16/77 (d)	500	479

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
EQT Corp.
3.00%, 10/01/22	600	578
EQT Midstream Partners LP
4.00%, 08/01/24	500	477
4.13%, 12/01/26	300	281
5.50%, 07/15/28	500	514
Gaz Capital SA
4.95%, 03/23/27	600	577
Gazprom OAO Via Gaz Capital SA
6.00%, 01/23/21 (a)	200	206
Genesis Energy LP
6.75%, 08/01/22	700	714
Greenko Dutch BV
5.25%, 07/24/24 (a)	200	186
Halliburton Co.
3.80%, 11/15/25	800	793
Hess Corp.
7.30%, 08/15/31	65	75
Kerr-McGee Corp.
6.95%, 07/01/24	300	338
Marathon Oil Corp.
4.40%, 07/15/27	300	300
MPLX LP
4.50%, 04/15/38	200	187
4.90%, 04/15/58	300	271
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 12/01/21 (a)	67	66
7.35%, 12/01/26 (a) (h)	130	77
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (a)	39	37
7.72%, 12/01/26 (a) (h)	134	38
Odebrecht Oil & Gas Finance Ltd.
0.00%, (callable at 100 beginning 11/15/18) (a) (i) (j)	89	1
ONEOK Inc.
4.00%, 07/13/27	300	290
4.55%, 07/15/28	800	802
ONEOK Partners LP
6.85%, 10/15/37	200	237
Petrofac Ltd.
3.40%, 10/10/18 (b) (c)	200	200
Petroleos Mexicanos
6.50%, 03/13/27	3,000	3,062
Pioneer Natural Resources Co.
7.50%, 01/15/20	100	105
3.45%, 01/15/21	1,400	1,399
3.95%, 07/15/22	400	403
Plains All American Pipeline LP
2.60%, 12/15/19	100	99
2.85%, 01/31/23	200	190
3.85%, 10/15/23	100	98
3.60%, 11/01/24	100	96
4.65%, 10/15/25	200	202
5.15%, 06/01/42	200	188
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27 (a)	250	269
Regency Energy Partners LP
5.75%, 09/01/20	200	207
5.88%, 03/01/22	1,000	1,058
5.00%, 10/01/22	300	311
Rockies Express Pipeline LLC
5.63%, 04/15/20 (a)	500	514
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (e)	100	104
6.25%, 03/15/22	300	322
5.63%, 04/15/23	800	851
5.75%, 05/15/24	1,510	1,621
5.88%, 06/30/26	700	755
Sanchez Energy Corp.
7.25%, 02/15/23 (a) (f)	100	98
Sinopec Group Overseas Development 2016 Ltd.
1.75%, 09/29/19 (a)	500	494
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27	200	184
	Shares/Par[1]	Value ($)
Southwestern Energy Co.
4.10%, 03/15/22 (f)	50	50
7.75%, 10/01/27 (f)	100	106
TC PipeLines LP
3.90%, 05/25/27	500	474
TerraForm Power Operating LLC
4.25%, 01/31/23 (a)	100	98
Tesoro Logistics LP
5.25%, 01/15/25	600	615
Transcanada Trust
5.30%, 03/15/77 (d)	875	832
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	800	781
Transocean Guardian Ltd.
5.88%, 01/15/24 (a)	100	101
Transocean Pontus Ltd.
6.13%, 08/01/25 (a) (f)	100	102
		38,080
Financials 42.0%
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	300	301
4.25%, 07/01/20	500	505
4.50%, 05/15/21	450	457
3.95%, 02/01/22	400	399
3.50%, 05/26/22 (f)	200	196
3.50%, 01/15/25	1,900	1,790
Ally Financial Inc.
8.00%, 11/01/31	500	607
Altice Financing SA
6.63%, 02/15/23 (a)	300	303
Ambac LSNI LLC
7.40%, (3M US LIBOR + 5.00%), 02/12/23 (a) (d)	284	287
Amcor Finance USA Inc.
3.63%, 04/28/26 (a)	400	378
American Financial Group Inc.
3.50%, 08/15/26	900	840
American International Group Inc.
5.75%, 04/01/48	100	97
4.38%, 01/15/55	400	350
AXA Equitable Holdings Inc.
4.35%, 04/20/28 (a)	300	290
Axis Bank Ltd.
3.25%, 05/21/20	200	197
3.25%, 05/21/20 (a)	500	493
Axis Specialty Finance Plc
4.00%, 12/06/27 (f)	700	662
Azul Investments LLP
5.88%, 10/26/24 (a)	100	86
Banco Bilbao Vizcaya Argentaria SA
6.75%, (callable at 100 beginning 02/18/20), EUR (i)	600	724
Banco BTG Pactual SA
5.50%, 01/31/23	600	566
Banco do Brasil SA
6.00%, 01/22/20 (a)	200	206
Banco General SA
4.13%, 08/07/27 (a)	200	189
Bank of America Corp.
4.10%, 07/24/23	1,475	1,502
3.50%, 04/19/26	1,300	1,256
3.82%, 01/20/28 (d)	5,000	4,867
3.42%, 12/20/28	631	592
3.97%, 03/05/29	500	488
Bank of New York Mellon Corp.
2.30%, 09/11/19	400	398
3.00%, 02/24/25	500	479
2.80%, 05/04/26	1,800	1,687
Barclays Bank Plc
6.50%, (callable at 100 beginning 09/15/19), EUR (i)	200	239
7.63%, 11/21/22	2,400	2,602
Barclays Plc
7.75%, (callable at 100 beginning 09/15/23) (i)	1,100	1,103
3.70%, (3M US LIBOR + 1.38%), 05/16/24 (d)	2,200	2,187
4.34%, 05/16/24 (d) (k)	200	197

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
BAT International Finance Plc
2.75%, 06/15/20 (a)	200	198
BBVA Bancomer SA
5.13%, 01/18/33 (a)	600	546
BGC Partners Inc.
5.38%, 12/09/19 (f)	225	229
5.13%, 05/27/21	1,100	1,116
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44 (a)	300	300
BNP Paribas SA
7.00%, (callable at 100 beginning 08/16/28) (a) (i)	200	201
Boral Finance Pty Ltd.
3.75%, 05/01/28 (a)	1,600	1,492
BPCE SA
3.53%, (3M US LIBOR + 1.22%), 05/22/22 (a) (d)	500	505
2.75%, 01/11/23 (a)	2,500	2,390
Braskem Finance Ltd.
5.38%, 05/02/22	1,200	1,224
Brighthouse Financial Inc.
4.70%, 06/22/47	200	165
Brookfield Finance Inc.
3.90%, 01/25/28	500	474
Brookfield Finance LLC
4.00%, 04/01/24	500	497
Cemex Finance LLC
6.00%, 04/01/24	300	309
Charles Schwab Corp.
5.00%, (callable at 100 beginning 12/01/27) (i)	500	484
Citigroup Inc.
3.54%, (3M US LIBOR + 1.19%), 08/02/21 (d)	1,000	1,018
3.41%, (3M US LIBOR + 1.10%), 05/17/24 (d)	200	202
3.34%, (3M US LIBOR + 1.02%), 06/01/24 (d)	600	604
3.20%, 10/21/26	600	560
4.08%, 04/23/29	1,200	1,176
Citizens Bank NA
2.55%, 05/13/21	250	243
CME Group Inc.
3.00%, 03/15/25	725	698
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23 (f)	600	576
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (i)	1,400	1,803
3.75%, 07/21/26	1,000	943
Credit Agricole SA
3.75%, 04/24/23 (a)	250	246
Credit Suisse AG
3.00%, 10/29/21	300	295
6.50%, 08/08/23	300	320
6.50%, 08/08/23 (a)	200	214
Credit Suisse Group AG
7.50%, (callable at 100 beginning 07/17/23) (a) (i)	400	410
3.57%, 01/09/23 (a)	250	245
3.87%, 01/12/29 (a)	700	659
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	900	895
3.75%, 03/26/25	800	771
4.55%, 04/17/26	700	703
CRH America Finance Inc.
3.40%, 05/09/27 (a)	800	746
DBS Group Holdings Ltd.
2.25%, 07/16/19 (a)	200	199
2.82%, (3M US LIBOR + 0.49%), 06/08/20 (a) (d)	400	401
Depository Trust & Clearing Corp.
4.88%, (callable at 100 beginning 06/15/20) (a) (i)	250	253
Deutsche Bank AG
3.31%, (3M US LIBOR + 0.97%), 07/13/20 (d)	1,100	1,095
3.15%, 01/22/21	500	488
4.25%, 10/14/21	2,200	2,192
3.30%, 11/16/22	300	285
3.51%, (3M US LIBOR + 1.19%), 11/16/22 (d)	500	490
Diamond 1 Finance Corp.
4.42%, 06/15/21 (a)	1,400	1,421
5.45%, 06/15/23 (a)	2,125	2,232
	Shares/Par[1]	Value ($)
Discover Bank
3.10%, 06/04/20	250	248
E*Trade Financial Corp.
5.88%, (callable at 100 beginning 09/15/26) (f) (i)	1,000	1,029
Emerald Bay SA
0.00%, 10/08/20, EUR (a) (j)	100	109
Enel Finance International NV
3.63%, 05/25/27 (a)	400	360
ERAC USA Finance LLC
2.70%, 11/01/23 (a)	2,000	1,883
Fairfax Financial Holdings Ltd.
2.75%, 03/29/28, EUR (a)	600	699
Fidelity National Financial Inc.
5.50%, 09/01/22	300	317
First American Financial Corp.
4.30%, 02/01/23	650	649
4.60%, 11/15/24	200	200
Flagstar Bancorp Inc.
6.13%, 07/15/21	800	830
FMR LLC
4.95%, 02/01/33 (b) (c)	700	739
Ford Motor Credit Co. LLC
3.17%, (3M US LIBOR + 0.83%), 08/12/19 (d)	400	401
2.68%, 01/09/20	300	297
8.13%, 01/15/20	150	158
5.88%, 08/02/21	300	313
3.43%, (3M US LIBOR + 1.08%), 08/03/22 (d)	1,400	1,387
Freedom Mortgage Corp.
8.13%, 11/15/24 (a)	100	97
8.25%, 04/15/25 (a)	100	97
GE Capital International Funding Co.
4.42%, 11/15/35	1,900	1,784
General Motors Financial Co. Inc.
3.45%, 01/14/22	1,900	1,872
3.89%, (3M US LIBOR + 1.55%), 01/14/22 (d)	200	204
Global Bank Corp.
4.50%, 10/20/21 (a)	200	198
Goldman Sachs Group Inc.
5.25%, 07/27/21	500	522
5.75%, 01/24/22	100	106
3.06%, (3M US LIBOR + 0.75%), 02/23/23 (d)	600	603
3.50%, 01/23/25	700	678
3.75%, 02/25/26	1,000	972
4.22%, 05/01/29	2,400	2,365
High Street Funding Trust I
4.11%, 02/15/28 (a)	100	98
HSBC Holdings Plc
5.88%, (callable at 100 beginning 09/28/26), GBP (i)	700	915
6.00%, (callable at 100 beginning 09/29/23), EUR (i)	1,100	1,416
6.25%, (callable at 100 beginning 03/23/23) (i) (k)	1,200	1,191
6.50%, (callable at 100 beginning 03/23/28) (i) (k)	400	386
3.60%, 05/25/23	800	792
4.30%, 03/08/26	725	721
3.90%, 05/25/26	600	581
3.71%, (3M US LIBOR + 1.38%), 09/12/26 (d)	500	500
Hyundai Capital America Inc.
3.14%, (3M US LIBOR + 0.80%), 09/18/20 (b) (c) (d)	800	802
IHS Markit Ltd.
4.75%, 08/01/28	400	401
ING Groep NV
3.95%, 03/29/27	200	192
Intesa Sanpaolo SpA
6.50%, 02/24/21 (a)	250	258
5.71%, 01/15/26 (a)	875	797
Jefferies Finance LLC
7.38%, 04/01/20 (a)	1,600	1,626
7.50%, 04/15/21 (a)	600	614
6.88%, 04/15/22 (a)	300	301
7.25%, 08/15/24 (a)	400	388
JPMorgan Chase & Co.
5.81%, (callable at 100 beginning 01/30/19) (i)	1,100	1,104
3.90%, 07/15/25	200	200

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
3.30%, 04/01/26	1,700	1,628
3.78%, 02/01/28 (d)	7,000	6,822
JPMorgan Chase Bank NA
3.22%, 03/01/25	2,500	2,419
Lazard Group LLC
3.75%, 02/13/25	300	289
Legg Mason Inc.
3.95%, 07/15/24	100	98
Lloyds Bank Plc
12.00%, (callable at 100 beginning 12/16/24) (a) (i)	100	122
3.30%, 05/07/21 (k)	300	299
Lloyds Banking Group Plc
7.63%, (callable at 100 beginning 06/27/23), GBP (i) (k)	1,000	1,409
3.15%, (3M US LIBOR + 0.80%), 06/21/21 (d)	400	401
4.05%, 08/16/23	1,600	1,588
Marsh & McLennan Cos Inc.
3.50%, 03/10/25	1,200	1,168
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (a)	200	202
Mitsubishi UFJ Financial Group Inc.
3.19%, (3M US LIBOR + 0.86%), 07/26/23 (d)	300	301
Mitsubishi UFJ Trust & Banking Corp.
2.45%, 10/16/19 (a)	3,600	3,569
Mizuho Financial Group Inc.
2.63%, 04/12/21 (a)	700	683
3.21%, (3M US LIBOR + 0.88%), 09/11/22 (d)	800	804
Moody's Corp.
4.50%, 09/01/22	200	206
4.88%, 02/15/24	290	303
Morgan Stanley
3.13%, 01/23/23	3,400	3,311
4.00%, 07/23/25	1,000	995
3.88%, 01/27/26	300	294
3.63%, 01/20/27	3,700	3,548
MUFG Americas Holdings Corp.
3.00%, 02/10/25	1,000	949
Multibank Inc.
4.38%, 11/09/22 (a)	200	198
NASDAQ Inc.
2.76%, (3M US LIBOR + 0.39%), 03/22/19 (d)	600	601
Nationwide Building Society
10.25%, GBP (i)	535	1,041
2.35%, 01/21/20 (a)	2,150	2,124
Navient Corp.
8.00%, 03/25/20	300	317
5.88%, 03/25/21	100	103
7.25%, 01/25/22	100	106
6.50%, 06/15/22	200	208
Petrobras Global Finance BV
7.38%, 01/17/27	300	304
6.00%, 01/27/28	2,593	2,392
Protective Life Corp.
4.30%, 09/30/28 (a)	1,000	983
Quicken Loans Inc.
5.75%, 05/01/25 (a)	100	100
5.25%, 01/15/28 (a)	800	743
Rabobank Nederland NV
6.88%, 03/19/20, EUR	400	508
Radian Group Inc.
7.00%, 03/15/21	157	168
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/22 (a)	400	384
2.75%, 06/26/24 (a)	900	852
Reckson Operating Partnership LP
7.75%, 03/15/20	1,400	1,479
Reinsurance Group of America Inc.
3.95%, 09/15/26	600	582
RenaissanceRe Finance Inc.
3.45%, 07/01/27	100	94
Rio Oil Finance Trust
9.25%, 07/06/24 (e)	399	425
9.25%, 07/06/24 (a)	166	177
9.75%, 01/06/27 (a)	189	204
	Shares/Par[1]	Value ($)
8.20%, 04/06/28 (a)	600	615
Royal Bank of Scotland Group Plc
3.92%, (3M US LIBOR + 1.55%), 06/25/24 (d)	1,300	1,308
Santander Holdings USA Inc.
3.70%, 03/28/22	1,200	1,184
3.40%, 01/18/23	1,100	1,061
4.40%, 07/13/27	100	96
Santander UK Group Holdings Plc
7.38%, (callable at 100 beginning 06/24/22), GBP (i)	295	403
4.75%, 09/15/25 (a)	600	584
Santander UK Plc
3.40%, 06/01/21 (k)	500	498
5.00%, 11/07/23 (a)	300	302
Sasol Financing USA LLC
5.88%, 03/27/24	400	407
Sberbank of Russia Via SB Capital SA
5.50%, 02/26/24 (d)	500	497
SLM Corp.
5.13%, 04/05/22	400	397
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 (a)	600	578
3.00%, 07/15/22 (a)	800	768
Springleaf Finance Corp.
5.25%, 12/15/19	100	101
8.25%, 12/15/20	100	109
7.75%, 10/01/21	800	865
State Bank of India
3.25%, 01/24/22	700	678
State Street Corp.
5.63%, (callable at 100 beginning 12/15/23) (i)	400	402
Stearns Holdings LLC
9.38%, 08/15/20 (a)	500	501
Stichting AK Rabobank Certificaten
6.50%, EUR (e) (i)	600	809
Sumitomo Mitsui Financial Group Inc.
4.01%, (3M US LIBOR + 1.68%), 03/09/21 (d)	1,200	1,233
3.48%, (3M US LIBOR + 1.14%), 10/19/21 (d) (f)	1,300	1,321
3.12%, (3M US LIBOR + 0.78%), 07/12/22 (d)	500	502
Synchrony Financial
2.70%, 02/03/20	100	99
3.58%, (3M US LIBOR + 1.23%), 02/03/20 (d)	200	201
Tesco Property Finance 5 Plc
5.66%, 10/13/41, GBP	591	872
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (a)	300	300
4.13%, 11/01/24 (a)	500	494
Toll Brothers Finance Corp.
4.00%, 12/31/18	150	150
UBS AG
2.45%, 12/01/20 (a)	200	196
7.63%, 08/17/22	2,403	2,670
UBS Group AG
4.13%, 09/24/25 (a)	250	248
Vanke Real Estate Hong Kong Co. Ltd.
3.95%, 12/23/19	700	699
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24, GBP	100	131
Virgin Media Secured Finance Plc
6.25%, 03/28/29, GBP	100	136
Volkswagen Group of America Finance LLC
2.13%, 05/23/19 (a)	1,000	995
Wand Merger Corp.
8.13%, 07/15/23 (a)	300	315
WEA Finance LLC
3.75%, 09/17/24 (a)	1,000	980
Wells Fargo & Co.
2.63%, 07/22/22	300	289
3.45%, (3M US LIBOR + 1.11%), 01/24/23 (d) (f)	1,500	1,522
3.57%, (3M US LIBOR + 1.23%), 10/31/23 (d)	1,400	1,428
3.30%, 09/09/24	950	920
3.58%, 05/22/28 (d)	4,800	4,603
Wells Fargo Bank NA
3.55%, 08/14/23	1,000	995

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Woodside Finance Ltd.
4.60%, 05/10/21 (a)	600	609
3.65%, 03/05/25 (a)	600	578
XLIT Ltd.
4.45%, 03/31/25	400	396
		172,979
Health Care 3.8%
AbbVie Inc.
2.90%, 11/06/22	100	97
Actavis Funding SCS
3.45%, 03/15/22	975	969
Amgen Inc.
2.60%, 08/19/26	700	634
3.20%, 11/02/27	1,900	1,784
Anthem Inc.
4.10%, 03/01/28	600	590
Boston Scientific Corp.
3.38%, 05/15/22	775	765
Celgene Corp.
4.35%, 11/15/47	200	179
4.55%, 02/20/48	100	93
Centene Escrow I Corp.
5.38%, 06/01/26 (a)	400	410
Community Health Systems Inc.
5.13%, 08/01/21 (f)	100	97
8.63%, 01/15/24 (a)	600	623
CVS Health Corp.
2.13%, 06/01/21	400	386
4.30%, 03/25/28	1,100	1,091
7.51%, 01/10/32 (a)	54	63
Endo Finance LLC
7.25%, 01/15/22 (a) (e)	200	195
Fresenius Medical Care US Finance II Inc.
4.75%, 10/15/24 (a)	700	720
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	200	255
HCA Inc.
5.25%, 06/15/26	300	308
Kinetic Concepts Inc.
7.88%, 02/15/21 (a)	100	103
Laboratory Corp. of America Holdings
3.60%, 02/01/25	200	195
Medtronic Inc.
3.50%, 03/15/25	250	248
Merck & Co. Inc.
2.75%, 02/10/25	300	288
Mylan NV
3.95%, 06/15/26	1,700	1,611
Stryker Corp.
3.50%, 03/15/26	475	459
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	400	371
Teva Pharmaceutical Finance Netherlands II BV
0.38%, 07/25/20, EUR	200	228
1.13%, 10/15/24, EUR	300	310
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	400	376
Valeant Pharmaceuticals International Inc.
9.25%, 04/01/26 (a)	700	757
Zimmer Biomet Holdings Inc.
3.70%, 03/19/23	900	893
Zoetis Inc.
4.50%, 11/13/25	200	207
3.00%, 09/12/27	300	277
		15,582
Industrials 5.1%
A P Moller - Maersk A/S
3.88%, 09/28/25 (a) (f)	700	663
ADT Corp.
3.50%, 07/15/22	100	95
Air Lease Corp.
2.13%, 01/15/20	1,000	984
3.00%, 09/15/23	300	284
	Shares/Par[1]	Value ($)
Aircastle Ltd.
4.40%, 09/25/23	600	599
Allegion US Holding Co. Inc.
3.20%, 10/01/24	400	374
3.55%, 10/01/27	100	91
Aviation Capital Group Corp.
7.13%, 10/15/20 (a)	750	799
Aviation Capital Group LLC
3.50%, 11/01/27 (a)	100	91
BOC Aviation Pte Ltd.
2.75%, 09/18/22 (a)	400	379
3.50%, 09/18/27 (a)	500	458
CD&R Waterworks Merger Sub LLC
6.13%, 08/15/25 (a)	100	96
DP World Crescent Ltd.
4.85%, 09/26/28 (b) (c)	1,500	1,487
Fortune Brands Home & Security Inc.
3.00%, 06/15/20	200	198
4.00%, 09/21/23	200	200
GATX Corp.
3.50%, 03/15/28	500	460
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (i)	2,300	2,242
GMR Hyderabad International Airport Ltd.
4.25%, 10/27/27 (a)	200	176
Harris Corp.
2.70%, 04/27/20	100	99
2.82%, (3M US LIBOR + 0.48%), 04/30/20 (d)	300	300
International Lease Finance Corp.
8.25%, 12/15/20	600	655
8.63%, 01/15/22	200	227
Jeld-Wen Inc.
4.88%, 12/15/27 (a)	300	274
Kansas City Southern
3.00%, 05/15/23	200	192
3.13%, 06/01/26	100	92
Masco Corp.
5.95%, 03/15/22	650	694
Massachusetts Institute of Technology
4.68%, 07/01/14	200	214
Norfolk Southern Corp.
4.15%, 02/28/48	400	386
Owens Corning Inc.
4.20%, 12/15/22 - 12/01/24	350	348
3.40%, 08/15/26	600	550
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (a)	300	304
4.50%, 03/15/23 (a)	900	883
Penske Truck Leasing Co. LP
3.40%, 11/15/26 (a)	1,000	931
Pitney Bowes Inc.
3.63%, 09/15/20 (g)	200	198
Rockwell Collins Inc.
2.80%, 03/15/22	200	195
3.20%, 03/15/24	100	97
3.50%, 03/15/27	450	428
Spirit AeroSystems Inc.
4.60%, 06/15/28	800	794
SPX FLOW Inc.
5.88%, 08/15/26 (a)	200	201
Standard Industries Inc.
5.00%, 02/15/27 (a)	200	188
4.75%, 01/15/28 (a)	2,100	1,940
Textron Inc.
2.89%, (3M US LIBOR + 0.55%), 11/10/20 (d)	700	700
Verisk Analytics Inc.
4.13%, 09/12/22	100	101
WestJet Airlines Ltd.
3.50%, 06/16/21 (b) (c)	200	197
		20,864
Information Technology 2.9%
Alliance Data Systems Corp.
5.88%, 11/01/21 (a)	100	102

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Apple Inc.
2.85%, 05/11/24	1,100	1,066
Arrow Electronics Inc.
3.25%, 09/08/24	500	473
Broadcom Corp.
3.00%, 01/15/22	1,600	1,558
3.63%, 01/15/24	1,500	1,456
Flex Ltd.
5.00%, 02/15/23	100	102
Marvell Technology Group Ltd.
4.20%, 06/22/23	500	497
4.88%, 06/22/28	400	401
Microchip Technology Inc.
3.92%, 06/01/21 (a)	1,100	1,096
NXP BV
4.13%, 06/01/21 (a)	500	500
3.88%, 09/01/22 (a)	500	494
Oracle Corp.
3.80%, 11/15/37	1,100	1,044
QTS Finance Corp.
4.75%, 11/15/25 (a)	100	96
Tech Data Corp.
4.95%, 02/15/27 (f) (g)	200	193
Thomson Reuters Corp.
3.35%, 05/15/26	700	645
Visa Inc.
3.15%, 12/14/25	400	388
VMware Inc.
3.90%, 08/21/27	1,500	1,420
Western Digital Corp.
4.75%, 02/15/26	500	483
		12,014
Materials 1.3%
American Builders & Contractors Supply Co. Inc.
5.88%, 05/15/26 (a)	500	501
Boise Cascade Co.
5.63%, 09/01/24 (a)	300	305
China Uranium Development Co. Ltd.
3.50%, 10/08/18	200	200
Crown Americas LLC
4.75%, 02/01/26 (a) (f)	100	96
Gerdau Holdings Inc.
7.00%, 01/20/20	200	208
7.00%, 01/20/20 (a)	100	104
Gerdau Trade Inc.
4.88%, 10/24/27	300	279
Goldcorp Inc.
3.63%, 06/09/21	100	100
Graphic Packaging International Inc.
4.75%, 04/15/21	50	51
Huntsman International LLC
4.88%, 11/15/20	100	102
PT Bukit Makmur Mandiri Utama
7.75%, 02/13/22 (a)	200	205
Reynolds Group Issuer Inc.
5.84%, (3M US LIBOR + 3.50%), 07/15/21 (a) (d)	200	203
Rock Tenn Co.
4.90%, 03/01/22	30	31
Syngenta Finance NV
3.93%, 04/23/21 (a)	500	498
Vale Overseas Ltd.
4.38%, 01/11/22 (f)	191	193
6.25%, 08/10/26	1,200	1,315
Westlake Chemical Corp.
3.60%, 07/15/22	30	30
WestRock Co.
4.00%, 03/15/28 (a)	381	374
Yara International ASA
3.80%, 06/06/26 (a)	300	284
4.75%, 06/01/28 (b) (c)	300	301
		5,380
Real Estate 6.0%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20	100	99
	Shares/Par[1]	Value ($)
4.50%, 07/30/29	500	497
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	1,050	1,039
American Homes 4 Rent LP
4.25%, 02/15/28	1,200	1,148
American Tower Corp.
3.45%, 09/15/21	200	199
2.25%, 01/15/22	100	95
3.50%, 01/31/23	750	738
3.13%, 01/15/27	400	364
ARC Properties Operating Partnership LP
3.00%, 02/06/19	800	800
Brixmor Operating Partnership LP
3.25%, 09/15/23	200	191
CBL & Associates LP
5.95%, 12/15/26 (f)	1,600	1,327
China Evergrande Group
6.25%, 06/28/21	200	194
Country Garden Holdings Co. Ltd.
7.50%, 03/09/20	800	816
Crown Castle International Corp.
3.40%, 02/15/21	500	498
4.88%, 04/15/22	300	309
5.25%, 01/15/23	400	419
Digital Realty Trust LP
4.75%, 10/01/25	100	102
Education Realty Operating Partnership LP
4.60%, 12/01/24	100	101
EPR Properties
4.50%, 04/01/25	100	99
4.75%, 12/15/26	200	196
4.95%, 04/15/28	700	688
Essex Portfolio LP
3.50%, 04/01/25	900	867
HCP Inc.
4.00%, 12/01/22	300	300
Healthcare Trust of America Holdings LP
3.38%, 07/15/21	200	198
Hospitality Properties Trust
4.50%, 06/15/23	200	200
4.95%, 02/15/27	300	294
Host Hotels & Resorts LP
6.00%, 10/01/21	50	53
3.88%, 04/01/24	200	195
4.00%, 06/15/25	300	291
4.50%, 02/01/26	100	99
Kilroy Realty LP
4.38%, 10/01/25	300	299
Kimco Realty Corp.
2.80%, 10/01/26	700	624
Mid-America Apartments LP
4.30%, 10/15/23	50	51
3.75%, 06/15/24	100	98
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27 (a) (f)	900	884
Omega Healthcare Investors Inc.
4.38%, 08/01/23	800	793
Physicians Realty LP
4.30%, 03/15/27	100	96
3.95%, 01/15/28	200	186
Poly Real Estate Finance Ltd.
5.25%, 04/25/19	400	402
Select Income REIT
4.25%, 05/15/24	100	96
SL Green Operating Partnership LP
3.25%, 10/15/22	500	485
SL Green Realty Corp.
4.50%, 12/01/22	100	101
Spirit Realty LP
4.45%, 09/15/26	200	191
Times China Holdings Ltd.
7.85%, 06/04/21	500	490
Trust F/1401
6.95%, 01/30/44 (a)	1,000	1,025

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
UDR Inc.
4.63%, 01/10/22	671	687
4.00%, 10/01/25	350	348
Ventas Realty LP
4.40%, 01/15/29	900	894
Washington Prime Group LP
5.95%, 08/15/24 (f)	1,500	1,418
Weyerhaeuser Co.
4.63%, 09/15/23	500	514
8.50%, 01/15/25	500	611
7.38%, 10/01/19 - 03/15/32	1,300	1,577
WP Carey Inc.
4.00%, 02/01/25	600	586
		24,872
Utilities 2.7%
American Electric Power Co. Inc.
3.20%, 11/13/27	400	375
Appalachian Power Co.
3.40%, 06/01/25	300	293
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,070
Duke Energy Corp.
2.82%, (3M US LIBOR + 0.50%), 05/14/21 (b) (c) (d)	300	301
3.05%, 08/15/22	1,200	1,176
2.65%, 09/01/26	750	681
Duke Energy Florida LLC
3.20%, 01/15/27	100	96
Duquesne Light Holdings Inc.
5.90%, 12/01/21 (a)	50	53
3.62%, 08/01/27 (a)	1,200	1,121
Entergy Mississippi Inc.
2.85%, 06/01/28	900	824
Exelon Corp.
2.85%, 06/15/20	600	595
3.95%, 06/15/25	500	499
FirstEnergy Corp.
4.25%, 03/15/23 (g)	300	304
Ipalco Enterprises Inc.
3.70%, 09/01/24	100	96
NextEra Energy Capital Holdings Inc.
2.64%, (3M US LIBOR + 0.32%), 09/03/19 (d)	1,000	1,002
Niagara Mohawk Power Corp.
2.72%, 11/28/22 (a)	100	97
Pacific Gas & Electric Co.
3.25%, 06/15/23	800	772
3.30%, 12/01/27	200	183
4.65%, 08/01/28 (b) (c)	200	201
Southern Co.
2.95%, 07/01/23	200	192
5.50%, 03/15/57	200	201
		11,132
Total Corporate Bonds And Notes (cost $354,279)		346,502
SENIOR LOAN INTERESTS 3.8%
Consumer Discretionary 1.8%
ARAMARK Services Inc.
Term Loan, 4.08%, (3M LIBOR + 1.75%), 03/01/25 (d)	233	234
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.99%, (3M LIBOR + 2.75%), 12/23/24 (d)	695	698
Charter Communications Operating LLC
Term Loan B, 4.25%, (3M LIBOR + 2.00%), 04/30/25 (d)	586	586
CSC Holdings LLC
Term Loan B, 4.66%, (3M LIBOR + 2.50%), 01/12/26 (d)	299	300
Las Vegas Sands LLC
Term Loan B, 3.83%, (3M LIBOR + 1.75%), 03/27/25 (d)	5,128	5,123
Stars Group Holdings BV
Incremental Term Loan, 5.89%, (3M LIBOR + 3.50%), 06/29/25 (d)	399	402
	Shares/Par[1]	Value ($)
Wyndham Hotels & Resorts Inc.
Term Loan B, 3.83%, (3M LIBOR + 1.75%), 03/29/25 (d)	200	201
		7,544
Financials 0.8%
Fortress Investment Group LLC
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 12/27/22 (d)	170	171
ILFC Delos Finance SARL
Term Loan B, 4.08%, (3M LIBOR + 1.50%), 10/06/23 (d)	300	301
Level 3 Financing Inc.
Term Loan B, 4.43%, (3M LIBOR + 2.25%), 02/16/24 (d)	2,200	2,206
Lightstone Holdco LLC
Term Loan B-1, 5.83%, (3M LIBOR + 3.75%), 01/30/24 (d)	463	459
Term Loan C-1, 5.83%, (3M LIBOR + 3.75%), 01/30/24 (d)	25	25
RPI Finance Trust
Term Loan B-6, 4.33%, (3M LIBOR + 2.00%), 03/13/23 (d)	325	326
		3,488
Health Care 0.2%
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.50%), 08/15/24 (d)	99	95
Envision Healthcare Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/27/25 (b) (d) (l)	200	199
HCA Inc.
Term Loan B-10, 4.08%, (3M LIBOR + 2.00%), 03/07/25 (d)	298	301
Ortho-Clinical Diagnostics SA
Term Loan B, 5.32%, (3M LIBOR + 3.25%), 06/01/25 (d)	289	289
		884
Industrials 0.4%
Altra Industrial Motion
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/26/25 (d) (l)	200	200
Avolon LLC
Term Loan B-3, 4.17%, (3M LIBOR + 2.00%), 01/15/25 (d)	595	596
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.59%, (3M LIBOR + 4.25%), 06/16/24 (d)	80	80
Term Loan, 6.64%, (3M LIBOR + 4.25%), 06/16/24 (d)	1	1
Term Loan, 6.60%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (d)	413	415
Sequa Corp.
Term Loan B, 7.19%, (3M LIBOR + 5.00%), 11/28/21 (d)	197	194
		1,486
Information Technology 0.5%
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.33%, (1M LIBOR + 3.25%), 10/19/23 (d)	392	393
Dell International LLC
Term Loan B, 4.25%, (3M LIBOR + 2.00%), 09/07/23 (d)	543	544
MH Sub I LLC
1st Lien Term Loan, 5.92%, (3M LIBOR + 3.75%), 08/09/24 (d)	992	999
		1,936
Materials 0.1%
CPG International Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 05/03/24 (d)	392	395
WR Grace & Co.
Term Loan B-1, 4.08%, (3M LIBOR + 1.75%), 02/23/25 (d)	37	37
Term Loan B-2, 4.08%, (3M LIBOR + 1.75%), 02/23/25 (d)	63	63
		495

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Utilities 0.0%
Vistra Operations Co. LLC
Term Loan B-2, 4.33%, (3M LIBOR + 2.25%), 12/14/23 (d)	98	98
Total Senior Loan Interests (cost $15,919)		15,931
GOVERNMENT AND AGENCY OBLIGATIONS 20.5%
Mortgage-Backed Securities 6.7%
Federal National Mortgage Association
3.00%, 07/01/43 - 08/01/43	591	570
TBA, 3.00%, 11/15/47 (m)	2,400	2,294
TBA, 3.50%, 10/15/48 (m)	25,300	24,900
		27,764
Municipal 0.0%
California Earthquake Authority
2.81%, 07/01/19	84	84
Sovereign 2.8%
Argentina Bonar Bond
27.95%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (d)	26,080	660
Argentina POM Politica Monetaria
42.82%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (d)	7,800	227
Argentina Republic Government International Bond
6.88%, 01/26/27	500	425
2.50%, 12/31/38 (e)	400	238
6.25%, 11/09/47, EUR	400	351
Indonesia Government International Bond
2.88%, 07/08/21, EUR (a)	100	123
Kuwait International Government Bond
3.50%, 03/20/27 (a)	1,300	1,275
Peru Government International Bond
8.20%, 08/12/26, PEN (a)	9,100	3,254
Qatar Government International Bond
3.88%, 04/23/23 (a)	1,400	1,410
Saudi Arabia Government International Bond
4.00%, 04/17/25 (a)	900	901
3.25%, 10/26/26	1,500	1,410
3.63%, 03/04/28 (a)	1,000	955
Slovenia Government International Bond
4.13%, 02/18/19 (a)	200	201
		11,430
Treasury Inflation Indexed Securities 1.0%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/21, EUR (n)	559	678
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (n) (o)	2,712	2,591
0.50%, 01/15/28 (n)	695	667
		3,936
U.S. Treasury Securities 10.0%
U.S. Treasury Bond
3.50%, 02/15/39	914	963
Principal Only, 0.00%, 08/15/44 - 05/15/45 (j)	50	22
2.50%, 02/15/46 (m)	8,175	7,131
2.50%, 05/15/46	5,657	4,931
2.88%, 11/15/46	182	171
2.75%, 11/15/47	8	7
3.00%, 02/15/48	411	395
3.13%, 05/15/48	7,756	7,649
U.S. Treasury Note
1.88%, 07/31/22 (o)	1,431	1,377
2.13%, 12/31/22 (m)	5,200	5,032
1.75%, 01/31/23 (o)	2,116	2,014
2.13%, 05/15/25 (o)	2,940	2,784
2.38%, 05/15/27 (m)	1,118	1,062
2.88%, 08/15/28	7,643	7,527
		41,065
Total Government And Agency Obligations (cost $86,520)		84,279
	Shares/Par[1]	Value ($)
TRUST PREFERREDS 0.0%
Utilities 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (i)	—	10
Total Trust Preferreds (cost $10)		10
PREFERRED STOCKS 0.1%
Financials 0.1%
CoBank ACB, 6.20%, (callable at 100 beginning 01/01/25) (b) (c) (i)	3	320
Real Estate 0.0%
Vereit Inc., 6.70%, (callable at 25 beginning 01/03/19) (i)	2	42
Total Preferred Stocks (cost $338)		362
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (p) (q)	6,873	6,873
Treasury Securities 0.0%
Argentina Treasury Bill
52.97%, 12/11/18, ARS (r)	990	27
95.37%, 12/28/18, ARS (r)	3,710	91
		118
Total Short Term Investments (cost $6,998)		6,991
Total Investments 113.0% (cost $475,467)		465,244
Total Purchased Options 0.0% (cost $288)		105
Other Derivative Instruments (0.1)%		(308)
Other Assets and Liabilities, Net (12.9)%		(53,465)
Total Net Assets 100.0%		411,576

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $86,831 and 21.1%, respectively.

(b) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(f) All or portion of the security was on loan.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Convertible security.

(l) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2018, the total payable for investments purchased on a delayed delivery basis was $40,699.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

(o) All or a portion of the security is pledged or segregated as collateral.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(r) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Air Canada Pass-Through Trust, Series 2017-A-1, 3.55%, 01/15/30	12/08/17	1,700	1,617	0.4
BP AMI Leasing Inc., 5.52%, 05/08/19	09/25/12	127	127	—
CoBank ACB, 6.20%, callable at 100 beginning 01/01/25	11/20/14	301	320	0.1
DP World Crescent Ltd., 4.85%, 09/26/28	09/19/18	1,500	1,487	0.4
Duke Energy Corp., 2.82%, 05/14/21	05/14/18	300	301	0.1
FMR LLC, 4.95%, 02/01/33	02/09/15	781	739	0.2
GTP Acquisition Partners I LLC, Series 2015-A-2, 3.48%, 06/16/25	05/21/15	300	292	0.1
Hyundai Capital America Inc., 3.14%, 09/18/20	09/17/18	800	802	0.2
Pacific Gas & Electric Co., 4.65%, 08/01/28	08/03/18	199	201	—
Petrofac Ltd., 3.40%, 10/10/18	10/04/13	200	200	—
WestJet Airlines Ltd., 3.50%, 06/16/21	06/14/16	200	197	—
Yara International ASA, 4.75%, 06/01/28	05/25/18	299	301	0.1
		6,707	6,584	1.6

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro-Bund	(11)	December 2018	EUR	(1,761)	(9)	17
U.S. Treasury Note, 10-Year	300	December 2018		36,144	9	(509)
U.S. Treasury Note, 5-Year	336	December 2018		38,118	18	(326)
					18	(818)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.50	06/20/48		4,850	3	242
3M LIBOR (Q)	Receiving	2.93	08/15/48		300	—	8
3M LIBOR (S)	Paying	3.00	09/19/23		5,050	3	(17)
3M LIBOR (S)	Paying	2.96	09/26/23		2,000	1	(11)
3M LIBOR (S)	Paying	3.00	09/26/23		1,800	1	(6)
3M LIBOR (S)	Paying	3.04	10/02/23		4,200	7	7
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.00	09/20/24	JPY	127,500	—	(45)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	03/20/28	JPY	146,700	1	7
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	03/20/29	JPY	570,000	5	(8)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.42	03/25/29	JPY	60,000	—	(1)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.25	06/17/35	JPY	20,000	—	(1)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.50	12/21/45	JPY	50,000	1	74
6M BUBOR (A)	Paying	1.00	09/19/23	HUF	297,000	1	(49)
6M BUBOR (A)	Paying	1.25	09/19/23	HUF	906,900	3	(148)
6M EURIBOR (S)	Receiving	1.25	12/19/28	EUR	2,600	(10)	(19)
6M EURIBOR (S)	Receiving	1.00	03/20/29	EUR	3,500	(13)	21
6M EURIBOR (S)	Receiving	1.50	03/20/49	EUR	500	(3)	(2)
6M GBP LIBOR (S)	Receiving	1.50	03/20/29	GBP	7,900	(15)	71
6M GBP LIBOR (S)	Receiving	1.75	03/20/49	GBP	1,700	(9)	15
6M GBP LIBOR (S)	Paying	1.25	03/20/24	GBP	300	—	—
Mexican Interbank Rate (M)	Paying	5.61	07/07/21	MXN	14,100	—	(38)
Mexican Interbank Rate (M)	Paying	5.84	09/14/21	MXN	1,600	—	(4)
Mexican Interbank Rate (M)	Paying	5.81	09/29/21	MXN	1,300	—	(6)
Mexican Interbank Rate (M)	Paying	5.75	09/30/21	MXN	1,600	—	(8)
Mexican Interbank Rate (M)	Paying	5.63	10/11/21	MXN	12,900	—	(34)
Mexican Interbank Rate (M)	Paying	7.68	12/29/22	MXN	58,600	—	(17)
Mexican Interbank Rate (M)	Paying	7.61	01/23/23	MXN	88,500	—	20
						(24)	51

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Darden Restaurants Inc., 6.80%, 10/15/37 (Q)	1.00	06/20/20	200	(3)	—	1
				(3)	—	1
Credit default swap agreements - sell protection[4]
Anadarko Petroleum Corp., 6.95%, 06/15/19 (Q)	1.00	06/20/21	(100)	2	—	5
Anadarko Petroleum Corp., 6.95%, 06/15/19 (Q)	1.00	12/20/21	(400)	8	—	27
Anadarko Petroleum Corp., 6.95%, 06/15/19 (Q)	1.00	06/20/22	(700)	13	—	26
Berkshire Hathaway Inc., 1.55%, 02/09/18 (Q)	1.00	06/20/21	(500)	10	—	4
Berkshire Hathaway Inc., 1.55%, 02/09/18 (Q)	1.00	12/20/22	(900)	19	—	3
Berkshire Hathaway Inc., 1.90%, 01/31/17 (Q)	1.00	12/20/20	(200)	3	—	7
Berkshire Hathaway Inc., 2.75%, 03/15/23 (Q)	1.00	12/20/22	(5,600)	119	—	(6)
British Telecommunications Plc, 5.75%, 12/07/28 (Q)	1.00	06/20/23	(900)	17	—	11
Canadian Natural Resources Ltd., 3.45%, 11/15/21 (Q)	1.00	06/20/22	(200)	5	—	8
Carrefour SA, 1.75%, 05/22/19 (Q)	1.00	06/20/23	(100)	1	—	1
CDX.NA.IG.27 (Q)	1.00	12/20/21	(800)	16	—	4
D.R. Horton Inc., 3.63%, 02/15/18 (Q)	1.00	03/20/21	(100)	2	—	2
Daimler AG, 0.63%, 03/05/20 (Q)	1.00	12/20/20	(400)	6	—	—
Deutsche Bank AG, 5.13%, 08/31/17 (Q)	1.00	06/20/19	(300)	1	—	2
Enbridge Inc., 3.50%, 06/10/24 (Q)	1.00	12/20/21	(100)	2	—	7
Enbridge Inc., 3.50%, 06/10/24 (Q)	1.00	06/20/22	(50)	1	—	1
Ford Motor Co., 4.35%, 12/08/26 (Q)	5.00	06/20/23	(1,000)	150	—	(3)
Ford Motor Co., 6.50%, 08/01/18 (Q)	5.00	12/20/21	(100)	13	—	(2)
Ford Motor Credit Co. LLC, 5.00%, 05/15/18 (Q)	5.00	12/20/22	(800)	121	—	(27)
Goldman Sachs Group Inc., 5.95%, 01/18/18 (Q)	1.00	12/20/20	(800)	12	—	—
Goldman Sachs Group Inc., 5.95%, 01/18/18 (Q)	1.00	06/20/21	(1,700)	30	—	5
Goldman Sachs Group Inc., 5.95%, 01/18/18 (Q)	1.00	12/20/21	(1,400)	27	—	9
Hess Corp., 8.13%, 02/15/19 (Q)	1.00	06/20/21	(300)	6	—	22
Host Hotels & Resorts LP, 4.75%, 03/01/23 (Q)	1.00	12/20/20	(300)	6	—	3
iTraxx Europe Senior Series 26 (Q)	1.00	12/20/21	(1,400)	31	(1)	29
MetLife Inc., 4.75%, 02/08/21 (Q)	1.00	06/20/21	(1,000)	19	—	26
MetLife Inc., 4.75%, 02/08/21 (Q)	1.00	06/20/22	(800)	16	—	6
MetLife Inc., 4.75%, 02/08/21 (Q)	1.00	12/20/22	(1,100)	22	—	—
Morgan Stanley, 3.75%, 02/25/23 (Q)	1.00	12/20/20	(300)	5	—	—
Prudential Financial Inc., 6.10%, 06/15/17 (Q)	1.00	06/20/21	(100)	2	—	1
Ryder System Inc., 2.55%, 06/01/19 (Q)	1.00	06/20/22	(500)	10	—	1
Sherwin-Williams Co., 7.38%, 02/01/27 (Q)	1.00	12/20/22	(1,000)	17	—	2
Simon Property Group Inc., 4.38%, 03/01/21 (Q)	1.00	06/20/22	(400)	9	—	8
Sprint Communications, 7.00%, 08/15/20 (Q)	5.00	09/20/20	(100)	8	—	4
Telefonica Emisiones SAU, 2.74%, 05/29/19 (Q)	1.00	06/20/22	(100)	1	—	2
Tenet Healthcare Corp., 6.88%, 11/15/31 (Q)	5.00	03/20/19	(100)	2	—	(3)
Viacom Inc., 6.88%, 04/30/36 (Q)	1.00	06/20/21	(300)	5	—	2
Vodafone Group Plc, 1.00%, 09/11/20 (Q)	1.00	06/20/23	(400)	7	—	3
				744	(1)	190

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[11]
3M LIBOR, 01/31/21	BOA	Call	2.45	01/29/19	8,000,000	1
3M LIBOR, 11/29/20	CGM	Call	2.00	11/27/18	29,100,000	—
3M LIBOR, 09/20/49	DUB	Put	3.26	09/18/19	900,000	31
3M LIBOR, 02/21/49	DUB	Put	3.23	02/19/19	900,000	17
3M LIBOR, 12/18/49	GSC	Put	3.63	12/16/19	600,000	11
3M LIBOR, 03/12/49	GSC	Put	3.10	03/08/19	700,000	23
3M LIBOR, 03/20/49	GSC	Put	3.20	03/18/19	900,000	22
						105

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]		Value ($)
Credit Default Swaptions[11]
CDX.NA.IG.31, 12/20/23	CSI	Put	0.80	11/21/18		2,100,000	(1)
CDX.NA.IG.31, 12/20/23	DUB	Put	0.80	12/19/18		1,900,000	(1)
iTraxx Europe Series 30, 12/20/23	CIT	Put	0.95	12/19/18	EUR	2,100,000	(2)
							(4)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[11]
3M LIBOR, 10/12/23	BCL	Call	3.85	10/10/18	1,700,000	—
3M LIBOR, 10/22/23	BNP	Call	2.97	10/18/18	1,700,000	(1)
3M LIBOR, 10/31/23	BNP	Call	3.00	10/29/18	1,700,000	(2)
3M LIBOR, 10/16/23	BOA	Call	2.91	10/12/18	2,900,000	—
3M LIBOR, 10/17/23	BOA	Call	2.95	10/15/18	4,100,000	(1)
3M LIBOR, 10/26/23	BOA	Call	3.01	10/24/18	2,000,000	(2)
3M LIBOR, 01/31/29	BOA	Call	2.55	01/29/19	1,600,000	(1)
3M LIBOR, 10/24/23	CGM	Call	3.02	10/22/18	1,700,000	(2)
3M LIBOR, 11/29/28	CGM	Call	2.21	11/27/18	2,000,000	—
3M LIBOR, 11/29/28	CGM	Call	2.18	11/27/18	2,000,000	—
3M LIBOR, 11/29/28	CGM	Call	2.20	11/27/18	2,000,000	—
3M LIBOR, 10/11/23	GSC	Call	2.84	10/09/18	1,700,000	—
3M LIBOR, 10/31/23	GSC	Call	2.98	10/29/18	1,700,000	(2)
3M LIBOR, 10/12/23	BCL	Put	2.88	10/10/18	1,700,000	—
3M LIBOR, 10/22/23	BNP	Put	3.17	10/18/18	1,700,000	(1)
3M LIBOR, 10/31/23	BNP	Put	3.20	10/29/18	1,700,000	(1)
3M LIBOR, 10/16/23	BOA	Put	3.11	10/12/18	2,900,000	(3)
3M LIBOR, 10/17/23	BOA	Put	3.15	10/15/18	4,100,000	(2)
3M LIBOR, 10/26/23	BOA	Put	3.22	10/24/18	2,000,000	(1)
3M LIBOR, 10/24/23	CGM	Put	3.22	10/22/18	1,700,000	(1)
3M LIBOR, 02/21/24	DUB	Put	3.00	02/19/19	4,600,000	(44)
3M LIBOR, 09/20/24	DUB	Put	2.94	09/18/19	3,900,000	(64)
3M LIBOR, 10/11/23	GSC	Put	3.05	10/09/18	1,700,000	(3)
3M LIBOR, 10/31/23	GSC	Put	3.17	10/29/18	1,700,000	(1)
3M LIBOR, 03/12/24	GSC	Put	2.97	03/08/19	3,000,000	(33)
3M LIBOR, 03/20/24	GSC	Put	3.05	03/18/19	4,500,000	(40)
3M LIBOR, 12/18/24	GSC	Put	3.75	12/16/19	2,800,000	(11)
						(216)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	BNP	10/11/18	ARS	1,260	30	(2)
EGP/USD	BOA	01/28/19	EGP	14,310	772	8
EGP/USD	SCB	01/28/19	EGP	8,971	484	4
EUR/USD	BNP	10/02/18	EUR	11,089	12,875	(186)
EUR/USD	JPM	10/02/18	EUR	833	967	(2)
GBP/USD	JPM	10/02/18	GBP	3,433	4,475	(48)
IDR/USD	SCB	12/19/18	IDR	16,045,576	1,066	(14)
INR/USD	MSC	12/19/18	INR	76,719	1,048	(34)
MXN/USD	JPM	10/26/18	MXN	32,493	1,729	4
RUB/USD	UBS	10/11/18	RUB	73,407	1,120	58
RUB/USD	UBS	11/15/18	RUB	69,720	1,059	(27)
USD/ARS	BNP	10/04/18	ARS	(14,911)	(360)	31
USD/EUR	CIT	10/02/18	EUR	(11,922)	(13,842)	95
USD/EUR	BNP	11/02/18	EUR	(11,089)	(12,907)	186
USD/GBP	GSC	10/02/18	GBP	(3,433)	(4,475)	(3)
USD/GBP	GSC	11/02/18	GBP	(399)	(521)	4
USD/GBP	JPM	11/02/18	GBP	(3,433)	(4,481)	48
USD/HUF	BOA	11/05/18	HUF	(69,186)	(249)	4
USD/KRW	BNP	12/19/18	KRW	(1,184,168)	(1,070)	(13)
USD/MXN	BNP	11/14/18	MXN	(15,845)	(841)	(19)
USD/MXN	CIT	11/14/18	MXN	(19,206)	(1,019)	(22)
USD/PEN	BNP	12/17/18	PEN	(11,181)	(3,374)	3
USD/SGD	CSI	12/19/18	SGD	(2,895)	(2,121)	1
USD/TWD	BNP	12/19/18	TWD	(32,278)	(1,063)	(7)
					(20,698)	69

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
BHP Billiton Finance USA Ltd., 6.50%, 04/01/19 (Q)	BNP	0.26	1.00	06/20/21	(200)	4	(6)	10
CDX.NA.HY.25 (Q)	BOA	N/A	5.00	12/20/20	(100)	11	1	10
CDX.NA.HY.27 (Q)	BOA	N/A	5.00	12/20/21	(300)	43	46	(3)
CDX.NA.HY.27 (Q)	CGM	N/A	5.00	12/20/21	(600)	84	52	32
CDX.NA.HY.27 (Q)	JPM	N/A	5.00	12/20/21	(200)	28	17	11
CDX.NA.HY.29 (Q)	JPM	N/A	5.00	12/20/22	(200)	32	32	—
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(100)	—	(3)	3
CMBX.NA.AAA.10 (M)	MSC	N/A	0.50	11/17/59	(100)	—	(3)	3
CMBX.NA.AAA.10 (M)	UBS	N/A	0.50	11/17/59	(100)	—	(3)	3

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CMBX.NA.AAA.8 (M)	CSI	N/A	0.50	10/17/57	(300)	4	(15)	19
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(4,000)	32	(161)	193
CMBX.NA.AAA.9 (M)	MSC	N/A	0.50	09/17/58	(500)	4	(19)	23
CMBX.NA.BB.6 (M)	MSC	N/A	5.00	05/11/63	(1,100)	(228)	(155)	(73)
CMBX.NA.BBB-.6 (M)	GSC	N/A	3.00	05/11/63	(400)	(47)	(28)	(19)
CMBX.NA.BBB-.9 (M)	GSC	N/A	3.00	09/17/58	(400)	(23)	(74)	51
CMBX.NA.BBB-.9 (M)	MSC	N/A	3.00	09/17/58	(200)	(12)	(21)	9
Federative Republic of Brazil, 12.25%, 03/06/30 (Q)	MSC	0.84	1.00	12/20/18	(100)	—	(4)	4
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	CSI	1.63	1.00	09/20/20	(200)	(2)	(14)	12
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	DUB	2.13	1.00	06/20/22	(200)	(7)	(13)	6
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	GSC	2.45	1.00	06/20/23	(1,500)	(91)	(74)	(17)
Gazprom OAO, 2.85%, 10/25/19 (Q)	BOA	1.17	1.00	06/20/20	(100)	—	(16)	16
Gazprom OAO, 2.85%, 10/25/19 (Q)	JPM	1.17	1.00	06/20/20	(50)	—	(8)	8
Italy Government International Bond, 6.88%, 09/27/23 (Q)	BCL	0.95	1.00	06/20/20	(1,200)	1	(2)	3
Italy Government International Bond, 6.88%, 09/27/23 (Q)	BNP	0.54	1.00	06/20/19	(500)	2	4	(2)
Italy Government International Bond, 6.88%, 09/27/23 (Q)	BOA	0.41	1.00	03/20/19	(400)	1	(7)	8
Italy Government International Bond, 6.88%, 09/27/23 (Q)	BOA	0.95	1.00	06/20/20	(400)	—	(1)	1
Italy Government International Bond, 6.88%, 09/27/23 (Q)	DUB	0.54	1.00	06/20/19	(300)	1	(2)	3
Italy Government International Bond, 6.88%, 09/27/23 (Q)	DUB	0.54	1.00	06/20/19	(400)	1	3	(2)
Italy Government International Bond, 6.88%, 09/27/23 (Q)	GSC	0.95	1.00	06/20/20	(300)	1	—	1
Italy Government International Bond, 6.88%, 09/27/23 (Q)	MSC	0.54	1.00	06/20/19	(200)	—	1	(1)
MCDX.NA.24 (Q)	MSC	N/A	1.00	06/20/25	(150)	4	(5)	9
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	0.28	1.00	06/20/21	(900)	17	(10)	27
People's Republic of China, 7.50%, 10/28/27 (Q)	BNP	0.28	1.00	06/20/21	(600)	11	(7)	18
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	0.20	1.00	09/20/20	(100)	2	—	2
People's Republic of China, 7.50%, 10/28/27 (Q)	GSC	0.28	1.00	06/20/21	(100)	1	(1)	2
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	0.28	1.00	06/20/21	(100)	1	(1)	2
People's Republic of China, 7.50%, 10/28/27 (Q)	MSC	0.28	1.00	06/20/21	(300)	6	(2)	8
People's Republic of China, 7.50%, 10/28/27 (Q)	UBS	0.28	1.00	06/20/21	(200)	4	(2)	6
Petrobras International Finance Co., 8.38%, 12/10/18 (Q)	BNP	1.11	1.00	09/20/19	(400)	—	(21)	21
Petrobras International Finance Co., 8.38%, 12/10/18 (Q)	BNP	1.33	1.00	12/20/19	(400)	(2)	(45)	43
Petroleos Mexicanos, 6.63%, 06/15/35 (Q)	BCL	1.06	1.00	09/20/20	(900)	—	(46)	46
Petroleos Mexicanos, 6.63%, 06/15/35 (Q)	BCL	1.73	1.00	06/20/22	(400)	(10)	(17)	7
Petroleos Mexicanos, 6.63%, 06/15/35 (Q)	BNP	1.73	1.00	06/20/22	(1,700)	(43)	(103)	60
Petroleos Mexicanos, 6.63%, 06/15/35 (Q)	DUB	1.73	1.00	06/20/22	(700)	(17)	(28)	11
Petroleos Mexicanos, 6.63%, 06/15/35 (Q)	DUB	1.50	1.00	12/20/21	(200)	(3)	(18)	15
Petroleos Mexicanos, 6.63%, 06/15/35 (Q)	GSC	1.06	1.00	09/20/20	(250)	(1)	(13)	12
Republic of Colombia, 10.38%, 01/28/33 (Q)	DUB	0.57	1.00	06/20/21	(650)	7	(19)	26
Republic of Colombia, 10.38%, 01/28/33 (Q)	UBS	0.57	1.00	06/20/21	(650)	7	(19)	26
Republic of Indonesia, 5.88%, 03/13/20 (Q)	GSC	1.19	1.00	06/20/23	(300)	(2)	(4)	2
Republic of South Africa, 5.50%, 03/09/20 (Q)	CGM	1.43	1.00	06/20/21	(600)	(7)	(50)	43
United Mexican States, 4.15%, 03/28/27 (Q)	BCL	1.01	1.00	06/20/23	(800)	—	(8)	8
United Mexican States, 4.15%, 03/28/27 (Q)	CGM	1.13	1.00	12/20/23	(500)	(3)	(5)	2
United Mexican States, 4.15%, 03/28/27 (Q)	CIT	1.01	1.00	06/20/23	(500)	—	(5)	5
United Mexican States, 4.15%, 03/28/27 (Q)	GSC	1.01	1.00	06/20/23	(1,300)	—	(12)	12
United Mexican States, 4.15%, 03/28/27 (Q)	JPM	1.13	1.00	12/20/23	(100)	(1)	(1)	—
United Mexican States, 5.95%, 03/19/19 (Q)	BCL	0.79	1.00	06/20/22	(2,600)	21	(37)	58
United Mexican States, 5.95%, 03/19/19 (Q)	GSC	0.35	1.00	03/20/19	(100)	1	1	—
United Mexican States, 5.95%, 03/19/19 (Q)	MSC	0.35	1.00	03/20/19	(400)	2	3	(1)
					(30,550)	(166)	(948)	782

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INVESTMENT COMPANIES
iShares iBoxx USD High Yield Corporate Bond ETF (E)	GSC	3M LIBOR +0.00%	06/20/19	2,100	—	15
					—	15

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Long Short Credit Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.3%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	406	413
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	1,170	1,135
AmeriCredit Automobile Receivables Trust
Series 2016-A3-2, 1.60%, 11/09/20	907	906
Ascentium Equipment Receivables Trust
Series 2017-A2-1A, 1.87%, 07/10/19 (a)	23	23
Series 2017-A2-2A, 2.00%, 05/11/20 (a)	108	107
Series 2018-A2-1A, 2.92%, 12/10/20 (a)	199	199
Series 2017-A3-1A, 2.29%, 06/10/21 (a)	106	105
Series 2017-A3-2A, 2.31%, 12/10/21 (a)	184	181
BCC Funding XIV LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (a)	262	261
CCG Receivables Trust
Series 2018-A1-2, 2.47%, 08/14/19 (a)	908	908
Series 2018-A2-1, 2.50%, 02/14/21 (a)	334	332
Chase Issuance Trust
Series 2015-A4-A4, 1.84%, 04/15/20	1,500	1,474
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (a)	160	159
Citibank Credit Card Issuance Trust
Series 2017-A4-A4, 2.34%, (1M US LIBOR + 0.22%), 04/07/20 (b)	614	615
Dell Equipment Finance Trust
Series 2017-A2-1, 1.86%, 06/24/19 (a)	56	56
Series 2018-A2A-1, 2.97%, 10/22/20 (a)	287	287
Series 2017-A3-2, 2.19%, 10/24/22 (a)	194	192
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (a)	108	107
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 07/15/33 (a)	216	214
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 2.39%, (1M US LIBOR + 0.32%), 02/25/20 (b)	774	774
GM Financial Automobile Leasing Trust
Series 2017-A3-1, 2.06%, 05/20/20	530	528
GM Financial Consumer Automobile Receivables Trust
Series 2017-A2B-1A, 2.28%, (1M US LIBOR + 0.12%), 03/16/20 (a) (b)	252	252
GreatAmerica Leasing Receivables Funding LLC
Series 2018-A3-1, 2.60%, 06/15/21 (a)	155	154
Series 2018-A4-1, 2.83%, 06/17/24 (a)	103	102
GS Mortgage Securities Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/10/22 (a)	490	487
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (a)	233	230
Series 2017-A-1A, 2.42%, 12/20/34 (a)	216	209
Prestige Auto Receivables Trust
Series 2018-A1-1A, 2.53%, 02/15/19 (a)	1,000	1,000
Santander Retail Auto Lease Trust
Series 2018-A2B-A, REMIC, 2.44%, (1M US LIBOR + 0.27%), 01/20/20 (b) (c) (d)	1,180	1,181
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (a)	198	198
Verizon Owner Trust
Series 2016-B-2A, 2.15%, 05/20/21 (a)	125	123
Voya CLO Ltd.
Series 2013-A1R-2A, 3.31%, (3M US LIBOR + 0.97%), 04/25/31 (a) (b)	295	293
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,291)		13,205
CORPORATE BONDS AND NOTES 66.7%
Communication Services 3.7%
AT&T Inc.
3.51%, (3M US LIBOR + 1.18%), 06/12/24 (b)	500	502
5.25%, 03/01/37	90	89
CB Escrow Corp.
8.00%, 10/15/25 (a)	375	350
CCO Holdings LLC
5.13%, 05/01/27 (a)	632	600
	Shares/Par[1]	Value ($)
Charter Communications Operating LLC
6.83%, 10/23/55	70	77
DISH DBS Corp.
7.75%, 07/01/26	300	284
Hughes Satellite Systems Corp.
5.25%, 08/01/26	150	147
iHeartCommunications Inc.
0.00%, 03/01/21 (e) (f)	502	374
Intelsat Jackson Holdings SA
8.50%, 10/15/24 (a)	123	124
9.75%, 07/15/25 (a)	145	154
Numericable - SFR SA
7.38%, 05/01/26 (a)	241	241
Radiate Holdco LLC
6.63%, 02/15/25 (a)	99	93
Sprint Corp.
7.13%, 06/15/24	175	182
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	227	227
Telesat Canada
8.88%, 11/15/24 (a)	233	250
		3,694
Consumer Discretionary 4.1%
American Axle & Manufacturing Inc.
6.50%, 04/01/27	112	111
Delta Merger Sub Inc.
6.00%, 09/15/26 (a)	79	80
Dollar Tree Inc.
3.04%, (3M US LIBOR + 0.70%), 04/17/20 (b)	825	826
General Motors Co.
5.20%, 04/01/45	148	134
Golden Nugget Inc.
6.75%, 10/15/24 (a)	217	220
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	219	212
KB Home
7.63%, 05/15/23	287	308
Mattamy Group Corp.
6.50%, 10/01/25 (a)	48	47
Nemak SAB de CV
4.75%, 01/23/25 (a)	412	404
Netflix Inc.
5.88%, 11/15/28 (a)	251	251
New Cotai LLC
10.63%, 05/01/19 (a) (g)	288	282
Sands China Ltd.
5.13%, 08/08/25 (a) (h)	199	199
5.40%, 08/08/28 (a) (h)	404	402
Schaeffler Verwaltung Zwei GmbH
4.88%, 09/15/21 (a) (g)	200	198
Target Corp.
3.90%, 11/15/47 (i)	120	113
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	279	269
		4,056
Consumer Staples 4.8%
BAT Capital Corp.
2.91%, (3M US LIBOR + 0.59%), 08/14/20 (a) (b)	937	939
4.39%, 08/15/37 (a)	371	345
General Mills Inc.
4.20%, 04/17/28 (i)	58	57
High Ridge Brands Co.
8.88%, 03/15/25 (c) (d)	91	44
JBS Investments GmbH
7.25%, 04/03/24 (a)	373	381
JBS USA Lux SA
6.75%, 02/15/28 (a)	226	224
Kraft Heinz Foods Co.
2.91%, (3M US LIBOR + 0.57%), 02/10/21 (b)	750	750
3.95%, 07/15/25 (i)	179	176
5.00%, 07/15/35	209	206
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (a)	262	256

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Pilgrim's Pride Corp.
5.88%, 09/30/27 (a)	159	150
Post Holdings Inc.
5.63%, 01/15/28 (a)	150	145
Reynolds American Inc.
4.45%, 06/12/25 (i)	647	651
Sigma Holdco BV
7.88%, 05/15/26 (a)	345	325
Tyson Foods Inc.
5.10%, 09/28/48	115	117
		4,766
Energy 9.2%
Alta Mesa Holdings LP
7.88%, 12/15/24	381	363
Andeavor Corp.
3.80%, 04/01/28	91	87
4.50%, 04/01/48	105	97
Andeavor Logistics LP
3.50%, 12/01/22	137	134
4.25%, 12/01/27	121	118
5.20%, 12/01/47	133	133
Callon Petroleum Co.
6.38%, 07/01/26	244	250
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	156	164
5.13%, 06/30/27	467	468
CITGO Holding Inc.
10.75%, 02/15/20 (a)	139	148
Columbia Pipeline Group Inc.
3.30%, 06/01/20	274	273
5.80%, 06/01/45	174	193
Continental Resources Inc.
4.38%, 01/15/28	242	240
Denbury Resources Inc.
9.25%, 03/31/22 (a)	43	46
7.50%, 02/15/24 (a)	175	180
Diamondback Energy Inc.
4.75%, 11/01/24 (a)	374	374
Endeavor Energy Resources LP
5.50%, 01/30/26 (a)	57	57
5.75%, 01/30/28 (a)	57	57
Energy Transfer Equity LP
4.25%, 03/15/23	275	274
5.50%, 06/01/27	125	130
Energy Transfer Partners LP
5.80%, 06/15/38	196	204
EP Energy LLC
8.00%, 11/29/24 (a)	225	227
8.00%, 02/15/25 (a)	433	331
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (a)	169	166
MPLX LP
4.00%, 03/15/28 (i)	277	266
5.20%, 03/01/47	125	125
Nabors Industries Inc.
5.75%, 02/01/25	244	234
Parsley Energy LLC
5.38%, 01/15/25 (a)	325	326
PDC Energy Inc.
5.75%, 05/15/26	188	179
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	165	176
4.20%, 03/15/28 (i)	409	397
Southwestern Energy Co.
7.75%, 10/01/27	1,250	1,322
Summit Midstream Holdings LLC
5.75%, 04/15/25	166	160
Summit Midstream Partners LP
9.50%, (callable at 104 beginning 12/15/22) (j)	562	558
Transocean Pontus Ltd.
6.13%, 08/01/25 (a)	52	53
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	526	536
	Shares/Par[1]	Value ($)
Trinidad Drilling Ltd.
6.63%, 02/15/25 (a)	59	58
		9,104
Financials 18.8%
Acrisure LLC
7.00%, 11/15/25 (a)	288	268
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	212	216
3.65%, 07/21/27 (i)	388	355
Anheuser-Busch InBev Finance Inc.
4.90%, 02/01/46 (i)	597	601
Athene Global Funding
3.57%, (3M US LIBOR + 1.23%), 07/01/22 (a) (b) (i)	1,000	1,013
Athene Holding Ltd.
4.13%, 01/12/28 (i)	500	468
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (j)	53	53
3.01%, (3M US LIBOR + 0.66%), 07/21/21 (b)	300	302
3.34%, (3M US LIBOR + 1.00%), 04/24/23 (b)	300	304
3.55%, 03/05/24 (i)	178	176
4.00%, 01/22/25 (i)	204	201
4.25%, 10/22/26 (i)	305	301
Barclays Plc
4.97%, 05/16/29 (b) (i) (k)	397	391
Bayer US Finance II LLC
4.38%, 12/15/28 (a)	351	344
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (a)	99	104
BMW US Capital LLC
2.72%, (3M US LIBOR + 0.38%), 04/06/20 (a) (b) (i)	750	752
Capital One Financial Corp.
3.10%, (3M US LIBOR + 0.76%), 05/12/20 (b)	750	755
3.75%, 03/09/27 (i)	373	352
3.80%, 01/31/28 (i)	241	228
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (j)	252	258
3.30%, (3M US LIBOR + 0.96%), 04/25/22 (b)	490	496
4.45%, 09/29/27 (i)	530	524
3.89%, 01/10/28 (b) (i)	249	242
Credit Suisse AG
6.50%, 08/08/23 (a) (i)	481	514
Credit Suisse Group AG
7.25%, (callable at 100 beginning 09/12/25) (c) (d) (j)	206	207
Diamond 1 Finance Corp.
8.35%, 07/15/46 (a)	275	342
Eagle Holding Co. II LLC
8.38%, 05/15/22 (a) (g)	140	142
Glencore Funding LLC
3.00%, 10/27/22 (a) (i)	182	174
GLP Capital LP
5.30%, 01/15/29	250	250
Goldman Sachs Group Inc.
3.11%, (3M US LIBOR + 0.73%), 12/27/20 (b)	787	791
3.00%, 04/26/22 (i)	64	63
2.91%, 07/24/23 (i)	31	30
4.22%, 05/01/29 (i)	280	276
Hexion US Finance Corp.
6.63%, 04/15/20	187	176
HSBC Holdings Plc
3.32%, (3M US LIBOR + 1.00%), 05/18/24 (b) (i)	524	523
Icahn Enterprises LP
6.38%, 12/15/25	310	311
Intesa Sanpaolo SpA
3.88%, 01/12/28 (a) (i)	225	190
James Hardie International Finance DAC
5.00%, 01/15/28 (a)	118	111
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (j)	400	409
3.78%, 02/01/28 (b) (i)	201	196
JPMorgan Chase Bank NA
2.54%, (3M US LIBOR + 0.23%), 09/01/20 (b)	1,000	1,001
3.51%, 01/23/29 (i)	135	128

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Lincoln National Corp.
3.80%, 03/01/28 (i)	63	61
4.35%, 03/01/48	78	72
Lloyds Banking Group Plc
4.45%, 05/08/25 (i) (k)	339	339
Mizuho Financial Group Inc.
4.25%, 09/11/29	223	222
Morgan Stanley
3.53%, (3M US LIBOR + 1.18%), 01/20/22 (b)	100	101
3.28%, (3M US LIBOR + 0.93%), 07/22/22 (b)	175	176
4.10%, 05/22/23 (i)	652	654
4.35%, 09/08/26 (i)	201	199
3.63%, 01/20/27 (i)	150	144
Toll Brothers Finance Corp.
4.00%, 12/31/18	256	256
Wells Fargo & Co.
5.88%, (callable at 100 beginning 06/15/25) (j)	307	322
Wells Fargo Bank NA
2.73%, (US SOFR + 0.48%), 03/25/20 (b)	1,250	1,250
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	300	281
		18,615
Health Care 6.3%
Abbott Laboratories
4.75%, 11/30/36	125	132
Becton Dickinson & Co.
3.26%, (3M US LIBOR + 0.88%), 12/29/20 (b)	825	825
3.36%, 06/06/24	375	362
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (a)	64	62
Centene Corp.
4.75%, 05/15/22	157	159
6.13%, 02/15/24	18	19
Centene Escrow I Corp.
5.38%, 06/01/26 (a)	280	287
Community Health Systems Inc.
8.63%, 01/15/24 (a)	271	281
CVS Health Corp.
4.30%, 03/25/28 (i)	277	275
4.78%, 03/25/38	130	129
5.05%, 03/25/48	376	383
Express Scripts Holding Co.
3.40%, 03/01/27 (i)	112	104
Halfmoon Parent Inc.
4.38%, 10/15/28 (a)	200	200
4.90%, 12/15/48 (a)	213	212
HCA Inc.
4.25%, 10/15/19	902	913
MEDNAX Inc.
5.25%, 12/01/23 (a)	187	187
Prestige Brands Inc.
6.38%, 03/01/24 (a)	38	38
Tenet Healthcare Corp.
8.13%, 04/01/22	61	64
6.75%, 06/15/23	89	89
4.63%, 07/15/24	79	77
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	19	20
5.50%, 03/01/23 - 11/01/25 (a)	240	238
5.88%, 05/15/23 (a)	40	39
7.00%, 03/15/24 (a)	58	61
6.13%, 04/15/25 (a)	143	136
8.50%, 01/31/27 (a)	35	37
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	600	589
WellCare Health Plans Inc.
5.25%, 04/01/25	183	186
5.38%, 08/15/26 (a)	122	124
		6,228
Industrials 6.1%
Aircastle Ltd.
6.25%, 12/01/19	539	556
4.40%, 09/25/23	82	82
4.13%, 05/01/24	139	136
	Shares/Par[1]	Value ($)
Ashtead Capital Inc.
5.25%, 08/01/26 (a)	339	343
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (c) (d)	500	502
Bombardier Inc.
7.50%, 12/01/24 - 03/15/25 (a)	254	266
BWX Technologies Inc.
5.38%, 07/15/26 (a)	360	364
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (i) (j)	1,245	1,214
International Lease Finance Corp.
6.25%, 05/15/19	337	343
Johnson Controls International Plc
5.13%, 09/14/45	170	176
Mexico City Airport Trust
5.50%, 07/31/47 (c) (d)	452	402
Multi-Color Corp.
4.88%, 11/01/25 (a)	159	149
Standard Industries Inc.
4.75%, 01/15/28 (a)	253	234
Union Pacific Corp.
3.60%, 09/15/37 (i)	270	247
United Technologies Corp.
4.45%, 11/16/38	255	253
Westinghouse Air Brake Technologies Corp.
3.38%, (3M US LIBOR + 1.05%), 09/15/21 (b)	750	755
		6,022
Information Technology 3.1%
Apple Inc.
2.41%, (3M US LIBOR + 0.07%), 05/11/20 (b) (i)	1,012	1,012
Broadcom Corp.
3.88%, 01/15/27	185	175
Intel Corp.
2.42%, (3M US LIBOR + 0.08%), 05/11/20 (b)	1,000	1,000
Microsoft Corp.
3.45%, 08/08/36 (i)	262	249
3.95%, 08/08/56 (i)	112	109
NXP BV
4.13%, 06/01/21 (a)	349	349
Oracle Corp.
4.00%, 11/15/47 (i)	100	95
Radiate Holdco LLC
6.88%, 02/15/23 (a)	87	84
		3,073
Materials 6.2%
Anglo American Capital Plc
4.75%, 04/10/27 (a)	349	341
4.50%, 03/15/28 (a)	477	456
Berry Global Inc.
4.50%, 02/15/26 (a)	344	327
BWAY Holding Co.
7.25%, 04/15/25 (a)	412	402
CF Industries Inc.
3.40%, 12/01/21 (a)	350	345
4.50%, 12/01/26 (a) (i)	565	565
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (a)	237	235
Freeport-McMoRan Inc.
4.55%, 11/14/24	663	645
5.40%, 11/14/34	203	191
FXI Holdings Inc.
7.88%, 11/01/24 (a)	460	439
Hexion Inc.
10.38%, 02/01/22 (a)	127	124
Martin Marietta Materials Inc.
2.96%, (3M US LIBOR + 0.65%), 05/22/20 (b)	750	752
Rain CII Carbon LLC
7.25%, 04/01/25 (a)	225	230
Reynolds Group Issuer Inc.
5.84%, (3M US LIBOR + 3.50%), 07/15/21 (a) (b)	483	489
Samarco Mineracao SA
0.00%, 09/26/24 (a) (e) (f)	240	170
Syngenta Finance NV
4.89%, 04/24/25 (a)	125	123

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
5.68%, 04/24/48 (a)	150	132
Trinseo Materials Operating SCA
5.38%, 09/01/25	214	206
		6,172
Real Estate 0.4%
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (a)	187	171
Equinix Inc.
5.75%, 01/01/25	151	156
5.88%, 01/15/26	71	73
		400
Utilities 4.0%
AES Corp.
4.00%, 03/15/21	484	483
Avangrid Inc.
3.15%, 12/01/24 (i)	479	455
Basin Electric Power Cooperative
4.75%, 04/26/47 (a) (i)	300	305
Commonwealth Edison Co.
3.75%, 08/15/47 (i)	73	67
Electricite de France SA
4.50%, 09/21/28 (a)	325	319
Exelon Corp.
3.50%, 06/01/22 (i) (l)	112	110
5.10%, 06/15/45	253	266
FirstEnergy Corp.
3.90%, 07/15/27	422	411
4.85%, 07/15/47 (h)	111	113
Indiana Michigan Power Co.
4.25%, 08/15/48	182	180
Sempra Energy
2.84%, (3M US LIBOR + 0.50%), 01/15/21 (b)	675	676
Southern California Edison Co.
4.13%, 03/01/48 (i)	91	87
Southern Co.
3.25%, 07/01/26 (i)	250	233
Wisconsin Energy Corp.
3.55%, 06/15/25 (i)	256	251
		3,956
Total Corporate Bonds And Notes (cost $66,627)		66,086
SENIOR LOAN INTERESTS 18.8%
Communication Services 1.8%
CenturyLink Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 01/15/25 (b)	575	570
Frontier Communications Corp.
Term Loan B-1, 6.00%, (3M LIBOR + 3.75%), 05/31/24 (b)	515	504
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (b)	394	395
Windstream Services LLC
Term Loan B-6, 6.16%, (3M LIBOR + 4.00%), 03/29/21 (b)	287	274
		1,743
Consumer Discretionary 7.5%
American Axle & Manufacturing Inc.
Term Loan B, 4.45%, (3M LIBOR + 2.25%), 03/10/24 (b)	163	163
Term Loan B, 4.47%, (3M LIBOR + 2.25%), 03/10/24 (b)	240	240
ARAMARK Services Inc.
Term Loan B-2, 4.08%, (3M LIBOR + 1.75%), 03/28/24 (b)	307	307
Term Loan, 4.08%, (3M LIBOR + 1.75%), 03/01/25 (b)	349	350
Caesars Entertainment Operating Co.
Term Loan, 4.08%, (3M LIBOR + 2.00%), 04/03/24 (b)	438	438
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.99%, (3M LIBOR + 2.75%), 12/23/24 (b)	492	495
	Shares/Par[1]	Value ($)
Charter Communications Operating LLC
Term Loan B, 4.25%, (3M LIBOR + 2.00%), 04/30/25 (b)	368	369
CityCenter Holdings LLC
Term Loan B, 4.33%, (1M LIBOR + 2.25%), 04/14/24 (b)	380	380
Cowlitz Tribal Gaming Authority
Term Loan, 12.72%, (3M LIBOR + 10.50%), 12/01/21 (b) (m)	399	424
CSC Holdings LLC
1st Lien Term Loan, 4.41%, (3M LIBOR + 2.25%), 07/15/25 (b)	204	204
Term Loan B, 4.66%, (3M LIBOR + 2.50%), 01/12/26 (b)	54	54
Eldorado Resorts LLC
Term Loan B, 4.38%, (1M LIBOR + 2.25%), 03/15/24 (b)	76	76
Term Loan B, 4.44%, (1M LIBOR + 2.25%), 03/15/24 (b)	87	87
Four Seasons Hotels Ltd.
1st Lien Term Loan, 4.08%, (3M LIBOR + 2.00%), 11/30/23 (b)	186	186
Golden Nugget Inc.
Incremental Term Loan B, 4.90%, (3M LIBOR + 2.75%), 09/07/23 (b)	174	174
Incremental Term Loan B, 4.83%, (3M LIBOR + 2.75%), 10/04/23 (b)	233	234
Marriott Ownership Resorts Inc.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 08/29/25 (b)	535	539
Mohegan Tribal Gaming Authority
Term Loan B, 6.08%, (3M LIBOR + 4.00%), 10/30/23 (b)	503	473
Numericable Group SA
Term Loan B-11, 4.82%, (3M LIBOR + 2.75%), 07/31/25 (b)	591	576
Seminole Hard Rock Entertainment Inc.
Term Loan B, 5.09%, (3M LIBOR + 2.75%), 05/15/20 (b)	515	516
Staples Inc.
Term Loan B, 6.34%, (3M LIBOR + 4.00%), 08/15/24 (b)	327	326
UFC Holdings LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 07/22/23 (b)	213	214
Univision Communications Inc.
Term Loan C-5, 4.99%, (3M LIBOR + 2.75%), 03/15/24 (b)	589	572
		7,397
Consumer Staples 1.6%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.00%), 01/26/24 (b)	296	298
Diamond (BC) B.V.
Term Loan, 5.08%, (1M LIBOR + 3.00%), 07/24/24 (b)	437	428
Dole Food Co. Inc.
Term Loan B, 4.81%, (1M LIBOR + 2.75%), 03/22/24 (b)	63	63
Term Loan B, 4.83%, (1M LIBOR + 2.75%), 03/22/24 (b)	63	63
Term Loan B, 4.88%, (1M LIBOR + 2.75%), 03/22/24 (b)	63	63
Term Loan B, 5.08%, (1M LIBOR + 2.75%), 03/22/24 (b)	5	5
Term Loan B, 6.75%, (1M Prime Rate + 1.75%), 03/22/24 (b)	—	—
JBS USA LLC
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 10/30/22 (b)	95	95
Term Loan B, 4.84%, (3M LIBOR + 2.50%), 06/30/24 (b)	543	544
		1,559
Energy 1.6%
California Resources Corp.
1st Lien Term Loan, 6.96%, (3M LIBOR + 4.75%), 11/08/22 (b)	240	244

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Drillship Hydra Owners Inc.
Term Loan, 8.00%, 09/20/24	283	297
Encino Acquisition Partners Holdings LLC
2nd Lien Term Loan, 0.00%, (3M LIBOR + 6.75%), 09/26/25 (b) (m) (n)	290	290
Foresight Energy LLC
1st Lien Term Loan, 7.99%, (1M LIBOR + 5.75%), 03/16/22 (b)	279	279
Summit Midstream Partners Holdings LLC
Term Loan B, 8.08%, (3M LIBOR + 6.00%), 05/15/22 (b)	54	55
TEX Operations Co. LLC
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 08/04/23 (b)	310	310
Ultra Resources Inc.
1st Lien Term Loan, 5.17%, (3M LIBOR + 3.00%), 04/14/24 (b)	150	135
		1,610
Health Care 1.8%
Air Methods Corp.
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 04/12/24 (b)	153	139
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.50%), 08/15/24 (b)	237	228
Change Healthcare Holdings Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (b)	291	292
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.37%, (3M LIBOR + 4.25%), 04/12/24 (b)	261	263
PharMerica Corp.
1st Lien Term Loan, 5.65%, (3M LIBOR + 3.50%), 09/25/24 (b)	331	333
Surgery Center Holdings Inc.
Term Loan B, 5.57%, (3M LIBOR + 3.25%), 06/18/24 (b)	269	269
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 05/19/25 (b)	311	313
		1,837
Industrials 0.7%
Gardner Denver Inc.
Term Loan B, 4.83%, (1M LIBOR + 2.75%), 07/30/24 (b)	267	268
Tempo Acquisition LLC
Term Loan, 5.08%, (3M LIBOR + 3.00%), 04/20/24 (b)	418	419
		687
Information Technology 1.2%
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.33%, (1M LIBOR + 3.25%), 10/19/23 (b)	416	417
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (b) (n)	133	133
Radiate Holdco LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 12/09/23 (b)	394	393
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.33%, (3M LIBOR + 2.25%), 02/27/25 (b)	84	84
SS&C Technologies Inc.
Term Loan B-3, 4.33%, (3M LIBOR + 2.25%), 02/27/25 (b)	216	216
		1,243
Materials 1.3%
Berry Global Inc.
Term Loan S, 3.94%, (3M LIBOR + 1.75%), 02/02/20 (b)	298	298
BWAY Holding Co.
Term Loan B, 5.58%, (3M LIBOR + 3.25%), 04/03/24 (b)	369	369
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.49%, (3M LIBOR + 4.25%), 06/30/22 (b)	359	348
	Shares/Par[1]	Value ($)
MacDermid Inc.
Term Loan B-7, 4.58%, (3M LIBOR + 2.50%), 06/07/20 (b)	268	269
		1,284
Real Estate 0.4%
MGM Growth Properies Operating Partnership LP
Term Loan B, 4.24%, (3M LIBOR + 2.00%), 04/20/23 (b)	378	379
Utilities 0.9%
Calpine Corp.
Term Loan B-8, 3.83%, (3M LIBOR + 1.75%), 12/26/19 (b)	755	754
Vistra Operations Co. LLC
Term Loan B-2, 4.33%, (3M LIBOR + 2.25%), 12/14/23 (b)	147	147
		901
Total Senior Loan Interests (cost $18,639)		18,640
GOVERNMENT AND AGENCY OBLIGATIONS 0.4%
Sovereign 0.2%
Mexico Government International Bond
3.75%, 01/11/28	238	227
U.S. Treasury Securities 0.2%
U.S. Treasury Note
2.88%, 07/31/25 (i)	151	150
Total Government And Agency Obligations (cost $389)		377
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (e) (m) (o)	3,156	—
Quicksilver Resources Inc. Escrow (e) (m) (o)	844	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.4%
Energy 0.4%
Chaparral Energy Inc. (a) (e)	—	3
Chaparral Energy Inc. - Class A (e) (i)	18	313
Chaparral Energy Inc. - Class B (e) (i) (p)	4	74
Denbury Resources Inc. (e) (i)	10	59
Total Common Stocks (cost $695)		449
INVESTMENT COMPANIES 2.5%
Kayne Anderson MLP Investment Co. (i)	8	139
SPDR Barclays High Yield Bond ETF (i)	64	2,307
Total Investment Companies (cost $2,646)		2,446
SHORT TERM INVESTMENTS 2.1%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 1.99% (q) (r)	2,104	2,104
Total Short Term Investments (cost $2,104)		2,104
Total Investments 104.2% (cost $104,391)		103,307
Total Securities Sold Short (7.2)% (proceeds $7,320)		(7,128)
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net 3.0%		2,922
Total Net Assets 100.0%		99,098

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $30,564 and 30.8%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

in the security’s offering documents.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Non-income producing security.

(f) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.5% of the Fund’s net assets.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) Perpetual security. Next contractual call date presented, if applicable.

(k) Convertible security.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(o) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (7.2%)
CORPORATE BONDS AND NOTES (7.2%)
Consumer Discretionary (2.5%)
AutoZone Inc.
3.25%, 04/15/25	(1,050)	(1,001)
Harley-Davidson Inc.
3.50%, 07/28/25	(1,500)	(1,443)
		(2,444)
Energy (1.3%)
Southwestern Energy Co.
6.20%, 01/23/25 (a)	(1,300)	(1,295)
Information Technology (0.7%)
Intel Corp.
4.10%, 05/11/47	(700)	(694)
	Shares/Par[1]	Value ($)
Materials (1.6%)
EI du Pont de Nemours & Co.
4.15%, 02/15/43	(665)	(621)
International Paper Co.
3.00%, 02/15/27	(1,100)	(1,013)
		(1,634)
Real Estate (1.1%)
Simon Property Group LP
3.30%, 01/15/26	(1,100)	(1,061)
Total Corporate Bonds And Notes (proceeds $7,320)		(7,128)
Total Securities Sold Short (7.2%) (proceeds $7,320)		(7,128)

(a) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Avolon Holdings Funding Ltd., 5.13%, 10/01/23	09/07/18	500	502	0.5
Credit Suisse Group AG, 7.25%, callable at 100 beginning 09/12/25	09/06/18	206	207	0.2
High Ridge Brands Co., 8.88%, 03/15/25	03/20/17	91	44	0.1
Mexico City Airport Trust, 5.50%, 07/31/47	09/14/17	449	402	0.4
Santander Retail Auto Lease Trust, Series 2018-A2B-A REMIC, 2.44%, 01/20/20	09/05/18	1,181	1,181	1.2
		2,427	2,336	2.4

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Long Bond	9	December 2018	1,280	(1)	(16)
U.S. Treasury Note, 10-Year	(228)	December 2018	(27,339)	(7)	257
U.S. Treasury Note, 2-Year	(21)	December 2018	(4,434)	(1)	8
U.S. Treasury Note, 5-Year	(109)	December 2018	(12,334)	(5)	75
Ultra 10-Year U.S. Treasury Note	27	December 2018	3,447	—	(45)
Ultra Long Term U.S. Treasury Bond	(27)	December 2018	(4,270)	10	104
				(4)	383

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.IG.31 (Q)	1.00	12/20/23	5,700	(110)	—	(3)
				(110)	—	(3)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Capital One Financial Corp., 2.30%, 06/05/19 (Q)	JPM	N/A	1.00	12/20/23	2,500	(89)	(85)	(4)
IBM Corp., 1.63%, 05/15/20 (Q)	CGM	N/A	1.00	12/20/23	3,000	(95)	(89)	(6)
L Brands Inc., 5.63%, 10/15/23 (Q)	JPM	N/A	1.00	12/20/23	2,000	205	200	5
Marriott International, 2.30%, 01/15/22 (Q)	CGM	N/A	1.00	12/20/23	2,500	(62)	(62)	—
Quest Diagnostics Inc., 2.50%, 03/30/20 (Q)	JPM	N/A	1.00	12/20/23	2,000	(62)	(60)	(2)
Viacom Inc., 6.88%, 04/30/36 (Q)	CGM	N/A	1.00	12/20/23	1,500	(4)	1	(5)
					13,500	(107)	(95)	(12)
Credit default swap agreements - sell protection[4]
Citigroup Inc., 2.88%, 07/24/23 (Q)	JPM	0.51	1.00	12/20/23	(2,500)	60	61	(1)
Host Hotels & Resorts LP, 4.75%, 03/01/23 (Q)	CGM	0.58	1.00	12/20/23	(2,500)	51	50	1
					(5,000)	111	111	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 63.6%
Communication Services 3.1%
Alphabet Inc. - Class A (a) (b)	13	15,241
Alphabet Inc. - Class C (a) (b)	36	42,634
AT&T Inc.	16	537
Facebook Inc. - Class A (a) (b)	298	49,009
		107,421
Consumer Discretionary 8.6%
Adient Plc (c)	24	936
Amazon.com Inc. (a) (b)	42	84,110
ARAMARK Corp.	1,291	55,551
Booking Holdings Inc. (a) (b)	20	39,085
Lear Corp.	124	17,936
Magna International Inc.	487	25,592
McDonald's Corp.	234	39,143
Yum! Brands Inc. (b)	394	35,854
		298,207
Consumer Staples 1.0%
Keurig Dr Pepper Inc.	717	16,614
Kraft Heinz Foods Co.	74	4,071
Philip Morris International Inc. (b)	194	15,784
		36,469
Energy 1.3%
Canadian Natural Resources Ltd.	418	13,649
Enterprise Products Partners LP (b)	827	23,770
Total SA (c)	114	7,386
		44,805
Financials 7.5%
Intercontinental Exchange Inc. (b)	248	18,594
Marsh & McLennan Cos. Inc.	1,327	109,734
PNC Financial Services Group Inc. (b)	592	80,608
State Street Corp. (b)	638	53,437
		262,373
Health Care 12.8%
Abbott Laboratories (b)	692	50,763
Anthem Inc. (b)	71	19,473
Becton Dickinson & Co.	267	69,656
Biogen Inc. (a)	18	6,190
Danaher Corp.	701	76,134
PerkinElmer Inc.	1,291	125,568
Thermo Fisher Scientific Inc. (b)	255	62,156
UnitedHealth Group Inc. (b)	135	35,846
		445,786
Industrials 4.6%
Equifax Inc.	90	11,810
Fortive Corp.	743	62,601
Republic Services Inc.	335	24,377
Roper Industries Inc.	65	19,180
Waste Connections Inc.	513	40,931
		158,899
Information Technology 15.6%
Adyen NV (a)	—	25
Apple Inc. (b)	69	15,621
Fidelity National Information Services Inc.	756	82,489
Fiserv Inc. (a)	1,061	87,424
Intuit Inc. (b)	173	39,282
MasterCard Inc. - Class A (b)	52	11,669
Maxim Integrated Products Inc.	635	35,814
Microsoft Corp. (b)	965	110,356
TE Connectivity Ltd.	460	40,486
Texas Instruments Inc. (b)	388	41,610
Visa Inc. - Class A (b)	539	80,838
		545,614
Materials 0.3%
Sherwin-Williams Co.	20	9,018
Real Estate 1.2%
American Tower Corp. (b)	290	42,142
Utilities 7.6%
American Electric Power Co. Inc.	556	39,402
	Shares/Par[1]	Value ($)
CMS Energy Corp.	481	23,574
DTE Energy Co.	522	56,940
Duke Energy Corp. (b)	124	9,901
Eversource Energy	413	25,388
NextEra Energy Inc.	124	20,728
NiSource Inc.	1,911	47,630
PG&E Corp.	56	2,588
Xcel Energy Inc.	851	40,191
		266,342
Total Common Stocks (cost $1,979,661)		2,217,076
TRUST PREFERREDS 0.1%
Utilities 0.1%
SCE Trust II, 5.10%, (callable at 25 beginning 11/14/18) (d)	—	6
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (d)	8	210
SCE Trust IV, 5.38%, (callable at 25 beginning 09/15/25) (d)	77	1,889
SCE Trust V, 5.45%, (callable at 25 beginning 03/15/26) (c) (d)	25	617
SCE Trust VI, 5.00%, (callable at 25 beginning 06/26/22) (d)	50	1,080
Total Trust Preferreds (cost $4,074)		3,802
PREFERRED STOCKS 3.7%
Financials 1.6%
Charles Schwab Corp., 5.95%, (callable at 100 beginning 06/01/21) (c) (d)	4	102
Charles Schwab Corp. - Series C, 6.00%, (callable at 25 beginning 12/01/20) (c) (d)	75	1,926
JPMorgan Chase & Co., 5.75%, (callable at 25 beginning 12/01/23) (a) (d)	275	6,960
State Street Corp. - Series S, 6.00%, (callable at 25 beginning 12/15/19) (c) (d)	6	165
U.S. Bancorp - Series F, 6.50%, (callable at 25 beginning 01/15/22) (c) (d)	25	681
U.S. Bancorp (a) (d)	100	2,513
Wells Fargo & Co. - Series L, 7.50% (d) (e)	34	43,283
		55,630
Health Care 1.0%
Becton Dickinson & Co. - Series A (e)	540	35,309
Industrials 0.3%
Fortive Corp. - Series A, 5.00%, 07/01/21 (e)	9	9,264
Utilities 0.8%
Alabama Power Co. - Series A, 5.00%, (callable at 100 begininng 10/01/22) (d)	55	1,370
CMS Energy Corp., 5.88%, 10/15/78 (a)	425	10,582
DTE Energy Co. (c)	205	4,858
Duke Energy Corp., 5.63%, 09/15/78 (a)	280	7,003
NextEra Energy Inc., 6.12%, 09/01/19 (e)	57	3,253
		27,066
Total Preferred Stocks (cost $120,341)		127,269
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (f)	120	1,196
Total Investment Companies (cost $1,224)		1,196
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
Continental Airlines Inc. Pass-Through Trust
Series 2012-A-1, 4.15%, 04/11/24	15	15
Domino's Pizza Master Issuer LLC
Series 2018-A2I-1A, 4.12%, 10/25/25 (g)	3,436	3,416
Series 2017-A23-1A, 4.12%, 07/25/27 (g)	3,717	3,663
Taco Bell Funding LLC
Series 2016-A2I-1A, 3.83%, 05/26/20 (g)	901	902
US Airways Pass-Through Trust
Series 2012-B-2, 6.75%, 06/03/21 (h) (i)	131	138
Series 2012-PTT-2A, 4.63%, 06/03/25	363	371
Series 2013-A-1, 3.95%, 11/15/25	219	217
Wendy's Funding LLC
Series 2018-A2I-1A, 3.57%, 03/15/48 (g)	2,332	2,272
Total Non-U.S. Government Agency Asset-Backed Securities (cost $11,054)		10,994

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 13.8%
Communication Services 1.4%
CCO Holdings LLC
5.25%, 03/15/21	650	655
5.25%, 09/30/22	3,000	3,035
5.75%, 09/01/23 (c)	1,370	1,392
5.75%, 01/15/24	2,945	2,993
5.13%, 05/01/27 (g)	8,325	7,904
5.00%, 02/01/28 (g)	8,630	8,093
Charter Communications Operating LLC
3.58%, 07/23/20	2,525	2,526
Sirius XM Radio Inc.
6.00%, 07/15/24 (g)	1,820	1,889
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (g)	6,735	7,063
Verizon Communications Inc.
3.13%, 03/16/22	3,500	3,466
3.33%, (3M US LIBOR + 1.00%), 03/16/22 (j)	3,100	3,162
Zayo Group LLC
5.75%, 01/15/27 (g)	7,772	7,785
		49,963
Consumer Discretionary 4.4%
Amazon.com Inc.
2.60%, 12/05/19	3,865	3,861
ARAMARK Services Inc.
5.00%, 04/01/25 - 02/01/28 (g)	6,415	6,406
AutoZone Inc.
1.63%, 04/21/19	2,295	2,279
2.50%, 04/15/21	2,740	2,671
Cedar Fair LP
5.38%, 06/01/24 - 04/15/27	5,927	5,862
Dollar Tree Inc.
3.04%, (3M US LIBOR + 0.70%), 04/17/20 (j)	945	946
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	2,100	2,029
KFC Holding Co.
5.00%, 06/01/24 (g)	4,035	4,001
5.25%, 06/01/26 (g)	5,150	5,134
4.75%, 06/01/27 (g)	12,850	12,367
McDonald's Corp.
2.10%, 12/07/18	85	85
Netflix Inc.
5.88%, 02/15/25	6,425	6,640
4.38%, 11/15/26 (c)	12,910	12,151
4.88%, 04/15/28 (g)	25,492	23,918
5.88%, 11/15/28 (c) (g)	26,975	26,956
Tesla Inc.
5.30%, 08/15/25 (c) (g)	13,885	11,698
Yum! Brands Inc.
5.30%, 09/15/19	1,890	1,915
3.88%, 11/01/20 - 11/01/23	8,925	8,740
3.75%, 11/01/21	10,046	9,912
6.88%, 11/15/37	2,390	2,418
5.35%, 11/01/43	2,485	2,158
		152,147
Consumer Staples 0.8%
B&G Foods Inc.
4.63%, 06/01/21	825	824
Kroger Co.
2.00%, 01/15/19	1,120	1,117
Nestle Holdings Inc.
3.10%, 09/24/21 (g)	12,205	12,195
Philip Morris International Inc.
2.00%, 02/21/20	2,650	2,612
2.73%, (3M US LIBOR + 0.42%), 02/21/20 (j)	1,280	1,282
2.63%, 02/18/22	4,360	4,243
Spectrum Brands Inc.
6.63%, 11/15/22	1,015	1,042
6.13%, 12/15/24	1,350	1,383
Unilever Capital Corp.
3.00%, 03/07/22	1,930	1,911
		26,609
	Shares/Par[1]	Value ($)
Energy 0.1%
EQT Corp.
8.13%, 06/01/19	180	186
NGL Energy Partners LP
5.13%, 07/15/19	720	724
NuStar Logistics LP
4.80%, 09/01/20	1,400	1,415
		2,325
Financials 1.7%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	2,110	2,080
3.60%, (3M US LIBOR + 1.26%), 02/01/21 (j)	1,400	1,433
3.30%, 02/01/23	1,875	1,848
Bank of New York Mellon Corp.
4.63%, (callable at 100 beginning 09/20/26) (d)	1,225	1,175
4.95%, (callable at 100 beginning 06/20/20) (d)	3,075	3,136
Caterpillar Financial Services Corp.
2.25%, 12/01/19	1,935	1,922
Financial & Risk US Holdings Inc.
6.25%, 05/15/26 (g)	2,245	2,249
8.25%, 11/15/26 (g)	5,860	5,824
Level 3 Financing Inc.
5.38%, 08/15/22	1,775	1,792
5.63%, 02/01/23	3,025	3,058
Marsh & McLennan Cos. Inc.
2.35%, 03/06/20	440	434
2.75%, 01/30/22	1,090	1,060
3.30%, 03/14/23	1,205	1,180
PNC Financial Services Group Inc.
5.00%, (callable at 100 beginning 11/01/26) (d)	5,535	5,509
Reckitt Benckiser Treasury Services Plc
2.93%, (3M US LIBOR + 0.56%), 06/24/22 (g) (j)	3,145	3,146
Shell International Finance BV
2.79%, (3M US LIBOR + 0.45%), 05/11/20 (j)	465	468
Solera LLC
10.50%, 03/01/24 (g)	8,285	9,077
State Street Corp.
5.25%, (callable at 100 beginning 09/15/20) (d)	2,150	2,201
5.63%, (callable at 100 beginning 12/15/23) (d)	7,700	7,738
Trinity Acquisition Plc
4.40%, 03/15/26	2,530	2,517
US Bancorp
5.30%, (callable at 100 beginning 04/15/27) (d)	2,995	2,994
		60,841
Health Care 1.4%
Becton Dickinson & Co.
2.68%, 12/15/19	854	848
3.35%, (3M US LIBOR + 1.03%), 06/06/22 (j)	2,765	2,781
3.36%, 06/06/24	6,350	6,133
Elanco Animal Health Inc.
3.91%, 08/27/21 (g)	730	731
4.27%, 08/28/23 (g)	1,380	1,384
4.90%, 08/28/28 (g)	1,390	1,407
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21 (g)	380	397
HCA Inc.
4.25%, 10/15/19	2,985	3,022
6.50%, 02/15/20	13,346	13,886
Hologic Inc.
4.38%, 10/15/25 (g)	4,536	4,335
Medtronic Global Holdings SCA
1.70%, 03/28/19	3,900	3,881
Medtronic Inc.
2.50%, 03/15/20	4,710	4,675
Teleflex Inc.
4.88%, 06/01/26	3,510	3,474
4.63%, 11/15/27	2,120	2,016
Universal Health Services Inc.
3.75%, 08/01/19 (g)	190	190
		49,160
Industrials 0.6%
3M Co.
3.00%, 09/14/21	2,080	2,077

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Fortive Corp.
1.80%, 06/15/19	13	13
Lennox International Inc.
3.00%, 11/15/23	340	322
Manitowoc Foodservice Inc.
9.50%, 02/15/24	2,067	2,257
Northrop Grumman Corp.
2.55%, 10/15/22	5,385	5,188
Roper Technologies Inc.
3.65%, 09/15/23	3,380	3,362
4.20%, 09/15/28	3,050	3,029
Sensata Technologies BV
5.63%, 11/01/24 (g)	670	692
5.00%, 10/01/25 (g)	2,400	2,396
Sensata Technologies Finance Co. Plc
6.25%, 02/15/26 (g)	1,600	1,689
Xylem Inc.
4.88%, 10/01/21	125	129
3.25%, 11/01/26	250	235
		21,389
Information Technology 0.6%
Amphenol Corp.
2.20%, 04/01/20	2,765	2,719
3.20%, 04/01/24	500	479
Apple Inc.
1.50%, 09/12/19	8,525	8,421
Fiserv Inc.
2.70%, 06/01/20	4,825	4,782
3.80%, 10/01/23 (k)	2,100	2,103
4.20%, 10/01/28 (k)	2,100	2,103
		20,607
Materials 0.6%
Ecolab Inc.
2.00%, 01/14/19	1,585	1,582
Reynolds Group Holdings Inc.
6.88%, 02/15/21	1,670	1,691
Reynolds Group Issuer Inc.
5.75%, 10/15/20	9,779	9,799
5.84%, (3M US LIBOR + 3.50%), 07/15/21 (g) (j)	3,425	3,471
5.13%, 07/15/23 (g)	4,670	4,642
		21,185
Real Estate 0.8%
American Tower Corp.
3.30%, 02/15/21	4,075	4,047
Crown Castle International Corp.
4.88%, 04/15/22	5,675	5,854
5.25%, 01/15/23	10,150	10,637
SBA Communications Corp.
4.88%, 07/15/22	6,462	6,537
		27,075
Utilities 1.4%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20	1,255	1,244
Dominion Resources Inc.
2.96%, 07/01/19 (l)	170	170
DTE Energy Co.
3.70%, 08/01/23	1,685	1,681
3.80%, 03/15/27	8,275	8,076
Edison International
2.13%, 04/15/20	4,675	4,583
Eversource Energy
2.75%, 03/15/22	2,725	2,667
2.90%, 10/01/24	2,250	2,137
3.30%, 01/15/28	2,772	2,608
NiSource Inc.
5.65%, (callable at 100 begininng 06/15/23) (c) (d) (g)	4,655	4,602
3.49%, 05/15/27	8,385	7,938
4.38%, 05/15/47	4,580	4,352
NSTAR Electric Co.
3.20%, 05/15/27	3,215	3,074
Southern Co.
1.85%, 07/01/19	620	615
	Shares/Par[1]	Value ($)
Virginia Electric & Power Co.
3.15%, 01/15/26	1,895	1,823
3.50%, 03/15/27	2,455	2,403
Xcel Energy Inc.
4.00%, 06/15/28	2,620	2,625
		50,598
Total Corporate Bonds And Notes (cost $491,093)		481,899
SENIOR LOAN INTERESTS 2.3%
Communication Services 0.1%
Zayo Group LLC
Incremental Term Loan, 4.33%, (3M LIBOR + 2.25%), 01/19/24 (j)	3,050	3,063
Consumer Discretionary 0.2%
Delta 2 (LUX) SARL
Term Loan, 4.74%, (3M LIBOR + 2.50%), 02/01/24 (j)	3,050	3,025
NVA Holdings Inc.
Term Loan B-3, 4.83%, (3M LIBOR + 2.75%), 01/31/25 (j)	1,891	1,885
		4,910
Energy 0.1%
BCP Raptor LLC
Term Loan B, 6.33%, (1M LIBOR + 4.25%), 06/07/24 (j)	4,651	4,565
Financials 0.8%
HUB International Ltd.
Term Loan B, 5.16%, (3M LIBOR + 3.00%), 04/25/25 (j)	63	63
Term Loan B, 5.34%, (3M LIBOR + 3.00%), 04/25/25 (j)	25,217	25,258
Institutional Shareholder Services Inc.
1st Lien Term Loan, 6.09%, (3M LIBOR + 3.75%), 09/20/24 (h) (i) (j)	420	420
Delayed Draw Term Loan, 6.08%, (3M LIBOR + 3.75%), 10/04/24 (j)	38	38
Delayed Draw Term Loan, 7.75%, (3M LIBOR + 3.75%), 10/04/24 (j)	—	—
Vantiv LLC
Term Loan A-5, 3.63%, (3M LIBOR + 1.75%), 09/20/22 (j)	1,384	1,384
		27,163
Health Care 0.2%
Change Healthcare Holdings Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (j)	7,957	7,974
Prestige Brands Inc.
Term Loan B-4, 4.08%, (3M LIBOR + 2.00%), 01/20/24 (j)	117	117
		8,091
Industrials 0.4%
Trans Union LLC
Term Loan A, 3.83%, (3M LIBOR + 1.75%), 08/09/22 (h) (i) (j)	6,404	6,404
Term Loan B-4, 4.08%, (3M LIBOR + 2.00%), 06/12/25 (j)	4,514	4,526
Welbilt Inc.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 03/06/23 (j)	2,403	2,412
		13,342
Information Technology 0.5%
Cypress Intermediate Holdings III Inc.
1st Lien Term Loan, 5.08%, (1M LIBOR + 3.00%), 03/30/24 (j)	3,034	3,045
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (j) (m)	11,895	11,862
Kronos Inc.
Term Loan B, 5.16%, (3M LIBOR + 3.00%), 11/01/23 (j)	6	6
Term Loan B, 5.34%, (3M LIBOR + 3.00%), 11/01/23 (j)	2,225	2,234
		17,147

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Materials 0.0%
H.B. Fuller Co.
Term Loan B, 4.17%, (3M LIBOR + 2.00%), 10/11/24 (j)	1,344	1,342
Total Senior Loan Interests (cost $79,564)		79,623
GOVERNMENT AND AGENCY OBLIGATIONS 6.1%
Sovereign 2.1%
Kreditanstalt fur Wiederaufbau
2.88%, 04/03/28 (c)	75,150	73,321
U.S. Treasury Securities 4.0%
U.S. Treasury Note
2.25%, 11/15/27	147,925	138,472
Total Government And Agency Obligations (cost $217,984)		211,793
SHORT TERM INVESTMENTS 13.5%
Investment Companies 11.0%
JNL Government Money Market Fund - Institutional Class, 1.99% (f) (n)	4,285	4,285
T. Rowe Price Government Reserve Fund, 2.09% (f) (n)	379,780	379,780
		384,065
Securities Lending Collateral 2.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (f) (n)	85,532	85,532
Total Short Term Investments (cost $469,597)		469,597
Total Investments 103.4% (cost $3,374,592)		3,603,249
Other Derivative Instruments (0.8)%		(27,743)
Other Assets and Liabilities, Net (2.6)%		(90,111)
Total Net Assets 100.0%		3,485,395

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or portion of the security was on loan.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Convertible security.

(f) Investment in affiliate.

(g) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $191,894 and 5.5%, respectively.

(h) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(i) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(m) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Institutional Shareholder Services Inc., 1st Lien Term Loan, 6.09%, 09/20/24	01/17/18	419	420	—
Trans Union LLC, Term Loan A, 3.83%, 08/09/22	06/13/18	6,392	6,404	0.2
US Airways Pass-Through Trust, Series 2012-B-2, 6.75%, 06/03/21	04/26/17	137	138	—
		6,948	6,962	0.2

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Institutional Floating Rate Fund	1,157	43	—	43	—	(4)	1,196	—

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Abbott Laboratories	CGM	Call	67.50	01/18/19	997	(679)
Abbott Laboratories	CGM	Call	65.00	01/18/19	1,209	(1,093)
Abbott Laboratories	DUB	Call	67.50	01/18/19	441	(300)
Alphabet Inc. - Class A	CGM	Call	1,260.00	01/18/19	19	(74)
Alphabet Inc. - Class A	CGM	Call	1,200.00	01/18/19	70	(474)
Alphabet Inc. - Class A	CSI	Call	1,200.00	01/18/19	23	(155)
Alphabet Inc. - Class C	CGM	Call	1,260.00	01/18/19	49	(158)
Alphabet Inc. - Class C	CGM	Call	1,200.00	01/18/19	47	(273)
Alphabet Inc. - Class C	CGM	Call	1,400.00	01/17/20	25	(190)
Alphabet Inc. - Class C	CGM	Call	1,500.00	01/17/20	25	(125)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Alphabet Inc. - Class C	CGM	Call	1,340.00	01/17/20	25	(239)
Alphabet Inc. - Class C	CSI	Call	1,200.00	01/18/19	48	(280)
Amazon.com Inc.	CGM	Call	2,000.00	01/18/19	44	(613)
Amazon.com Inc.	CGM	Call	2,300.00	01/17/20	44	(898)
Amazon.com Inc.	CSI	Call	2,700.00	01/17/20	21	(212)
Amazon.com Inc.	CSI	Call	2,600.00	01/17/20	21	(254)
Amazon.com Inc.	CSI	Call	2,500.00	01/17/20	20	(288)
American Tower Corp.	CSI	Call	155.00	01/18/19	258	(40)
American Tower Corp.	JPM	Call	165.00	01/18/19	236	(8)
American Tower Corp.	JPM	Call	160.00	01/18/19	236	(16)
American Tower Corp.	JPM	Call	155.00	01/18/19	280	(43)
Anthem Inc.	CGM	Call	270.00	01/18/19	412	(586)
Anthem Inc.	CGM	Call	260.00	01/18/19	238	(496)
Apple Inc.	CSI	Call	200.00	01/18/19	633	(1,863)
Booking Holdings Inc.	CGM	Call	2,300.00	01/18/19	29	(38)
Booking Holdings Inc.	CGM	Call	2,000.00	01/18/19	14	(138)
Booking Holdings Inc.	CGM	Call	1,900.00	01/18/19	14	(218)
Duke Energy Corp.	GSC	Call	90.00	01/17/20	322	(54)
Duke Energy Corp.	GSC	Call	85.00	01/17/20	323	(98)
Enterprise Products Partners LP	CGM	Call	30.00	01/18/19	2,612	(143)
Facebook Inc. - Class A	CGM	Call	200.00	01/18/19	167	(27)
Facebook Inc. - Class A	CGM	Call	180.00	01/18/19	447	(230)
Intercontinental Exchange Inc.	CGM	Call	80.00	01/18/19	965	(96)
Intuit Inc.	GSC	Call	260.00	01/17/20	37	(58)
Intuit Inc.	GSC	Call	270.00	01/17/20	38	(48)
Intuit Inc.	JPM	Call	190.00	01/18/19	406	(1,608)
Mastercard Inc. - Class A	GSC	Call	185.00	01/18/19	251	(1,004)
Mastercard Inc. - Class A	GSC	Call	180.00	01/18/19	252	(1,134)
Microsoft Corp.	CGM	Call	125.00	01/17/20	352	(295)
Microsoft Corp.	CGM	Call	130.00	01/17/20	353	(238)
Microsoft Corp.	CGM	Call	135.00	01/17/20	353	(188)
Microsoft Corp.	DUB	Call	110.00	01/18/19	1,515	(1,197)
Microsoft Corp.	JPM	Call	105.00	01/18/19	289	(335)
Microsoft Corp.	JPM	Call	100.00	01/18/19	743	(1,178)
Microsoft Corp.	JPM	Call	110.00	01/18/19	289	(228)
Microsoft Corp.	RBC	Call	105.00	01/18/19	383	(444)
Microsoft Corp.	RBC	Call	110.00	01/18/19	383	(303)
Philip Morris International Inc.	CGM	Call	115.00	01/18/19	379	(1)
PNC Financial Services Group Inc.	CGM	Call	180.00	01/18/19	60	—
PNC Financial Services Group Inc.	CSI	Call	155.00	01/18/19	54	(3)
PNC Financial Services Group Inc.	CSI	Call	165.00	01/18/19	587	(11)
PNC Financial Services Group Inc.	CSI	Call	140.00	01/18/19	53	(22)
PNC Financial Services Group Inc.	CSI	Call	145.00	01/18/19	54	(13)
PNC Financial Services Group Inc.	CSI	Call	150.00	01/18/19	54	(7)
State Street Corp.	CGM	Call	100.00	01/18/19	338	(9)
Texas Instruments Inc.	GSC	Call	130.00	01/18/19	442	(10)
Texas Instruments Inc.	GSC	Call	125.00	01/18/19	442	(23)
Texas Instruments Inc.	GSC	Call	130.00	01/17/20	69	(29)
Thermo Fisher Scientific Inc.	BOA	Call	230.00	01/18/19	2	(4)
Thermo Fisher Scientific Inc.	BOA	Call	240.00	01/18/19	2	(3)
Thermo Fisher Scientific Inc.	MLP	Call	240.00	01/18/19	228	(297)
Thermo Fisher Scientific Inc.	MLP	Call	230.00	01/18/19	227	(450)
UnitedHealth Group Inc.	CGM	Call	260.00	01/18/19	89	(130)
UnitedHealth Group Inc.	CGM	Call	270.00	01/18/19	270	(246)
UnitedHealth Group Inc.	GSC	Call	270.00	01/18/19	648	(590)
UnitedHealth Group Inc.	GSC	Call	260.00	01/18/19	235	(342)
Visa Inc. - Class A	CGM	Call	120.00	01/18/19	292	(912)
Visa Inc. - Class A	CGM	Call	125.00	01/18/19	309	(818)
Visa Inc. - Class A	CGM	Call	150.00	01/18/19	1,171	(727)
Visa Inc. - Class A	CGM	Call	105.00	01/18/19	96	(439)
Visa Inc. - Class A	CGM	Call	110.00	01/18/19	96	(392)
Visa Inc. - Class A	CGM	Call	115.00	01/18/19	95	(341)
Visa Inc. - Class A	CSI	Call	135.00	01/18/19	567	(978)
Visa Inc. - Class A	CSI	Call	140.00	01/18/19	553	(726)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Visa Inc. - Class A	CSI	Call	160.00	01/17/20	434	(507)
Visa Inc. - Class A	CSI	Call	165.00	01/17/20	170	(164)
Visa Inc. - Class A	CSI	Call	150.00	01/17/20	262	(427)
Visa Inc. - Class A	CSI	Call	155.00	01/17/20	262	(360)
Yum! Brands Inc.	CGM	Call	95.00	01/18/19	639	(105)
						(27,743)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/The Boston Company Equity Income Fund
COMMON STOCKS 96.9%
Communication Services 8.8%
AT&T Inc.	190	6,385
Comcast Corp. - Class A	70	2,480
Omnicom Group Inc.	32	2,193
Verizon Communications Inc.	122	6,498
		17,556
Consumer Discretionary 1.2%
General Motors Co.	42	1,401
Las Vegas Sands Corp.	16	966
		2,367
Consumer Staples 4.5%
Coca-Cola Co.	19	874
Coca-Cola European Partners Plc	21	964
ConAgra Brands Inc.	60	2,050
Kellogg Co. (a)	36	2,487
Kraft Heinz Foods Co.	16	867
PepsiCo Inc.	15	1,661
		8,903
Energy 12.9%
Anadarko Petroleum Corp.	36	2,435
Apergy Corp. (b)	30	1,296
Hess Corp. (a)	43	3,058
Marathon Petroleum Corp. (a)	60	4,809
Occidental Petroleum Corp.	62	5,078
Phillips 66	30	3,362
Schlumberger Ltd.	28	1,699
Valero Energy Corp.	34	3,826
		25,563
Financials 27.3%
American International Group Inc. (a)	36	1,911
Ameriprise Financial Inc.	13	1,983
Assurant Inc.	13	1,391
Bank of America Corp.	214	6,320
BB&T Corp.	30	1,455
Berkshire Hathaway Inc. - Class B (b)	43	9,171
Capital One Financial Corp.	14	1,333
Citigroup Inc.	55	3,955
Goldman Sachs Group Inc.	10	2,243
Hartford Financial Services Group Inc.	41	2,071
JPMorgan Chase & Co.	81	9,106
LPL Financial Holdings Inc.	15	980
Morgan Stanley	31	1,452
Raymond James Financial Inc.	14	1,249
SunTrust Banks Inc. (a)	19	1,283
U.S. Bancorp	45	2,388
Voya Financial Inc.	42	2,088
Wells Fargo & Co.	72	3,773
		54,152
Health Care 11.6%
Abbott Laboratories	29	2,093
CVS Health Corp. (a)	29	2,307
HCA Healthcare Inc.	7	1,019
Humana Inc.	4	1,470
McKesson Corp.	7	981
Medtronic Plc	20	2,011
Merck & Co. Inc.	71	5,023
Pfizer Inc.	116	5,116
Quest Diagnostics Inc.	14	1,505
UnitedHealth Group Inc.	5	1,460
		22,985
Industrials 7.8%
Delta Air Lines Inc.	58	3,335
Dover Corp.	12	1,026
Harris Corp.	6	984
Honeywell International Inc.	15	2,465
L3 Technologies Inc.	6	1,358
Raytheon Co.	9	1,902
United Technologies Corp.	32	4,492
		15,562
	Shares/Par[1]	Value ($)
Information Technology 9.9%
Apple Inc.	7	1,525
Broadcom Inc.	4	1,017
Cisco Systems Inc. (a)	135	6,548
Corning Inc.	42	1,497
International Business Machines Corp.	26	3,989
Oracle Corp.	29	1,517
QUALCOMM Inc. (a)	34	2,466
Texas Instruments Inc.	9	1,001
		19,560
Materials 8.3%
CF Industries Holdings Inc.	72	3,917
DowDuPont Inc.	42	2,733
Freeport-McMoRan Inc. - Class B	99	1,374
Martin Marietta Materials Inc.	13	2,313
Mosaic Co.	77	2,501
Newmont Mining Corp.	30	899
Vulcan Materials Co. (a)	25	2,790
		16,527
Real Estate 2.0%
Lamar Advertising Co. - Class A	29	2,221
Outfront Media Inc.	85	1,687
		3,908
Utilities 2.6%
FirstEnergy Corp. (a)	53	1,963
PPL Corp.	112	3,264
		5,227
Total Common Stocks (cost $172,747)		192,310
SHORT TERM INVESTMENTS 8.3%
Investment Companies 3.1%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	6,146	6,146
Securities Lending Collateral 5.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	10,303	10,303
Total Short Term Investments (cost $16,449)		16,449
Total Investments 105.2% (cost $189,196)		208,759
Other Assets and Liabilities, Net (5.2)%		(10,227)
Total Net Assets 100.0%		198,532

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/The London Company Focused U.S. Equity Fund
COMMON STOCKS 96.8%
Consumer Discretionary 17.4%
Carnival Plc (a)	59	3,785
Dollar Tree Inc. (a) (b)	51	4,162
Mohawk Industries Inc. (a) (b)	17	3,055
Penske Automotive Group Inc.	72	3,414
Tiffany & Co.	44	5,715
		20,131
Consumer Staples 9.4%
Altria Group Inc.	59	3,547
Lamb Weston Holdings Inc.	89	5,929
Spectrum Brands Holdings Inc.	19	1,410
		10,886
Financials 20.4%
Berkshire Hathaway Inc. - Class B (b)	43	9,208
BlackRock Inc.	11	5,472
Cincinnati Financial Corp.	10	760
MBIA Inc. (b)	355	3,793
Wells Fargo & Co.	84	4,401
		23,634
Health Care 4.5%
Johnson & Johnson	38	5,206
Industrials 22.2%
General Dynamics Corp.	25	5,150
Norfolk Southern Corp.	42	7,560
Old Dominion Freight Line Inc.	36	5,752
Southwest Airlines Co.	55	3,446
USG Corp. (a)	87	3,763
		25,671
Information Technology 13.2%
Apple Inc.	31	6,985
Citrix Systems Inc. (b)	44	4,857
Versum Materials Inc.	94	3,400
		15,242
Materials 7.2%
Martin Marietta Materials Inc.	26	4,729
NewMarket Corp. (a)	9	3,573
		8,302
Real Estate 2.5%
STORE Capital Corp.	103	2,879
Total Common Stocks (cost $85,763)		111,951
SHORT TERM INVESTMENTS 5.2%
Investment Companies 3.2%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	3,663	3,663
Securities Lending Collateral 2.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	2,388	2,388
Total Short Term Investments (cost $6,051)		6,051
Total Investments 102.0% (cost $91,814)		118,002
Other Assets and Liabilities, Net (2.0)%		(2,309)
Total Net Assets 100.0%		115,693

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/VanEck International Gold Fund (a)
COMMON STOCKS 98.6%
Materials 98.6%
Agnico-Eagle Mines Ltd.	53	1,821
Alamos Gold Inc. - Class A	213	981
Allegiant Gold Ltd. (b) (c) (d) (e)	239	75
Argonaut Gold Inc. (b) (c)	297	329
Auryn Resources Inc. (b)	120	128
B2Gold Corp. (b) (c)	1,287	2,959
Barrick Gold Corp.	153	1,695
Bear Creek Mining Corp. (b)	311	320
Bonterra Resources Inc. (b) (f)	2,046	618
Cardinal Resources Ltd. (b) (c)	1,583	519
Columbus Gold Corp. (b)	543	109
Continental Gold Inc. (b) (c)	709	1,444
Corvus Gold Inc. (b) (c)	503	1,238
Eastmain Resources Inc. (b) (c)	633	83
Endeavour Mining Corp. (b)	15	234
Evolution Mining Ltd.	1,172	2,290
First Mining Gold Corp. (b)	342	89
Fresnillo Plc	98	1,053
Gold Fields Ltd. - ADR (c)	35	85
Gold Road Resources Ltd. (b) (c)	2,378	1,172
Gold Standard Ventures Corp. (b) (c)	117	201
Goldcorp Inc.	113	1,150
Guyana Goldfields Inc. (b) (c)	222	490
Iamgold Corp. (b) (c)	278	1,023
Kinross Gold Corp. (b)	340	918
Kirkland Lake Gold Ltd.	186	3,523
Leagold Mining Corp. (b) (c)	420	609
Liberty Gold Corp. (b) (d) (e) (g)	826	285
Liberty Gold Corp. (b) (c)	877	255
Lundin Gold Inc. (b) (c)	69	258
MAG Silver Corp. (b)	32	261
Midas Gold Corp. (b)	246	173
Newcrest Mining Ltd.	28	400
Newmont Mining Corp.	87	2,624
Nighthawk Gold Corp. (b) (c)	287	89
Northern Star Resources Ltd.	269	1,620
OceanaGold Corp	301	909
Orezone Gold Corp. (b)	999	472
Osisko Gold Royalties Ltd. (c)	34	258
Osisko Mining Inc. (b) (c)	433	788
Otis Gold Corp. (b)	405	49
Premier Gold Mines Ltd. (b) (c)	196	266
Pretium Resources Inc. (b)	81	616
Probe Metals Inc. (b) (d) (e) (g)	328	318
Pure Gold Mining Inc. (b)	855	364
Randgold Resources Ltd. - ADR	16	1,136
Rio2 Ltd. (b)	700	412
Royal Gold Inc.	19	1,449
Sabina Gold & Silver Corp. (b) (c)	740	687
SEMAFO Inc. (b) (c)	413	972
SSR Mining Inc. (b)	66	575

	Shares/Par[1]	Value ($)
TMAC Resources Inc. (b) (c)	98	357
West African Resources Ltd. (b)	653	131
West African Resources Ltd. (b)	1,459	296
Wheaton Precious Metals Corp.	52	903
Yamana Gold Inc. (c)	395	983
Total Common Stocks (cost $48,217)		43,062
RIGHTS 0.1%
Alio Gold Co. (b) (d) (g)	175	8
Allegiant Gold Ltd. (b) (d) (e) (g)	130	7
Leagold Mining Corp. (b) (c) (d) (g)	90	10
Metanor Resources Inc. (b) (d) (g)	248	14
Total Rights (cost $125)		39
WARRANTS 0.1%
Liberty Gold Corp. (b) (d)	192	1
Pure Gold Mining Inc. (b) (d) (g)	427	29
Total Warrants (cost $53)		30
SHORT TERM INVESTMENTS 13.0%
Investment Companies 2.8%
JNL Government Money Market Fund - Institutional Class, 1.99% (h) (i)	1,116	1,116
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 2.09% (i) (j)	109	109
		1,225
Securities Lending Collateral 10.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (h) (i)	4,464	4,464
Total Short Term Investments (cost $5,689)		5,689
Total Investments 111.8% (cost $54,084)		48,820
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (11.8)%		(5,142)
Total Net Assets 100.0%		43,677

(a) Consolidated Schedule of Investments.

(b) Non-income producing security.

(c) All or portion of the security was on loan.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(j) All or a portion of the security is held in the respective subsidiary.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Allegiant Gold Ltd.	05/31/18	8	7	—
Allegiant Gold Ltd.	01/22/18	96	75	0.2
Liberty Gold Corp.	09/17/18	253	285	0.7
Probe Metals Inc.	05/25/18	293	318	0.7
		650	685	1.6

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/AUD	CSI	10/02/18	AUD	(911)	(658)	(1)
					(658)	(1)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 96.7%
Australia 4.5%
CSL Ltd.	457	66,521
Brazil 1.4%
Raia Drogasil SA	1,178	21,127
Canada 9.4%
Canadian Pacific Railway Co.	294	62,323
Dollarama Inc.	695	21,906
Shopify Inc. - Class A (a) (b)	335	55,173
		139,402
China 2.5%
Tencent Holdings Ltd.	897	36,987
Denmark 3.1%
Chr Hansen Holding A/S (b)	446	45,220
France 9.3%
Cie Generale d'Optique Essilor International SA	240	35,434
LVMH Moet Hennessy Louis Vuitton SE	164	57,972
Pernod-Ricard SA	265	43,485
		136,891
Germany 3.4%
Adidas AG	205	50,143
Hong Kong 3.5%
AIA Group Ltd.	5,823	52,107
India 3.1%
HDFC Bank Ltd. - ADR	493	46,389
Ireland 9.0%
Accenture Plc - Class A	368	62,678
ICON Plc (a)	297	45,653
Ryanair Holdings Plc - ADR (a)	251	24,071
		132,402
Italy 2.0%
Luxottica Group SpA	425	28,860
Japan 8.6%
Fanuc Ltd.	178	33,486
Keyence Corp.	104	60,648
Sysmex Corp.	379	32,653
		126,787
Mexico 2.8%
Wal-Mart de Mexico SAB de CV	13,725	41,826
	Shares/Par[1]	Value ($)
Netherlands 2.3%
Core Laboratories NV (b)	300	34,714
Spain 3.5%
Amadeus IT Group SA	397	36,810
Inditex SA	470	14,203
		51,013
Sweden 5.0%
Atlas Copco AB - Class A	989	28,464
Hexagon AB - Class B	764	44,779
		73,243
Switzerland 5.5%
Nestle SA	589	49,045
Sika AG	223	32,427
		81,472
Taiwan 3.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,246	55,026
United Kingdom 7.3%
Compass Group Plc	2,258	50,161
Experian Plc	2,233	57,351
		107,512
United States of America 6.8%
Chubb Ltd.	374	50,047
Mettler-Toledo International Inc. (a)	82	50,150
		100,197
Total Common Stocks (cost $1,124,921)		1,427,839
SHORT TERM INVESTMENTS 6.6%
Investment Companies 3.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	48,928	48,928
Securities Lending Collateral 3.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	48,547	48,547
Total Short Term Investments (cost $97,475)		97,475
Total Investments 103.3% (cost $1,222,396)		1,525,314
Other Assets and Liabilities, Net (3.3)%		(48,739)
Total Net Assets 100.0%		1,476,575

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Currency Abbreviations:

AED - United Arab Emirates Dirham	GBP - British Pound	NGN - Nigerian Naira	TRY - New Turkish Lira
ARS - Argentine Peso	GHS - Ghanaian Cedi	NOK - Norwegian Krone	TWD - Taiwan Dollar
AUD - Australian Dollar	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	USD - United States Dollar
BHD - Bahraini Dinar	HUF - Hungarian Forint	OMR - Omani Rial	UYU - Uruguayan Peso
BRL - Brazilian Real	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
CAD - Canadian Dollar	ILS - Israeli New Shekel	PHP - Philippine Peso
CHF - Swiss Franc	INR - Indian Rupee	PLN - Polish Zloty	`
CLP - Chilean Peso	ISK - Icelandic Krona	QAR - Qatari Riyal
CNH - Chinese Offshore Yuan	JPY - Japanese Yen	RON - Romanian New Leu
CNY - Chinese Yuan	KRW - Korean Won	RSD - Serbian Dinar
COP - Colombian Peso	KZT - Kazakh Tenge	RUB - Russian Ruble
CZK - Czech Republic Korunas	LKR - Sri Lanken Rupee	SAR - Saudi Riyal
DOP - Dominican Peso	MAD - Moroccan Dirham	SEK - Swedish Krona
EGP - Egyptian Pound	MXN - Mexican Peso	SGD - Singapore Dollar
EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	THB - Thai Baht

Abbreviations:

ADR - American Depositary Receipt	KOSPI - Korea Composite Stock Price Index
ASX - Australian Stock Exchange	LIBOR - London Interbank Offer Rate
BUBOR - Budapest Interbank Offered Rate	LME - London Metal Exchange
CAC - Cotation Assistee en Continu	MBS - Mortgage-Backed Security
CDO - Collateralized Debt Obligation	MCDX.NA - Municipal Credit Defualt Swap Index - North American
CDX.EM - Credit Default Swap Index - Emerging Markets	MSCI - Morgan Stanley Capital International
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	NASDAQ - National Association of Securities Dealers Automated Quotations
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	OAO - Russian Open Joint Stock Company
CLO - Collateralized Loan Obligation	OAT - Obligations Assimilables du Tresor
CMBX.NA - Commercial Mortgage-Backed Securities Index - North American	PRIBOR - Prague Interbank Offered Rate
CPURNSA - CPI Consumers Index Non-Seasonally Adjusted	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
CVA - Commanditaire Vennootschap op Aandelen	REIT - Real Estate Investment Trust
EAFE - Europe, Australia and Far East	REMIC - Real Estate Mortgage Investment Conduit
ETF - Exchange Traded Fund	SAIBOR - Saudi Arabian Interbank Offered Rate
EURIBOR - Europe Interbank Offered Rate	SPDR - Standard & Poor's Depositary Receipt
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	SPI - Schedule Performance Index
with a term of 4.5 to 5.5 years	SOFR - Secured Overnight Financing Rate
Euro-Bund - debt instrument issued by the Federal Republic of Germany	S&P - Standard & Poor’s
with a term of 8.5 to 10.5 years	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
Euro-OAT - debt instrument issued by the Republic of France	TBD - To Be Determined
with a term of 8.5 to 10.5 years	TIPS - Treasury Inflation-Protected Securities
FTSE - Financial Times and the London Stock Exchange	UFJ - United Financial of Japan
iTraxx - Group of international credit derivative indexes monitored	ULSD - Ultra Low Sulfur Diesel
by the International Index Company	US - United States
JSE - Johannesburg Stock Exchange	WIBOR - Warsaw Interbank Offered Rate
KCBT - Kansas City Board of Trade	WTI - West Texas Intermediate
KLIBOR – Kuala Lumpur Interbank Offered Rate

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.	LVS - LarrainVial Securities
BBP - Barclays Bank Plc	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BCL - Barclays Capital Inc.	MSC - Morgan Stanley & Co., Incorporated
BNP - BNP Paribas Securities	NSI - Nomura Securities International Inc.
BOA - Banc of America Securities LLC/Bank of America NA	RBC - Royal Bank of Canada
CCI - Citicorp Securities, Inc.	SCB - Standard Chartered Bank
CGM - Citigroup Global Markets	SGB - Societe Generale Bannon LLC
CIT - Citibank, Inc.	SSB - State Street Brokerage Services, Inc.
CSI - Credit Suisse Securities, LLC	UBS - UBS Securities LLC
DUB - Deutsche Bank Alex Brown Inc.
GSC - Goldman Sachs & Co.
HSB - HSBC Securities Inc.
ICB - ICBC Financial Services LLC
JPM - JPMorgan Chase Bank N.A.

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

3If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

4If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

5Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

6The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

7The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

8If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

9Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments.

10Payments delivered or received are based on the notional amount.

11Swaptions are illiquid investments.

"-" Amount rounds to less than one thousand or 0.05%.

‡The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM" or "Adviser"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Fund sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund, which is an affiliate of the Fund’s Sub-Adviser, as a cash management tool. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended September 30, 2018. The following table details the investments held during the period ended September 30, 2018.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Moderate Fund	—	17,334	17,334	2	—	—
JNL iShares Tactical Moderate Growth Fund	212	13,836	13,890	2	158	0.1
JNL iShares Tactical Growth Fund	315	16,368	16,418	3	265	0.1
JNL/AQR Risk Parity Fund	6,024	4,093	4,283	69	5,834	19.6
JNL/BlackRock Global Long Short Credit Fund	—	3,000	3,000	—	—	—
JNL/DFA U.S. Small Cap Fund	666	15,294	15,242	6	718	0.7
JNL/DoubleLine Total Return Fund	143,234	614,247	580,615	1,783	176,866	8.2
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	57,544	595,911	635,523	298	17,932	5.3
JNL/Epoch Global Shareholder Yield Fund	1,175	4,907	5,668	7	414	1.3
JNL/FAMCO Flex Core Covered Call Fund	3,918	38,788	40,595	31	2,111	1.3
JNL/Lazard International Strategic Equity Fund	1,601	118,874	16,783	51	103,692	62.9
JNL/Neuberger Berman Currency Fund	3,075	235,838	235,223	31	3,690	3.5
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	2,226	339,843	322,183	219	19,886	10.0
JNL/Nicholas Convertible Arbitrage Fund	14,005	91,391	92,389	134	13,007	7.9
JNL/PPM America Long Short Credit Fund	6,453	49,295	53,644	53	2,104	2.1
JNL/T. Rowe Price Capital Appreciation Fund	4,558	139,552	139,825	37	4,285	0.1
JNL/The Boston Company Equity Income Fund	980	43,976	38,810	37	6,146	3.1
JNL/The London Company Focused U.S. Equity Fund	4,058	15,860	16,255	39	3,663	3.2
JNL/VanEck International Gold Fund	296	11,591	10,771	6	1,116	2.6
JNL/WCM Focused International Equity Fund	69,168	301,676	321,916	651	48,928	3.3

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Capital Appreciation Fund	313,813	859,506	793,539	3,130	379,780	10.9

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. and State Street Bank in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the JNL Securities Lending Collateral Fund during the period ended September 30, 2018.

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the Investment Company Act of 1940, as amended ("1940 Act"). The JNL Securities Lending Collateral Fund is only offered to the Funds and JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee for investment advisory services. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Security Valuation. Under the Jackson Variable Series Trust's (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options, swap agreements and forward volatility agreements are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2018 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL iShares Tactical Moderate Fund
Assets - Securities
Investment Companies	137,000	—	—	—	137,000
Short Term Investments	3,646	—	—	—	3,646
	140,646	—	—	—	140,646
JNL iShares Tactical Moderate Growth Fund
Assets - Securities
Investment Companies	282,831	—	—	—	282,831
Short Term Investments	4,796	—	—	—	4,796
	287,627	—	—	—	287,627
JNL iShares Tactical Growth Fund
Assets - Securities
Investment Companies	233,400	—	—	—	233,400
Short Term Investments	12,346	—	—	—	12,346
	245,746	—	—	—	245,746
JNL/AQR Risk Parity Fund
Assets - Securities
Government And Agency Obligations	—	12,708	—	—	12,708
Short Term Investments	10,514	5,079	—	—	15,593
	10,514	17,787	—	—	28,301
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	330	—	—	—	330
Open Forward Foreign Currency Contracts	—	91	—	—	91
OTC Total Return Swap Agreements	—	34	—	—	34
	330	125	—	—	455
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(558)	—	—	—	(558)
Open Forward Foreign Currency Contracts	—	(42)	—	—	(42)
	(558)	(42)	—	—	(600)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/BlackRock Global Long Short Credit Fund
Assets - Securities
Common Stocks	1,289	164	16	—	1,469
Warrants	—	7	—	—	7
Investment Companies	345	—	—	—	345
Non-U.S. Government Agency Asset-Backed Securities	—	13,903	—	—	13,903
Corporate Bonds And Notes	—	91,968	—	—	91,968
Senior Loan Interests	—	30,137	4	—	30,141
Government And Agency Obligations	—	5,242	—	—	5,242
Other Equity Interests	—	—	—	—	—
Short Term Investments	—	30,525	—	—	30,525
	1,634	171,946	20	—	173,600
Liabilities - Securities
Corporate Bonds And Notes	—	(18,108)	—	—	(18,108)
Government And Agency Obligations	—	(11,928)	—	—	(11,928)
	—	(30,036)	—	—	(30,036)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	19	—	—	—	19
Centrally Cleared Interest Rate Swap Agreements	—	164	—	—	164
Centrally Cleared Credit Default Swap Agreements	—	2	—	—	2
Exchange Traded Futures Options	4	—	—	—	4
Exchange Traded Purchased Options	242	16	—	—	258
OTC Purchased Options	—	21	—	—	21
Open Forward Foreign Currency Contracts	—	1,148	—	—	1,148
OTC Credit Default Swap Agreements	—	409	—	—	409
OTC Contracts for Difference	—	59	—	—	59
	265	1,819	—	—	2,084
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(6)	—	—	—	(6)
Centrally Cleared Interest Rate Swap Agreements	—	(4)	—	—	(4)
Centrally Cleared Credit Default Swap Agreements	—	(78)	—	—	(78)
Exchange Traded Futures Options	(6)	—	—	—	(6)
Exchange Traded Written Options	(60)	—	—	—	(60)
Open Forward Foreign Currency Contracts	—	(800)	—	—	(800)
OTC Credit Default Swap Agreements	—	(408)	—	—	(408)
OTC Contracts for Difference	—	(46)	—	—	(46)
OTC Total Return Swap Agreements	—	(3)	—	—	(3)
	(72)	(1,339)	—	—	(1,411)
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	101,065	—	—	—	101,065
Preferred Stocks	11	—	—	—	11
Rights	—	—	5	—	5
Short Term Investments	4,638	—	—	—	4,638
	105,714	—	5	—	105,719
JNL/DoubleLine Total Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	969,866	7,497	—	977,363
Government And Agency Obligations	—	996,071	—	—	996,071
Short Term Investments	176,866	—	—	—	176,866
	176,866	1,965,937	7,497	—	2,150,300
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets - Securities
Corporate Bonds And Notes	—	9,941	—	—	9,941
Senior Loan Interests	—	—	13,700	—	13,700
Government And Agency Obligations	—	196,307	1,455	—	197,762
Common Stocks	1,239	23,310	—	—	24,549
Short Term Investments	17,932	47,223	—	—	65,155
	19,171	276,781	15,155	—	311,107
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	578	—	—	—	578
Centrally Cleared Interest Rate Swap Agreements	—	5,076	—	—	5,076
Centrally Cleared Credit Default Swap Agreements	—	7	—	—	7
OTC Purchased Options	—	4,449	—	—	4,449
Open Forward Foreign Currency Contracts	—	16,911	33	—	16,944
OTC Interest Rate Swap Agreements	—	1,283	—	—	1,283
OTC Credit Default Swap Agreements	—	489	—	—	489
OTC Non-Deliverable Bond Forward Contracts	—	24	—	—	24
OTC Total Return Swap Agreements	—	25	—	—	25
	578	28,264	33	—	28,875

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(187)	—	—	—	(187)
Centrally Cleared Interest Rate Swap Agreements	—	(5,000)	—	—	(5,000)
Centrally Cleared Credit Default Swap Agreements	—	(525)	—	—	(525)
OTC Written Options	—	(2)	—	—	(2)
Open Forward Foreign Currency Contracts	—	(19,621)	(1,404)	—	(21,025)
OTC Interest Rate Swap Agreements	—	(8)	—	—	(8)
OTC Credit Default Swap Agreements	—	(2,939)	—	—	(2,939)
	(187)	(28,095)	(1,404)	—	(29,686)
JNL/Epoch Global Shareholder Yield Fund
Assets - Securities
Common Stocks
Australia	—	759	—	—	759
Canada	1,886	—	—	—	1,886
France	—	2,070	—	—	2,070
Germany	—	2,446	—	—	2,446
Italy	—	943	—	—	943
Netherlands	589	357	—	—	946
Norway	—	463	—	—	463
Singapore	—	323	—	—	323
Spain	—	536	—	—	536
Sweden	—	220	—	—	220
Switzerland	—	1,156	—	—	1,156
Taiwan	189	—	—	—	189
United Kingdom	713	3,494	—	—	4,207
United States of America	14,334	—	—	—	14,334
Short Term Investments	833	—	—	—	833
	18,544	12,767	—	—	31,311
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/FAMCO Flex Core Covered Call Fund
Assets - Securities
Common Stocks	162,920	—	—	—	162,920
Short Term Investments	2,111	—	—	—	2,111
	165,031	—	—	—	165,031
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(2,190)	(79)	—	—	(2,269)
	(2,190)	(79)	—	—	(2,269)
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	29,683	121,719	—	—	151,402
Preferred Stocks	1,921	—	—	—	1,921
Short Term Investments	103,692	—	—	—	103,692
	135,296	121,719	—	—	257,015
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(56)	—	—	(56)
	—	(56)	—	—	(56)
JNL/Neuberger Berman Currency Fund
Assets - Securities
Government And Agency Obligations	—	24,875	—	—	24,875
Short Term Investments	3,690	72,357	—	—	76,047
	3,690	97,232	—	—	100,922
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	14,555	—	—	14,555
	—	14,555	—	—	14,555
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(14,807)	—	—	(14,807)
	—	(14,807)	—	—	(14,807)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	40,742	—	—	40,742
Corporate Bonds And Notes	—	122,351	—	—	122,351
Short Term Investments	19,886	4,985	—	—	24,871
	19,886	168,078	—	—	187,964
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	7,340	—	—	—	7,340
	7,340	—	—	—	7,340
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(8,403)	—	—	—	(8,403)
	(8,403)	—	—	—	(8,403)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Nicholas Convertible Arbitrage Fund
Assets - Securities
Preferred Stocks	4,517	—	—	—	4,517
Corporate Bonds And Notes	—	162,552	—	—	162,552
Short Term Investments	13,007	—	—	—	13,007
	17,524	162,552	—	—	180,076
Liabilities - Securities
Common Stocks	(69,731)	—	—	—	(69,731)
Investment Companies	(1,846)	—	—	—	(1,846)
	(71,577)	—	—	—	(71,577)
JNL/PIMCO Investment Grade Corporate Bond Fund
Assets - Securities
Trust Preferreds	10	—	—	—	10
Non-U.S. Government Agency Asset-Backed Securities	—	11,169	—	—	11,169
Corporate Bonds And Notes	—	346,502	—	—	346,502
Senior Loan Interests	—	15,931	—	—	15,931
Government And Agency Obligations	—	84,279	—	—	84,279
Preferred Stocks	362	—	—	—	362
Short Term Investments	6,873	118	—	—	6,991
	7,245	457,999	—	—	465,244
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	17	—	—	—	17
Centrally Cleared Interest Rate Swap Agreements	—	465	—	—	465
Centrally Cleared Credit Default Swap Agreements	—	232	—	—	232
OTC Purchased Options	—	105	—	—	105
Open Forward Foreign Currency Contracts	—	446	—	—	446
OTC Credit Default Swap Agreements	—	900	—	—	900
OTC Total Return Swap Agreements	—	15	—	—	15
	17	2,163	—	—	2,180
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(835)	—	—	—	(835)
Centrally Cleared Interest Rate Swap Agreements	—	(414)	—	—	(414)
Centrally Cleared Credit Default Swap Agreements	—	(41)	—	—	(41)
OTC Written Options	—	(220)	—	—	(220)
Open Forward Foreign Currency Contracts	—	(377)	—	—	(377)
OTC Credit Default Swap Agreements	—	(118)	—	—	(118)
	(835)	(1,170)	—	—	(2,005)
JNL/PPM America Long Short Credit Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	13,205	—	—	13,205
Corporate Bonds And Notes	—	66,086	—	—	66,086
Senior Loan Interests	—	17,926	714	—	18,640
Government And Agency Obligations	—	377	—	—	377
Other Equity Interests	—	—	—	—	—
Common Stocks	375	74	—	—	449
Investment Companies	2,446	—	—	—	2,446
Short Term Investments	2,104	—	—	—	2,104
	4,925	97,668	714	—	103,307
Liabilities - Securities
Corporate Bonds And Notes	—	(7,128)	—	—	(7,128)
	—	(7,128)	—	—	(7,128)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	444	—	—	—	444
OTC Credit Default Swap Agreements	—	6	—	—	6
	444	6	—	—	450
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(61)	—	—	—	(61)
Centrally Cleared Credit Default Swap Agreements	—	(3)	—	—	(3)
OTC Credit Default Swap Agreements	—	(18)	—	—	(18)
	(61)	(21)	—	—	(82)
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Trust Preferreds	3,802	—	—	—	3,802
Common Stocks	2,209,665	7,411	—	—	2,217,076
Preferred Stocks	127,269	—	—	—	127,269
Investment Companies	1,196	—	—	—	1,196
Non-U.S. Government Agency Asset-Backed Securities	—	10,994	—	—	10,994
Corporate Bonds And Notes	—	481,899	—	—	481,899
Senior Loan Interests	—	79,623	—	—	79,623
Government And Agency Obligations	—	211,793	—	—	211,793
Short Term Investments	469,597	—	—	—	469,597
	2,811,529	791,720	—	—	3,603,249

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
OTC Written Options	—	(27,743)	—	—	(27,743)
	—	(27,743)	—	—	(27,743)
JNL/The Boston Company Equity Income Fund
Assets - Securities
Common Stocks	192,310	—	—	—	192,310
Short Term Investments	16,449	—	—	—	16,449
	208,759	—	—	—	208,759
JNL/The London Company Focused U.S. Equity Fund
Assets - Securities
Common Stocks	111,951	—	—	—	111,951
Short Term Investments	6,051	—	—	—	6,051
	118,002	—	—	—	118,002
JNL/VanEck International Gold Fund
Assets - Securities
Common Stocks	34,491	7,953	618	—	43,062
Rights	—	39	—	—	39
Warrants	1	29	—	—	30
Short Term Investments	5,689	—	—	—	5,689
	40,181	8,021	618	—	48,820
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
Australia	—	66,521	—	—	66,521
Brazil	21,127	—	—	—	21,127
Canada	139,402	—	—	—	139,402
China	—	36,987	—	—	36,987
Denmark	—	45,220	—	—	45,220
France	—	136,891	—	—	136,891
Germany	—	50,143	—	—	50,143
Hong Kong	—	52,107	—	—	52,107
India	46,389	—	—	—	46,389
Ireland	132,402	—	—	—	132,402
Italy	—	28,860	—	—	28,860
Japan	—	126,787	—	—	126,787
Mexico	41,826	—	—	—	41,826
Netherlands	34,714	—	—	—	34,714
Spain	—	51,013	—	—	51,013
Sweden	—	73,243	—	—	73,243
Switzerland	32,427	49,045	—	—	81,472
Taiwan	55,026	—	—	—	55,026
United Kingdom	—	107,512	—	—	107,512
United States of America	100,197	—	—	—	100,197
Short Term Investments	97,475	—	—	—	97,475
	700,985	824,329	—	—	1,525,314

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale. As of September 30, 2018, no investments were valued using the NAV per share practical expedient.

2 All derivatives, except for options, are reflected at the unrealized appreciation (depreciation) on the instrument. Options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers between Level 1 and Level 2 valuations for the period ended September 30, 2018.

The following table is a rollforward of individually significant securities by issuer Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2018:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Senior Loan Interests	8,299	—	—	(119)	—	—	8,180[3]	(119)
JNL/VanEck International Gold Fund
Common Stocks	—	635[4]	—	(17)	—	—	618[4]	(17)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

5 JNL/WCM Focused International Fund
Common Stocks	—	30,837[5]	(30,837)[5]	—	—	—	—	—
Common Stocks	—	—	(38,307)[6]	—	38,307[7]	—	—	—

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at September 30, 2018.

2 There were no significant transfers between Level 3 and Level 2 valuations during the quarter ended September 30, 2018, other than those noted.

3 The fair value measurement of the senior loan interests held in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund were determined based on discounted cash flow pricing model used to value the investment. The senior loan interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the senior loan interest’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Discounted cash flow model	LIBOR Spread	735.86 bps

4 During the period, the valuation of the common stocks held in JNL/VanEck International Fund were transferred from a Level 1 valuation to a level 3 valuation. It was valued using terms of a spinoff and considered a Level 3 valuation. Previously, it was valued by an independent pricing service and was considered a Level 1 valuation.

Valuation Technique	Unobservable Input	Range
Acquisition terms	Book value of assets	CAD 12,602

5 During the period, the valuation of the common stocks held in JNL/WCM Focused International Fund were transferred from a Level 2 valuation to a Level 3 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the last traded price and considered a Level 3 valuation.

6 During the period, the valuation of the common stocks held in JNL/ WCM Focused International Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using a pricing model and considered a Level 3 valuation.

7  This amount represents value of shares received in a reorganization of common stock held in JNL/WCM Focused International Fund.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America Long Short Credit Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jackson Variable Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2018

    Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2018

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 28, 2018

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.